      As filed with the Securities and Exchange Commission on September 24, 2001
                                            Registration Nos. 33-30913, 811-5899


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

                      Pre-Effective Amendment No. ____ [_]


                       Post-Effective Amendment No. 31 [X]


                          REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940[X]


                              Amendment No. 33 [X]


                        (Check appropriate box or boxes)

                             The Munder Funds Trust
               (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (248) 647-9200

                             Stephen J. Shenkenberg
                            Munder Capital Management
                                480 Pierce Street
                              Birmingham, MI 48009
                     (Name and Address of Agent for Service)
                                    Copy to:


                                Jane Kanter, Esq.
                                     Dechert
                               1775 Eye Street, NW
                              Washington, DC 20006


(APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING): As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective: (check appropriate box)


               _____ Immediately upon filing pursuant to paragraph (b)
               _____ On ____________ pursuant to paragraph (b)
                 X   60 days after filing pursuant to paragraph (a)(1)
               -----
                     On ____________ pursuant to paragraph (a)(1)

               _____ 75 days after filing pursuant to paragraph (a)(2)
               _____ On ____________ pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                      Prospectus

                                                       CLASS A, B, C & II SHARES




                                                                October   , 2001







                                                         The Munder Equity Funds
                                                                        Balanced
                                                                   Bio(Tech)/2 /
                                                                 Digital Economy


                                        Focus Growth (formerly Equity Selection)
                                                               Future Technology
                                                            International Equity
                                                            International NetNet

                                        Large-Cap Value (formerly Equity Income)

                                                                Micro-Cap Equity
                                   MidCap Select (formerly Growth Opportunities)
                                                             Multi-Season Growth
                                                                          NetNet
                                                                      Power Plus
                                                   Real Estate Equity Investment
                                                                 Small-Cap Value
                                                            Small Company Growth

                                                    The Munder Framlington Funds
                                                    Framlington Emerging Markets
                                           Framlington Global Financial Services
                                                          Framlington Healthcare
                                                Framlington International Growth



                           As with all mutual funds, the Securities and Exchange
                     Commission has not approved or disapproved these securities nor passed upon the accuracy or adequacy of this prospectus.
                                    It is a criminal offense to state otherwise.



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TABLE OF CONTENTS

 2  RISK/RETURN SUMMARY
46  FEES AND EXPENSES

51  MORE ABOUT THE FUNDS
51  GLOSSARY
51  PRINCIPAL INVESTMENT STRATEGIES AND RISKS
53  OTHER INVESTMENT STRATEGIES AND RISKS

57  YOUR INVESTMENT
57  HOW TO REACH THE FUNDS
57  PURCHASING SHARES
58  EXCHANGING SHARES
58  REDEEMING SHARES
59  ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES AND REDEMPTIONS
60  SHAREHOLDER PRIVILEGES

61  DISTRIBUTION ARRANGEMENTS
61  SHARE CLASS SELECTION
61  APPLICABLE SALES CHARGE--CLASS A SHARES
63  APPLICABLE SALES CHARGE--CLASS II SHARES
63  CDSC
65  12B-1 FEES
65  OTHER INFORMATION

66  PRICING OF FUND SHARES

66  DISTRIBUTIONS

68  FEDERAL TAX CONSIDERATIONS
68  TAXES ON DISTRIBUTIONS
68  TAXES ON SALES OR EXCHANGES
68  OTHER CONSIDERATIONS

69  MANAGEMENT
69  INVESTMENT ADVISORS AND SUB-ADVISOR
70  PORTFOLIO MANAGERS

72  FINANCIAL HIGHLIGHTS

BACK COVER FOR ADDITIONAL INFORMATION

RISK/RETURN SUMMARY

--------------------------------------------------------------------------------
This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About The Funds."

Certain terms used in this prospectus are defined in the Glossary. Unless otherwise noted, all goals of the Funds are non-fundamental and may be changed by the Funds' Board of Directors/Trustees without shareholder approval.


 EQUITY FUNDS


BALANCED FUND


 GOAL

The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by allocating its assets among three asset groups: equity securities, fixed income securities and cash equivalents.

The Fund normally will invest at least 25% of its assets in fixed income securities and no more than 75% of its assets in equity securities. The Fund will notify shareholders at least 30 days before changing this policy.

The advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

 .  general market and economic conditions and trends;

 .  interest rates and inflation rates;

 .  fiscal and monetary developments; and

 .  long-term corporate earnings growth.

The advisor will try to take advantage of changing economic conditions by adjusting the ratio of equity securities to fixed income securities or cash equivalents. For example, if the advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's equity securities holdings and reduce its fixed income securities and cash equivalents holdings.

Stocks are chosen on the basis of above-average and sustainable earnings growth, financial stability and attractive valuation. Bond strategy focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

The Fund's fixed income securities include:

 .  U.S. Government securities;

 .  obligations of foreign governments;

 .  corporate obligations;

 .  zero coupon bonds;

 .  variable and floating rate securities;

 .  mortgage and other asset-backed securities; and

 .  stripped securities.

The Fund's fixed income securities are rated investment grade or better. The average dollar-weighted maturity is expected to vary between six to fifteen years.

The Fund's cash equivalents are short-term, high-quality money market instruments and include:

 .  commercial paper;

 .  bankers' acceptances and certificates of deposit;

 .  corporate obligations; and

 .  U.S. Government securities.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."




                                    [CHART]

  Balanced Fund Class A

  Total Return
  (per calendar year)




  1994    -5.43%
  1995    23.25%
  1996    12.58%
  1997    17.68%
  1998    10.67%
  1999    18.94%

Year-to-date through September 30, 2000: 21.17%


                         Best Quarter:  Q4 1998  14.55%
                         Worst Quarter: Q3 1998 (9.61)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                            1      5        Since
                           Year  Years  Inception /(1)/
--------------------------------------------------------
Class A                   12.40% 15.23%       11.30%
Class B                   13.75% 15.47%       14.25%
Class C                   17.39%    N/A       14.13%
S&P 500(R) Index /(2)/    21.03% 28.55%  22.39%/(3)/
S&P 500(R) Index                         26.75%/(4)/
S&P 500(R) Index                         25.98%/(5)/
60% S&P 500(R)
Index/20% Lehman
Aggregate Bond/20%
Lehman Credit Index /(2)/ 11.74% 20.17%  15.85%/(3)/
60% S&P 500(R) Index/20%
Lehman Aggregate
Bond/20% Lehman Credit
Index                                    18.90%/(4)/
60% S&P 500(R) Index/20%
Lehman Aggregate
Bond/20% Lehman Credit
Index                                    17.47%/(5/)

--------
(1)The inception dates for the Class A, Class B and Class C shares are 4/30/93, 6/21/94 and 1/24/96, respectively.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index of U.S. stock market activity. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Lehman Brothers Credit Index (formerly known as Lehman Brothers Corporate Bond Index) is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. The Fund has changed its secondary index from a composite of 60% S&P(R)/40% Lehman Brothers Gov't/Credit Index to a composite of 60% S&P 500(R)/20% Lehman Brothers Aggregate Bond Index/20% Lehman Brothers Credit Index which better represents the market in which the Fund invests.
(3)Index return is for Class A shares.
(4)Index return is for Class B shares.
(5)Index return is for Class C shares.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

BIO(TECH)/2/ FUND/ /


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its goal by investing in equity securities of companies engaged in developing, producing and marketing technologically advanced solutions for the healthcare and medical fields. Although the Fund may invest in foreign companies, most of these companies are currently located in the United States.

The Fund will invest in:

 . biotechnology firms;

 . medical device and instrumentation manufacturers;

 . pharmaceuticals companies;

 . specialty pharmaceuticals, including advanced drug delivery producers;

 . health care information technologies firms; and

 . medical device and instrument manufacturers.

Under normal market conditions, the Fund will invest at least 65% of its assets in companies dedicated to biotechnological solutions for the healthcare and medical fields. Such companies derive at least 50% of sales, earnings or assets from biotechnology products, licenses and services.

The Fund's investments may include foreign securities of companies located in countries with mature markets.

There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. Therefore, the Fund may invest in small companies and may invest without limit in initial public offerings ("IPOs"). It is uncertain whether IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may also purchase and sell futures, options and forward currency exchange contracts.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest primarily in the biotechnology industry and other health care related technologies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transactions costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Derivatives Risk. The Fund may suffer a loss from its use of futures or options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.


 PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

DIGITAL ECONOMY FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation while outperforming the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R)") over the long-term.


 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its goal by investing primarily in companies that leverage technology to gain a competitive advantage. Companies using the Internet to improve efficiencies, utilizing technology to increase market-share and profitability, and companies transforming their businesses to become more competitive are all candidates for investment.

Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of companies that are using technology in order to gain a competitive advantage over competing companies. The Fund will attempt to control risk by maintaining sector weightings approximately equal to the S&P 500(R) at all times.

The advisor will identify both new companies and mature companies in various industries that are using technology and technological innovation to become more profitable than their peers. As a result, the Fund will not be limited to companies in traditional technology industries.

The advisor will select stocks of companies that (i) will benefit from changes in technology, (ii) will use technology to gain an enduring competitive advantage, and (iii) are gaining market share and are positioned to be the market leaders of the future.

There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. Therefore, the Fund may invest in small companies and may invest without limit in initial public offerings ("IPOs"). It is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may invest up to 25% of its assets in foreign securities. The Fund may invest in options, futures contracts and other derivative products.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor regardless of movements in the securities markets.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 .  Technology Risk. The Fund will concentrate its investments in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

 . IPO Risk. Investments in initial public offerings may result in increased transactions costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Derivatives Risk. The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.


 PERFORMANCE

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

FOCUS GROWTH FUND
(formerly Equity Selection Fund)


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities.

The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

The Fund generally invests in companies with market capitalizations of at least $1 billion.

The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

The Fund may also invest in foreign securities.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Medium-Size Company Risk. The stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than the stocks of larger companies.

 . Foreign Securities Risk. Investments by the Fund in foreign securities presents risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future. Because Class A, Class B and Class II shares have limited performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y Shares, which are not offered in this prospectus. Class Y shares are not subject to a sales charge (load) or any distribution or shareholder servicing fees. Class A shares are subject to a maximum sales charge (load) of 5.5% on purchases and a 0.25% shareholder servicing fee. The sales charge for Class A shares declines as the amount invested increases. Class B shares are subject to a contingent deferred sales charge (CDSC) of 5% imposed on redemptions and a 1.00% distribution and service fee. The CDSC for Class B shares declines over time. Class II shares are subject to a maximum sales charge (load) of 1% imposed on purchases, a CDSC of 1% imposed on redemptions of Class II shares within 18 months of purchase and a 1.00% distribution and service fee. Please see the section entitled "Fees and Expenses." Performance for Class A, Class B and Class II shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ.


                                    [CHART]

Focus Growth Fund Class Y

Total Return
(per calendar year)



1999    16.74%

Year-to-date through September 30, 2000: 14.70%

                         Best Quarter:  Q4 1999  13.18%
                         Worst Quarter: Q3 1999 (7.72)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                    Since
                                                  Inception
                                           1 Year (11/11/98)
                    -----------------------------------------
                    Class Y                16.74%   25.98%
                    S&P 500(R) Index /(1)/ 21.03%   19.09%
                    Russell 1000(R) Growth
                      Index /(1)/          33.14%   29.56%

--------
(1)Standard & Poor's Composite 500 Index is a widely recognized unmanaged index of U.S. stock market activity. The Russell 1000(R) Growth Index is an index which measures the performance of those Russell 1000(R) companies (the 1,000 smallest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values. The Fund has changed its primary market index from the S&P 500(R) Index to the Russell 1000(R) Growth Index, which better represents the markets in which the Fund typically invests.

FUTURE TECHNOLOGY FUND


 GOAL

The Fund's goal is to provide capital appreciation.


 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its goal by investing at least 65% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings.

The products and services provided by technology-related companies may include: computer hardware and software, communications hardware and software, semiconductors, business services, media and information services and Internet-related services.

In selecting stocks, the advisor will first identify attractive sectors within the technology industry. The advisor will then focus on companies that it believes are current industry leaders or leading companies in developing sectors. Using fundamental analysis, the advisor will look for companies with:

 .  strong market share within their sector; and/or

 .  technologically superior products or services; and

 .  stable or improving revenue growth, earnings growth or order trends.

There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. The Fund may invest in small companies and may invest without limit in initial public offerings ("IPOs"). It is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended and may invest more of its assets in fewer issuers than a "diversified" investment company.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will concentrate its investments in the technology industry. Market or economic factors impacting that industry sector could have a major effect on the value of the Fund's investments. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

 . Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings and their product lines fail to achieve an adequate level of market recognition or acceptance.


 PERFORMANCE

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

INTERNATIONAL EQUITY FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing primarily in foreign securities including American Depositary Receipts (ADRs).

Under normal market conditions, at least 65% of the Fund's assets are invested in equity securities in at least three foreign countries. The Fund mostly invests in mature markets, but may also invest in emerging markets.

The Fund emphasizes companies with a market capitalization of at least $250 million. The Fund then invests in additional securities trading on either a foreign or U.S. stock exchange, which are chosen through an economic modeling process. This process seeks to identify those stocks that will have strong relative performance in their home market.

At least once a quarter, the advisor creates a list of foreign securities and ADRs which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The advisor updates the securities list frequently (at least quarterly), adds new securities to the list if they are eligible and sells securities not on the updated securities list as soon as practicable.

After the advisor creates the securities list, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the advisor believes broader market exposure will benefit the Fund, it will allocate up to 100% of the Fund's assets in first section securities. When the advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Emerging Markets Risk. Investments by the Fund in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency conditions.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them difficult to sell.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

                                    [CHART]

International Equity Fund Class A

Total Return
(per calendar year)



1993    32.51%
1994    -8.55%
1995    13.72%
1996    10.06%
1997     3.06%
1998    13.16%
1999    44.36%

Year-to-date through September 30, 2000: (12.59)%

                        Best Quarter:  Q4 1999   25.38%
                        Worst Quarter: Q3 1998 (16.82)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                      Since
                                   1 Year 5 Years Inception/(1)/
               -------------------------------------------------
               Class A             36.38% 14.76%        13.29%
               Class B             38.08% 14.96%        11.72%
               Class C             42.25%    N/A        15.23%
               FTSE World
               Index ex-U.S. /(2)/ 31.83% 12.67%   14.49%/(3)/
               FTSE World
               Index ex-U.S.                       11.68%/(4)/
               FTSE World
               Index ex-U.S.                       13.50%/(5)/

--------
(1)The inception dates for the Class A, Class B and Class C shares are 11/30/92, 3/9/94 and 9/29/95, respectively.
(2)The FTSE (Financial Times/London Stock Exchange) World Index ex-U.S. (formerly known as the FT/S&P Actuaries World Index
    ex-U.S.)is an unmanaged index used to portray global equity markets excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.
(3)Index return is for Class A shares.
(4)Index return is for Class B shares.
(5)Index return is for Class C shares.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

INTERNATIONAL NETNET FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its goal by using a growth strategy to invest primarily in foreign companies engaged in the Internet or Intranet related business.

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of foreign companies that are engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses. The Fund will invest in foreign equity securities and ADRs.

The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. The Fund may invest in small companies. The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may invest in emerging markets. The Fund may also purchase and sell options and forward currency exchange contracts.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor or the sub-advisor, regardless of movements in the securities markets.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Emerging Markets Risk. Investments by the Fund in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency conditions.

 . Sector Risk. The Fund will invest primarily in foreign companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . Derivatives Risk. The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.


 PERFORMANCE

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

LARGE-CAP VALUE FUND


(formerly Equity Income Fund)



 GOAL


The Fund's goal is to provide long-term capital appreciation and current income.



 PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its goal by investing primarily in companies whose equity securities are trading at a valuation discount relative to the marketplace, their peers and historical levels. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of large-capitalization companies. Large-capitalization companies are companies having a market capitalization within the range of companies included in the Russell 1000 Value Index. As of the date of this prospectus, such capitalizations are
approximately $   billion or greater.





The advisor generally selects large companies with relatively low valuations that it believes posess a catalyst for favorable or improved security values. The advisor may also consider one or more of the following factors:



 . Financial strength and strong fundamentals, including low price to earnings ratios;



 .  Improving earnings estimates and stock price trends;



 .  Quality of management, profitability and industry leadership position;



 .  Current dividend; and



 .  Unrecognized assets.





 PRINCIPAL RISKS


All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.




 . Value Investing Risk. Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.



The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."



                                    [CHART]

LARGE-CAP VALUE FUND CLASS A


        Percentage
1995    33.88%
1996    15.81%
1997    32.10%
1998    10.04%
1999    -0.30%


Year-to-date through September 30, 2000: (4.04)%




 Best Quarter:                               Q4 1998                    13.59%
 Worst Quarter:                              Q3 1998                   (9.98)%
Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                        Since
                                    1 Year  5 Years Inception/(1)/
             ------------------------------------------------------
             Class A                (5.80)% 16.25%     14.63%
             Class B                (5.84)% 16.47%     14.89%
             Class C                (2.00)%    N/A     13.11%
             Russell 1000(R) Value
               Index/(2)/             7.34% 23.07%     20.36%
             Russell 1000(R) Value
               Index                                   20.36%/(4)/
             Russell 1000(R) Value
               Index                                   19.53%/(5)/
             S&P 500(R) Index /(2)/  21.03% 28.55%     26.44%/(3)/
             S&P 500(R) Index                          26.44%/(4)/
             S&P 500(R) Index                          26.46%/(5)/

--------
(1)The inception dates for the Class A, Class B and Class C shares are 8/8/94, 8/9/94 and 12/5/95, respectively.
(2)The Russell 1000(R) Value Index is an index which measures the performance of those Russell 1000(R) companies (the 1,000 smallest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index of U.S. stock market activity. The Fund has changed its primary market index from the S&P 500(R) to the Russell 1000(R) Value Index which better represents the market in which the Fund invests.
(3)Index return is for Class A shares.
(4)Index return is for Class B shares.
(5)Index return is for Class C shares.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

MICRO-CAP EQUITY FUND


 GOAL

The Fund's goal is to provide capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities of micro-capitalization companies. Micro-capitalization companies means companies having a market capitalization within the range of the companies included in the Wilshire Micro-Cap Index. As of the date of this prospectus, such capitalizations do not exceed approximately $300 million, which is considerably less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor will choose companies that:

 .  present the ability to grow significantly over the next several years;

 . may benefit from changes in technology, regulations and industry sector trends; and

 .  are still in the developmental stage and may have limited product lines.

There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may also invest in equity securities of larger capitalization companies. The Fund may invest without limit in initial public offerings ("IPOs") of micro-capitalization companies, although it is uncertan whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."


                                    [CHART]

Micro-Cap Equity Fund Class A

Total Return
(per calendar year)



1997    71.30%
1998    -5.77%
1999    74.90%

Year-to-date through September 30, 2000: 2.52%

Best Quarter:  Q4 1999   47.88%
Worst Quarter: Q3 1998 (28.35)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                    Since
                                         1 Year Inception/(1)/
                -----------------------------------------------
                Class A                  65.23%     39.00%
                Class B                  68.28%     38.04%
                Class C                  72.30%     44.49%
                Wilshire Micro-Cap       40.86%     17.40%/(3)/
                Index /(2)/
                Wilshire Micro-Cap Index            17.46%/(4)/
                Wilshire Micro-Cap Index            20.09%/(5)/

--------
(1)The inception dates for the Class A, Class B and Class C shares are 12/26/96, 2/24/97 and 3/31/97, respectively.
(2)The Wilshire Micro-Cap Index consists of all issues in the Wilshire 5000 Index that rank below the 2,501st company based on size. The Wilshire 5000 Index contains all publicly traded U.S. stocks, but excludes REITS and limited partnerships.
(3)Index return is for Class A shares.
(4)Index return is for Class B shares.
(5)Index return is for Class C shares.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

MIDCAP SELECT FUND
(formerly Growth Opportunities Fund)


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in the equity securities of mid capitalization companies. Mid capitalization companies means Companies having a market capitalization within the range of companies included in the S&P MidCap 400(R) Index. As of the date of this prospectus, such capitalizations are between approximately $100 million and $9 billion.

Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 10,000 companies over the past three years and investing in approximately 50 to 100 companies based on:

 .  superior earnings growth;

 .  financial stability;

 .  relative market value; and

 .  price changes compared to the S&P MidCap 400 Index.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies' stocks typically are traded in a lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future. Because Class A, Class B and Class II shares have limited performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y Shares, which are not offered in this prospectus. Class Y shares are not subject to a sales charge (load) or any distribution or shareholder servicing fees. Class A shares are subject to a maximum sales charge (load) of 5.5% on purchases and a 0.25% shareholder servicing fee. The sales charge for Class A shares declines as the amount invested increases. Class B shares are subject to a contingent deferred sales charge (CDSC) of 5% imposed on redemptions and a 1.00% distribution and service fee. The CDSC for Class B shares declines over time. Class II shares are subject to a maximum sales charge (load) of 1% imposed on purchases, a CDSC of 1% imposed on redemptions of Class II shares within 18 months of purchase and a 1.00% distribution and service fee. Please see the section entitled "Fees and Expenses." Performance for Class A, Class B and Class II shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ.



                                    [CHART]

MidCap Select Fund Class Y

Total Return
(per calendar year)



1999    31.62%

Year-to-date through September 30, 2000: 32.53%

Best Quarter:  Q4 1999  24.95%
Worst Quarter: Q1 1999 (7.77)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                        Since
                                                      Inception
                                               1 Year (6/24/98)
                 ----------------------------------------------
                 Class Y                       31.62%  17.04%
                 S&P MidCap 400(R) Index /(1)/ 14.71%  12.97%

--------
(1)Standard & Poor's MidCap 400 Index is a capitalization-weighted index of that measures the performance of the mid-range sector of the U.S. stock market.

MULTI-SEASON GROWTH FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 5,500 companies over the past five years and investing in approximately 50 to 100 companies based on:

 .  superior earnings growth;

 .  financial stability;

 .  relative market value; and

 .  price changes compared to the S&P 500(R).


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risk:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 PERFORMANCE

The bar chart and table below give some indication of the risks of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


The annual returns in the bar chart are for the Fund's Class B Shares and do not reflect contingent deferred sales charges. If such loads were reflected, returns would be less than those shown. Performance of Class A and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."


                                    [CHART]

Multi-Season Growth Fund Class B

Total Return
(per calendar year)



1994    -3.21%
1995    31.19%
1996    21.42%
1997    29.20%
1998    14.29%
1999    10.46%

Year-to-date through September 30, 2000: (2.74)%

Best Quarter:  Q4 1998   19.58%
Worst Quarter: Q3 1998 (14.35)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                       Since
                                    1 Year 5 Years Inception /(1)/
             -----------------------------------------------------
             Class A                 4.94% 20.53%      16.13%
             Class B                 5.46% 20.86%      15.90%
             Class C                 9.39% 21.04%      16.64%
             S&P 500(R) Index /(2)/ 21.03% 28.55%      22.38%/(3)/
             S&P 500(R) Index                          22.39%/(4)/
             S&P 500(R) Index                          22.96%/(5)/

--------
(1)The inception dates of the Class A, Class B and Class C shares are 8/4/93, 4/29/93 and 9/20/93, respectively.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index of U.S. stock market activity.
(3)Index return is for Class A shares.
(4)Index return is for Class B shares.
(5)Index return is for Class C shares.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

NETNET FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its goal by investing primarily in companies engaged in the Internet and Intranet related business.

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that are engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses.

The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

There is no limit on the market capitalization of the companies the Fund may invest in, or in the length of operating history for the companies. The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may also invest in foreign securities and purchase and sell options.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Derivatives Risk. The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compares to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."


                                    [CHART]

NetNet Fund Class A

Total Return
(per calendar year)



1997    30.43%
1998    97.92%
1999   175.55%

Year-to-date through September 30, 2000: (14.60)%

Best Quarter:  Q4 1999   79.67%
Worst Quarter: Q1 1997 (19.15)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                      Since
                                          1 Year  Inception /(1)/
              ----------------------------------------------------
              Class A                     160.44%      90.13%
              Class B                     168.48%     156.34%
              Class C                     172.65%     233.84%
              S&P 500(R) Index /(2)/       21.04%      29.64%/(3)/
              S&P 500(R) Index                         20.46%/(4)/
              S&P 500(R) Index                         25.61%/(5)/
              Russell 2000(R) Index /(2)/  21.26%      14.70%/(3)/
              Russell 2000(R) Index                    10.01%/(4)/
              Russell 2000(R) Index                    19.92%/(5)/
              Inter@ctive Week Internet
                Index 100/(2)/            168.29%      84.84%/(3)/
              Inter@ctive Week Internet
                Index 100                             172.11%/(4)/
              Inter@ctive Week Internet
                Index 100                             213.90%/(5)/

--------
(1)The inception date for Class A, Class B and Class C shares are 8/19/96, 6/1/98 and 11/3/98, respectively.
(2)Standard & Poor's 500 Composite Price Index is a widely recognized unmanaged index of U.S. stock market activity. The Russell 2000(R) Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded on the NYSE, American Stock Exchange and/or NASDAQ. The Inter@ctive Week Internet Index 100 is an unmanaged index of 100 companies considered by Inter@ctive Week magazine to be key drivers in the internet industry. The Fund has changed its primary index from the Russell 2000(R) Index to the S&P 500(R) Index which better represents the market in which the Fund invests.
(3)Index return is for Class A shares.
(4)Index return is for Class B shares.
(5)Index return is for Class C shares.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

POWER PLUS FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues it goal by investing in equity securities of U.S. and non-U.S. companies considered by the portfolio managers of the Fund to significantly benefit from or derive revenue from non-regulated energy or power-related activities. The Fund will invest in small, medium and large capitalization companies.

Under normal market conditions, the Fund will invest at least 80% of its total assets in companies that are primarily engaged in non-regulated energy and power activities, which are companies for which at least 50% of its sales, earnings or assets arise from or are dedicated to non-regulated energy or power activities. Energy-related activities may involve:

 .  conventional sources of energy such as oil, natural gas and coal, and

 . renewable sources of energy such as geothermal, biomass, solar and wind power.

Power-related activities include:

 .  power generation from independent power producers and others, and

 .  power technology.

Power technology is broadly defined to encompass all aspects of generating, monitoring, conditioning (i.e., improving power quality) and delivering power such as fuel cells, microturbines, flywheel storage devices, superconductors and uninterruptible power supply products.

The Fund may invest, on a direct or indirect basis, up to 10% of its total assets in equity securities of privately-owned energy and power-related companies that plan to conduct an IPO within several years from the time the Fund makes its investment.

The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund.

The advisor selects companies on a "bottom up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The advisor evaluates companies, analyzing a number of factors, including the growth prospects of an energy or power-related company relative to the price of its stock and companies that are at the leading edge of new developments in the energy or power sectors.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Technology Risk. The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and completion. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the stock market.


 PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

REAL ESTATE EQUITY INVESTMENT FUND


 GOAL

The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry.

A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations.

The companies in which the Fund primarily invests include:

 . equity real estate investment trusts ("REITS") (only if they are traded on a securities exchange or NASDAQ);

 .  brokers, home builders and real estate developers;

 . companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies);

 .  manufacturers and distributors of building supplies;

 .  mortgage REITS; and

 .  financial institutions which issue or service mortgages.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will concentrate its investments in the real estate industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

                                    [CHART]

Real Estate Equity Investment Fund
Class A

Total Return
(per calendar year)



1995    11.71%
1996    34.03%
1997    22.13%
1998   -17.17%
1999    -4.87%

Year-to-date through September 30, 2000: 18.73%

                        Best Quarter:  Q4 1996   17.73%
                        Worst Quarter: Q3 1999 (10.35)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                        Since
                   1 Year   5 Years Inception/(1)/
---------------------------------------------------
Class A           (10.12)%   6.36%      6.51%
Class B           (10.16)%   6.46%      6.72%
Class C           (16.40)%     N/A      5.96%
NAREIT Index/(2)/  (4.62)%   8.09%      7.70%/(3)/
NAREIT- Index                           8.61%/(4)/
NAREIT- Index                           6.14%/(5)/

--------
(1)The inception dates for the Class A, Class B and Class C shares are 9/30/94, 10/3/94 and 1/5/96, respectively.
(2)National Association of Real Estate Investment Trusts ("NAREIT") are equity real estate investment trusts which are defined as those which derive more than 75% of their income from equity investments in real estate assets. The NAREIT equity index includes all tax qualified real estate investment trusts listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market System.
(3)Index return is for Class A shares.
(4)Index return is for Class B shares.
(5)Index return is for Class C shares.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

SMALL-CAP VALUE FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies. Small capitalization companies means companies with market capitalizations within the range of the companies in the Russell 2000 Index. As of the date of this prospectus, such capitalizations do not exceed approximately $1.5 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in equity securities of companies that the advisor believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:

 .  a stable or improving earnings record;

 .  sound finances;

 .  above-average growth prospects;

 .  participation in a fast growing industry;

 .  strategic niche position in a specialized market; and

 .  adequate capitalization.

The Fund may also invest in equity securities of larger capitalization companies.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."

                                    [CHART]

Small-Cap Value Fund Class A

Total Return
(per calendar year)



1998    -6.70%
1999    -4.96%

Year-to-date through September 30, 2000: 10.83%

                        Best Quarter:  Q2 1999   17.68%
                        Worst Quarter: Q3 1998 (19.93)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                               Since
                                  1 Year   Inception/(1)/
----------------------------------------------------------
Class A                          (10.21)%      6.08%
Class B                          (10.57)%      4.72%
Class C                           (6.74)%      7.32%
Russell 2000(R) Value Index/(2)/  (1.49)%      6.33%/(3)/
Russell 2000(R) Value Index                    6.17%/(4)/
Russell 2000(R) Value Index                    6.33%/(5)/
Russell 2000(R) Index/(2)/         21.26%     12.71%/(3)/
Russell 2000(R) Index                         14.09%/(4)/
Russell 2000(R) Index                         12.71%/(5)/

--------
(1)The inception dates for Class A, Class B and Class C shares are 1/10/97, 2/11/97 and 1/13/97, respectively.
(2)The Russell 2000(R) Value Index is an unmanaged index which measures the performance of those Russell 2000(R) companies (the 2,000 smallest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. The Russell 2000(R) Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded on the NYSE, American Stock Exchange and the NASDAQ. The Fund has changed its primary index from the Russell 2000(R) Index to the Russell 2000(R) Value Index which better represents the market in which the Fund invests.
(3)Index return is for Class A shares.
(4)Index return is for Class B shares.
(5)Index return is for Class C shares.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

SMALL COMPANY GROWTH FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor considers these factors, among others, in choosing companies:

 .  above-average growth prospects;

 .  participation in a fast-growing industry;

 .  strategic niche position in a specialized market; and

 .  adequate capitalization.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."



                                    [CHART]

Small Company Growth Fund Class A

Total Return
(per calendar year)



1993    13.14%
1994    -2.74%
1995    29.64%
1996    36.83%
1997    25.34%
1998    -7.46%
1999     2.57%

Year-to-date through September 30, 2000: 13.45%

Best Quarter:  Q2 1997  23.98 %
Worst Quarter: Q3 1998 (21.09)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                 Since
                            1 Year   5 Years Inception/(1)/
                                             --------------
------------------------------------------------------------
Class A                     (3.08)%  14.80%     12.37%
Class B                     (3.62)%  14.90%     13.53%
Class C                     (0.30)%     N/A     12.53%
Russell 2000(R) -Growth
  Index/(2)/                 43.10%  18.98%     15.12%/(3)/
Russell 2000(R) Growth
  Index                                         16.90%/(4)/
Russell 2000(R) -Growth
  Index                                         15.53%/(5)/
Russell 2000(R) -Index/(2)/  21.26%  16.69%     14.53%/(3)/
Russell 2000(R) -Index                          14.64%/(4)/
Russell 2000(R) -Index                          13.62%/(5)/

--------
(1)The inception dates for the Class A, Class B and Class C shares are 11/23/92, 4/28/94 and 9/26/95, respectively.
(2)The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ. The Fund has changed its primary market index from the Russell 2000(R) Index to the Russell 2000(R) Growth Index which better represents the market in which the Fund invests.
(3)Index return is for Class A shares.
(4)Index return is for Class B shares.
(5)Index return is for Class C shares.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

FRAMLINGTON EMERGING MARKETS FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The companies may be identified from research reports, stock screens or personal knowledge of products and services.

A company will be considered to be in an emerging market country if:

 . the company is organized under the laws of, or has a principal office in, an emerging market country;

 .  the company's stock is traded primarily in an emerging market country;

 .  most of the company's assets are in an emerging market country; or

 . most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

The Fund may also invest in foreign securities of companies located in countries with mature markets.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Emerging Markets Risk. Investments by the Fund in foreign securities of issuers in emerging market countries is subject to emerging markets risk. Investing in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency conditions.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


The annual returns in the bar chart are for the Fund's Class A Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Performance of Class B and Class C shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses." class will differ. Please see the section entitled "Fees and Expenses."


                                    [CHART]

Framlington Emerging Markets Fund
Class A

Total Return
(per calendar year)



1998    -27.48%
1999     87.64%

Year-to-date through September 30, 2000: (29.46)%

Best Quarter:  Q4 1999   42.94%
Worst Quarter: Q3 1998 (21.69)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                   Since
                                        1 Year Inception/(1)/
                  ---------------------------------------------
                  Class A               77.35%     12.71%
                  Class B               81.51%     10.33%
                  Class C               83.63%     11.51%
                  MSCI Emerging Markets
                    Free Index/(2)/     66.41%      0.96%/(3)/
                  MSCI Emerging Markets
                    Free Index                    (0.49)%/(4)/
                  MSCI Emerging Markets
                    Free Index                      0.96%/(5)/
                  MSCI Emerging Markets
                    Index/(2)/          68.82%      1.80%/(3)/
                  MSCI Emerging Markets
                    Index                           0.44%/(4)/
                  MSCI Emerging Markets
                    Index                           1.37%/(5)/

--------
(1)The inception dates for Class A, Class B and Class C shares are 1/14/97, 2/25/97 and 3/3/97, respectively.
(2)The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged index used to measure common stock price movement of freely investable opportunities for foreign investors in emerging markets countries. The MSCI Emerging Markets Index is an unmanaged index used to measure common stock price movement in emerging market countries. The Fund has changed its primary market index from the MSCI Emerging Markets Index to the MSCI Emerging Markets Free Index which better represents the market in which the Fund invests.
(3)Index return is for Class A shares.
(4)Index return is for Class B shares.
(5)Index return is for Class C shares.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industries and companies providing services primarily within the financial services industries. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industries.

Examples of companies in the financial services industry are:

 .  commercial, industrial and investment banks;

 .  savings and loan associations;

 .  brokerage companies;

 .  consumer and industrial finance companies;

 .  real estate and leasing companies;

 .  insurance companies; and

 .  holding companies for each of the above.

A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor evaluates companies, analyzing a number of factors, including the growth prospects of a financial services company relative to the price of its stock.

The sub-advisor allocates assets among countries based on:

 . its analysis of the trends in the financial services industry in particular regions;

 .  the relative valuation of financial services companies in different regions;
   and

 . its assessment of the prospects for a particular equity market and its currency.

Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

The Fund may also enter into forward currency exchange contracts.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 .  Sector Risk. The Fund will invest primarily in companies which are principally engaged in the
  financial services industries and companies providing services primarily within the financial services industries. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Derivatives Risk. The Fund may suffer a loss from the Fund's use of forward currency exchange contracts and other forms of derivative instruments. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future. Because Class A, Class B and Class II shares have limited performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y Shares, which are not offered in this prospectus. Class Y shares are not subject to a sales charge (load) or any distribution or shareholder servicing fees. Class A shares are subject to a maximum sales charge (load) of 5.5% on purchases and a 0.25% shareholder servicing fee. The sales charge for Class A shares declines as the amount invested increases. Class B shares are subject to a contingent deferred sales charge (CDSC) of 5% imposed on redemptions and a 1.00% distribution and service fee. The CDSC for Class B shares declines over time. Class II shares are subject to a maximum sales charge (load) of 1% imposed on purchases, a (CDSC) of 1% imposed on redemptions of Class II shares within 18 months of purchase and a 1.00% distribution and service fee. Please see the section entitled "Fees and Expenses." Performance for Class A, Class B and Class II shares, net of any sales charges (loads), would have substantially similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ.

                                    [CHART]

Framlington Global Financial Services
Fund Class Y

Total Return
(per calendar year)



1999    4.52%

Year-to-date through September 30, 2000: 12.80%

                         Best Quarter:  Q4 1999   7.35%
                         Worst Quarter: Q3 1999 (2.52)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                       Since
                                     Inception
                              1 Year (6/24/98)
----------------------------------------------
Class Y                        4.52%    3.42%
MSCI World Index/(1)/         25.34%   32.85%
MSCI World Finance Index/(1)/  6.65%    3.37%

--------
(1)The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index used to measure common stock price movement in developed countries. The MSCI World Finance Index is an unmanaged index which follows four sub-sectors (Insurance, Financial Services, Real Estate and Banking) of the MSCI World Index.

FRAMLINGTON HEALTHCARE FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States.

The Fund will invest in:

 .  pharmaceutical producers;

 .  biotechnology firms;

 .  medical device and instrument manufacturers;

 .  distributors of healthcare products;

 .  healthcare providers and managers; and

 .  other healthcare service companies.

Under normal market conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor evaluates companies, analyzing a number of factors, including the growth prospects of a healthcare company relative to the price of its stock and companies that are at the leading edge of new developments in the healthcare industry.

The Fund's investments may include foreign securities of companies located in countries with mature markets.

 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest primarily in companies which are principally engaged in the healthcare industry and companies providing services primarily within the healthcare industry. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart are for the Fund's Class C Shares and do not reflect contingent deferred sales charges (CDSCs). If CDSCs were reflected, returns would be less than those shown. Performance of Class A and Class B shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."


                                    [CHART]

Framlington Healthcare Fund Class C

Total Return
(per calendar year)



1998     0.32%
1999    37.63%

Year-to-date through September 30, 2000: 111.27%

Best Quarter:  Q4 1999   43.51%
Worst Quarter: Q1 1999 (21.63)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                     Since
                                         1 Year  Inception/(1)/
                -----------------------------------------------
                Class A                   31.06%        11.37%
                Class B                   32.72%  12.72%
                Class C                   36.63%  15.50%
                MSCI World Index/(2)/     25.34%  22.46%/(3)/
                MSCI World Index                  22.23%/(4)/
                MSCI World Index                  22.23%/(5)/
                S&P Healthcare
                  Composite/(2)/         (8.25)%  20.06%/(4)/
                S&P Healthcare Composite          20.29%/(5)/
                S&P Healthcare Composite          20.57%/(6)/

--------
(1)The inception dates for Class A, Class B and Class C shares are 2/14/97, 1/31/97 and 1/13/97, respectively.
(2)The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index used to measure common stock price movement in developed countries. The S&P Healthcare Composite is a capitalization-weighted index of all of the stocks in the S&P 500 that are involved in the business of healthcare-related products or services. The Fund has changed its index to which it is compared to better represent the market in which it invests. Previously, the Fund was compared to the S&P Healthcare Composite.
(3)Index return is for Class A shares.
(4)Index return is for Class B shares.
(4)Index return is for Class C shares.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

FRAMLINGTON INTERNATIONAL GROWTH FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries.

The sub-advisor will choose companies that demonstrate:

 .  above-average profitability;

 .  high quality management; and

 .  the ability to grow significantly in their countries.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor generally selects stocks of companies that the sub-advisor believes can grow their earnings faster than the market.

The Fund may invest in companies located in countries with mature markets and in those with emerging markets.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:
 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Emerging Markets Risk. Investments by the Fund in foreign securities of issuers in emerging market countries is subject to emerging markets risk. Investing in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency conditions.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart are for the Fund's Class C Shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Performance of Class A and Class B shares, net of any sales charges (loads), would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses."


                                    [CHART]

Framlington International Growth Fund
Class C

Total Return
(per calendar year)



1998    14.48%
1999    44.10%


Year-to-date through September 30, 2000: (11.97)%

Best Quarter:  Q4 1999   25.68%
Worst Quarter: Q3 1998 (17.79)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                   Since
                                        1 Year Inception/(1)/
                   -------------------------------------------
                   Class A              37.46%       17.88%
                   Class B              39.01%       20.15%
                   Class C              43.10%       19.53%
                   MSCI EAFE Index/(2)/ 27.30%  17.83%/(3)/
                   MSCI EAFE Index              18.23%/(4)/
                   MSCI EAFE Index              17.79%/(5)/

--------
(1)The inception dates for the Class A, Class B and Class C shares are 2/20/97, 3/19/97 and 2/13/97, respectively.
(2)Morgan Stanley (MSCI) EAFE Index is an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia, New Zealand and countries in the Far East.
(3)Index return is for Class A shares.
(4)Index return is for Class B shares.
(5)Index return is for Class C shares.

The average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

 FEES AND EXPENSES


The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.


                                                                                Class A Class B Class C Class II
                                                                                Shares  Shares  Shares   Shares
Shareholder Fees (fees paid directly from your investment)                      ------- ------- ------- --------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price).... 5.5%(a)   None    None      1%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of original purchase
  price or redemption proceeds)................................................ None(b)  5%(c)   1%(d)   1%(e)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends....................    None   None    None    None
Redemption Fees................................................................    None   None    None    None
Exchange Fees..................................................................    None   None    None    None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) And Examples
The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                        Annual Fund Operating Expenses
                             as a % of net assets
       -----------------------------------------------------------------
                                                Class A Class B Class C
                                                Shares  Shares   Shares
                                                ------- ------- --------
       Balanced Fund
       Management Fees.........................   .65%    .65%    .65%
       Distribution and/or Service (12b-1) Fees   .25%   1.00%   1.00%
       Other Expenses..........................   .36%    .36%    .36%
                                                 -----   -----   -----
       Total Annual Fund Operating Expenses....  1.26%   2.01%   2.01%
                                                 =====   =====   =====

                                                Class A Class B Class II
                                                Shares  Shares   Shares
                                                ------- ------- --------
       Bio(Tech)/2/ Fund
       Management Fees.........................  1.25%   1.25%   1.25%
       Distribution and/or Service (12b-1) Fees   .25%   1.00%   1.00%
       Other Expenses(1).......................   .50%    .50%    .50%
                                                 -----   -----   -----
       Total Annual Fund Operating Expenses....  2.00%   2.75%   2.75%
                                                 =====   =====   =====

                                                Class A Class B Class II
                                                Shares  Shares   Shares
                                                ------- ------- --------
       Digital Economy Fund
       Management Fees.........................   .75%    .75%    .75%
       Distribution and/or Service (12b-1) Fees   .25%   1.00%   1.00%
       Other Expenses(1).......................   .50%    .50%    .50%
                                                 -----   -----   -----
       Total Annual Fund Operating Expenses....  1.50%   2.25%   2.25%
                                                 =====   =====   =====


                        Examples
--------------------------------------------------------
          Class A Class B   Class B    Class C  Class C
          Shares  Shares*   Shares**   Shares*  Shares**
          ------- -------   --------   -------- --------
  1 Year. $   676 $  721     $  206     $  309   $  206
  3 Years $   933 $  964     $  636     $  636   $  636
  5 Years $ 1,210 $1,324     $1,093     $1,093   $1,093
10 Years. $ 1,999 $2,160***  $2,160***  $2,355   $2,355

          Class A Class B   Class B    Class II Class II
          Shares  Shares*   Shares**   Shares*  Shares**
          ------- -------   --------   -------- --------
  1 Year. $   749 $  793     $  282     $  482   $  381
  3 Years $ 1,154 $1,184     $  864     $  957   $  957

          Class A Class B   Class B    Class II Class II
          Shares  Shares*   Shares**   Shares*  Shares**
          ------- -------   --------   -------- --------
  1 Year. $   699 $  744     $  231     $  431   $  329
  3 Years $ 1,005 $1,036     $  711     $  805   $  805

               Annual Fund Operating Expenses
                    as a % of net assets
-------------------------------------------------------------
                                     Class A Class B Class II
                                     Shares  Shares   Shares
                                     ------- ------- --------
Focus Growth Fund
Management Fees.....................   .75%    .75%    .75%
Distribution and/or Service (12b-1)
 Fees...............................   .25%   1.00%   1.00%
Other Expenses......................   .41%    .41%    .41%
                                      -----   -----   -----
Total Annual Fund Operating Expenses  1.41%   2.16%   2.16%
                                      =====   =====   =====

                                     Class A Class B Class II
                                     Shares  Shares   Shares
                                     ------- ------- --------
Future Technology Fund
Management Fees.....................  1.00%   1.00%   1.00%
Distribution and/or Service (12b-1)
 Fees...............................   .59%   1.00%   1.00%
Other Expenses(4)...................   .59%    .59%    .59%
                                      -----   -----   -----
Total Annual Fund Operating
 Expenses(4)........................  1.84%   2.59%   2.59%
                                      =====   =====   =====

                                     Class A Class B Class C
                                     Shares  Shares   Shares
                                     ------- ------- --------
International Equity Fund
Management Fees.....................   .75%    .75%    .75%
Distribution and/or Service (12b-1)
 Fees...............................   .25%   1.00%   1.00%
Other Expenses......................   .30%    .30%    .30%
                                      -----   -----   -----
Total Annual Fund Operating Expenses  1.30%   2.05%   2.05%
                                      =====   =====   =====

                                     Class A Class B Class II
                                     Shares  Shares   Shares
                                     ------- ------- --------
International NetNet Fund
Management Fees.....................  1.25%   1.25%   1.25%
Distribution and/or Service (12b-1)
 Fees...............................   .25%   1.00%   1.00%
Other Expenses......................   .58%    .58%    .58%
                                      -----   -----   -----
Total Annual Fund Operating Expenses  2.08%   2.83%   2.83%
                                      =====   =====   =====

                                     Class A Class B Class C
                                     Shares  Shares   Shares
                                     ------- ------- --------
Large-Cap Value Fund
Management Fees.....................   .75%    .75%    .75%
Distribution and/or Service (12b-1)
 Fees...............................   .25%   1.00%   1.00%
Other Expenses......................   .23%    .23%    .23%
                                      -----   -----   -----
Total Annual Fund Operating Expenses  1.23%   1.98%   1.98%
                                      =====   =====   =====


                                   Examples
           ---------------------------------------------------------
                      Class A Class B   Class B    Class II Class II
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  690  $  735     $  221     $  422   $  320
              3 Years $  978  $1,009     $  683     $  777   $  777
              5 Years $1,287  $1,400     $1,171     $1,260   $1,260
            10 Years. $2,160  $2,320***  $2,320***  $2,589   $2,589

                      Class A Class B   Class B    Class II Class II
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  733  $  777     $  265     $  465   $  364
              3 Years $1,106  $1,137     $  815     $  908   $  908
              5 Years $1,503  $1,616     $1,391     $1,478   $1,478
            10 Years. $2,608  $2,768***  $2,768***  $3,025   $3,025

                      Class A Class B   Class B    Class C  Class C
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  680  $  725     $  211     $  313   $  210
              3 Years $  945  $  976     $  649     $  649   $  649
              5 Years $1,231  $1,344     $1,113     $1,113   $1,113
            10 Years. $2,042  $2,203***  $2,203***  $2,398   $2,398

                      Class A Class B   Class B    Class II Class II
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  757  $  801     $  291     $  490   $  389
              3 Years $1,177  $1,208     $  889     $  981   $  981
              5 Years $1,622  $1,734     $1,512     $1,599   $1,599
            10 Years. $2,850  $3,009***  $3,009***  $3,260   $3,260

                      Class A Class B   Class B    Class C  Class C
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  673  $  718     $  203     $  306   $  203
              3 Years $  924  $  955     $  627     $  627   $  627
              5 Years $1,195  $1,308     $1,076     $1,077   $1,077
            10 Years. $1,966  $2,127***  $2,127***  $2,323   $2,323

               Annual Fund Operating Expenses
                    as a % of net assets
------------------------------------------------------------
                                    Class A Class B Class C
                                    Shares  Shares   Shares
                                    ------- ------- --------
Micro-Cap Equity Fund
Management Fees....................  1.00%   1.00%   1.00%
Distribution and/or Service (12b-1)
 Fees..............................   .25%   1.00%   1.00%
Other Expenses.....................   .43%    .43%    .43%
                                     -----   -----   -----
Total Annual Fund Operating
 Expenses..........................  1.68%   2.43%   2.43%
                                     =====   =====   =====

                                    Class A Class B Class II
                                    Shares  Shares   Shares
                                    ------- ------- --------
MidCap Select Fund
Management Fees....................   .75%    .75%    .75%
Distribution and/or Service (12b-1)
 Fees..............................   .25%   1.00%   1.00%
Other Expenses(2)..................   .48%    .48%    .48%
                                     -----   -----   -----
Total Annual Fund Operating
 Expenses(2).......................  1.48%   2.23%   2.23%
                                     =====   =====   =====

                                    Class A Class B Class C
                                    Shares  Shares   Shares
                                    ------- ------- --------
Multi-Season Growth Fund
Management Fees(3).................   .92%    .92%    .92%
Distribution and/or Service (12b-1)
 Fees..............................   .25%   1.00%   1.00%
Other Expenses.....................   .25%    .25%    .25%
                                     -----   -----   -----
Total Annual Fund Operating
 Expenses(3).......................  1.42%   2.17%   2.17%
                                     =====   =====   =====

                                    Class A Class B Class C
                                    Shares  Shares   Shares
                                    ------- ------- --------
NetNetFund
Management Fees....................  1.00%   1.00%   1.00%
Distribution and/or Service (12b-1)
 Fees..............................   .25%   1.00%   1.00%
Other Expenses.....................   .41%    .41%    .41%
                                     -----   -----   -----
Total Annual Fund Operating
 Expenses..........................  1.66%   2.41%   2.41%
                                     =====   =====   =====

                                    Class A Class B Class II
                                    Shares  Shares   Shares
                                    ------- ------- --------
Power Plus Fund
Management Fees....................   .75%    .75%    .75%
Distribution and/or Service (12b-1)
 Fees..............................   .25%   1.00%   1.00%
Other Expenses(1)..................   .50%    .50%    .50%
                                     -----   -----   -----
Total Annual Fund Operating
 Expenses..........................  1.50%   2.25%   2.25%
                                     =====   =====   =====

                                   Examples
           ---------------------------------------------------------
                      Class A Class B   Class B    Class C  Class C
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  717  $  762     $  249     $  352   $  249
              3 Years $1,059  $1,089     $  766     $  766   $  766
              5 Years $1,423  $1,536     $1,310     $1,309   $1,309
            10 Years. $2,443  $2,603***  $2,603***  $2,792   $2,792

                      Class A Class B   Class B    Class II Class II
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  697  $  742     $  228     $  429   $  327
              3 Years $  999  $1,030     $  705     $  799   $  799
              5 Years $1,322  $1,435     $1,206     $1,296   $1,296
            10 Years. $2,234  $2,395***  $2,395***  $2,661   $2,661

                      Class A Class B   Class B    Class C  Class C
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  690  $  735     $  221     $  324   $  221
              3 Years $  978  $1,009     $  683     $  683   $  683
              5 Years $1,287  $1,400     $1,171     $1,170   $1,170
            10 Years. $2,160  $2,320***  $2,320***  $2,513   $2,513

                      Class A Class B   Class B    Class C  Class C
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  715  $  760     $  247     $  350   $  247
              3 Years $1,053  $1,083     $  760     $  760   $  760
              5 Years $1,413  $1,526     $1,299     $1,299   $1,299
            10 Years. $2,423  $2,583***  $2,583***  $2,771   $2,771

                      Class A Class B   Class B    Class II Class II
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  699  $  744     $  231     $  431   $  329
              3 Years $1,005  $1,036     $  711     $  805   $  805

               Annual Fund Operating Expenses
                    as a % of net assets
------------------------------------------------------------
                                    Class A Class B Class C
                                    Shares  Shares   Shares
                                    ------- ------- --------
Real Estate Equity Investment Fund
Management Fees....................   .74%    .74%    .74%
Distribution and/or Service (12b-1)
 Fees..............................   .25%   1.00%   1.00%
Other Expenses.....................   .34%    .34%    .34%
                                     -----   -----   -----
Total Annual Fund Operating
 Expenses..........................  1.33%   2.08%   2.08%
                                     =====   =====   =====

                                    Class A Class B Class C
                                    Shares  Shares   Shares
                                    ------- ------- --------
Small-Cap Value Fund
Management Fees....................   .75%    .75%    .75%
Distribution and/or Service (12b-1)
 Fees..............................   .25%   1.00%   1.00%
Other Expenses.....................   .31%    .31%    .31%
                                     -----   -----   -----
Total Annual Fund Operating
 Expenses..........................  1.31%   2.06%   2.06%
                                     =====   =====   =====

                                    Class A Class B Class C
                                    Shares  Shares   Shares
                                    ------- ------- --------
Small Company Growth Fund
Management Fees....................   .75%    .75%    .75%
Distribution and/or Service (12b-1)
 Fees..............................   .25%   1.00%   1.00%
Other Expenses.....................   .26%    .26%    .26%
                                     -----   -----   -----
Total Annual Fund Operating
 Expenses..........................  1.26%   2.01%   2.01%
                                     =====   =====   =====

                                    Class A Class B Class C
                                    Shares  Shares   Shares
                                    ------- ------- --------
Framlington Emerging Markets Fund
Management Fees....................  1.25%   1.25%   1.25%
Distribution and/or Service (12b-1)
 Fees..............................   .25%   1.00%   1.00%
Other Expenses(2)..................   .64%    .64%    .64%
                                     -----   -----   -----
Total Annual Fund Operating
 Expenses(2).......................  2.14%   2.89%   2.89%
                                     =====   =====   =====

                                    Class A Class B Class II
                                    Shares  Shares   Shares
                                    ------- ------- --------
Framlington Global Financial Services Fund
Management Fees....................   .75%    .75%    .75%
Distribution and/or Service (12b-1)
 Fees..............................   .25%   1.00%   1.00%
Other Expenses(2)..................  1.31%   1.31%   1.31%
                                     -----   -----   -----
Total Annual Fund Operating
 Expenses(2).......................  2.31%   3.06%   3.06%
                                     =====   =====   =====

                                   Examples
           ---------------------------------------------------------
                      Class A Class B   Class B    Class C  Class C
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  682  $  728     $  214     $  316   $  213
              3 Years $  954  $  985     $  658     $  658   $  658
              5 Years $1,246  $1,359     $1,129     $1,129   $1,129
            10 Years. $2,074  $2,235***  $2,235***  $2,429   $2,429

                      Class A Class B   Class B    Class C  Class C
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  680  $  726     $  212     $  315   $  211
              3 Years $  948  $  979     $  652     $  652   $  652
              5 Years $1,236  $1,349     $1,118     $1,119   $1,119
            10 Years. $2,053  $2,214***  $2,214***  $2,408   $2,408

                      Class A Class B   Class B    Class C  Class C
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  676  $  721     $  206     $  309   $  206
              3 Years $  933  $  964     $  637     $  636   $  636
              5 Years $1,210  $1,324     $1,093     $1,093   $1,093
            10 Years. $1,999  $2,160***  $2,160***  $2,355   $2,355

                      Class A Class B   Class B    Class C  Class C
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  763  $  806     $  296     $  398   $  296
              3 Years $1,195  $1,226     $  907     $  907   $  907
              5 Years $1,652  $1,764     $1,543     $1,543   $1,543
            10 Years. $2,910  $3,069***  $3,069***  $3,249   $3,249

                      Class A Class B   Class B    Class II Class II
                      Shares  Shares*   Shares**   Shares*  Shares**
                      ------- -------   --------   -------- --------
              1 Year. $  780  $  823     $  314     $  513   $  412
              3 Years $1,245  $1,276     $  959     $1,050   $1,050
              5 Years $1,735  $1,847     $1,628     $1,713   $1,713
            10 Years. $3,077  $3,235***  $3,235***  $3,480   $3,480

                        Annual Fund Operating Expenses
                             as a % of net assets
              ---------------------------------------------------
                                          Class A Class B Class C
                                          Shares  Shares  Shares
                                          ------- ------- -------
              Framlington Healthcare Fund
              Management Fees............  1.00%   1.00%   1.00%
              Distribution and/or Service
               (12b-1) Fees..............   .25%   1.00%   1.00%
              Other Expenses(2)..........   .38%    .38%    .38%
                                           -----   -----   -----
              Total Annual Fund Operating
               Expenses(2)...............  1.63%   2.38%   2.38%
                                           =====   =====   =====

                                          Class A Class B Class C
                                          Shares  Shares  Shares
                                          ------- ------- -------
              Framlington International Growth Fund
              Management Fees............  1.00%   1.00%   1.00%
              Distribution and/or Service
               (12b-1) Fees..............   .25%   1.00%   1.00%
              Other Expenses(2)..........   .46%    .46%    .46%
                                           -----   -----   -----
              Total Annual Fund Operating
               Expenses(2)...............  1.71%   2.46%   2.46%
                                           =====   =====   =====


                       Examples
-------------------------------------------------------
          Class A Class B   Class B    Class C Class C
          Shares  Shares*   Shares**   Shares* Shares**
          ------- -------   --------   ------- --------
  1 Year. $   712 $  757     $  244    $  347   $  244
  3 Years $ 1,044 $1,074     $  750    $  751   $  751
  5 Years $ 1,398 $1,511     $1,284    $1,284   $1,284
10 Years. $ 2,391 $2,552***  $2,552*** $2,741   $2,741

          Class A Class B   Class B    Class C Class C
          Shares  Shares*   Shares**   Shares* Shares**
          ------- -------   --------   ------- --------
  1 Year. $   720 $  765     $  253    $  355   $  253
  3 Years $ 1,068 $1,098     $  775    $  775   $  775
  5 Years $ 1,438 $1,551     $1,325    $1,325   $1,325
10 Years. $ 2,474 $2,634***  $2,634*** $2,822   $2,822

--------
(a)The sales charge declines as the amount invested increases.
(b)A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c)The CDSC payable upon redemption of Class B shares declines over time.
(d)The CDSC applies to redemptions in Class C shares within one year of purchase.
(e)The CDSC applies to redemptions of Class II shares within eighteen months of purchase.
(1)Other expenses are based on estimated amounts for the current fiscal year.
(2)The advisor has voluntarily agreed to reimburse the MidCap Select Fund, the Framlington Emerging Markets Fund, the Framlington Global Financial Series Fund, the Framlington Healthcare Fund and the Framlington International Growth Fund for certain operating expenses. As a result of the expense reimbursements, other expenses and total annual fund operating expenses for the current fiscal year are expected to be: .43% and 1.43%, respectively, for Class A shares, .43% and 2.18%, respectively, for Class B shares and .43% and 2.18%, respectively, for Class II shares of the MidCap Select Fund, .48% and 1.98%, respectively, for Class A shares, .48% and 2.73%, respectively, for Class B shares and .48% and 2.73%, respectively, for Class C shares, for Framlington Emerging Markets Fund, .50% and 1.50%, respectively, for Class A shares, .50% and 2.25%, respectively, for Class B shares and .50% and 2.25%, respectively, for Class II shares of Framlington Global Financial Services Fund, .36% and 1.61%, respectively, for Class A shares, .36 and 2.36%, respectively, for Class B shares, .36% and 2.36%, respectively, for Class C shares, for Framlington Healthcare Fund and .44% and 1.69%, respectively, for Class A shares, .44% and 2.44%, respectively, for Class B shares and .44% and 2.44%, respectively, for Class C shares, for Framlington International Growth Fund. The advisor may eliminate all or part of the expense reimbursements at any time.
(3)The advisor has voluntarily agreed to waive a portion of its management fees for the Multi-Season Growth Fund for the current fiscal year. The advisor may eliminate all or part of the fee waiver at anytime. As a result of the fee waiver, actual management fees and total annual fund operating expenses for the Multi-Season Growth Fund are expected to be .75% and 1.24%, respectively, for Class A shares, .75% and 1.99%, respectively, for Class B shares and .75% and 1.99%, respectively, for Class C shares.
(4)The expenses have been restated for the current fiscal year to reflect an increase in general operating expenses for the Future Technology Fund. *Assumes you sold your shares at the end of the time period.
  **Assumes you stayed in the Fund.
 ***Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------


This section further describes the Funds' principal investment strategies and risks that are summarized above in the section entitled Risk/Return Summary. The Funds may also invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. The Glossary below explains certain terms used throughout this prospectus.


 GLOSSARY

TYPES OF FUNDS


Equity Funds are the Balanced Fund, Bio(Tech)/2/ Fund, Digital Economy Fund, Focus Growth Fund, Future Technology Fund, International Equity Fund, MidCap Select Fund, International NetNet Fund, Large-Cap Value Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund, NetNet Fund, Power Plus Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington HealthCare Fund and Framlington International Growth Fund.


TYPES OF SECURITIES

American Depositary Receipts (ADRs) are U.S. dollar-denominated receipts representing shares of foreign-based Corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets.

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

U.S. Government Securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptance and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

RATING AGENCIES AND INDICES

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

S&P 500(R) is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of stock market activity.


 PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Foreign Securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

   Investment Strategy. Bio(Tech)/2/ Fund, International Equity Fund, International NetNet Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and Framlington International Growth Fund will invest all or a substantial portion of their total assets in foreign securities.

   Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

   Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

   Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

   Additional Risks. Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

   A further risk of investing in foreign securities is the risk that a Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in the Healthcare Sector by Framlington Healthcare Fund. The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in the Real Estate Sector by Real Estate Equity Investment Fund. The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one segment of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

Investments by the International NetNet Fund and the NetNet Fund. The International NetNet Fund will invest primarily in foreign companies engaged in the Internet and Intranet related activities. The NetNet Fund will invest primarily in companies engaged in the Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescene caused by scientific and technological advances. The value of a Fund's shares may fluctuate more than shares of a Fund investing in a broader range of industries.

Investments in the Technology Sector by Future Technology Fund. The Future Technology Fund will invest most of its assets in the technology industry, which is particularly affected by rapidly changing technology product cycles, government regulation and competition. Technology stocks especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Investments in the Energy and Power Sectors by the Power Plus Fund. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in pride and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Short-Term Trading. The historical portfolio turnover rates for the Funds are shown in the Financial Highlights.

   Investment Strategy. Each Fund may engage in short-term trading of portfolio securities, including, initial public offerings, which may result in increasing the Funds'turnover rate.

   Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from a Fund's performance.

Defensive Investing. Defensive investing occurs when a Fund invests all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

   Investment Strategy. All Funds may employ defensive investment techniques and investments on a temporary basis.

   Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.


 OTHER INVESTMENT STRATEGIES AND RISKS

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contract and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

   Investment Strategy. Balanced Fund and Framlington Global Financial Services Fund may invest a portion of its assets in asset-backed securities.

   Special Risks. In addition to credit and market risk, asset-backed securities involve repayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing and Reverse Repurchase Agreements. Money may be borrowed from banks and reverse repurchase agreements may be entered into with banks and other financial institutions for emergency purposes or redemptions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

   Investment Strategy. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

   Special Risks. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Derivatives. "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency contracts.

A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

   Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Funds will not use derivatives for speculative purposes.

   A Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

   Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no Fund is required to hedge its foreign currency positions.

   Each Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

   Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;
   (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Investment Grade Credit Ratings. A security is considered investment grade if, at the time of purchase, it is rated:

 .  BBB or higher by S&P;

 .  Baa or higher by Moody's;

 .  BBB or higher by Duff & Phelps; or

 .  BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

   Investment Strategy. Fixed income and convertible securities purchased by the Funds will generally be rated at least investment grade, except that the Funds may also invest in unrated securities if the advisor or sub-advisor believes they are comparable in quality.

   Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The advisor or sub-advisor will consider such an event in determining whether the Fund should continue to hold the security.

Securities Lending. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

   Investment Strategy. Each Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of a Fund's total assets (including the loan collateral).

   Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund.

   Investment Strategy. Each Fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests.

   Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

   Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when a Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

YOUR INVESTMENT

--------------------------------------------------------------------------------

This section describes how to do business with the Funds.


 HOW TO REACH THE FUNDS

By telephone: 1-800-438-5789
           Call for shareholder services.

By mail:
           The Munder Funds
           c/o PFPC Global Fund Services
           P.O. Box 9701
           Providence, RI 02940

By overnight  The Munder Funds
delivery:   c/o PFPC Global Fund Services
           4400 Computer Drive
           Westborough, MA 01581


 PURCHASING SHARES

Purchase Price of Shares
Class A and Class II shares of a Fund are sold at the net asset value (NAV) next determined after a purchase order is received in proper form plus any applicable sales charge. Please see "Distribution Arrangements" below for information about sales charges.

Class B and Class C shares of a Fund are sold at NAV next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

Investment minimums per Fund:
 . Initial:  $250

 . Subsequent:  $50

 . Automatic Investment Plan: $50

If you wish to invest more than $250,000, you must purchase Class A, Class C or Class II shares.

Timing of orders
Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Methods for Purchasing Shares
Investors may purchase shares:

 . By Broker and/or Financial Advisor. Any broker or financial advisor authorized by the Funds' distributor can sell you shares of the Funds. Please note that brokers or financial advisors may charge you fees for their services.

 . By Mail. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Global Fund Services, 4400 Computer Drive, Westborough, MA 01581. Be sure to specify on your account application form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A shares. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We reserve the right to refuse any payment such as temporary checks, credit cards or third-party checks.

 . By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Global Fund Services, 4400 Computer Drive, Westborough, MA 01581. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

   Boston Safe Deposit and Trust Company
   Boston, MA
   ABA# 011001234
   DDA# 16-798-3
   Account No.:

  You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 . You may purchase shares through the Automatic Investment Plan.

 . You may purchase shares through the Reinvestment Privilege.


 EXCHANGING SHARES

Policies for Exchanging Shares
 . You may exchange your Fund shares for shares of the same class of other
  Munder Funds based on their relative NAVs.

 . You may exchange Class II or Class C shares of a Fund for Class II or Class C shares, respectively of other Munder Funds, based on their relative NAVs.

 . Class A shares of a Munder Money Market Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more Munder Funds for which a sales charge was paid, can be exchanged for Class A shares of a Fund at NAV.

 . Class B, Class C and Class II shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

 . A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

 . Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares
 . Exchanges By Telephone. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 . Exchanges By Mail. You may send exchange requests to your broker, to your financial advisor or you may send them directly to the Funds' transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Global Fund Services, 4400 Computer Drive, Westborough, MA 01581.


 REDEEMING SHARES

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

Please see "Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares
 . For your protection, a medallion signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000;
  (b) redemption proceeds not being made
  payable to the record owner of the account; (c) redemption proceeds not being mailed to the address of record on the account; (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration; (e) change in ownership or registration of the account or (f) changes to banking information without a voided check being supplied. When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Methods for Redeeming Shares
You may redeem shares of the Funds in several ways:

 . By Mail. You may mail your redemption request to: The Munder Funds, c/o PFPC
  Global Fund Services, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Global Fund Services, 4400 Computer Drive, Westborough, MA 01581. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

 . By Telephone. You can redeem your shares by contacting your broker or your financial advisor, or by calling the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions.

  If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Funds prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be wired to the commercial bank, registered broker-dealer or financial advisor you designated on your account application form. We will send your redemption proceeds to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

  During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

 . You may redeem shares through the Systematic Withdrawal Plan.


 ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES AND REDEMPTIONS

 . We consider purchase, exchange or redemption orders to be in "proper form" when all required documents are properly completed, signed and received.

 . The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . To limit the Funds' expenses, we no longer issue share certificates.

 . A Fund may temporarily stop redeeming shares if:

 .theNYSE is closed;

 .tradingon the NYSE is restricted;

  .anemergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

  .ifthe SEC orders the Fund to suspend redemptions.

 . If accepted by a Fund, investors may purchase shares of the Fund (other than the Real Estate Equity Investment Fund) with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly from the Funds, the Funds' transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

 . The exchange privilege is not intended as a vehicle for short-term trading.
  Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem his or her account, any CDSC as permitted by the prospectus will be applicable.

  Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. Exchanges among the Munder Money Market Funds are exempt from this policy.


 SHAREHOLDER PRIVILEGES

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Reinvestment Privilege. For 60 days after you sell shares of any Munder Fund except the Munder NetNet Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial advisor must notify the Funds' transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

Systematic Withdrawal Plan (SWP). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the SWP by completing the SWP application form available through the Funds' transfer agent. To participate in the SWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the SWP at any time upon notice to the Funds' transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the SWP and you must pay any applicable CDSC when you redeem shares.

DISTRIBUTION ARRANGEMENTS

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 SHARE CLASS SELECTION

The Funds offer Class A, Class B, Class C and Class II shares through/by this prospectus. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses, including applicable distribution and/or shareholder servicing fees as described in the section entitled "12b-1 Fees," and any initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A shares
 .  Front end sales charge. There are several ways to reduce these sale charges.

 .  Lower annual expenses than Class B, Class C and Class II shares.

Class B shares
 .  No front end sales charge. All your money goes to work for you right away.

 .  A CDSC on shares you sell within six years of purchase.

 .  Higher annual expenses than Class A shares.

 . Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses. If you acquired Class B shares of a Fund before November 8, 2000 or by exchanging shares of another Munder Fund which you purchased before November 8, 2000, your shares will convert automatically six years after issuance of the original purchase.

 .  CDSC is waived for certain redemptions.

Class C shares
 .  No front end sales charge. All your money goes to work for you right away.

 . No CDSC, except for a CDSC for redemptions made within the first year after investing.

 .  Higher annual expenses than Class A shares.

 .  Shares do not convert to another class.

Class II shares
 .  Front end sales charge.

 . No CDSC, except for a CDSC for redemptions made within eighteen months after investing.

 .  Shares do not convert to another class.

 .  Higher annual expenses than Class A shares.

Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. The other classes of shares are available to limited types of investors. Call (800) 438-5789 to obtain more information about those classes.


 APPLICABLE SALES CHARGE--CLASS A SHARES

You can purchase Class A shares at NAV plus an initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                                          Dealer
                                       Sales Charge     Reallowance
                                    as a Percentage of     as a
                                    ------------------  Percentage
                                                 Net      of the
                                       Your     Asset    Offering
                                    Investment  Value      Price
                                    ----------  -----  -------------
             Less than $25,000.....   5.50%     5.82%          5.00%
             $25,000 but less than
              $50,000..............   5.25%     5.54%          4.75%
             $50,000 but less than
              $100,000.............   4.50%     4.71%          4.00%
             $100,000 but less than
              $250,000.............   3.50%     3.63%          3.25%
             $250,000 but less than
              $500,000.............   2.50%     2.56%          2.25%
             $500,000 but less than
              $1,000,000...........   1.50%     1.52%          1.25%
             $1,000,000 or more....   None*     None*  (see below)**

--------
  *No initial sales charge applies on investments of $1 million or more;
   however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
 **The distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

The distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities law.

Sales Charge Waivers--General
We will waive the initial sales charge on Class A shares for the following types of purchasers (the word "advisor" in the following refers to Munder Capital Management, the advisor to The Munder Funds):

1. individuals with an investment account or relationship with the advisor;

2. full-time employees and retired employees of the advisor or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans as described below;

5. individuals who reinvest distributions from a qualified retirement plan managed by the advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund, within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

9. employer sponsored retirement plans which are administered by Universal Pensions, Inc. (UPI Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans"; and

10. employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans."

Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans
Qualified Sponsored Retirement Plans and UPI Plans. We will waive the initial sales charge on purchases of
Class A shares by: (i) employer sponsored retirement plans that are qualified under Section 401(a) or Section 403(b) of the Internal Revenue Code of 1986, as amended (each, a Qualified Employee Benefit Plan) and that (1) invest $1,000,000 or more in Class A shares offered by the Munder Funds or (2) have at least 75 eligible plan participants; and (ii) UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Internal Revenue Code. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for such accounts. These sales charge waivers do not apply to Simplified Employee Pension Plans (SEPs) or Individual Retirement Accounts (IRAs). Sales charge waivers for Merrill Lynch Plans are described below.

The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for purchases that meet the above criteria.

Merrill Lynch Plans. We will waive the initial sales charge on purchases of Class A shares and the CDSC of 1% for certain redemptions within one year of purchase for all investments by Merrill Lynch Plans if

(i)the Plan's recordkeeper on a daily valuation basis is Merrill Lynch Group Employee Services (Merrill Lynch) and, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and a Fund's distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments); or

(ii)the Plan's recordkeeper on a daily valuation basis is an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii)the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

The distributor will pay a 1% commission to dealers and other entities (as permitted by Federal and state law) who initiate and are responsible for purchases that meet the above criteria.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

 . Letter of Intent. If you intend to purchase at least $25,000 of Class A shares of the Funds, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in Class A shares in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds' transfer agent that you have a Letter of Intent each time you make an investment.

  You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds' custodian will hold such amount in escrow. The Funds' custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

 . Quantity Discounts. You may combine purchases of Class A shares of non-money market Munder Funds that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

 .  Right of Accumulation. You may add the value of any other Class A shares of non-money market
  Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.


 APPLICABLE SALES CHARGE--CLASS II SHARES

You can purchase Class II shares at the NAV plus an initial sales charge. The current sales charge rates and commissions paid to selected dealers are as follows:

                                              Dealer
                            Sales Charge    Reallowance
                         as a Percentage of    as a
                         ------------------ Percentage
                                      Net     of the
                            Your     Asset   Offering
                         Investment  Value     Price
                         ----------  -----  -----------
                           1.00%     1.10%     1.10%

The distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities law.


 CDSC

You pay a contingent deferred sales charge (CDSC) when you redeem:

 . Class A shares that were bought without paying a front-end sales charge as part of an investment of at least $1 million within one year of buying them;

 .  Class B shares within six years of buying them;

 .  Class C shares within one year of buying them.

 .  Class II shares within eighteen months of buying them.

These time periods include the time you held Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class B, Class C or Class II shares of the Fund you are redeeming.

The CDSC for Class A shares, Class C Shares and Class II shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares purchased after June 27, 1995 is set forth below. Consult the Statement of Additional Information for the CDSC schedule for Class B shares purchased on or before June 27, 1995. The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

Years Since Purchase   CDSC
--------------------   ----
First................. 5.00%
Second................ 4.00%
Third................. 3.00%
Fourth................ 3.00%
Fifth................. 2.00%
Sixth................. 1.00%
Seventh and thereafter 0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, 500 shares X $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares, Class C shares and Class II shares, the Funds' distributor pays sales commissions of 4.00%, 1.00% and 2.00%, respectively, of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares, Class C shares and Class II shares.

CDSC Waivers
We will waive the CDSC payable upon redemptions of Class B shares which you purchased after June 27, 1995 (or acquired through an exchange of shares of another Munder Fund purchased after June 27, 1995) for:

 . redemptions made within one year after the death of a shareholder or registered joint owner;

 . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

 .  involuntary redemptions made by the Fund;

 . redemptions limited to 10% per year of an account's NAV if taken by SWP. For example, if your balance on December 31st is $10,000, you can redeem up to $1,000 that following year free of charge through SWP.

We will waive the CDSC payable upon redemptions of Class B shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

 . redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

Consult the Statement of Additional Information for Class B CDSC waivers which apply when you redeem shares purchased on or before June 27, 1995 (or acquired through an exchange of shares of another Munder Fund purchased on or before June 27, 1995).

We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

(i)the Plan's recordkeeper on a daily valuation basis is Merrill Lynch; or

(ii)the Plan's recordkeeper on a daily valuation basis is an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or

(iii)the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.


 12B-1 FEES

The Funds have adopted a Rule 12b-1 plan with respect to their Class A, Class B, Class C and Class II shares that allows each Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Funds may pay up to .25% of the daily net assets of Class A, Class B, Class C and Class II shares to pay for certain shareholder services provided by institutions that have agreements with the Funds' or their service providers to provide such services. The Funds may also pay up to .75% of the daily net assets of the Class B, Class C and Class II shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.


 OTHER INFORMATION

In addition to paying 12b-1 fees, the Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts.

The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

PRICING OF FUND SHARES

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Each Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open. NAV is the value of a single share of a Fund. Each Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of a Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time).

If the NYSE closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

The NAV of each Fund is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Boards of Directors/Trustees of the Funds.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE.
A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Boards of Directors/Trustees.

Foreign securities may trade in their primary markets on weekends or other days when a Fund does not price its shares. Therefore, the value of a Fund's portfolio may change on days when shareholders will not be able to buy or sell their shares.


DISTRIBUTIONS

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As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. The Funds pass substantially all of their earnings along to their shareholders as distributions. When the Funds earn dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.


BALANCED FUND, LARGE-CAP VALUE FUND AND SMALL COMPANY GROWTH FUND


These Funds pay dividends, if any, quarterly.

REAL ESTATE EQUITY INVESTMENT FUND

This Fund pays dividends, if any, monthly.

BIO(TECH)/2/ FUND, DIGITAL ECONOMY FUND, FOCUS GROWTH FUND, FRAMLINGTON EMERGING MARKETS FUND, FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND, FRAMLINGTON HEALTHCARE FUND, FRAMLINGTON INTERNATIONAL GROWTH FUND, FUTURE TECHNOLOGY FUND, INTERNATIONAL EQUITY FUND, INTERNATIONAL NETNET FUND, MIDCAP SELECT FUND, MICRO-CAP EQUITY FUND, MULTI-SEASON GROWTH FUND, NETNET FUND, POWER PLUS FUND AND SMALL-CAP VALUE FUND

These Funds pay dividends, if any, annually.

ALL FUNDS

All Funds distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

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Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.


 TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.


 TAXES ON SALES OR EXCHANGES

If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.


 OTHER CONSIDERATIONS

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT

--------------------------------------------------------------------------------



 INVESTMENT ADVISORS AND SUB-ADVISOR

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund other than the International Equity Fund. World Asset Management, ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of the International Equity Fund. World is a wholly-owned subsidiary of MCM. As of December 31, 2000, MCM and its affiliates had approximately $47.8 billion in assets under management, of which $27.2 billion were invested in equity securities, $6.5 billion were invested in money market or other short-term instruments, $5.4 billion were invested in other fixed income securities, $1.9 billion were invested in balanced investments and $6.8 billion were invested in non-discretionary assets. As of June 30, 2000, World had approximately $22.0 billion in assets under management, of which $17.2 billion were invested in domestic equity securities, $4.2 billion were invested in international equity securities and $600 million were invested in other fixed income securities.

Framlington Overseas Investment Management Limited ("Framlington"), an affiliate of MCM, is the sub-advisor of the Framlington Funds, the Bio(Tech)/2/ Fund and the International NetNet Fund.

The advisors provide overall investment management for their respective Funds. Except for the Framlington Funds, the Bio(Tech)/2/ Fund and the International NetNet Fund, they also provide all research and credit analysis and are responsible for all purchases and sales of portfolio securities.

Framlington provides research and credit analysis for each of the Framlington Funds and is responsible for making all purchases and sales of portfolio securities for each of the Framlington Funds other than the Framlington Global Financial Services Fund.

Framlington provides foreign research and credit analysis for the Framlington Global Financial Services Fund and International NetNet Fund and is responsible for making all purchases and sales of foreign portfolio securities. Framlington is responsible for the allocation of the Framlington Global Financial Services Fund's assets among countries. To the extent the Funds invest in domestic securities, MCM provides research and credit analysis and is responsible for making all purchases and sales of domestic portfolio securities.

MCM and Framlington provide research and credit analysis and are responsible for purchases and sales of the Bio(Tech)/2/ Fund.

During the fiscal year ended June 30, 2000, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:


Balanced Fund............................. 0.65%
Focus Growth Fund......................... 0.75%
Future Technology Fund.................... 1.00%
International Equity Fund................. 0.75%
International NetNet Fund................. 1.25%
Large-Cap Value Fund...................... 0.75%
Micro-Cap Equity Fund..................... 1.00%
MidCap Select Fund........................ 0.75%
Multi-Season Growth Fund.................. 0.75%
NetNet Fund............................... 1.00%
Real Estate Equity Investment Fund........ 0.74%
Small-Cap Value Fund...................... 0.75%
Small Company Growth Fund................. 0.75%
Framlington Emerging Markets Fund......... 1.25%
Framlington Global Financial Services Fund 0.75%
Framlington Healthcare Fund............... 1.00%
Framlington International Growth Fund..... 1.00%


Because MCM voluntarily agreed to waive a portion of its fees for the Multi-Season Growth Fund the payment shown above for that Fund was less than the contractual advisory fees of 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of the Fund's average daily net assets over $500 million.

MCM is entitled to a fee equal to: 1.25% annually of the average net assets of the Bio(Tech)/2/ Fund and 0.75% annually of the average daily net assets of each of the Digital Economy Fund and the Power Plus Fund.

 PORTFOLIO MANAGERS


BALANCED FUND, DIGITAL ECONOMY FUND, FOCUS GROWTH FUND, FUTURE TECHNOLOGY FUND, LARGE-CAP VALUE FUND, MIDCAP SELECT FUND, NETNET FUND, POWER PLUS FUND, SMALL-CAP VALUE FUND AND SMALL COMPANY GROWTH FUND


A team of professional portfolio managers employed by MCM makes investment decisions for the Funds.

BIO(TECH)/2/ FUND AND INTERNATIONAL NETNET FUND

A team of professional portfolio managers employed by MCM and Framlington make investment decisions for the Funds.



INTERNATIONAL EQUITY FUND

Theodore Miller and Brian Kozeliski jointly manage the Fund. Mr. Miller, Director, International Investments of World since 1997, has managed the Fund since October 1995. Mr. Kozeliski, a portfolio manager of World, has jointly managed the Fund since October 2000. Prior to joining World in 1999, Mr. Kozeliski was a business analyst at Continental Promotion Group (1998-1999), a Web page administrator at American Graduate School of Int'l Management (1997-1998) and a customer support manager for 1997 Sykes Enterprises Inc. (1995-1997).

MICRO-CAP EQUITY FUND

Carl Wilk and Jeffrey Schwartz jointly manage the Fund. Mr. Wilk, Senior Portfolio Manager of MCM, has been the Fund's portfolio manager since its inception. He is also on the management committee for the Small Company Growth Fund. Prior to joining MCM in 1995, he was a Senior Equity Research Analyst at Woodbridge Capital Management. Mr. Schwartz, Senior Portfolio Manager of MCM, has been the Fund's portfolio manager since April 1998. He is also on the management committee of the Small Company Growth Fund. Mr. Schwartz joined MCM in 1992.

MULTI-SEASON GROWTH FUND

Leonard J. Barr II and John Richardson jointly manage the Fund. Mr. Barr, Senior Vice President and Director of Research of MCM, has been the Fund's portfolio manager since the Fund's inception in April 1993. Mr. Richardson has managed the Fund since August 1999. Mr. Richardson, Senior Partner & Director of Equity Portfolio Management, has managed equity and balanced portfolios since joining MCM in 1985.

REAL ESTATE EQUITY INVESTMENT FUND

Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby serves as portfolio manager for separately managed institutional accounts, and has been with MCM since 1993.

FRAMLINGTON EMERGING MARKETS FUND

A team of professional portfolio managers employed by Framlington makes investment decisions for the Fund. William Calvert heads the team. Mr. Calvert has been employed by Framlington since 1997. Prior to that he was employed by Edmond de Rothchild Securities.

FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND

A team of professional portfolio managers employed by MCM or Framlington makes investment decisions for the Fund.

FRAMLINGTON HEALTHCARE FUND

A team of professional portfolio managers employed by Framlington makes investment decisions for the

Fund. Antony Milford, head of the Specialist Desk for Framlington, has been the Fund's primary portfolio manager since the Fund's inception. Mr. Milford has managed funds for Framlington since 1971.

FRAMLINGTON INTERNATIONAL GROWTH FUND

A team of professional portfolio managers employed by Framlington makes investment decisions for the Fund. Simon Key, Chief Investment Officer of Framlington, heads the team. Mr. Key has managed the Fund for Framlington since 1989.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help shareholders understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors. The independent auditor's report, along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports without charge by calling (800) 438-5789.



                                                                                  Balanced Fund(a)
                                                                  -----------------------------------------------
                                                                     Year       Year     Year    Year      Year
                                                                    Ended      Ended     Ended   Ended    Ended
                                                                  6/30/01(d) 6/30/00(d) 6/30/99 6/30/98 6/30/97(d)
                                                                   Class A    Class A   Class A Class A  Class A
                                                                  ---------- ---------- ------- ------- ----------
Net asset value, beginning of period.............................     $        $12.96   $13.48  $13.01    $12.35
                                                                      --       ------   ------  ------    ------
Income from investment operations:
Net investment income............................................                0.15     0.21    0.30      0.29
Net realized and unrealized gain/(loss) on investments...........                2.40     1.02    1.66      1.30
                                                                      --       ------   ------  ------    ------
Total from investment operations.................................                2.55     1.23    1.96      1.59
                                                                      --       ------   ------  ------    ------
Less distributions:
Dividends from net investment income.............................               (0.13)   (0.23)  (0.32)    (0.27)
Distributions in excess of net investment income.................               (0.02)       -       -         -
Distributions from net realized gains............................               (3.23)   (1.52)  (1.17)    (0.66)
                                                                      --       ------   ------  ------    ------
Total distributions..............................................               (3.38)   (1.75)  (1.49)    (0.93)
                                                                      --       ------   ------  ------    ------
Net asset value, end of period...................................     $        $12.13   $12.96  $13.48    $13.01
                                                                      ==       ======   ======  ======    ======
Total return (b).................................................      %        27.17%   10.76%  15.93%    13.63%
                                                                      ==       ======   ======  ======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................     $%       $6,229   $1,572  $  844    $  382
Ratio of operating expenses to average net assets................      %         1.26%    1.22%   1.17%     1.22%
Ratio of net investment income to average net assets.............      %         1.33%    1.73%   2.41%     2.30%
Portfolio turnover rate..........................................      %          176%     116%     79%      125%
Ratio of operating expenses to average net assets without waivers      %         1.26%    1.22%   1.17%     1.22%

--------
(a)The Munder Balanced Fund Class A Shares, Class B Shares and Class C Shares commenced operations on April 30, 1993, June 21, 1994 and January 24, 1996, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.
(e)Amount represents less than $0.01 per share.

                                            Balanced Fund(a)
--------------------------------------------------------------------------------------------------------
   Year       Year       Year       Year      Year       Year       Year       Year     Year      Year
  Ended      Ended      Ended       Ended    Ended      Ended      Ended      Ended     Ended    Ended
6/30/01(d) 6/30/99(d) 6/30/00(d)   6/30/98 6/30/97(d) 6/30/01(d) 6/30/00(d) 6/30/99(d) 6/30/98 6/30/97(d)
 Class B    Class B    Class B     Class B  Class B    Class C    Class C    Class C   Class C  Class C
---------- ---------- ----------   ------- ---------- ---------- ---------- ---------- ------- ----------
    $        $13.44    $12.92      $12.97    $12.33       $        $12.95     $13.45   $12.99    $12.35
    --       ------     ------     ------    ------       --       ------     ------   ------    ------
               0.12      0.07        0.21      0.19                  0.07       0.12     0.22      0.18
               1.01      2.38        1.64      1.30                  2.39       1.03     1.62      1.32
    --       ------     ------     ------    ------       --       ------     ------   ------    ------
               1.13      2.45        1.85      1.49                  2.46       1.15     1.84      1.50
    --       ------     ------     ------    ------       --       ------     ------   ------    ------
              (0.13)    (0.06)      (0.21)    (0.19)                (0.05)     (0.13)   (0.21)    (0.20)
                  -     (0.00)(e)       -         -                 (0.01)         -        -         -
              (1.52)    (3.23)      (1.17)    (0.66)                (3.23)     (1.52)   (1.17)    (0.66)
    --       ------     ------     ------    ------       --       ------     ------   ------    ------
              (1.65)    (3.29)      (1.38)    (0.85)                (3.29)     (1.65)   (1.38)    (0.86)
    --       ------     ------     ------    ------       --       ------     ------   ------    ------
    $        $12.92    $12.08      $13.44    $12.97       $        $12.12     $12.95   $13.45    $12.99
    ==       ======     ======     ======    ======       ==       ======     ======   ======    ======
     %         9.96%    26.22%      15.11%    12.73%       %        26.33%     10.11%   15.00%    12.84%
    ==       ======     ======     ======    ======       ==       ======     ======   ======    ======
    $        $1,829    $9,582      $  647    $  199       $        $5,145     $  360   $  115    $   73
     %         1.97%     2.01%       1.92%     1.97%       %         2.01%      1.97%    1.92%     1.97%
     %         0.94%     0.58%       1.66%     1.55%       %         0.58%      0.94%    1.66%     1.55%
     %          116%      176%         79%      125%       %          176%       116%      79%      125%
     %         1.97%     2.01%       1.92%     1.97%       %         2.01%      1.97%    1.92%     1.97%

                                                                                    Bio(Tech)/2/ Fund(a)
                                                                              --------------------------------
                                                                                Period     Period     Period
                                                                                Ended      Ended      Ended
                                                                              6/30/01(c) 6/30/01(c) 6/30/01(c)
                                                                               Class A    Class B    Class II
                                                                              ---------- ---------- ----------
Net asset value, beginning of period.........................................
                                                                               --------   --------   --------
Income from investment operations:
Net investment loss..........................................................
Net realized and unrealized gain on investments..............................
                                                                               --------   --------   --------
Total from investment operations.............................................
                                                                               --------   --------   --------
Net asset value, end of period...............................................
                                                                               ========   ========   ========
Total return (b).............................................................
                                                                               ========   ========   ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................
Ratio of operating expenses to average net assets............................
Ratio of net investment loss to average net assets...........................
Portfolio turnover rate......................................................
Ratio of operating expenses to average net assets without expenses reimbursed

--------

(a)The Munder Bio(Tech)/2 /Fund Class A Shares, Class B Shares and Class II Shares commenced operations on November 1, 2000.


(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.


(c)Per share numbers have been calculated using the average shares method.


(d)Annualized.

                                                                                  Digital Economy Fund(a)
                                                                              --------------------------------
                                                                                Period     Period     Period
                                                                                Ended      Ended      Ended
                                                                              6/30/01(c) 6/30/01(c) 6/30/01(c)
                                                                               Class A    Class B    Class II
                                                                              ---------- ---------- ----------
Net asset value, beginning of period.........................................
                                                                              ---------- ---------- ----------
Income from investment operations:
Net investment loss..........................................................
Net realized and unrealized loss on investments..............................
                                                                              ---------- ---------- ----------
Total from investment operations.............................................
                                                                              ---------- ---------- ----------
Net asset value, end of period...............................................
                                                                              ========== ========== ==========
Total return (b).............................................................
                                                                              ========== ========== ==========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................
Ratio of operating expenses to average net assets............................
Ratio of net investment loss to average net assets...........................
Portfolio turnover rate......................................................
Ratio of operating expenses to average net assets without expenses reimbursed

--------

(a)The Munder Digital Economy Fund Class A Shares, Class B Shares and Class II Shares commenced operations on September 18, 2000.


(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.


(c)Per share numbers have been calculated using the average shares method.


(d)Annualized.

                                                                                 Focus Growth Fund(a)
                                                                              --------------------------
                                                                              Period   Period    Period
                                                                               Ended    Ended    Ended
                                                                              6/30/01  6/30/01  6/30/01
                                                                              Class A  Class B  Class II
                                                                              -------- -------- --------
Net asset value, beginning of period.........................................
                                                                              -------- -------- --------
Income from investment operations:
Net investment loss..........................................................
Net realized and unrealized gain/(loss) on investments.......................
                                                                              -------- -------- --------
Total from investment operations.............................................
                                                                              -------- -------- --------
Less distributions:
Distributions in excess of net investment income.............................
Distributions from net realized gains........................................
Distributions in excess of net realized gains................................
                                                                              -------- -------- --------
Total distributions..........................................................
                                                                              -------- -------- --------
Net asset value, end of period...............................................
                                                                              -------- -------- --------
Total return (b).............................................................
                                                                              -------- -------- --------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................
Ratio of operating expenses to average net assets............................
Ratio of net investment loss to average net assets...........................
Portfolio turnover rate......................................................
Ratio of operating expenses to average net assets without expenses reimbursed

--------

(a)The Munder Focus Growth Fund Class A Shares, Class B Shares and Class II Shares commenced operations on July 3, 2000, July 11, 2000 and July 10, 2000, respectively.


(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.


(c)Annualized.

                                                                                 Future Technology Fund(a)
                                                          ------------------------------------------------------------------
                                                            Year    Period          Year    Period          Year     Period
                                                            Ended    Ended          Ended    Ended         Ended     Ended
                                                           6/30/01  6/30/00        6/30/01  6/30/00       6/30/01   6/30/00
                                                           Class A  Class A        Class B  Class B       Class II  Class II
                                                          --------- --------      --------- --------      --------- --------
Net asset value, beginning of period.....................           $  10.00                $  10.00                $  10.00

                                                          --------- --------      --------- --------      --------- --------
Income from investment operations:
Net investment loss......................................              (0.08)                  (0.13)                  (0.11)
Net realized and unrealized gain on investments..........               6.74                    6.71                    5.11

                                                          --------- --------      --------- --------      --------- --------
Total from investment operations.........................               6.66                    6.58                    5.00

                                                          --------- --------      --------- --------      --------- --------
Less distributions:
Distributions from capital...............................                  -                       -                       -

                                                          --------- --------      --------- --------      --------- --------
Total distributions......................................                  -                       -                       -

                                                          --------- --------      --------- --------      --------- --------
Net asset value, end of period...........................           $  16.66                $  16.58                $  15.00

                                                          ========= ========      ========= ========      ========= ========
Total return(b)..........................................              66.60%                  65.80%                  50.00%

                                                          ========= ========      ========= ========      ========= ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................           $823,008                $880,011                $530,462
Ratio of operating expenses to average net assets........               1.60%(c)                2.35%(c)                2.35%(c)
Ratio of net investment loss to average net assets.......              (1.28)%(c)              (2.03)%(c)              (2.03)%(c)
Portfolio turnover rate..................................                 53%                     53%                     53%
Ratio of operating expenses to average net assets without
 expenses reimbursed.....................................               1.65%(c)                2.40%(c)                2.40%(c)

--------
(a)The Munder Future Technology Fund Class A Shares, Class B Shares and Class II Shares commenced operations on October 26, 1999, October 26, 1999 and November 16, 1999, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.

                   [THIS PAGE WAS INTENTIONALLY LEFT BLANK]

                                                                            International Equity Fund(a)
                                                                  -----------------------------------------------
                                                                   Year      Year       Year     Year      Year
                                                                   Ended    Ended      Ended     Ended    Ended
                                                                  6/30/01 6/30/00(c) 6/30/99(c) 6/30/98 6/30/97(c)
                                                                  Class A  Class A    Class A   Class A  Class A
                                                                  ------- ---------- ---------- ------- ----------
Net asset value, beginning of period.............................          $ 16.21    $ 15.03   $15.73    $15.09

                                                                     -     -------    -------   ------    ------
Income from investment operations:
Net investment income/(loss).....................................             0.25       0.20     0.15      0.14
Net realized and unrealized gain on investments..................             3.47       1.38     0.34      2.30

                                                                     -     -------    -------   ------    ------
Total from investment operations.................................             3.72       1.58     0.49      2.44

                                                                     -     -------    -------   ------    ------
Less distributions:
Dividends from net investment income.............................            (0.28)     (0.17)   (0.19)    (0.21)
Distributions in excess of net investment income.................                -          -        -         -
Distributions from net realized gains............................            (1.59)     (0.23)   (1.00)    (1.59)
Distributions from capital.......................................                -          -        -         -

                                                                     -     -------    -------   ------    ------
Total distributions..............................................            (1.87)     (0.40)   (1.19)    (1.80)

                                                                     -     -------    -------   ------    ------
Net asset value, end of period...................................          $ 18.06    $ 16.21   $15.03    $15.73

                                                                     =     =======    =======   ======    ======
Total return (b).................................................            23.86%     10.80%    4.30%    17.98%

                                                                     =     =======    =======   ======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................          $10,946    $16,024   $6,264    $6,710
Ratio of operating expenses to average net assets................             1.30%      1.29%    1.25%     1.26%
Ratio of net investment income/(loss) to average net assets......             1.44%      1.33%    1.03%     0.98%
Portfolio turnover rate..........................................               18%        23%      41%       46%
Ratio of operating expenses to average net assets without waivers             1.30%      1.29%    1.25%     1.26%

--------
(a)The Munder International Equity Fund Class A Shares and Class B Shares commenced operations on November 10, 1992 and March 9, 1994, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                                                                            International Equity Fund(a)
                                                                  -----------------------------------------------
                                                                   Year      Year       Year     Year      Year
                                                                   Ended    Ended      Ended     Ended    Ended
                                                                  6/30/01 6/30/00(d) 6/30/99(d) 6/30/98 6/30/97(d)
                                                                  Class B  Class B    Class B   Class B  Class B
                                                                  ------- ---------- ---------- ------- ----------
Net asset value, beginning of period.............................           $15.97     $14.83   $15.57    $14.91

                                                                  -------   ------     ------   ------    ------
Income from investment operations:
Net investment income/(loss).....................................             0.12       0.05     0.05      0.03
Net realized and unrealized gain on investments..................             3.36       1.42     0.32      2.28

                                                                  -------   ------     ------   ------    ------
Total from investment operations.................................             3.48       1.47     0.37      2.31

                                                                  -------   ------     ------   ------    ------
Less distributions:
Dividends from net investment income.............................            (0.13)     (0.10)   (0.11)    (0.06)
Distributions in excess of net investment income.................            (0.05)         -        -         -
Distributions from net realized gains............................            (1.59)     (0.23)   (1.00)    (1.59)
Distributions from capital.......................................                -          -        -         -

                                                                  -------   ------     ------   ------    ------
Total distributions..............................................            (1.77)     (0.33)   (1.11)    (1.65)

                                                                  -------   ------     ------   ------    ------
Net asset value, end of period...................................           $17.68     $15.97   $14.83    $15.57

                                                                  =======   ======     ======   ======    ======
Total return (b).................................................            22.51%     10.08%    3.54%    17.18%

                                                                  =======   ======     ======   ======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................           $3,211     $1,104   $1,121    $1,151
Ratio of operating expenses to average net assets................             2.05%      2.04%    2.00%     2.01%
Ratio of net investment income/(loss) to average net assets......             0.69%      0.34%    0.28%     0.23%
Portfolio turnover rate..........................................               18%        23%      41%       46%
Ratio of operating expenses to average net assets without waivers             2.05%      2.04%    2.00%     2.01%

--------
(a)The Munder International Equity Fund Class B Shares and Class C Shares commenced operations on March 9, 1994 and September 29, 1995, respectively. The Munder International NetNet Fund Class A Shares, Class B Shares and Class II Shares commenced operations on April 11, 2000.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

          International Equity Fund(a)                               International NetNet Fund(a)
-----------------------------------------------  ---------------------------------------------------------------
 Year      Year     Year      Year       Year     Year     Period        Year     Period         Year     Period
 Ended    Ended     Ended    Ended      Ended     Ended    Ended         Ended    Ended         Ended     Ended
6/30/01 6/30/00(d) 6/30/98 6/30/99(d) 6/30/97(d) 6/30/01 6/30/00(d)     6/30/01 6/30/00(d)     6/30/01  6/30/00(d)
Class C  Class C   Class C  Class C    Class C   Class A  Class A       Class B  Class B       Class II  Class II
------- ---------- ------- ---------- ---------- ------- ----------     ------- ----------     -------- ----------
          $16.09   $15.68    $14.95     $15.02            $  10.00               $  10.00                $ 10.00
-------   ------   ------    ------     ------   -------  --------      -------  --------      -------   -------
            0.12     0.04      0.05       0.03               (0.01)                 (0.03)                 (0.03)
            3.42     0.34      1.42       2.30               (1.12)                 (1.11)                 (1.12)
-------   ------   ------    ------     ------   -------  --------      -------  --------      -------   -------
            3.54     0.38      1.47       2.33               (1.13)                 (1.14)                 (1.15)
-------   ------   ------    ------     ------   -------  --------      -------  --------      -------   -------
           (0.13)   (0.11)    (0.10)     (0.08)                  -                      -                      -
           (0.05)       -         -          -                   -                      -                      -
           (1.59)   (1.00)    (0.22)     (1.59)                  -                      -                      -
               -        -         -          -                   -                      -                      -
-------   ------   ------    ------     ------   -------  --------      -------  --------      -------   -------
           (1.77)   (1.11)    (0.33)     (1.67)                  -                      -                      -
-------   ------   ------    ------     ------   -------  --------      -------  --------      -------   -------
          $17.86   $14.95    $16.09     $15.68            $   8.87               $   8.86                $  8.85
=======   ======   ======    ======     ======   =======  ========      =======  ========      =======   =======
           22.66%    3.50%    10.07%     17.18%             (11.30)%               (11.40)%               (11.50)%
=======   ======   ======    ======     ======   =======  ========      =======  ========      =======   =======
          $3,977   $1,911    $2,111     $2,259            $198,055               $159,509                $73,581
            2.05%    2.00%     2.04%      2.01%               2.08%(c)               2.83%(c)               2.83%(c)
            0.69%    0.28%     0.36%      0.23%              (0.60)%(c)             (1.35)%(c)             (1.35)%(c)
              18%      41%       23%        46%                  6%                     6%                     6%
            2.05%    2.00%                2.01%                  -                      -                      -

                                                                             Large-Cap Value Fund(a)
                                                                  ---------------------------------------------
                                                                   Year       Year     Year    Year      Year
                                                                   Ended     Ended     Ended   Ended    Ended
                                                                  6/30/01  6/30/00(d) 6/30/99 6/30/98 6/30/97(d)
                                                                  Class A   Class A   Class A Class A  Class A
                                                                  -------- ---------- ------- ------- ----------
Net asset value, beginning of period.............................           $ 14.98   $15.62  $15.21    $13.04

                                                                  --------  -------   ------  ------    ------
Income from investment operations:
Net investment income............................................              0.18     0.20    0.29      0.31
Net realized and unrealized gain on investments..................             (2.58)    0.73    2.96      3.14
                                                                  --------  -------   ------  ------    ------
Total from investment operations.................................             (2.40)    0.93    3.25      3.45

                                                                  --------  -------   ------  ------    ------
Less distributions:
Dividends from net investment income.............................             (0.16)   (0.18)  (0.28)    (0.32)
Distributions in excess of net investment income.................             (0.02)       -       -         -
Distributions from net realized gains............................             (0.57)   (1.39)  (2.56)    (0.96)

                                                                  --------  -------   ------  ------    ------
Total distributions..............................................             (0.75)   (1.57)  (2.84)    (1.28)

                                                                  --------  -------   ------  ------    ------
Net asset value, end of period...................................           $ 11.83   $14.98  $15.62    $15.21

                                                                  ========  =======   ======  ======    ======
Total return (b).................................................            (16.45)%   6.96%  23.03%    28.10%

                                                                  ========  =======   ======  ======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................           $ 5,121   $5,578  $9,545    $3,662
Ratio of operating expenses to average net assets................              1.23%    1.21%   1.19%     1.20%
Ratio of net investment income to average net assets.............              1.37%    1.44%   1.78%     2.28%
Portfolio turnover rate..........................................                91%      50%     73%       62%
Ratio of operating expenses to average net assets without waivers              1.23%    1.21%   1.19%     1.20%

--------

(a)The Munder Large-Cap Value Fund Class A Shares, Class B Shares and Class C Shares commenced operations on August 8, 1994, August 9, 1994 and December 5, 1995, respectively.

(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                      Large-Cap Value Fund(a)
---------------------------------------------------------------------------------------------------------
             Year       Year      Year    Year      Year     Year       Year     Year    Year      Year
             Ended     Ended      Ended   Ended    Ended     Ended     Ended     Ended   Ended    Ended
            6/30/01  6/30/00(d)  6/30/99 6/30/98 6/30/97(d) 6/30/01  6/30/00(d) 6/30/99 6/30/98 6/30/97(d)
            Class B   Class B    Class B Class B  Class B   Class C   Class C   Class C Class C  Class C
-   -   -   -------- ----------  ------- ------- ---------- -------- ---------- ------- ------- ----------
                      $ 14.93    $15.57  $15.17    $13.02             $ 14.91   $15.55  $15.16    $13.01
-   -   -   --------  -------    ------  ------    ------   --------  -------   ------  ------    ------
                         0.08       .10    0.17      0.21                0.08     0.09    0.16      0.19
                        (2.57)
                                   0.72    2.95      3.13               (2.56)    0.73    2.95      3.15
-   -   -   --------  -------    ------  ------    ------   --------  -------   ------  ------    ------
                        (2.49)     0.82    3.12      3.34               (2.48)    0.82    3.11      3.34
-   -   -   --------  -------    ------  ------    ------   --------  -------   ------  ------    ------
                        (0.08)    (0.07)  (0.16)    (0.23)              (0.08)   (0.07)  (0.16)    (0.23)
                            -         -       -         -                   -        -       -         -
                        (0.57)    (1.39)  (2.56)    (0.96)              (0.57)   (1.39)  (2.56)    (0.96)
-   -   -   --------  -------    ------  ------    ------   --------  -------   ------  ------    ------
                        (0.65)    (1.46)  (2.72)    (1.19)              (0.65)   (1.46)  (2.72)    (1.19)
-   -   -   --------  -------    ------  ------    ------   --------  -------   ------  ------    ------
                      $ 11.79    $14.93  $15.57    $15.17             $ 11.78   $14.91  $15.55    $15.16
=   =   =   ========  =======    ======  ======    ======   ========  =======   ======  ======    ======
                       (17.07)%    6.18%  22.09%    27.16%             (17.02)%   6.18%  22.05%    27.17%
=   =   =   ========  =======    ======  ======    ======   ========  =======   ======  ======    ======
                      $ 3,961    $3,700  $1,694    $  641             $ 1,073   $1,366  $1,776    $  766
                         1.98%     1.97%   1.94%     1.95%               1.98%    1.97%   1.94%     1.95%
                         0.62%     0.69%   1.03%     1.53%               0.62%    0.69%   1.03%     1.53%
                           91%       50%     73%       62%                 91%      50%     73%       62%
                         1.98%     1.97%   1.94%     1.95%               1.98%    1.97%   1.94%     1.95%

                                                                                 Micro-Cap Equity Fund(a)
                                                                  --------------------------------------------------
                                                                   Year       Year       Year       Year       Year
                                                                   Ended     Ended      Ended      Ended      Ended
                                                                  6/30/01  6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97(d)
                                                                  Class A   Class A    Class A    Class A    Class A
                                                                  -------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.............................           $ 18.16     $17.00    $ 12.81     $10.00

                                                                  --------  -------     ------    -------     ------
Income from investment operations:
Net investment income/(loss).....................................             (0.32)     (0.18)     (0.17)     (0.05)
Net realized and unrealized gain/(loss) on investments...........             10.96       1.64       5.00       2.86

                                                                  --------  -------     ------    -------     ------
Total from investment operations.................................             10.64       1.46       4.83       2.81

                                                                  --------  -------     ------    -------     ------
Less distributions:
Dividends from net investment income.............................                 -          -          -          -
Distributions from net realized gains............................                 -      (0.30)     (0.64)         -

                                                                  --------  -------     ------    -------     ------
Total distributions..............................................                 -      (0.30)     (0.64)         -

                                                                  --------  -------     ------    -------     ------
Net asset value, end of period...................................           $ 28.80     $18.16    $ 17.00     $12.81

                                                                  ========  =======     ======    =======     ======
Total return (b).................................................             58.59%      9.10%     38.01%     28.10%

                                                                  ========  =======     ======    =======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................           $35,960     $9,844    $10,821     $  184
Ratio of operating expenses to average net assets................              1.68%      1.53%      1.53%      1.50%(c)
Ratio of net investment income/(loss) to average net assets......             (1.23)%    (1.21)%    (0.97)%    (0.88)%(c)
Portfolio turnover rate..........................................               187%       184%       172%        68%
Ratio of operating expenses to average net assets without waivers
 and/or expenses reimbursed......................................              1.68%      1.64%      1.78%      7.90%(c)

--------

(a)The Munder Micro-Cap Equity Fund Class A Shares, Class B Shares and Class C Shares commenced operations on December 26, 1996, February 24, 1997 and March 31, 1997, respectively.

(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.
(e)Amount represents less than $0.01 per share.

                                           Micro-Cap Equity Fund(a)
-----------------------------------------------------------------------------------------------------------------------------

 Year       Year      Period    Year       Period       Year       Year            Year         Year           Period
 Ended     Ended      Ended     Ended      Ended        Ended      Ended           Ended        Ended           Ended
6/30/01  6/30/00(d) 6/30/99(d) 6/30/98   6/30/97(d)    6/30/01  06/30/00(d)       6/30/99(d)  6/30/98(d)    6/30/97(d)
Class B   Class B    Class B   Class B    Class B      Class C    Class C          Class C      Class C       Class C
-------- ---------- ---------- -------   ----------    -------- -----------       ----------  ----------    ----------
          $ 17.84    $ 16.83   $ 12.79     $11.00               $ 17.85           $16.84       $12.79          $10.13
--------  -------    -------   -------     ------      --------   -------         ------       ------          ------
            (0.50)     (0.28)    (0.29)     (0.05)                (0.50)           (0.28)       (0.29)          (0.03)
            10.68       1.59      4.97       1.84                 10.68             1.59         4.98            2.69
--------  -------    -------   -------     ------      --------   -------         ------       ------          ------
            10.18       1.31      4.68       1.79                 10.18             1.31         4.69            2.66
--------  -------    -------   -------     ------      --------   -------         ------       ------          ------
                -          -         -          -                       -              -            -               -
                -      (0.30)    (0.64)         -                     -            (0.30)       (0.64)              -
--------  -------    -------   -------     ------      --------   -------         ------       ------          ------
                -      (0.30)    (0.64)         -                     -            (0.30)      (0.64)          $12.79
--------  -------    -------   -------     ------      --------   -------         ------       ------          ======
          $ 28.02    $ 17.84   $ 16.83     $12.79               $ 28.03           $17.85       $16.84           26.26%
========  =======    =======   =======     ======      ========   =======         ======       ======          ======
            57.06%      8.29%    36.87%     16.27%                56.97%            8.29%       36.95%         $  111
========  =======    =======   =======     ======      ========   =======         ======       ======          ======
          $45,480    $13,811   $15,965     $  442               $20,588           $6,333       $7,441            2.25%(c)
             2.43%      2.28%     2.28%      2.25%(c)              2.43%            2.28%        2.28%         (1.63)%(c)
            (1.98)%    (1.96)%   (1.72)%    (1.63)%(c)            (1.98)%          (1.96)%      (1.72)%           68%
              187%       184%      172%        68%                  187%              184%        172%

             2.43%      2.39%     2.53%         5%(c)              2.43%             2.39%       2.53%          8.65%(c)

                                                                                       MidCap Select Fund
                                                                              -------------------------------
                                                                              Period      Period       Period
                                                                               Ended       Ended       Ended
                                                                              6/30/01     6/30/01     6/30/01
                                                                              Class A     Class B     Class II
                                                                              -------     -------     --------
Net asset value, beginning of period......................................... $15.47      $15.42       $16.37

                                                                              ------      ------       ------
Income from investment operations:
Net investment income/(loss).................................................  (0.08)      (0.13)       (0.13)
Net realized and unrealized gain/(loss) on investments.......................   0.76        0.75        (0.18)

                                                                              ------      ------       ------
Total from investment operations.............................................   0.68        0.62        (0.31)

                                                                              ------      ------       ------
Less distributions:
Dividends from net investment income.........................................      -           -            -
Distributions from net realized capital gain.................................  (1.41)      (1.41)       (1.41)
Distributions in excess of net realized capital gain.........................  (0.12)      (0.12)       (0.12)

                                                                              ------      ------       ------
Total distributions..........................................................  (1.53)      (1.53)       (1.53)

                                                                              ------      ------       ------
Net asset value, end of period............................................... $14.62      $14.51       $14.53

                                                                              ======      ======       ======
Total return (b).............................................................   4.54%       4.12%       (1.81)%

                                                                              ======      ======       ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $2,351      $1,655       $  838
Ratio of operating expenses to average net assets............................   1.44%(c)    2.19%(c)     2.19%(c)
Ratio of net investment income/(loss) to average net assets..................  (0.85)%(c)  (1.60)%(c)   (1.60)%(c)
Portfolio turnover rate......................................................     81%         81%          81%
Ratio of operating expenses to average net assets without expenses reimbursed   1.66%(c)    2.41%(c)     2.41%(c)

--------

(a)The Munder MidCap Select Fund Class A Shares, Class B Shares and Class II Shares commenced operations on July 3, 2000, July 5, 2000 and July 14, 2000, respectively.


(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.


(c)Annualized.


(d)Amount represents less than $0.01 per share.

                   [THIS PAGE WAS INTENTIONALLY LEFT BLANK]

                                                                               Multi-Season Growth Fund(a)
                                                                  ----------------------------------------------------
                                                                   Year       Year     Year        Year         Year
                                                                   Ended     Ended     Ended      Ended        Ended
                                                                  6/30/01  6/30/00(d) 6/30/99   6/30/98(d)   6/30/97(d)
                                                                  Class A   Class A   Class A    Class A      Class A
                                                                  -------- ---------- -------   ----------   ----------
Net asset value, beginning of period.............................           $ 22.05   $ 21.46    $ 18.02      $ 14.83
                                                                  --------  -------   -------    -------      -------
Income from investment operations:
Net investment income/(loss).....................................             (0.03)    (0.03)      0.00(g)      0.04
Net realized and unrealized gain/(loss) on investments...........             (0.02)     2.20       4.37         3.90
                                                                  --------  -------   -------    -------      -------
Total from investment operations.................................             (0.05)     2.17       4.37         3.94

                                                                  --------  -------   -------    -------      -------
Less distributions:
Dividends from net investment income.............................                 -         -      (0.01)           -
Distributions from net realized gains............................             (1.37)    (1.58)     (0.92)       (0.75)
                                                                  --------  -------   -------    -------      -------
Total distributions..............................................             (1.37)    (1.58)     (0.93)       (0.75)
                                                                  --------  -------   -------    -------      -------
Net asset value, end of period...................................           $ 20.63   $ 22.05    $ 21.46      $ 18.02
                                                                  ========  =======   =======    =======      =======
Total return (b).................................................              0.22%    11.34%     25.02%       27.57%
                                                                  ========  =======   =======    =======      =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................           $65,569   $49,602    $32,311      $16,693
Ratio of operating expenses to average net assets................              1.24%     1.22%      1.21%        1.25%
Ratio of net investment income/(loss) to average net assets......             (0.14)%   (0.14)%        -%(e)     0.25%
Portfolio turnover rate..........................................                44%       53%        34%          33%
Ratio of operating expenses to average net assets without waivers              1.42%     1.38%      1.39%        1.50%

--------

(a)The Munder Multi-Season Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on August 4, 1993, April 29, 1993 and September 20, 1993, respectively.

(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                                      Multi-Season Growth Fund(a)
------------------------------------------------------------------------------------------------------
 Year       Year     Year        Year        Year     Year       Year     Year        Year       Year
 Ended     Ended     Ended      Ended       Ended     Ended     Ended     Ended      Ended      Ended
6/30/01  6/30/00(c) 6/30/99   6/30/98(c)  6/30/97(c) 6/30/01  6/30/00(c) 6/30/99   6/30/98(c) 6/30/97(c)
Class B   Class B   Class B    Class B     Class B   Class C   Class C   Class C    Class C    Class C
-------   -------   -------    -------     -------   -------   -------   -------    -------    -------
          $ 21.09   $ 20.70    $  17.54    $ 14.56             $ 21.12   $ 20.73    $ 17.56     $14.57
--------  -------   -------    --------    -------   --------  -------   -------    -------     ------
            (0.17)    (0.18)      (0.14)     (0.08)              (0.17)    (0.19)     (0.14)     (0.08)
            (0.03)     2.15        4.22       3.81               (0.03)     2.16       4.23       3.82
--------  -------   -------    --------    -------   --------  -------   -------    -------     ------
            (0.20)     1.97        4.08       3.73               (0.20)     1.97       4.09       3.74
--------  -------   -------    --------    -------   --------  -------   -------    -------     ------
                -         -           -          -                   -         -          -          -
            (1.37)    (1.58)      (0.92)     (0.75)              (1.37)    (1.58)     (0.92)     (0.75)
--------  -------   -------    --------    -------   --------  -------   -------    -------     ------
            (1.37)    (1.58)      (0.92)     (0.75)              (1.37)    (1.58)     (0.92)     (0.75)
--------  -------   -------    --------    -------   --------  -------   -------    -------     ------
          $ 19.52   $ 21.09    $  20.70    $ 17.54             $ 19.55   $ 21.12    $ 20.73     $17.56
========  =======   =======    ========    =======   ========  =======   =======    =======     ======
            (0.51)%   10.66%      24.12%     26.61%              (0.51)%   10.70%     24.09%     26.66%
========  =======   =======    ========    =======   ========  =======   =======    =======     ======
          $36,433   $99,696    $102,700    $84,865             $10,166   $13,076    $14,411     $9,253
             1.99%     1.97%       1.96%      2.00%               1.99%     1.97%      1.96%      2.00%
            (0.89)%   (0.83)%     (0.75)%    (0.50)%             (0.89)%   (0.83)%    (0.75)%    (0.50)%
               44%       53%         34%        33%                 44%       53%        34%        33%
             2.17%     2.14%       2.14%      2.25%               2.17%     2.13%      2.14%      2.25%

                                                                                       NetNet Fund(a)
                                                                   --------------------------------------------------
                                                                    Year     Year          Year       Year     Period
                                                                    Ended    Ended        Ended       Ended     Ended
                                                                   6/30/01  6/30/00     6/30/99(d)   6/30/98   6/30/97
                                                                   Class A  Class A      Class A     Class A   Class A
                                                                   ------- ----------   ----------   -------   -------
Net asset value, beginning of period..............................   $     $    44.36   $    20.68   $ 12.79   $10.00

                                                                     --    ----------   ----------   -------   ------
Income from investment operations:
Net investment income.............................................              (0.65)       (0.35)    (0.04)   (0.04)
Net realized and unrealized gain on investments...................              26.59        24.22     10.13     3.15

                                                                     --    ----------   ----------   -------   ------
Total from investment operations..................................              25.94        23.87     10.09     3.11

                                                                     --    ----------   ----------   -------   ------
Less distributions:
Distributions from net realized gains.............................              (0.27)       (0.19)    (2.20)   (0.32)

                                                                     --    ----------   ----------   -------   ------
Total distributions...............................................              (0.27)       (0.19)    (2.20)   (0.32)

                                                                     --    ----------   ----------   -------   ------
Net asset value, end of period....................................         $    70.03   $    44.36   $ 20.68   $12.79

                                                                     ==    ==========   ==========   =======   ======
Total return (b)..................................................              58.91%      116.57%    87.23%   31.14%

                                                                     ==    ==========   ==========   =======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............................         $3,144,518   $1,130,558   $17,147   $1,459
Ratio of operating expenses to average net assets.................               1.66%        1.59%     1.35%    1.48%(c)
Ratio of net investment income to average net assets..............              (1.20)%      (0.92)%   (0.60)%  (0.48%)(c)
Portfolio turnover................................................                 21%          22%      165%     195%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................               1.66%        1.59%     2.12%    4.57%(c)

--------
(a)The Munder NetNet Fund Class A Shares, Class B Shares and Class C Shares commenced operations on August 19, 1996, June 1, 1998 and November 3, 1998, respectively.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                 NetNet Fund(a)
----------------------------------------------------------------------------
 Year     Year       Period         Year       Year     Year         Period
 Ended    Ended       Ended        Ended       Ended    Ended        Ended
6/30/01  6/30/00     6/30/98     6/30/99(d)   6/30/01  6/30/00     6/30/99(d)
Class B  Class B     Class B      Class B     Class C  Class C      Class C
------- ----------   -------     ----------   ------- ----------   ----------
  $     $    44.03   $17.07      $    20.68     $     $    44.05    $  19.03
  --    ----------   ------      ----------     --    ----------    --------
             (1.00)   (0.01)          (0.63)               (0.95)      (0.44)
             26.22     3.62           24.17                26.20       25.65
  --    ----------   ------      ----------     --    ----------    --------
             25.22     3.61           23.54                25.25       25.21
  --    ----------   ------      ----------     --    ----------    --------
             (0.27)       -           (0.19)               (0.27)      (0.19)
  --    ----------   ------      ----------     --    ----------    --------
             (0.27)       -           (0.19)               (0.27)      (0.19)
  --    ----------   ------      ----------     --    ----------    --------
        $    68.98   $20.68      $    44.03           $    69.03    $  44.05
  ==    ==========   ======      ==========     ==    ==========    ========
             57.71%   20.91%         114.97%               57.73%     133.26%
  ==    ==========   ======      ==========     ==    ==========    ========
        $3,540,687   $6,443      $1,265,595           $1,776,014    $556,828
              2.41%    2.29%(c)        2.34%                2.41%       2.34%(c)
             (1.95)%  (1.27)%(c)      (1.67)%              (1.95)%     (1.66)%(c)
                21%     165%             22%                  21%         22%

              2.41%    2.60%(c)        2.34%                2.41%       2.34%(c)

                                                    Power Plus Fund
                                         ---------------------------------
                                         Period       Period        Period
                                          Ended        Ended        Ended
                                         6/30/01      6/30/01      6/30/01
                                         Class A      Class B      Class II
                                         -------      -------      --------
 Net asset value, beginning of period... $ 10.00      $ 10.00      $ 10.00

                                         -------      -------      -------
 Income from investment operations:
 Net investment loss....................   (0.01)       (0.02)       (0.02)
 Net realized and unrealized loss on
  investments...........................   (0.13)       (0.15)       (0.14)

                                         -------      -------      -------
 Total from investment operations.......   (0.14)       (0.17)       (0.16)

                                         -------      -------      -------
 Net asset value, end of period......... $  9.86      $  9.83      $  9.84

                                         =======      =======      =======
 Total return(b)........................   (1.40)%      (1.70)%      (1.60)%

                                         =======      =======      =======
 Ratios to average net
  assets/supplemental data:
 Net assets, end of period (in 000's)... $59,147      $73,409      $29,928
 Ratio of operating expenses to average
  net assets............................    1.50%(c)     2.25%(c)     2.25%(c)
 Ratio of net investment income/(loss)
  to average net assets.................   (0.41)%(c)   (1.16)%(c)   (1.16)%(c)
 Portfolio turnover rate................      36%          36%          36%
 Ratio of operating expenses to average
  net assets without waivers and/or
  expenses reimbursed...................    1.50%(c)     2.25%(c)     2.25%(c)

--------

(a)The Munder Power Plus Fund Class A Shares, Class B Shares and Class II Shares commenced operations on March 13, 2001.


(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.


(c)Annualized.


(d)Amount represents less than $0.01 per share.

                   [THIS PAGE WAS INTENTIONALLY LEFT BLANK]

                                                                        Real Estate Equity Investment Fund(a)
                                                                  ------------------------------------------------
                                                                   Year       Year       Year       Year     Year
                                                                   Ended     Ended      Ended      Ended     Ended
                                                                  6/30/01  6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97
                                                                  Class A   Class A    Class A    Class A   Class A
                                                                  -------- ---------- ---------- ---------- -------
Net asset value, beginning of period.............................            $12.78     $14.94     $14.40   $11.22

                                                                  --------   ------     ------     ------   ------
Income from investment operations:
Net investment income............................................              0.56       0.57       0.64     0.44
Net realized and unrealized gain/(loss) on investments...........             (0.57)     (1.63)      0.66     3.26

                                                                  --------   ------     ------     ------   ------
Total from investment operations.................................             (0.01)     (1.06)      1.30     3.70

                                                                  --------   ------     ------     ------   ------
Less distributions:
Dividends from net investment income.............................             (0.56)     (0.60)     (0.62)   (0.48)
Distributions in excess of net investment income.................                 -          -          -    (0.01)
Distributions from net realized gains............................                 -      (0.39)     (0.14)       -
Distributions from capital.......................................             (0.12)     (0.11)         -    (0.03)

                                                                  --------   ------     ------     ------   ------
Total distributions..............................................             (0.68)     (1.10)     (0.76)   (0.52)

                                                                  --------   ------     ------     ------   ------
Net asset value, end of period...................................            $12.09     $12.78     $14.94   $14.40

                                                                  ========   ======     ======     ======   ======
Total return (b).................................................             (0.63)%    (6.66)%     8.93%   33.51%

                                                                  ========   ======     ======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................            $3,730     $3,530     $4,099   $1,426
Ratio of operating expenses to average net assets................              1.33%      1.27%      1.28%    1.35%
Ratio of net investment income to average net assets.............              4.90%      4.40%      4.15%    3.80%
Portfolio turnover rate..........................................                15%        22%        15%      15%
Ratio of operating expenses to average net assets without waivers              1.33%      1.27%      1.28%    1.38%

--------
(a)The Munder Real Estate Equity Investment Fund Class A Shares, Class B Shares and Class C Shares commenced operations on September 30, 1994, October 3, 1994 and January 5, 1996, respectively.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                               Real Estate Equity Investment Fund(a)
-----------------------------------------------------------------------------------------------------
     Year       Year       Year       Year     Year    Year      Year       Year       Year     Year
     Ended     Ended      Ended      Ended     Ended   Ended    Ended      Ended      Ended     Ended
    6/30/01  6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97 6/30/01 6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97
    Class B   Class B    Class B    Class B   Class B Class C  Class C    Class C    Class C   Class C
-   -------- ---------- ---------- ---------- ------- ------- ---------- ---------- ---------- -------
               $12.77     $14.93     $14.40   $11.22            $12.82     $14.98     $14.44   $11.25
-   --------   ------     ------     ------   ------  ------    ------     ------     ------   ------
                 0.47       0.47       0.53     0.36              0.48       0.48       0.53     0.36
                (0.54)     (1.63)      0.65     3.24             (0.54)     (1.64)      0.66     3.26
    --------   ------     ------     ------   ------  ------    ------     ------     ------   ------
                (0.07)     (1.16)      1.18     3.60             (0.06)     (1.16)      1.19     3.62
    --------   ------     ------     ------   ------  ------    ------     ------     ------   ------
                (0.48)     (0.51)     (0.51)   (0.38)            (0.48)     (0.51)     (0.51)   (0.39)
                    -          -          -    (0.01)                -          -          -    (0.01)
                    -      (0.39)     (0.14)       -                        (0.39)     (0.14)       -
                (0.12)     (0.10)         -    (0.03)            (0.12)     (0.10)         -    (0.03)
    --------   ------     ------     ------   ------  ------    ------     ------     ------   ------
                (0.60)     (1.00)     (0.65)   (0.42)            (0.60)     (1.00)     (0.65)   (0.43)
    --------   ------     ------     ------   ------  ------    ------     ------     ------   ------
               $12.10     $12.77     $14.93   $14.40            $12.16     $12.82     $14.98   $14.44
    ========   ======     ======     ======   ======  ======    ======     ======     ======   ======
                (0.04)%    (7.37)%     8.12%   32.52%             0.04%     (7.34)%     8.17%   32.57%
    --------   ------     ------     ------   ------  ------    ------     ------     ------   ------
               $3,291     $5,337     $6,956   $4,606            $  669     $1,251     $1,513   $  537
                 2.08%      2.02%      2.03%    2.10%             2.08%      2.02%      2.03%    2.10%
                 4.15%      3.70%      3.40%    3.05%             4.15%      3.73%      3.40%    3.05%
                   15%        22%        15%      15%               15%        22%        15%      15%
                 2.08%      2.02%      2.03%    2.13%             2.08%      2.02%      2.03%    2.13%

                                                                                 Small-Cap Value Fund(a)
                                                                  --------------------------------------------------
                                                                   Year       Year       Year       Year      Period
                                                                   Ended     Ended      Ended      Ended      Ended
                                                                  6/30/01  6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97(d)
                                                                  Class A   Class A    Class A    Class A    Class A
                                                                  -------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.............................            $13.10     $14.24     $12.04     $10.22

                                                                  --------   ------     ------     ------     ------
Income from investment operations:
Net investment income/(loss).....................................              0.04       0.06       0.08       0.09
Net realized and unrealized gain on investments..................             (0.89)     (0.86)      2.82       1.77

                                                                  --------   ------     ------     ------     ------
Total from investment operations.................................             (0.85)     (0.80)      2.90       1.86

                                                                  --------   ------     ------     ------     ------
Less distributions:
Dividends from net investment income.............................             (0.05)     (0.05)     (0.06)     (0.04)
Dividends in excess of net investment income.....................             (0.01)     (0.02)         -          -
Distributions from net realized gains............................                 -      (0.27)     (0.64)         -

                                                                  --------   ------     ------     ------     ------
Total distributions..............................................             (0.06)     (0.34)     (0.70)     (0.04)

                                                                  --------   ------     ------     ------     ------
Net asset value, end of period...................................            $12.19     $13.10     $14.24     $12.04

                                                                  ========   ======     ======     ======     ======
Total return (b).................................................             (6.57)%    (5.19)%    24.36%     18.20%

                                                                  ========   ======     ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................            $3,469     $6,015     $6,474     $1,164
Ratio of operating expenses to average net assets................              1.31%      1.23%      1.27%      1.38%(c)
Ratio of net investment income/(loss) to average net assets......              0.31%      0.49%      0.56%      1.93%(c)
Portfolio turnover rate..........................................                76%        69%        53%        73%

Ratio of operating expenses to average net assets without waivers              1.31%      1.23%      1.27%      1.51%(c)

--------
(a)The Munder Small-Cap Value Fund Class A Shares, Class B Shares and Class C Shares commenced operations on January 10, 1997, February 11, 1997 and January 13, 1997, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.
(e)Amount represents less than $0.01 per share.

                                            Small-Cap Value Fund(a)
--------------------------------------------------------------------------------------------------------------
 Year       Year       Year         Year      Period      Year       Year       Year         Year      Period
 Ended     Ended      Ended        Ended      Ended       Ended     Ended      Ended        Ended      Ended
6/30/01  6/30/00(d) 6/30/99(d)   6/30/98(d) 6/30/97(d)   6/30/01  6/30/00(d) 6/30/99(d)   6/30/98(d) 6/30/97(d)
Class B   Class B    Class B      Class B    Class B     Class C   Class C    Class C      Class C    Class C
-------- ---------- ----------   ---------- ----------   -------- ---------- ----------   ---------- ----------
           $13.03     $14.19       $12.03    $10.76                 $13.00     $14.18       $12.02     $10.22
--------   ------     ------       ------     ------     --------   ------     ------       ------     ------
            (0.05)     (0.03)       (0.03)     0.05                  (0.05)     (0.03)       (0.03)      0.05
            (0.91)     (0.84)        2.83      1.24                  (0.92)     (0.86)        2.83       1.78
--------   ------     ------       ------     ------     --------   ------     ------       ------     ------
            (0.96)     (0.87)        2.80      1.29                  (0.97)     (0.89)        2.80       1.83
--------   ------     ------       ------     ------     --------   ------     ------       ------     ------
                -      (0.00)(e)        -     (0.02)                     -      (0.00)(e)        -      (0.03)
            (0.01)     (0.02)           -         -                  (0.01)     (0.02)           -          -
                -      (0.27)       (0.64)        -                      -      (0.27)       (0.64)         -
--------   ------     ------       ------     ------     --------   ------     ------       ------     ------
            (0.01)     (0.29)       (0.64)    (0.02)                 (0.01)     (0.29)       (0.64)     (0.03)
--------   ------     ------       ------     ------     --------   ------     ------       ------     ------
           $12.06     $13.03       $14.19    $12.03                 $12.02     $13.00       $14.18     $12.02
========   ======     ======       ======     ======     ========   ======     ======       ======     ======
            (7.38)%    (5.85)%      23.58%    12.03%                 (7.47)%    (6.00)%      23.60%     17.92%
========   ======     ======       ======     ======     ========   ======     ======       ======     ======
           $2,741     $3,287       $3,237    $  373                 $1,275     $1,845       $1,932     $  197
             2.06%      1.98%        2.02%     2.13%(c)               2.06%      1.98%        2.02%      2.13%
            (0.44)%    (0.27)%      (0.19)%    1.18%(c)              (0.44)%    (0.27)%      (0.19)%     1.18%
               76%        69%          53%       73%                    76%        69%          53%        73%

             2.06%      1.98%        2.02%     2.26%(c)               2.06%      1.98%        2.02%      2.26%

                                                                              Small Company Growth Fund(a)
                                                                  --------------------------------------------------
                                                                   Year       Year       Year       Year       Year
                                                                   Ended     Ended      Ended      Ended      Ended
                                                                  6/30/01  6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97(d)
                                                                  Class A   Class A    Class A    Class A    Class A
                                                                  -------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.............................           $ 16.53    $ 19.96    $ 21.61    $ 21.08
                                                                  --------  -------    -------    -------    -------
Income from investment operations:
Net investment income............................................             (0.15)     (0.07)     (0.13)     (0.12)
Net realized and unrealized gain/(loss) on investments...........              3.80      (2.15)      2.59       3.64
                                                                  --------  -------    -------    -------    -------
Total from investment operations.................................              3.65      (2.22)      2.46       3.52
                                                                  --------  -------    -------    -------    -------
Less distributions:
Distributions from net realized capital gains....................                 -      (1.21)     (4.11)     (2.99)
                                                                  --------  -------    -------    -------    -------
Total distributions..............................................                 -      (1.21)     (4.11)     (2.99)
                                                                  --------  -------    -------    -------    -------
Net asset value, end of period...................................           $ 20.18    $ 16.53    $ 19.96    $ 21.61
                                                                  ========  =======    =======    =======    =======
Total return (b).................................................             22.26%    (10.92)%    12.41%     18.88%
                                                                  ========  =======    =======    =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................           $16,611    $25,729    $20,909    $11,646
Ratio of operating expenses to average net assets................              1.26%      1.22%      1.20%      1.22%
Ratio of net investment loss to average net assets...............             (0.89)%    (0.44)%    (0.57)%    (0.62)%
Portfolio turnover rate..........................................               158%       108%       123%        98%
Ratio of operating expenses to average net assets without waivers              1.26%      1.22%      1.20%      1.22%

--------
(a)The Munder Small Company Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on November 23, 1992, April 28, 1994 and September 26, 1995, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                      Small Company Growth Fund(a)
-------------------------------------------------------------------------------------------------------
 Year       Year       Year       Year       Year     Year       Year       Year       Year       Year
 Ended     Ended      Ended      Ended      Ended     Ended     Ended      Ended      Ended      Ended
6/30/01  6/30/00(c) 6/30/99(c) 6/30/98(d) 6/30/97(d) 6/30/01  6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97(d)
Class B   Class B    Class B    Class B    Class B   Class C   Class C    Class C    Class C    Class C
-------   -------    -------    -------    -------   -------   -------    -------    -------    -------
          $ 15.71    $ 19.16    $ 21.05     $20.74              $15.97    $ 19.46     $21.32     $20.93
-        -           -------    -------     ------   --------   ------    -------     ------     ------
            (0.26)     (0.19)     (0.28)     (0.25)              (0.26)     (0.19)     (0.28)     (0.25)
             3.30      (2.05)      2.50       3.55                3.36      (2.09)      2.53       3.63
--------  -------    -------    -------     ------   --------   ------    -------     ------     ------
             3.04      (2.24)      2.22       3.30                3.10      (2.28)      2.25       3.38
--------  -------    -------    -------     ------   --------   ------    -------     ------     ------
                -      (1.21)     (4.11)     (2.99)                  -      (1.21)     (4.11)     (2.99)
--------  -------    -------    -------     ------   --------   ------    -------     ------     ------
                -      (1.21)     (4.11)     (2.99)                  -      (1.21)     (4.11)     (2.99)
--------  -------    -------    -------     ------   --------   ------    -------     ------     ------
          $ 18.75    $ 15.71    $ 19.16     $21.05              $19.07    $ 15.97     $19.46     $21.32
========  =======    =======    =======     ======   ========   ======    =======     ======     ======
            19.49%    (11.55)%    11.51%     18.06%              19.49%    (11.58)%    11.50%     18.26%
========  =======    =======    =======     ======   ========   ======    =======     ======     ======

          $ 8,562    $ 8,745    $14,013     $5,735              $3,352    $ 3,839     $6,319     $2,271
             2.01%      1.97%      1.95%      1.97%               2.01%      1.97%      1.95%      1.97%
            (1.64)%    (1.19)%    (1.32)%    (1.37)%             (1.64)%    (1.19)%    (1.32)%    (1.37)%
              158%       108%       123%        98%                158%       108%       123%        98%
             2.01%      1.97%      1.95%      1.97%               2.01%      1.97%      1.95%      1.97%

                                                                            Framlington Emerging Markets Fund(a)
                                                                   --------------------------------------------------
                                                                    Year       Year       Year       Year      Period
                                                                    Ended     Ended      Ended      Ended      Ended
                                                                   6/30/01  6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97(d)
                                                                   Class A   Class A    Class A    Class A    Class A
                                                                   -------- ---------- ---------- ---------- ----------
Net asset value, beginning of period..............................            $11.69     $ 8.99    $ 12.92     $10.18

                                                                   --------   ------     ------    -------     ------
Income from investment operations:
Net investment income/(loss)......................................                 -       0.03       0.11       0.05
Net realized and unrealized gain/(loss) on investments............              1.09       2.67      (3.73)      2.71

                                                                   --------   ------     ------    -------     ------
Total from investment operations..................................              1.09       2.70      (3.62)      2.76

                                                                   --------   ------     ------    -------     ------
Less distributions:
Dividends from net investment income..............................                 -          -      (0.04)     (0.02)
Distributions from net realized gains.............................                 -          -      (0.05)         -
Distributions in excess of net realized gains.....................                 -          -      (0.22)         -

                                                                   --------   ------     ------    -------     ------
Total distributions...............................................                 -          -      (0.31)     (0.02)

                                                                   --------   ------     ------    -------     ------
Net asset value, end of period....................................            $12.78     $11.69    $  8.99     $12.92

                                                                   ========   ======     ======    =======     ======
Total return(b)...................................................              9.32%     30.03%    (28.34)%    27.16%

                                                                   ========   ======     ======    =======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............................            $3,637     $  961    $   632     $  532
Ratio of operating expenses to average net assets.................              1.98%      1.85%      1.89%      1.79%(c)
Ratio of net investment income/(loss) to average net assets.......             (0.02)%     0.39%      0.93%      1.14%(c)
Portfolio turnover rate...........................................               177%       159%        94%        46%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................              2.14%      2.12%      2.14%      5.43%(c)

--------
(a)The Munder Framlington Emerging Markets Fund Class A Shares, Class B Shares and Class C Shares commenced operations on January 14, 1997, February 25, 1997 and March 3, 1997, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.
(e)Amount represents less than $0.01 per share.

                                      Framlington Emerging Markets Fund(a)
-------------------------------------------------------------------------------------------------------------
 Year       Year       Year       Year        Period      Year       Year       Year       Year        Period
 Ended     Ended      Ended      Ended        Ended       Ended     Ended      Ended      Ended        Ended
6/30/01  6/30/00(d) 6/30/99(d) 6/30/98(d)   6/30/97(d)   6/30/01  6/30/00(d) 6/30/99(d) 6/30/98(d)   6/30/97(d)
Class B   Class B    Class B    Class B      Class B     Class C   Class C    Class C    Class C      Class C
-------- ---------- ---------- ----------   ----------   -------- ---------- ---------- ----------   ----------
          $11.47      $ 8.95    $ 12.91       $11.13                $11.47     $ 8.96    $ 12.92      $10.95
--------   ------     ------    -------       ------     --------   ------     ------    -------      -------
           (0.10)      (0.03)      0.02         0.01                 (0.10)     (0.03)      0.02         0.01
            1.15        2.55      (3.71)        1.79                  1.06       2.54      (3.71)        1.96
--------   ------     ------    -------       ------     --------   ------     ------    -------      -------
            1.05        2.52      (3.69)        1.80                  0.96       2.51      (3.69)        1.97
--------   ------     ------    -------       ------     --------   ------     ------    -------      -------
               -           -      (0.00)(e)    (0.02)                    -          -      (0.00)(e)    (0.00)(e)
               -           -      (0.05)           -                     -          -      (0.05)           -
               -           -      (0.22)           -                     -          -      (0.22)           -
--------   ------     ------    -------       ------     --------   ------     ------    -------      -------
               -           -      (0.27)       (0.02)                    -          -      (0.27)       (0.00)(e)
--------   ------     ------    -------       ------     --------   ------     ------    -------      -------
          $12.52      $11.47    $  8.95       $12.91                $12.43     $11.47    $  8.96      $ 12.92
========   ======     ======    =======       ======     ========   ======     ======    =======      =======
            9.15%      28.16%    (28.90)%      16.21%                 8.37%     28.01%    (28.88)%      18.03%
========   ======     ======    =======       ======     ========   ======     ======    =======      =======
          $3,012      $1,121    $   511       $  134                $  807     $  497    $   132      $    24
            2.73%       2.60%      2.64%        2.54%(c)              2.73%      2.60%      2.64%        2.54%(c)
           (0.77)%     (0.36)%     0.18%        0.39%(c)             (0.77)%    (0.36)%     0.18%        0.39%(c)
             177%        159%        94%          46%                  177%       159%        94%          46%

            2.88%       2.87%      2.89%        6.18%(c)              2.89%      2.87%      2.89%        6.18%(c)

                                                                                     Framlington Global
                                                                                    Financial Services(a)
                                                                              -----------------------------
                                                                              Period     Period      Period
                                                                               Ended      Ended      Ended
                                                                              6/30/01    6/30/01    6/30/01
                                                                              Class A    Class B    Class II
                                                                              -------    -------    --------
Net asset value, beginning of period......................................... $10.62     $10.79      $10.86

                                                                              ------     ------      ------
Income from investment operations:
Net investment income/(loss).................................................   0.12       0.02        0.02
Net realized and unrealized gain/(loss) on investments.......................  (0.13)     (0.28)      (0.34)

                                                                              ------     ------      ------
Total from investment operations.............................................  (0.01)     (0.26)      (0.32)

                                                                              ------     ------      ------
Less distributions:
Dividends from net investment income.........................................  (0.05)     (0.02)      (0.02)
Distributions from capital...................................................  (0.04)     (0.01)      (0.01)

                                                                              ------     ------      ------
Total distributions..........................................................  (0.09)     (0.03)      (0.03)

                                                                              ------     ------      ------
Net asset value, end of period............................................... $10.52     $10.50      $10.51

                                                                              ======     ======      ======
Total return (b).............................................................  (0.12)%    (2.45)%     (2.99)%

                                                                              ======     ======      ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $1,253     $1,578      $  866
Ratio of operating expenses to average net assets............................   1.51%(c)   2.26%(c)    2.26%(c)
Ratio of net investment income/(loss) to average net assets..................   0.81%(c)   0.06%(c)    0.06%(c)
Portfolio turnover rate......................................................     82%        82%         82%
Ratio of operating expenses to average net assets without expenses reimbursed   2.65%(c)   3.40%(c)    3.40%(c)

--------

(a)The Munder Framlington Global Financial Services Fund Class A Shares, Class B Shares and Class II Shares commenced operations on July 3, 2000, July 7, 2000 and July 20, 2000, respectively.


(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.


(c)Annualized.


(d)The amount shown at this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

                   [THIS PAGE WAS INTENTIONALLY LEFT BLANK]

                                                                              Framlington Healthcare Fund(a)
                                                                   ------------------------------------------------
                                                                    Year       Year       Year       Year    Period
                                                                    Ended     Ended      Ended      Ended     Ended
                                                                   6/30/01  6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97
                                                                   Class A   Class A    Class A    Class A   Class A
                                                                   -------- ---------- ---------- ---------- -------
Net asset value, beginning of period..............................           $ 10.46    $ 11.82     $10.89   $11.30

                                                                   --------  -------    -------     ------   ------
Income from investment operations:
Net investment income.............................................             (0.22)     (0.13)     (0.15)   (0.01)
Net realized and unrealized gain/(loss) on investments............             18.11      (1.13)      1.08    (0.40)

                                                                   --------  -------    -------     ------   ------
Total from investment operations..................................             17.89      (1.26)      0.93    (0.41)

                                                                   --------  -------    -------     ------   ------
Less distributions:
Distributions from net realized gains.............................                 -      (0.08)         -        -
Distributions in excess of net realized gains.....................                 -      (0.02)         -        -

                                                                   --------  -------    -------     ------   ------
Total distributions...............................................                 -      (0.10)         -        -

                                                                   --------  -------    -------     ------   ------
Net asset value, end of period....................................           $ 28.35    $ 10.46     $11.82   $10.89

                                                                   ========  =======    =======     ======   ======
Total return(b)...................................................            171.03%    (10.69)%     8.54%   (3.63)%

                                                                   ========  =======    =======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............................           $79,441    $ 3,382     $4,984   $  664
Ratio of operating expenses to average net assets.................              1.61%      1.61%      1.62%    1.55%(c)
Ratio of net investment income/(loss) to average net assets.......             (1.01)%    (1.27)%    (1.20)%  (0.95)%(c)
Portfolio turnover rate...........................................                60%        49%        47%      14%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................              1.63%      1.92%      2.40%    7.33%(c)

--------
(a)The Munder Framlington Healthcare Fund Class A Shares, Class B Shares and Class C Shares commenced operations on February 14, 1997, January 31, 1997 and January 13, 1997, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                       Framlington Healthcare Fund(a)
--------------------------------------------------------------------------------------------------------
  Year       Year        Year       Year    Period       Year       Year       Year       Year    Period
  Ended     Ended       Ended      Ended     Ended       Ended     Ended      Ended      Ended     Ended
 6/30/01  6/30/00(d)  6/30/99(d) 6/30/98(d) 6/30/97     6/30/01  6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97
 Class B   Class B     Class B    Class B   Class B     Class C   Class C    Class C    Class C   Class C
--------- ----------  ---------- ---------- -------     -------- ---------- ---------- ---------- -------
           $  10.27    $ 11.69     $10.85   $11.02                $ 10.27    $ 11.69     $10.86   $10.40
---------  --------    -------     ------   ------      --------  -------    -------     ------   ------
              (0.37)     (0.21)     (0.23)   (0.02)                 (0.40)     (0.21)     (0.23)   (0.01)
              17.74      (1.11)      1.07    (0.15)                 17.75      (1.11)      1.06     0.47
---------  --------    -------     ------   ------      --------  -------    -------     ------   ------
              17.37      (1.32)      0.84    (0.17)                 17.35      (1.32)      0.83     0.46
---------  --------    -------     ------   ------      --------  -------    -------     ------   ------
                  -      (0.08)         -        -                      -      (0.08)         -        -
                  -      (0.02)         -        -                      -      (0.02)         -        -
---------  --------    -------     ------   ------      --------  -------    -------     ------   ------
                  -      (0.10)         -        -                      -      (0.10)         -        -
---------  --------    -------     ------   ------      --------  -------    -------     ------   ------
           $  27.64    $ 10.27     $11.69   $10.85                $ 27.62    $ 10.27     $11.69   $10.86
=========  ========    =======     ======   ======      ========  =======    =======     ======   ======
             169.13%    (11.40)%     7.83%   (1.54)%               168.94%    (11.40)%     7.73%    4.42%
=========  ========    =======     ======   ======      ========  =======    =======     ======   ======
           $102,859    $ 6,682     $8,664   $1,063                $77,156    $ 1,652     $3,378   $  164
               2.36%      2.36%      2.37%    2.30%(c)               2.36%      2.36%      2.37%    2.30%(c)
              (1.75)%    (2.02)%    (1.95)%  (1.70)%(c)             (1.75)%    (2.02)%    (1.95)%  (1.70)%(c)
                 60%        49%        47%      14%                    60%        49%        47%      14%

               2.38%      2.67%      3.15%    8.08%(c)               2.38%      2.67%      3.15%    8.08%(c)

                                                                         Framlington International Growth Fund(a)
                                                                   -------------------------------------------------
                                                                    Year      Year       Year       Year      Period
                                                                    Ended    Ended      Ended      Ended      Ended
                                                                   6/30/01 6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97(d)
                                                                   Class A  Class A    Class A    Class A    Class A
                                                                   ------- ---------- ---------- ---------- ----------
Net asset value, beginning of period..............................           $12.79     $11.92     $11.35     $10.10
                                                                   -------   ------     ------     ------     ------
Income from investment operations:
Net investment income/(loss)......................................            (0.05)     (0.02)      0.02       0.05
Net realized and unrealized gain on investments...................             3.72       0.90       0.61       1.20
                                                                   -------   ------     ------     ------     ------
Total from investment operations..................................             3.67       0.88       0.63       1.25
                                                                   -------   ------     ------     ------     ------
Less distributions:
Dividends from net investment income..............................            (0.08)         -      (0.02)         -
Dividends in excess of net investment income......................            (0.05)         -          -          -
Distributions from net realized gains.............................            (0.54)     (0.01)     (0.03)         -
Distributions in excess of net realized gains.....................                -          -      (0.01)         -
                                                                   -------   ------     ------     ------     ------
Total distributions...............................................            (0.67)     (0.01)     (0.06)         -
                                                                   -------   ------     ------     ------     ------
Net asset value, end of period....................................           $15.79     $12.79     $11.92     $11.35
                                                                   =======   ======     ======     ======     ======
Total return (b)..................................................            28.89%      7.36%      5.60%     12.38%
                                                                   =======   ======     ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............................           $1,715     $2,869     $1,601     $1,103
Ratio of operating expenses to average net assets.................             1.69%      1.60%      1.62%      1.55%(c)
Ratio of net investment income/(loss) to average net assets.......            (0.34)%    (0.16)%     0.21%      1.01%(c)
Portfolio turnover rate...........................................               65%        66%        38%        15%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................             1.71%      1.75%      1.82%      2.56%(c)

--------
(a)The Munder Framlington International Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on February 20, 1997, March 19, 1997 and February 13, 1997, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                 Framlington International Growth Fund(a)
--------------------------------------------------------------------------------------------------------
 Year      Year        Year       Year      Period      Year      Year       Year      Period     Period
 Ended    Ended       Ended      Ended      Ended       Ended    Ended      Ended      Ended      Ended
6/30/01 6/30/00(d)  6/30/99(d) 6/30/98(d) 6/30/97(d)   6/30/01 6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97(d)
Class B  Class B     Class B    Class B    Class B     Class C  Class C    Class C    Class C    Class C
------- ----------  ---------- ---------- ----------   ------- ---------- ---------- ---------- ----------
         $12.56       $11.83     $11.32     $ 9.85               $12.58     $11.86     $11.33     $10.03
-------  -------      ------     ------     ------     -------   ------     ------     ------     ------
           (0.17)      (0.10)     (0.06)      0.01                (0.17)     (0.10)     (0.06)      0.01
            3.66        0.84       0.61       1.46                 3.68       0.83       0.63       1.29
-------  -------      ------     ------     ------     -------   ------     ------     ------     ------
            3.49        0.74       0.55       1.47                 3.51       0.73       0.57       1.30
-------  -------      ------     ------     ------     -------   ------     ------     ------     ------
               -           -          -          -                    -          -          -          -
               -           -          -          -                    -          -          -          -
           (0.54)      (0.01)     (0.03)         -                (0.54)     (0.01)     (0.03)         -
               -           -      (0.01)         -                    -          -      (0.01)         -
-------  -------      ------     ------     ------     -------   ------     ------     ------     ------
           (0.54)      (0.01)     (0.04)         -                (0.54)     (0.01)     (0.04)         -
-------  -------      ------     ------     ------     -------   ------     ------     ------     ------
         $ 15.51      $12.56     $11.83     $11.32               $15.55     $12.58     $11.86     $11.33
=======  =======      ======     ======     ======     =======   ======     ======     ======     ======
           27.96%       6.23%      4.88%     14.92%               28.07%      6.13%      5.05%     12.96%
=======  =======      ======     ======     ======     =======   ======     ======     ======     ======
         $ 1,638      $  546     $  591     $  128               $1,118     $  172     $  196     $   62
            2.44%       2.36%      2.37%      2.30%(c)             2.44%      2.36%      2.37%      2.30%(c)
           (1.09)%     (0.92)%    (0.54)%     0.26%(c)            (1.09)%     0.92%     (0.54)%     0.26%(c)
              65%         66%        38%        15%                  65%        66%        38%        15%

            2.46%       2.51%      2.57%      3.31%(c)             2.46%      2.51%      2.58%      3.31%(c)

             More information about the Funds is available free upon request, including the following:

             ANNUAL/SEMI-ANNUAL REPORTS
             You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

             STATEMENT OF ADDITIONAL INFORMATION
             Provides more details about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus)


               To Obtain Information:

               BY TELEPHONE
               Call 1-800-438-5789

               BY MAIL
               Write to:
               The Munder Funds
               c/o PFPC Global Fund Services
               P.O. Box 9701
               Providence, RI 02940-9701

               BY OVERNIGHT DELIVERY TO:
               The Munder Funds
               c/o PFPC Global Fund Services
               4400 Computer Drive
               Westborough, MA 01581

               ON THE INTERNET
               Text-only versions of fund documents can be viewed online or downloaded from:

                   SECURITIES AND EXCHANGE COMMISSION
                   http://www.sec.gov

               You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

               You may also find more information about the Funds on the Internet at: http://www.munderfunds.com. This website is not considered part of the prospectus.


             PROEQABC&II201

             SEC File Numbers: 811-7346, 811-5899, 811-7897



--------------------------------------------------------------------------------

                                                                      Prospectus

                                                                  CLASS K SHARES


                                                                October   , 2001










                                                         The Munder Equity Funds
                                                                        Balanced
                                                                   Bio(Tech)/2 /
                                                                 Digital Economy


                                        Focus Growth (formerly Equity Selection)
                                                               Future Technology
                                                                       Index 500
                                                            International Equity
                                                            International NetNet

                                        Large-Cap Value (Formerly Equity Income)

                                                                Micro-Cap Equity
                                   MidCap Select (formerly Growth Opportunities)
                                                             Multi-Season Growth
                                                                      Power Plus
                                                   Real Estate Equity Investment
                                                                 Small-Cap Value
                                                            Small Company Growth

                                                    The Munder Framlington Funds
                                                    Framlington Emerging Markets
                                           Framlington Global Financial Services
                                                          Framlington Healthcare
                                                Framlington International Growth

                                                         The Munder Income Funds
                                                                            Bond
                                                               Intermediate Bond
                                                              International Bond
                                                          U.S. Government Income
                                                          Michigan Tax-Free Bond
                                                                   Tax-Free Bond
                                                Tax-Free Short-Intermediate Bond

                                                   The Munder Money Market Funds
                                                                 Cash Investment
                                                           Tax-Free Money Market
                                                      U.S. Treasury Money Market


                           As with all mutual funds, the Securities and Exchange
                     Commission has not approved or disapproved these securities nor passed upon the accuracy or adequacy of this prospectus.
                                    It is a criminal offense to state otherwise.



--------------------------------------------------------------------------------

        [LOGO] Munder Logo

TABLE OF CONTENTS

2   RISK/RETURN SUMMARY
      . Equity Funds
      . Income Funds
      . Tax-Free Funds
      . Money Market Funds
64  FEES AND EXPENSES

69  MORE ABOUT THE FUNDS
69  GLOSSARY
70  PRINCIPAL INVESTMENT STRATEGIES AND RISKS
72  OTHER INVESTMENT STRATEGIES AND RISKS
75  DISCLAIMERS

7-6 YOUR INVESTMENT
76  HOW TO REACH THE FUNDS
76  PURCHASING SHARES
76  REDEEMING SHARES
76  ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS
77  SHAREHOLDER PRIVILEGES
77  SERVICE AGENTS

79  PRICING OF FUND SHARES

80  DISTRIBUTIONS

81  FEDERAL TAX CONSIDERATIONS
81  TAXES ON DISTRIBUTIONS
81  TAXES ON SALES
81  OTHER CONSIDERATIONS

82  MANAGEMENT
82  INVESTMENT ADVISORS AND SUB-ADVISOR
85  PORTFOLIO MANAGERS

87  FINANCIAL HIGHLIGHTS

BACK COVER FOR ADDITIONAL INFORMATION

RISK/RETURN SUMMARY

--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled More About The Funds.

Certain terms used in this prospectus are defined in the Glossary. Unless otherwise noted all goals of the Funds are non-fundamental and may be changed by the Funds' Board of Directors/Trustees without shareholder aproval.


 EQUITY FUNDS


BALANCED FUND


 GOAL

The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by allocating its assets among three asset groups: equity securities, fixed income securities and cash equivalents.

The Fund normally will invest at least 25% of its assets in fixed income securities and no more than 75% of its assets in equity securities. The Fund will notify shareholders at least 30 days before changing this policy.

The advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

 . general market and economic conditions and trends;

 . interest rates and inflation rates;

 . fiscal and monetary developments; and

 . long-term corporate earnings growth.

The advisor will try to take advantage of changing economic conditions by adjusting the ratio of equity securities to fixed income securities or cash equivalents. For example, if the advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's equity securities holdings and reduce its fixed income securities and cash equivalents holdings.

Stocks are chosen on the basis of above-average and sustainable earnings growth, financial ability and attractive valuation. Bond strategy focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

The Fund's fixed income securities include:

 . U.S. Government securities;

 . obligations of foreign governments;

 . corporate obligations;

 . zero coupon bonds;

 . variable and floating rate securities;

 . mortgage and other asset-backed securities; and

 . stripped securities.

The Fund's fixed income securities are rated investment grade or better. The average dollar-weighted maturity is expected to vary between six to fifteen years.

The Fund's cash equivalents are short-term, high-quality money market instruments and include:

 . commercial paper;

 . bankers' acceptances and certificates of deposit;

 . corporate obligations; and

 . U.S. Government securities.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit

Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 .  Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                    [CHART]

Balanced Fund Class K

Total Return
(per calendar year)



1994    -5.41%
1995    23.38%
1996    12.58%
1997    17.61%
1998    10.75%
1999    18.90%

Year-to-date through September 30, 2000: 20.38%

Best Quarter:  Q4 1998  14.63%
Worst Quarter: Q3 1998 (9.60)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                           Since
                                         Inception
                          1 Year 5 Years (4/16/93)
---------------------------------------------------
Class K                   18.90% 16.56%   12.00%
S&P 500(R) Index/(1)/\\\\ 21.03% 28.55%   22.39%
60% S&P 500(R)
  Index/20% Lehman
  Aggregate
  Bond/20% Lehman
  Credit Index/(1)/\\\\   11.74% 20.17%   15.85%

--------
(1)Standard & Poor's Composite 500 Index is a widely recognized unmanaged index of U.S. stock market activity. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Lehman Brothers Credit Index (formerly known as the Lehman Brothers Corporate Bond Index) is an unmanaged index which measures the performance of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. The Fund has changed its secondary index from a composite of 60% S&P 500(R)/40% Lehman Brothers Gov't/Credit Index to a composite of 60% S&P 500(R)/20% Lehman Brothers Aggregate Bond/20% Lehman Brothers Credit Index which better represents the market in which the Fund invests.

BIO(TECH)/2/ FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its goal by investing in equity securities of companies engaged in developing, producing and marketing technologically advanced solutions for the healthcare and medical fields. Although the Fund may invest in foreign companies, most of these companies are currently located in the United States.

The Fund will invest in:

 .  biotechnology firms;

 .  medical device and instrumentation manufacturers;

 .  pharmaceuticals companies;

 .  specialty pharmaceuticals, including advanced drug delivery producers;

 .  health care information technologies firms; and

 .  medical device and instrument manufacturers.

Under normal market conditions, the Fund will invest at least 65% of its assets in companies dedicated to biotechnological solutions for the healthcare and medical fields. Such companies derive at least 50% of sales, earnings or assets from biotechnology products, licenses and services.

The Fund's investments may include foreign securities of companies located in countries with mature markets.

There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. Therefore, the Fund may invest in small companies and may invest without limit in initial public offerings ("IPOs"). It is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may also purchase and sell futures, options and forward currency exchange contracts.

 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest primarily in the biotechnology industry and other health care related technologies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transactions costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Derivatives Risk. The Fund may suffer a loss from its use of futures or options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.


 PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

DIGITAL ECONOMY FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation while outperforming the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R)") over the long-term.


 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its goal by investing primarily in companies that leverage technology to gain a competitive advantage. Companies using the Internet to improve efficiencies, utilizing technology to increase market-share and profitability, and companies transforming their businesses to become more competitive are all candidates for investment.

Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of companies that are using technology in order to gain a competitive advantage over competing companies. The Fund will attempt to control risk by maintaining sector weightings approximately equal to the S&P 500(R) at all times.

The advisor will identify both new companies and mature companies in various industries that are using technology and technological innovation to become more profitable than their peers. As a result, the Fund will not be limited to companies in traditional technology industries.

The advisor will select stocks of companies that (i) will benefit from changes in technology, (ii) will use technology to gain an enduring competitive advantage, and (iii) are gaining market share and are positioned to be the market leaders of the future.

There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. Therefore, the Fund may invest in small companies and may invest without limit in initial public offerings ("IPOs"). It is uncertain whether IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may invest up to 25% of its assets in foreign securities. The Fund may invest in options, futures contracts and other derivative products.




 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor regardless of movements in the securities markets.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 .  Technology Risk. The Fund will concentrate its investments in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

 . IPO Risk. Investments in initial public offerings may result in increased transactions costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings, fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Derivatives Risk. The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.


 PERFORMANCE

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

FOCUS GROWTH FUND
(FORMERLY EQUITY SELECTION FUND)


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities.

The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

The Fund generally invests in companies with market capitalizations of at least $1 billion.

The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

The Fund may also invest in foreign securities.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Medium-Size Company Risk. The stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than the stocks of larger companies.

 . Foreign Securities Risk. Investments by the Fund in foreign securities presents risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future. Because Class K shares do not have any performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y Shares, which are not offered in this prospectus. Class K shares are subject to a shareholder servicing fee of 0.25%. Please see the section entitled "Fees and Expenses". Performance for Class K shares, net of any shareholder servicing fee, would have similar annual returns to Class Y shares because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of the shareholder servicing fee, performance of Class K shares will be less than that of Class Y shares.




                                    [CHART]

Focus Growth Fund Class Y

Total Return
(per calendar year)



1999    16.74%

Year-to-date through September 30, 2000: 14.70%

Best Quarter   Q4 1999  13.18%
Worst Quarter: Q3 1999 (7.72)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                Since
                              Inception
                       1 Year (11/11/98)
----------------------------------------
Class Y                16.74%   25.98%
S&P 500(R) Index/(1)/  21.03%   19.09%
Russell 1000(R) Growth
  Index/(1)/           33.14%   29.56%

--------
(1)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index of U.S. stock market activity. The Russell 1000(R) Growth Index is an index which measures the performance of those Russell 1000(R) companies (the 1,000 smallest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values. The Fund has changed its primary market index from the S&P 500(R) Index to the Russell 1000(R) Growth Index, which better represents the market in which the Fund typically invests.

FUTURE TECHNOLOGY FUND


 GOAL

The Fund's goal is to provide capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings.

The products and services provided by technology-related companies may include: computer hardware and software, communications hardware and software, semiconductors, business services, media and information services, and Internet-related services.

In selecting stocks, the advisor will first identify attractive sectors within the technology industry. The advisor will then focus on companies that it believes are current industry leaders or leading companies in developing sectors. Using fundamental analysis, the advisor will look for companies with:

 .  strong market share within their sector; and/or

 .  technologically superior products or services; and

 .  stable or improving revenue growth, earnings growth or order trends.

There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. The Fund may invest in small companies and may invest without limit in initial public offerings ("IPOs"). It is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (1940 Act) and may invest more of its assets in fewer issuers than a "diversified" investment company.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will concentrate its investments in the technology industry. Market or economic factors impacting that industry could have a major effect on the value of the Fund's investments. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

 . Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.


 PERFORMANCE

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

INDEX 500 FUND


 GOAL

The Fund's goal is to provide performance and income that is comparable to the S&P 500(R). The S&P 500(R) is an index of 500 stocks that emphasizes large capitalization companies.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by normally holding a substantial amount of its assets in securities of at least 400 of the stocks in the S&P 500(R).

The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P 500(R) through statistical procedures. The advisor invests in stocks that are included in the particular index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500(R) of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500(R).

The Fund may also enter into futures contracts.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies the Fund invests in do not perform well.

 . Tracking Risk. Because the Fund pays fees and transaction costs, while the S&P 500(R) does not, the Fund's returns are likely to be lower than those of the S&P 500(R). Tracking variance may also result from share purchases, redemptions and other factors.

 . Indexing Strategy Risk. The Fund will invest in the securities included in the S&P 500(R) regardless of market trends. As a result, the Fund cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the large capitalization portion of the U.S. stock market.

 . Derivatives Risk. The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Index 500 Fund Class K

Total Return
(per calendar year)



1993    9.80%
1994    0.76%
1995   36.95%
1996   22.15%
1997   32.51%
1998   27.86%
1999   20.29%

Year-to-date through September 30, 2000: (1.86)%

Best Quarter:  Q4 1998   21.09%
Worst Quarter: Q3 1998 (10.03)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                       Since
                                     Inception
                      1 Year 5 Years (12/7/92)
----------------------------------------------
Class K               20.29% 27.80%   20.69%
S&P 500(R) Index/(1)/ 21.03% 28.55%   21.51%

--------
(1)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index of U.S. stock market activity.

INTERNATIONAL EQUITY FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing primarily in foreign securities including American Depositary Receipts (ADRs).

Under normal market conditions, at least 65% of the Fund's assets are invested in equity securities in at least three foreign countries. The Fund mostly invests in mature markets, but may also invest in emerging markets.

The Fund emphasizes companies with a market capitalization of at least $250 million. The Fund then invests in additional securities trading on either a foreign or U.S. stock exchange, which are chosen through an economic modeling process. This process seeks to identify those stocks that will have strong relative performance in their home market.

At least once a quarter, the advisor creates a list of foreign securities and ADRs which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The advisor updates the securities list frequently (at least quarterly), adds new securities to the list if they are eligible and sells securities not on the updated securities list as soon as practicable.

After the advisor creates the securities list, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the advisor believes broader market exposure will benefit the Fund, it will allocate up to 100% of the Fund's assets in first section securities. When the advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response developments affecting individual companies to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Emerging Markets Risk. Investments by the Fund in emerging market countries heighten the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency conditions.


 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.


 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment of the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

                                    [CHART]

International Equity Fund Class K

Total Return
(per calendar year)



1993   32.51%
1994   -8.56%
1995   13.73%
1996   10.03%
1997    3.13%
1998   13.16%
1999   44.22%

Year-to-date through September 30, 2000: (12.66)%

Best Quarter:  Q4 1999   25.33%
Worst Quarter: Q3 1998 (16.82)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                      Since
                                    Inception
                     1 Year 5 Years (11/23/92)
----------------------------------------------
Class K              44.22% 16.06%    14.36%
FTSE World
  Index ex-U.S./(1)/ 31.83% 12.67%    14.49%

--------
(1)The FTSE (Financial Times/London Stock Exchange) World Index ex-U.S. (formerly known as the FT/S&P Actuaries World Index ex-U.S.) is an unmanaged index used to portray global equity markets excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross represent each country and includes gross reinvestment of dividends.

INTERNATIONAL NETNET FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its goal by using a growth strategy to invest primarily in foreign companies engaged in the Internet or Intranet related business.

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of foreign companies that are engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses. The Fund will invest in foreign equity securities and ADRs.

The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. The Fund may invest in small companies. The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may invest in emerging markets. The Fund may also purchase and sell options and forward currency exchange contracts.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor or the sub-advisor, regardless of movements in the securities markets.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Emerging Markets Risk. Investments by the Fund in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency conditions.

 . Sector Risk. The Fund will invest primarily in foreign companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . Derivatives Risk. The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.


 PERFORMANCE

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

LARGE-CAP VALUE FUND


(FORMERLY Equity INCOME FUND)



 GOAL


The Fund's goal is to provide long-term capital appreciation and current income.



 PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its goal by investing primarily in companies whose equity securities are trading at a valuation discount relative to the marketplace, their peers and historical levels. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of large capitalization companies. Large-Capitalization companies are companies having a market capitalization within the range of companies included in the Russell 1000 Value Index. As of the date of this prospectus, such capitalization are approximately $ billion or greater.





The advisor generally selects large, companies with relatively low valuations that it believes posess a catalyst for favorable or improved security values. The advisor may also consider one or more of the following factors:





 . Financial strength and strong fundamentals, including low price to earnings ratios;





 .  Improving earnings estimates and stock price trends;



 .  Quality of management, profitability and industry leadership position;



 .  Current dividend; and



 .  Unrecognized assets.



 PRINCIPAL RISKS


All investments carry some degree of that which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.




 . Value Investing Risk. Value Investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stock's intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.





                                    [CHART]

Large-Cap Value Fund Class K

Total Return
(per calendar year)

1995    33.96%
1996    15.85%
1997    32.04%
1998     9.96%
1999     0.38%

Year-to-date through September 30, 2000: (4.04)%

Best Quarter:  Q4 1998   13.58%
Worst Quarter: Q3 1998 (10.03)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                        Since
                                      Inception
                      1 Year  5 Years (7/5/94)
-----------------------------------------------
Class K               (0.38)% 17.55%   15.74%
Russell 1000
  Value Index/(1)/      7.34% 23.07%   20.65%
S&P 500(R) Index/(1)/  21.03% 28.55%   21.42%

--------
(1)The Russell 1000(R) Value Index is an index which measures the performance of those Russell 1000(R) companies (the 1,000 smallest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index of U.S. stock market activity. The Fund has changed its primary market index from the S&P 500(R) to the Russell 1000(R) Value Index which better represents the market in which the Fund invests.

MICRO-CAP EQUITY FUND


 GOAL

The Fund's goal is to provide capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities of micro-capitalization companies. Micro-capitalization companies means companies having a market capitalization within the range of the companies included in the Wilshire Micro-Cap Index. As of the date of this prospectus, such capitalizations do not exceed approximately $300 million, which is considerably less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor will choose companies that:

 .  present the ability to grow significantly over the next several years;

 . may benefit from changes in technology, regulations and industry sector trends; and

 .  are still in the developmental stage and may have limited product lines.

There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may also invest in equity securities of larger capitalization companies. The Fund may invest without limit in initial public offerings ("IPOs") of micro-capitalization companies, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 PERFORMANCE

The bar chart and table below give some indication of the risk of investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Micro-Cap Equity Fund Class K

Total Return
(per calendar year)



1997   71.30%
1998   -5.83%
1999   74.50%

Year-to-date through September 30, 2000: 2.75%

Best Quarter:  Q4 1999   47.77%
Worst Quarter: Q3 1998 (28.41)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                       Since
                                     Inception
                              1 Year (12/3/96)
-----------------------------------------------
Class K                       74.50%  41.15%
Wilshire Micro-Cap Index/(1)/ 40.86%  17.18%

--------
(1)The Wilshire Micro-Cap Index consists of all issues in the Wilshire 5000 Index that rank below the 2,501st company based on size. The Wilshire 5000 Index contains all publicly traded U.S. stocks, but excludes REITS and limited partnerships.

MIDCAP SELECT FUND
(formerly Growth Opportunities Fund)


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in the equity securities of mid capitalization companies. Mid capitalization companies means companies having a market capitalization within the range of companies included in the S&P MidCap 400(R) Index. As of the date of this prospectus, such capitalizations are between approximately $100 million and $9 billion.

Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 10,000 companies over the past three years and investing in approximately 50 to 100 companies based on:

 .  superior earnings growth;

 .  financial stability;

 .  relative market value; and

 .  price changes compared to the S&Ps MidCap 400 Index.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies' stocks typically are traded in a lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future. Because Class K shares do not have any performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y Shares, which are not offered in this prospectus. Class K shares are subject to a shareholder servicing fee of 0.25%. Please see the section entitled "Fees and Expenses". Performance for Class K shares, net of any shareholder servicing fee, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of the shareholder servicing fee, performance of Class K shares will be less than that of Class Y shares.



                                    [CHART]

MidCap Select Fund Class Y

Total Return
(per calendar year)



1999   31.62%

Year-to-date through September 30, 2000: 32.53%

Best Quarter:                               Q4 1999                    24.95%
Worst Quarter                               Q1 1999                   (7.77)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                      Since
                                    Inception
                             1 Year (6/24/98)
----------------------------------------------
Class Y                      31.62%  17.04%
S&P MidCap 400(R) Index/(1)/ 14.71%  12.97%

--------
(1)Standard & Poor's MidCap 400(R) Index is a capitalization-weighted index of that measures the performance of the mid-range sector of the U.S. stock market.

MULTI-SEASON GROWTH FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 5,500 companies over the past five years and investing in approximately 50 to 100 companies based on:

 . superior earnings growth;

 . financial stability;

 . relative market value; and

 . price changes compared to the S&P 500.

 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risk:

 .  Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bart chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.




                                    [CHART]

Multi-Season Growth Fund Class K

Total Return
(per calendar year)



1996   22.33%
1997   30.20%
1998   15.06%
1999   11.29%

Year-to-date through September 30, 2000: (1.65)%

Best Quarter:  Q4 1998   19.76%
Worst Quarter: Q3 1998 (14.19)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                               Since
                             Inception
                      1 Year (6/23/95)
--------------------- ------ ---------
Class K               11.29%  20.12%
S&P 500(R) Index/(1)/ 21.03%  26.91%

--------
(1)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index of U.S. stock market activity.

POWER PLUS FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues it goal by investing in equity securities of U.S. and non-U.S. companies considered by the portfolio managers of the Fund to significantly benefit from or derive revenue from non-regulated energy or power-related activities. The Fund will invest in small, medium and large capitalization companies.

Under normal market conditions, the Fund will invest at least 80% of its total assets in companies that are primarily engaged in non-regulated energy and power activities, which are companies for which at least 50% of its sales, earnings or assets arise from or are dedicated to non-regulated energy or power activities. Energy-related activities may involve:

 .  conventional sources of energy such as oil, natural gas and coal, and

 . renewable sources of energy such as geothermal, biomass, solar and wind power.

Power-related activities include:

 .  power generation from independent power producers and others, and

 .  power technology.

Power technology is broadly defined to encompass all aspects of generating, monitoring, conditioning (i.e., improving power quality) and delivering power such as fuel cells, microturbines, flywheel storage devices, superconductors and uninterruptible power supply products.

The Fund may invest, on a direct or indirect basis, up to 10% of its total assets in equity securities of privately-owned energy and power-related companies that plan to conduct an IPO within several years from the time the Fund makes its investment.

The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund.

The advisor selects companies on a "bottom up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The advisor evaluates companies, analyzing a number of factors, including the growth prospects of an energy or power-related company relative to the price of its stock and companies that are at the leading edge of new developments in the energy or power sectors.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Technology Risk. The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and completion. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the stock market.


 PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

REAL ESTATE EQUITY INVESTMENT FUND


 GOAL

The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry.

A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations.

The companies in which the Fund primarily invests include:

 . equity real estate investment trusts ("REITS") (only if they are traded on a securities exchange or NASDAQ);

 .  brokers, home builders and real estate developers;

 . companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies);

 .  manufacturers and distributors of building supplies;

 .  mortgage REITS; and

 .  financial institutions which issue or service mortgages.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will concentrate its investments in the real estate industry sector. Adverse economic, business or politcal developments affecting that industry sector could have a major effect on the value of the Fund's investments.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.



                                    [CHART]

Real Estate Equity Investment Fund
Class K

Total Return
(per calendar year)



1997    22.04%
1998   -17.17%
1999    -5.05%

Year-to-date through September 30, 2000: 18.76%

Best Quarter:  Q3 1997   14.66%
Worst Quarter: Q3 1999 (10.27)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                            Since
                           Inception
                  1 Year  (10/3/96)
-------------------------------------
Class K           (5.05)%   3.56%
NAREIT Index/(1)/ (4.62)%   2.91%

--------
(1)National Association of Real Estate Investment Trusts ("NAREIT") are equity real estate investment trusts which are defined as those which derive more than 75% of their income from equity investments in real estate assets. The NAREIT Equity Index includes all tax qualified real estate investment trusts listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market System.

SMALL-CAP VALUE FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies. Small capitalization companies means companies with market capitalizations within the range of the companies in the Russell 2000 Index. As of the date of this prospectus, such capitalizations do not exceed approximately $1.5 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in equity securities of companies that the advisor believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:

 .  a stable or improving earnings record;

 .  sound finances;

 .  above-average growth prospects;

 .  participation in a fast growing industry;

 .  strategic niche position in a specialized market; and

 .  adequate capitalization.

The Fund may also invest in equity securities of larger capitalization companies.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.



                                    [CHART]

Small-Cap Value Fund Class K

Total Return
(per calendar year)



1997    44.16%
1998    -6.63%
1999    -5.20%

Year-to-date through September 30, 2000: 10.85%

Best Quarter:                               Q3 1997                    22.23%
Worst Quarter:                              Q3 1998                  (19.97)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                         Since
                                                       Inception
                                               1 Year  (12/31/96)
              ----------------------------------------------------
              Class K                          (5.20)%    8.46%
              Russell 2000(R) Value Index/(1)/ (1.49)%    6.69%
              Russell 2000(R) Index/(1)/        21.26%   13.08%

--------
(1)The Russell 2000(R) Value Index is an unmanaged index which measures the performance of those Russell 2000(R) companies (the 2,000 smallest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. The Russell 2000(R) Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ. The Fund has changed its primary index from the Russell 2000(R) Index to the Russell 2000(R) Value Index which better represents the market in which the Fund invests.

SMALL COMPANY GROWTH FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor considers these factors, among others, in choosing companies:

 . above-average growth prospects;

 . participation in a fast-growing industry;

 . strategic niche position in a specialized market; and

 . adequate capitalization.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.



                                    [CHART]

Small Company Growth Fund Class K

Total Return
(per calendar year)



1993   13.14%
1994   -2.74%
1995   29.64%
1996   36.89%
1997   25.28%
1998   -7.51%
1999    2.06%

Year-to-date through September 30, 2000: 12.30%

Best Quarter:                               Q2 1997                    24.04%
Worst Quarter:                              Q3 1998                  (21.09)%
Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                 Since
                               Inception
                1 Year 5 Years (11/23/92)
------------------------------------------
Class K          2.06% 15.98%    13.18%
Russell 2000(R)
  Growth
  Index/(1)/    43.10% 18.98%    15.12%
Russell 2000(R)
  Index/(1)/    21.26% 16.69%    14.53%

--------
(1)The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of those Russell 2000(R) companies (the 2,000 smallest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth rates. The Russell 2000(R) Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ. The Fund has changed its primary market index from the Russell 2000(R) Index to the Russell 2000(R) Growth Index which better represents the market in which the Fund invests.

FRAMLINGTON EMERGING
MARKETS FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The companies may be identified from research reports, stock screens or personal knowledge of products and services.

A company will be considered to be in an emerging market country if:

 . the company is organized under the laws of, or has a principal office in, an emerging market country;

 .  the company's stock is traded primarily in an emerging market country;

 .  most of the company's assets are in an emerging market country; or

 . most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

The Fund may also invest in foreign securities of companies located in countries with mature markets.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Emerging Markets Risk. Investments by the Fund in foreign securities of issuers in emerging market countries are subject to emerging markets risk. Investing in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency conditions.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.



                                    [CHART]

Framlington Emerging Markets Fund
Class K

Total Return
(per calendar year)



1998   -27.48%
1999    85.88%

Year-to-date through September 30, 2000: (29.61)%

Best Quarter:  Q4 1999   42.97%
Worst Quarter: Q3 1998 (21.69)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                    Since
                                  Inception
                           1 Year (1/10/97)
--------------------------------------------
Class K                    85.88%  14.91%
MSCI Emerging Markets Free
  Index/(1)/               66.41%   0.96%
MSCI Emerging Markets
  Index/(1)/               68.82%   1.80%

--------
(1)The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged index used to measure common stock price movement of freely investable opportunities for foreign investors in emerging markets countries. The MSCI Emerging Markets Index is an unmanaged index used to measure common stock price movement in emerging markets countries. The Fund has changed its primary market index from the MSCI Emerging Markets Index to the MSCI Emerging Markets Free Index which better represents the market in which the Fund invests.

FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry.

Examples of companies in the financial services industry are:

 .  commercial, industrial and investment banks;

 .  savings and loan associations;

 .  brokerage companies;

 .  consumer and industrial finance companies;

 .  real estate and leasing companies;

 .  insurance companies; and

 .  holding companies for each of the above.

A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor evaluates companies, analyzing a number of factors, including the growth prospects of a financial services company relative to the price of its stock.

The sub-advisor allocates assets among countries based on:

 . its analysis of the trends in the financial services industry in particular regions;

 .  the relative valuation of financial services companies in different regions;
   and

 . its assessment of the prospects for a particular equity market and its currency.

Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

The Fund may also enter into forward currency exchange contracts.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Sector Risk. The Fund will invest primarily in companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Derivatives Risk. The Fund may suffer a loss from the Fund's use of forward currency exchange contracts and other forms of derivative instruments. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future. Because Class K shares do not have any performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class Y Shares, which are not offered in this prospectus. Class K shares are subject to a shareholder servicing fee of 0.25%. Please see the section entitled "Fees and Expenses". Performance for Class K shares, net of any shareholder servicing fee, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of the shareholder servicing fee, performance of Class K shares will be less than that of Class Y shares.


                                    [CHART]

  Framlington Global Financial Services
  Fund Class Y

  Total Return
  (per calendar year)



  1999    4.52%

Year-to-date through September 30, 2000: 12.80%

                         Best Quarter:  Q4 1999   7.35%
                         Worst Quarter: Q3 1999 (2.52)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                    Since
                                                  Inception
                                           1 Year (6/24/98)
                     ---------------------------------------
                     Class Y                4.52%   3.42%
                     MSCI World Index/(1)/ 25.34%  32.85%
                     MSCI World Finance
                      Index/(1)/            6.65%   3.37%

--------
(1)The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index used to measure common stock price movement in developed countries. The MSCI World Finance Index is an unmanaaged index which follows four sub-sectors (Insurance, Financial Services, Real Estate and Banking) of the MSCI World Index.

FRAMLINGTON HEALTHCARE FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States.

The Fund will invest in:

 .  pharmaceutical producers;

 .  biotechnology firms;

 .  medical device and instrument manufacturers;

 .  distributors of healthcare products;

 .  healthcare providers and managers; and

 .  other healthcare service companies.

Under normal market conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor evaluates companies, analyzing a number of factors, including the growth prospects of a healthcare company relative to the price of its stock and companies that are at the leading edge of new developments in the healthcare industry.

The Fund's investments may include foreign securities of companies located in countries with mature markets.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:


 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest primarily in companies which are principally engaged in the healthcare industry and companies providing services primarily within the healthcare industry. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.



                                    [CHART]

Framlington Healthcare Fund Class K

Total Return
(per calendar year)



1998    1.09%
1999   38.57%

Year-to-date through September 30, 2000: 112.59%

 Best Quarter:                               Q4 1999                    43.76%
 Worts Quarter:                              Q3 1998                  (17.19)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                        Since
                                                      Inception
                                              1 Year  (4/1/97)
                ------------------------------------------------
                Class K                        38.57%  21.84%
                MSCI World Index/(1)/          25.34%  23.44%
                S&P Healthcare Composite/(1)/ (8.25)%  22.02%

--------
(1)The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index used to measure common stock price movement in developed countries. The S&P Healthcare Composite is a capitalization-weighted index of all of the stocks in the S&P 500 that are involved in the business of healthcare-related products or services. The Fund has changed its index to which it is compared to better represent the market in which it invests. Previously, the Fund was compared to the S&P Healthcare Composite.

FRAMLINGTON INTERNATIONAL GROWTH FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries.

The sub-advisor will choose companies that demonstrate:

 .  above-average profitability;

 .  high quality management; and

 .  the ability to grow significantly in their countries.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor generally selects stocks of companies that the advisor believes can grow their earnings faster than the market.

The Fund may invest in companies located in countries with mature markets and in those with emerging markets.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Emerging Markets Risk. Investments by the Fund in foreign securities of issuers in emerging market countries are subject to emerging markets risk. Investing in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency conditions.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Framlington International Growth Fund
Class K

Total Return
(per calendar year)



1998   15.33%
1999   45.20%

Year-to-date through September 30, 2000: (11.56)%

Best Quarter:  Q4 1999   26.04%
Worst Quarter: Q3 1998 (17.53)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                   Since
                                 Inception
                         1  Year (1/10/97)
------------------------------------------
Class K                  45.20%   20.27%
MSCI EAFE Index/(1)/\\\\ 27.30%   29.02%

--------
(1)Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index used to measure common stock price movement in Europe, Australia, New Zealand and countries in the Far East.

 INCOME FUNDS


BOND FUND


 GOAL

The Fund's primary goal is to provide a high level of current income. Its secondary goal is capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities. These may include:

 . U.S. Government securities and repurchase agreements collateralized by such securities;

 .  obligations of state, local and foreign governments;

 .  obligations of domestic and foreign banks;

 .  obligations of domestic and foreign corporations;

 .  zero coupon bonds, debentures and convertible debentures;

 .  mortgage and other asset-backed securities; and

 .  stripped securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issuers. The advisor invests in all bond market sectors and actively trades the portfolio across issuers and sectors.

The Fund's dollar-weighted average maturity will generally range between six and fifteen years.

The Fund will generally purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.




                                    [CHART]

  Bond Fund Class K

  Total Return
  (per calendar year)



  1993   11.17%
  1994   -4.34%
  1995   17.47%
  1996    2.47%
  1997    8.58%
  1998    8.53%
  1999   -3.09%

Year-to-date through September 30, 2000: 6.58%

Best Quarter:  Q2 1995   5.70%
Worst Quarter: Q1 1994 (3.35)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                      Since
                                                    Inception
                                    1 Year  5 Years (11/23/92)
                 ----------------------------------------------
                 Class K            (3.09)%  6.57%    5.63%
                 Lehman Aggregate
                  Bond Index        (0.83)%  7.73%    6.58%
                 Lehman Gov't/
                  Credit Index/(1)/ (2.15)%  7.61%    6.60%
                 50% Lehman
                  Aggregate
                  Bond/50%
                  Lehman Credit
                  Index             (1.38)%  7.96%    6.85%

--------
(1)The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Lehman Brothers Government/Credit Index is a weighted composite of (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or an agency thereof, quasi-federal corporations, and corporae debt guaranteed by the U.S. Government and (ii) Lehman Brothers Credit Index (formerly Lehman Brothers Corporate Bond Index), which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. The Fund has changed its primary market index from the Lehman Brothers Government/Credit Index to the Lehman Brothers Aggregate Bond Index which better represents the market in which the Fund invests.


 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

INTERMEDIATE BOND FUND


 GOAL

The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities. These may include:

 . U.S. Government securities and repurchase agreements collateralized by such securities;

 .  obligations of state, local and foreign governments;

 .  obligations of domestic and foreign banks;

 .  obligations of domestic and foreign corporations;

 .  zero coupon bonds, debentures and convertible debentures;

 .  mortgage and other asset-backed securities; and

 .  stripped securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issues.

The Fund's dollar-weighted average maturity will generally range between three and eight years.

The Fund will generally purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Intermediate Bond Fund Class K

Total Return
(per calendar year)



1993    8.05%
1994   -3.31%
1995   13.76%
1996    2.88%
1997    6.94%
1998    6.96%
1999   -0.04%

Year-to-date through September 30, 2000: 5.89%

Best Quarter:  Q2 1995   4.50%
Worst Quarter: Q1 1994 (2.64)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                   Since
                                 Inception
                 1 Year  5 Years (11/20/92)
-------------------------------------------
Class K          (0.04)%  6.00%    4.92%
Lehman Int.
  Gov't/Credit
  Index/(1)/\\\\ (2.15)%  7.61%    5.73%

--------
(1)The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. Government with a maturity between one and ten years and (ii) Lehman Brothers Credit Index (formerly known as the Lehman Brothers Corporate Bond Index), which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collaterized mortgage obligations.

INTERNATIONAL BOND FUND


 GOAL

The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities of foreign issuers. These may include:

 . obligations issued by foreign governments, their agencies, instrumentalities or political subdivisions;

 . obligations issued or guaranteed by supranational organizations (such as the World Bank);

 .  obligations of foreign banks or bank holding companies; and

 .  obligations of foreign corporations.

The Fund will invest in the securities of issuers in at least three foreign countries.

The Fund's strategy focuses on analysis of bond yield relationships and specifically focuses on making allocation decisions based on yield relationships between countries, pricing inefficiencies in the marketplace and yield curve analysis.

The Fund will generally purchase fixed income securities rated investment grade or better and the portfolio's dollar-weighted average maturity will generally range between three and fifteen years.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

International Bond Fund Class K

Total Return
(per calendar year)



1998   17.36%
1999   -5.69%

Year-to-date through September 30, 2000: (7.49)%

Best Quarter:  Q3 1998   9.45%
Worst Quarter: Q1 1999 (4.84)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                 Since
                               Inception
                       1 Year  (3/25/97)
----------------------------------------
Class K                (5.69)%   4.14%
Salomon Bros. Non-U.S.
  World Gov't Bond
  Index/(1)/\\\\       (5.07)%   4.80%

--------
(1)The Salomon Brothers Non-U.S. World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, Dm 30 billion and Y2.5 trillion.

U.S. GOVERNMENT INCOME FUND


 GOAL

The Fund's goal is to provide high current income.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a broad range of U.S. Government securities and repurchase agreements relating to such securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and an analysis of such factors as interest rate relationships, the relative attractiveness of the government-related sectors of the market and the characteristics of individual issues.

The Fund's dollar-weighted average maturity generally will range between six and fifteen years.

The Fund may also invest in other fixed income securities that are rated Single A or better, or if unrated, are of comparable quality.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risk:

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

U.S. Government Income Fund Class K

Total Return
(per calendar year)



1995   17.20%
1996    2.88%
1997    8.72%
1998    7.24%
1999   -1.13%

Year-to-date through September 30, 2000: 6.45%

Best Quarter:  Q2 1995   5.91%
Worst Quarter: Q1 1996 (2.04)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                          Since
                                        Inception
                        1 Year  5 Years (7/5/94)
-------------------------------------------------
Class K                 (1.13)%  6.81%    6.16%
Lehman Gov't
  Bond Index/(1)/       (2.23)%  7.44%    6.63%
Lehman Gov't/
  Credit Index/(1)/\\\\ (2.15)%  7.61%    8.13%

--------
(1)The Lehman Brothers Government Bond Index is an unmanaged index which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government. The Lehman Brothers Government/Credit Index is a weighted composite of (i) Lehman Brothers Government Bond Index, and (ii) Lehman Brothers Credit Index (formerly known as the Lehman Brothers Corporate Bond Index), which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. The Fund has changed its primary index from the Lehman Brothers Government/Credit Index to the Lehman Brothers Government Bond Index which better represents the market in which the Fund invests.

 TAX-FREE FUNDS


MICHIGAN TAX-FREE BOND FUND
(Offered only in the State of Michigan.)


 GOAL

The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes and Michigan state income tax as is consistent with prudent investment management and preservation of capital.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 80% of the Fund's net assets in municipal obligations issued by the State of Michigan and its political subdivisions. The interest on these obligations is exempt from Federal income taxes and Michigan state income tax.

The Fund will invest primarily in Michigan municipal obligations that have remaining maturities of between three and thirty years. The Fund's dollar-weighted average maturity will generally range between ten and twenty years.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may also invest in other fixed income securities that are rated Single A or better or if unrated are of comparable quality.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

 . Municipal Securities Risk. The yields of municipal securities may move differently and adversely compared to yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

 . State-Specific Risk. Because the Fund invests primarily in a portfolio of Michigan municipal securities, the Fund is more susceptible to political, economic, regulatory or other factors affecting issuers of Michigan municipal securities than a fund that does not limit its investments to such issuers.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Michigan Tax-Free Fund Class K

Total Return
(per calendar year)



1995   16.64%
1996    3.03%
1997    9.60%
1998    5.54%
1999   -4.21%

Year-to-date through September 30, 2000: 7.13%

Best Quarter:  Q1 1995   6.78%
Worst Quarter: Q2 1999 (2.77)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                       Since
                                     Inception
                     1 Year  5 Years (1/3/94)
----------------------------------------------
Class K              (4.21)%  5.89%    3.46%
Lehman Muni
  Bond 20 Year
  Index/(1)/\\\\       4.67% 42.64%    6.27%
 1/3 Lehman Muni
  20 Year/  1/3
  Lehman Muni
  15 Year/  1/3
  Lehman Muni
  10 Year Index/(1)/ (2.81)%  7.40%    4.85%

--------
(1)The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 10-year Municipal Bond Index are performance benchmarks for the long-term investment grade tax-exempt bond market.

TAX-FREE BOND FUND


 GOAL

The Fund's goals are to provide a high level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in municipal obligations.

Under normal market conditions, at least 80% of the Fund's net assets will be invested in municipal obligations whose interest is exempt from regular Federal income tax. This fundamental policy may only be changed with shareholder approval.

In selecting securities for the Fund, the advisor places a premium on value and diversifies the Fund's portfolio holdings across maturities, industries and geographic locations.

The Fund invests primarily in intermediate-term and long-term municipal obligations that have remaining maturities of between three and thirty years. The Fund's dollar-weighted average maturity will generally range between ten and twenty years.

The Fund may also invest in other fixed income securities that are rated Single A or better or if unrated are of comparable quality.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Tax-Free Bond Fund Class K

Total Return
(per calendar year)



1995   15.89%
1996    2.13%
1997    9.84%
1998    5.22%
1999   -4.00%

Year-to-date through September 30, 2000: 6.51%

Best Quarter:                               Q2 1995                     6.14%
Worst Quarter:                              Q1 1999                   (2.89)%
Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                           Since
                                         Inception
                         1 Year  5 Years (7/5/94)
--------------------------------------------------
Class K                  (4.00)%  5.60%    5.02%
Lehman Muni
  Bond 20 Year
  Index/(1)/\\\\           4.67% 42.64%    7.90%
 1/3 Lehman Muni
  20 Year/  1/3
  Lehman Muni
  15 Year/  1/3
  Lehman Muni
  10 Year Index/(1)/\\\\ (2.81)%  7.40%    6.17%

--------
(1)The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 10-year Municipal Bond Index are performance benchmarks for the long-term investment grade tax-exempt bond market.

TAX-FREE SHORT-INTERMEDIATE BOND FUND


 GOAL

The Fund's goals are to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in municipal obligations.

Under normal market conditions, at least 80% of the Fund's net assets will be invested in municipal obligations whose interest is exempt from regular Federal income tax.

The Fund generally buys obligations with remaining maturities of five years or less. The Fund's dollar-weighted average maturity will generally range between two and five years.

The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may also invest in other fixed income securities that are rated Single A or better or if unrated are of comparable quality.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Tax-Free Short-Intermediate Bond Fund
Class K

Total Return
(per caledar year)



1990    7.40%
1991    9.76%
1992    6.80%
1993    7.05%
1994   -2.68%
1995   11.33%
1996    3.02%
1997    5.61%
1998    4.69%
1999   -0.10%

Year-to-date through September 30, 2000: 3.76%

Best Quarter:  Q1 1995   4.61%
Worst Quarter: Q1 1994 (3.25)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                          Since
                                                        Inception
                         1 Year  5 Years 10 Years       (2/9/87)
         -------------------------------------------------------------
         Class K         (0.10)%  4.84%     5.21%          5.13%
         Lehman Mutual
          Fund Int.
          Short Muni
          Index/(1)/\\\\   0.87%  6.31%    N/A/(2)/\\\\   N/A/(2)/\\\\

--------
(1)The Lehman Brothers Mutual Fund Intermediate Short Muni Index is an unmanaged index that covers multiple sectors of the municipal bond universe with maturities between one and 10 years.
(2)The index did not exist at that time.

 MONEY MARKET FUNDS


CASH INVESTMENT FUND


 GOAL

The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing in a broad range of U.S.
dollar-denominated money market instruments.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.


 PRINCIPAL RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Cash Investment Fund Class K

Total Return
(per calendar year)



1993    2.71%
1994    3.64%
1995    5.41%
1996    4.84%
1997    5.02%
1998    5.03%
1999    4.67%

Year-to-date through September 30, 2000: 4.30%

Best Quarter:  Q2 1995 1.35%
Worst Quarter: Q1 1994 0.65%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                         Since
                       Inception
        1 Year 5 Years (11/23/92)
---------------------------------
Class K 4.67%   5.00%    4.45%

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield.

TAX-FREE MONEY MARKET FUND


 GOAL

The Fund's goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing substantially all of its assets in short-term, U.S. dollar-denominated municipal obligations, the interest on which is exempt from regular Federal income tax.

Under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.


 PRINCIPAL RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

Tax-Free Money Market Fund Class K

Total Return
(per calendar year)



1993    2.07%
1994    2.21%
1995    3.22%
1996    2.85%
1997    2.98%
1998    2.83%
1999    2.62%

Year-to-date through September 30, 2000: 2.53%

Best Quarter:  Q2 1995 0.85%
Worst Quarter: Q1 1994 0.41%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                         Since
                       Inception
        1 Year 5 Years (11/23/92)
---------------------------------
Class K 2.62%   2.90%    2.68%

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield.

U.S. TREASURY MONEY MARKET FUND


 GOAL

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing its assets solely in short-term bonds, bills and notes, issued by the U.S. Treasury (including "stripped" securities) and in repurchase agreements relating to such obligations.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.


 PRINCIPAL RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following investment risk:

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

U.S. Treasury Money Market Fund Class K

Total Return
(per calendar year)



1993    2.60%
1994    3.41%
1995    5.18%
1996    4.71%
1997    4.82%
1998    4.70%
1999    4.25%

Year-to-date through September 30, 2000: 3.96%

Best Quarter:  Q2 1995 1.32%
Worst Quarter: Q1 1994 0.62%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                         Since
                       Inception
        1 Year 5 Years (11/25/92)
---------------------------------
Class K 4.25%   4.74%    4.22%

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield.

   Examples
---------------
1 Year.. $  129
3 Years. $  402
5 Years. $  695
10 Years $1,530

                                 1 Year. $  205
                                 3 Years $  633

                                 1 Year. $  154
                                 3 Years $  477

                                1 Year.. $  126
                                3 Years. $  393
                                5 Years. $  679
                                10 Years $1,496

   Annual Fund Operating Expenses
        as a % of net assets
------------------------------------ -----
Balanced Fund
Management Fees.....................  .65%
Other Expenses
   Shareholder Servicing Fees.......  .25%
   Other Operating Expenses.........  .36%
                                     -----
   Total Other Expenses.............  .61%
                                     -----
Total Annual Fund Operating Expenses 1.26%
                                     =====
Bio(Tech)/2/ Fund
Management Fees..................... 1.25%
Other Expenses
   Shareholder Servicing Fees.......  .25%
   Other Operating Expenses(1)......  .50%
                                     -----
   Total Other Expenses.............  .75%
                                     -----
Total Annual Fund Operating Expenses 2.00%
                                     =====
Digital Economy Fund
Management Fees.....................  .75%
Other Expenses
   Shareholder Servicing Fees.......  .25%
   Other Operating Expenses.........  .50%
                                     -----
   Total Other Expenses(1)..........  .75%
                                     -----
Total Annual Fund Operating Expenses 1.50%
                                     =====
Focus Growth Fund
Management Fees.....................   .75%
Other Expenses
   Shareholder Servicing Fees.......   .25%
   Other Operating Expenses.........   .41%
                                     -----
   Total Other Expenses.............   .66%
                                     -----
Total Annual Fund Operating Expenses  1.41%
                                     =====


 FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold Class K shares the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) And Examples
The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Annual Fund Operating Expenses
     as a % of net assets
------------------------------

                 Future Technology Fund
                 Management Fees........................ 1.00%
                 Other Expenses
                    Shareholder Servicing Fees..........  .25%
                    Other Operating Expenses(4).........  .59%
                                                         -----
                    Total Other Expenses................  .84%
                                                         -----
                 Total Annual Fund Operating Expenses(4) 1.84%
                                                         =====

                   Index 500 Fund
                   Management Fees..................... .10%
                   Other Expenses
                      Shareholder Servicing Fees....... .25%
                      Other Operating Expenses......... .26%
                                                        ----
                      Total Other Expenses............. .51%
                                                        ----
                   Total Annual Fund Operating Expenses .61%
                                                        ====

                   International Equity Fund
                   Management Fees.....................  .75%
                   Other Expenses
                      Shareholder Servicing Fees.......  .25%
                      Other Operating Expenses.........  .30%
                                                        -----
                      Total Other Expenses.............  .55%
                                                        -----
                   Total Annual Fund Operating Expenses 1.30%
                                                        =====

                   International NetNet Fund
                   Management Fees..................... 1.25%
                   Other Expenses
                      Shareholder Servicing Fees.......  .25%
                      Other Operating Expenses.........  .58%
                                                        -----
                      Total Other Expenses.............  .83%
                                                        -----
                   Total Annual Fund Operating Expenses 2.08%
                                                        =====

                   Large-Cap Value Fund
                   Management Fees.....................  .75%
                   Other Expenses
                      Shareholder Servicing Fees.......  .25%
                      Other Operating Expenses.........  .23%
                                                        -----
                      Total Other Expenses.............  .48%
                                                        -----
                   Total Annual Fund Operating Expenses 1.23%
                                                        =====

                   Micro-Cap Equity Fund
                   Management Fees..................... 1.00%
                   Other Expenses
                      Shareholder Servicing Fees.......  .25%
                      Other Operating Expenses.........  .43%
                                                        -----
                      Total Other Expenses.............  .68%
                                                        -----
                   Total Annual Fund Operating Expenses 1.68%
                                                        =====

                 MidCap Select Fund
                 Management Fees........................  .75%
                 Other Expenses
                    Shareholder Servicing Fees..........  .25%
                    Other Operating Expenses(2).........  .48%
                                                         -----
                    Total Other Expenses................  .73%
                                                         -----
                 Total Annual Fund Operating Expenses(2) 1.48%
                                                         =====

   Examples
---------------
1 Year.. $  145
3 Years. $  449
5 Years. $  776
10 Years $1,700

                                1 Year.. $  189
                                3 Years. $  584
                                5 Years. $1,004
                                10 Years $2,173

                                1 Year.. $   63
                                3 Years. $  196
                                5 Years. $  341
                                10 Years $  764

                                1 Year.. $  133
                                3 Years. $  415
                                5 Years. $  717
                                10 Years $1,575

                                1 Year.. $  213
                                3 Years. $  658
                                5 Years. $1,129
                                10 Years $2,410

                                1 Year.. $  172
                                3 Years. $  534
                                5 Years. $  919
                                10 Years $2,000

                                1 Year.. $  152
                                3 Years. $  471
                                5 Years. $  813
                                10 Years $1,778

                        Annual Fund Operating Expenses
                             as a % of net assets
                 ---------------------------------------------
                 Multi Season Growth Fund
                 Management Fees(3).....................  .92%
                 Other Expenses
                    Shareholder Servicing Fees..........  .25%
                    Other Operating Expenses............  .25%
                                                         -----
                    Total Other Expenses................  .50%
                                                         -----
                 Total Annual Fund Operating Expenses(3) 1.42%
                                                         =====

                   Power Plus Fund
                   Management Fees.....................  .75%
                   Other Expenses
                      Shareholder Servicing Fees.......  .25%
                      Other Operating Expenses(1)......  .50%
                                                        -----
                      Total Other Expenses.............  .75%
                                                        -----
                   Total Annual Fund Operating Expenses 1.50%
                                                        =====

                   Real Estate Equity Investment Fund
                   Management Fees.....................  .74%
                   Other Expenses
                      Shareholder Servicing Fees.......  .25%
                      Other Operating Expenses.........  .34%
                                                        -----
                      Total Other Expenses.............  .59%
                                                        -----
                   Total Annual Fund Operating Expenses 1.33%
                                                        =====

                   Small-Cap Value Fund
                   Management Fees.....................  .75%
                   Other Expenses
                      Shareholder Servicing Fees.......  .25%
                      Other Operating Expenses.........  .31%
                                                        -----
                      Total Other Expenses.............  .56%
                                                        -----
                   Total Annual Fund Operating Expenses 1.31%
                                                        =====

                   Small Company Growth Fund
                   Management Fees.....................  .75%
                   Other Expenses
                      Shareholder Servicing Fees.......  .25%
                      Other Operating Expense..........  .26%
                                                        -----
                      Total Other Expenses.............  .51%
                                                        -----
                   Total Annual Fund Operating Expenses 1.26%
                                                        =====

                 Framlington Emerging Markets Fund
                 Management Fees........................ 1.25%
                 Other Expenses
                    Shareholder Servicing Fees..........  .25%
                    Other Operating Expenses(2).........  .64%
                                                         -----
                    Total Other Expenses................  .89%
                                                         -----
                 Total Annual Fund Operating Expenses(2) 2.14%
                                                         =====

                Framlington Global Financial Services Fund
                Management Fees...........................  .75%
                Other Expenses
                   Shareholder Servicing Fees.............  .25%
                   Other Operating Expenses(2)............ 1.31%
                                                           -----
                   Total Other Expenses(2)................ 1.56%
                                                           -----
                Total Annual Fund Operating Expenses...... 2.31%
                                                           =====

                                   Examples
                                ---------------
                                1 Year.. $  145
                                3 Years. $  449
                                5 Years. $  776
                                10 Years $1,700

                                 1 Year. $  154
                                 3 Years $  477

                                1 Year.. $  136
                                3 Years. $  424
                                5 Years. $  733
                                10 Years $1,609

                                1 Year.. $  134
                                3 Years. $  418
                                5 Years. $  722
                                10 Years $1,587

                                1 Year.. $  129
                                3 Years. $  402
                                5 Years. $  695
                                10 Years $1,530

                                1 Year.. $  219
                                3 Years. $  677
                                5 Years. $1,160
                                10 Years $2,492

                                1 Year.. $  237
                                3 Years. $  729
                                5 Years. $1,248
                                10 Years $2,669

                        Annual Fund Operating Expenses
                             as a % of net assets
                 ---------------------------------------------
                 Framlington Healthcare Fund
                 Management Fees........................ 1.00%
                 Other Expenses
                    Shareholder Servicing Fees..........  .25%
                    Other Operating Expenses(2).........  .38%
                                                         -----
                    Total Other Expenses................  .63%
                                                         -----
                 Total Annual Fund Operating Expenses(2) 1.63%
                                                         =====

                 Framlington International Growth Fund
                 Management Fees........................ 1.00%
                 Other Expenses
                    Shareholder Servicing Fees..........  .25%
                    Other Operating Expenses(2).........  .46%
                                                         -----
                    Total Other Expenses................  .71%
                                                         -----
                 Total Annual Fund Operating Expenses(2) 1.71%
                                                         =====

                   Bond Fund
                   Management Fees..................... .50%
                   Other Expenses
                      Shareholder Servicing Fees....... .25%
                      Other Operating Expenses......... .24%
                                                        ----
                      Total Other Expenses............. .49%
                                                        ----
                   Total Annual Fund Operating Expenses .99%
                                                        ====

                   Intermediate Bond Fund
                   Management Fees..................... .50%
                   Other Expenses
                      Shareholder Servicing Fees....... .25%
                      Other Operating Expenses......... .21%
                                                        ----
                      Total Other Expenses............. .46%
                                                        ----
                   Total Annual Fund Operating Expenses .96%
                                                        ====

                   International Bond Fund
                   Management Fees.....................  .50%
                   Other Expenses
                      Shareholder Servicing Fees.......  .25%
                      Other Operating Expenses.........  .41%
                                                        -----
                      Total Other Expenses.............  .66%
                                                        -----
                   Total Annual Fund Operating Expenses 1.16%
                                                        =====

                   U.S. Government Income Fund
                   Management Fees..................... .50%
                   Other Expenses
                      Shareholder Servicing Fees....... .25%
                      Other Operating Expenses......... .22%
                                                        ----
                      Total Other Expenses............. .47%
                                                        ----
                   Total Annual Fund Operating Expenses .97%
                                                        ====

                   Michigan Tax-Free Bond Fund
                   Management Fees.....................  .50%
                   Other Expenses
                      Shareholder Servicing Fees.......  .25%
                      Other Operating Expenses.........  .28%
                                                        -----
                      Total Other Expenses.............  .53%
                                                        -----
                   Total Annual Fund Operating Expenses 1.03%
                                                        =====

                                   Examples
                                ---------------
                                1 Year.. $  167
                                3 Years. $  518
                                5 Years. $  893
                                10 Years $1,945

                                1 Year.. $  175
                                3 Years. $  543
                                5 Years. $  935
                                10 Years $2,032

                                1 Year.. $  101
                                3 Years. $  317
                                5 Years. $  549
                                10 Years $1,217

                                1 Year.. $   98
                                3 Years. $  307
                                5 Years. $  533
                                10 Years $1,182

                                1 Year.. $  119
                                3 Years. $  370
                                5 Years. $  642
                                10 Years $1,415

                                1 Year.. $   99
                                3 Years. $  310
                                5 Years. $  539
                                10 Years $1,194

                                1 Year.. $  106
                                3 Years. $  329
                                5 Years. $  571
                                10 Years $1,264

                         Annual Fund Operating Expenses
                              as a % of net assets
                   ------------------------------------------
                   Tax-Free Bond Fund
                   Management Fees.....................  .50%
                   Other Expenses
                      Shareholder Servicing Fees.......  .25%
                      Other Operating Expenses.........  .25%
                                                        -----
                      Total Other Expenses.............  .50%
                                                        -----
                   Total Annual Fund Operating Expenses 1.00%
                                                        =====

                   Tax-Free Short-Intermediate Bond Fund
                   Management Fees...................... .50%
                   Other Expenses
                      Shareholder Servicing Fees........ .25%
                      Other Operating Expenses.......... .22%
                                                         ----
                      Total Other Expenses.............. .47%
                                                         ----
                   Total Annual Fund Operating Expenses. .97%
                                                         ====

                   Cash Investment Fund
                   Management Fees..................... .35%
                   Other Expenses
                      Shareholder Servicing Fees....... .15%
                      Other Operating Expenses......... .20%
                                                        ----
                      Total Other Expenses............. .35%
                                                        ----
                   Total Annual Fund Operating Expenses .70%
                                                        ====

                   Tax-Free Money Market Fund
                   Management Fees..................... .35%
                   Other Expenses
                      Shareholder Servicing Fees....... .15%
                      Other Operating Expenses......... .21%
                                                        ----
                      Total Other Expenses............. .36%
                                                        ----
                   Total Annual Fund Operating Expenses .71%
                                                        ====

                   U.S. Treasury Money Market Fund
                   Management Fees..................... .35%
                   Other Expenses
                      Shareholder Servicing Fees....... .15%
                      Other Operating Expenses......... .26%
                                                        ----
                      Total Other Expenses............. .41%
                                                        ----
                   Total Annual Fund Operating Expenses .76%
                                                        ====

                                   Examples
                                ---------------
                                1 Year.. $  103
                                3 Years. $  320
                                5 Years. $  555
                                10 Years $1,229

                                1 Year.. $   99
                                3 Years. $  310
                                5 Years. $  539
                                10 Years $1,194

                                1 Year.. $   72
                                3 Years. $  225
                                5 Years. $  391
                                10 Years $  873

                                1 Year.. $   73
                                3 Years. $  228
                                5 Years. $  396
                                10 Years $  885

                                1 Year.. $   78
                                3 Years. $  244
                                5 Years. $  424
                                10 Years $  945

--------
(1)Other expenses are estimated for the current fiscal year.
(2)The advisor has voluntarily agreed to reimburse the MidCap Select Fund, the Framlington Emerging Markets Fund, the Framlington Global Financial Services Fund, the Framlington Healthcare Fund and the Framlington International Growth Fund for certain operating expenses. As a result of the expense reimbursements, other operating expenses and total annual fund operating expenses for the current fiscal year are expected to be: .43% and 1.43%, respectively, for the MidCap Select Fund 1.98%, respectively, for the Framlington Emerging Markets Fund, .50% and 1.50%, respectively, for the Framlington Global Financial Services Fund, .36% and 1.61%, respectively, for the Framlington Healthcare Fund and .44% and 1.69%, respectively, for the Framlington International Growth Fund. The advisor may eliminate all or part of the expense reimbursements at any time.
(3)The advisor has voluntarily agreed to waive a portion of its management fees for the Multi-Season Growth Fund for the current fiscal year. The advisor may eliminate all or part of the fee waiver at any time. As a result of the fee waiver, actual management fees and total annual fund operating expenses for the Multi-Season Growth Fund are expected to be .75% and 1.24%, respectively.
(4)The expenses have been restated for the current fiscal year to reflect an increase in general operating expenses for the Future Technology Fund.

MORE ABOUT THE FUNDS

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This section further describes the Funds' principal investment strategies and risks that are summarized above in the Risk/Return Summary. The Funds may also invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. The Glossary below explains certain terms used throughout this prospectus.


 GLOSSARY

TYPES OF FUNDS


Equity Funds are the Balanced Fund, Bio(Tech)/2/ Fund, Digital Economy Fund, Focus Growth Fund, Future Technology Fund, Index 500 Fund, International Equity Fund, International NetNet Fund, Large-Cap Value Fund, Micro-Cap Equity Fund, MidCap Select Fund, Multi-Season Growth Fund, Power Plus Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington HealthCare Fund and Framlington International Growth Fund.


Income Funds are the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund.

Tax-Free Funds are the Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund.

Money Market Funds are the Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund.

TYPES OF SECURITIES

American Depositary Receipts (ADRs) are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets.

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Municipal obligations are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities. They may be payable from the issuer's general revenue, the revenue of a specific project, current revenues or a reserve fund.

RATING AGENCIES AND INDICES

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

S&P 500(R) is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of U.S. stock market activity.


 PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Foreign Securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

   Investment Strategy. Bio(Tech)/2/ Fund, International Equity Fund, International NetNet Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund and International Bond Fund will invest all or a substantial portion of their total assets in foreign securities.

   Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

   Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

   Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

   Additional Risks. Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

   A further risk of investing in foreign securities is the risk that a Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Investment Grade Credit Ratings. A security is considered investment grade if, at the time of purchase, it is rated:

 .  BBB or higher by S&P;

 .  Baa or higher by Moody's;

 .  BBB or higher by Duff & Phelps; or

 .  BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

   Investment Strategy. Fixed income and convertible securities purchased by the Funds will generally be rated at least investment grade, except that the Funds may also invest in unrated securities if the advisor or sub-advisor believes they are comparable in quality.

   Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The advisor or sub-advisor will consider such an event in determining whether the Fund should continue to hold the security.

Credit Quality of the Tax-Free Funds. The Tax-Free Funds will invest in long-term instruments only if they are rated "A" or better by Moody's or S&P or, if unrated, are of comparable quality. These Funds will invest in short-term instruments only if they (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii) if unrated, are of comparable quality.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition. The Fund may be riskier than a fund investing in as broader range of industries.

Investments in the Healthcare Sector by Framlington Healthcare Fund. The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in the Real Estate Sector by Real Estate Equity Investment Fund. The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one segment of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

Investments by the International NetNet Fund. The International NetNet Fund will invest primarily in foreign companies engaged in the Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Investments in the Technology Sector by Future Technology Fund. The Future Technology Fund will invest most of its assets in the technology industry, which is particularly affected by rapidly changing technology product cycles, government regulation and competition. Technology stocks especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Investments in the Energy and Power Sectors by the Power Plus Fund. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Short-Term Trading. The historical portfolio turnover rates for the Funds are shown in the Financial Highlights.

   Investment Strategy. Some Funds may engage in short-term trading of portfolio securities, including, in the case of the Equity Funds, initial public offerings, which may result in increasing the Funds' turnover rate.

   Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from a Fund's performance.

Defensive Investing. Defensive investing occurs when a Fund invests all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

Investment Strategy. Each Fund (except the Index 500 Fund) may employ defensive investment techniques and investments on a temporary basis.

   Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations The Index 500 Fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.


 OTHER INVESTMENT STRATEGIES AND RISKS

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contract and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

   Investment Strategy. All Income Funds, Balanced Fund, Framlington Global Financial Services Fund, and Cash Investment Fund may invest a portion of its assets in Asset-Backed Securities.

   Special Risks. In addition to credit and stock market risk, asset-backed securities involve repayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing and Reverse Repurchase Agreements. Money may be borrowed from banks and reverse repurchase agreements may be entered into with banks and other financial institutions for emergency purposes and redemptions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

   Investment Strategy. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

   Special Risks. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Derivatives. "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency contracts.

A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

   Investment Strategy. All Funds (except the U.S. Treasury Money Market Fund) may use derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Funds will not use derivatives for speculative purposes.

   A Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

   Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no Fund is required to hedge its foreign currency positions.

   The Equity Funds, the Income Funds, Tax-Free Bond Fund and Michigan Tax-Free Bond Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

   Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;
   (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Guaranteed Investment Contracts. Guaranteed investment contracts are agreements by a Fund to make payments to an insurance company's general account in exchange for a minimum level of interest based on an index.

   Investment Strategy. The Income Funds, Cash Investment Fund and Money Market Fund may invest in guaranteed investment contracts.

   Special Risks. Guaranteed investment contracts are considered illiquid investments and are acquired subject to a Fund's limitation on illiquid investments.

Municipal Obligations. Municipal obligations may include: (i) general obligation bonds issued for various public purposes and supported by the municipal issuer's credit and taxing power; and (ii) revenue bonds whose principal and interest is payable only from the revenues of a particular project or facility.

   Investment Strategy. The Tax-Free Funds and Tax-Free Money Market Fund will normally invest at least 80% of their net assets in municipal obligations.

   Special Risks. Industrial revenue bonds depend on the credit standing of a private issuer and may be subject to the federal alternative minimum tax
   (AMT). Although Tax-Free Money Market Fund may invest more than 25% of its net assets in municipal revenue obligations, it does not intend to do so on a regular basis. If it does, it will be riskier than a fund which does not concentrate to such an extent on similar projects.

Securities Lending. Qualified institutions may borrow portolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

   Investment Strategy. Each Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of a Fund's total assets (including the loan collateral).

   Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

   Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect a Fund's total returns.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund.

   Investment Strategy. Each Fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests. The Tax-Free Funds and Tax-Free Money Market Fund may hold uninvested cash if, in the advisor's opinion, suitable tax-exempt securities are not available. Each Tax-Free Fund may also invest a portion of its assets in short-term money market instruments, the income from which is subject to Federal income tax.

   Special Risks. A Fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

   Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when a Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

   Special Risks. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.


 DISCLAIMERS

The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P Index or any data included therein.

YOUR INVESTMENT

--------------------------------------------------------------------------------

This section describes how to do business with the Funds.


 HOW TO REACH THE FUNDS

By telephone:  1-800-438-5789
           Call for shareholder services.

By mail:
           The Munder Funds
           c/o PFPC Global Fund Services
           P.O. Box 9701
           Providence, RI 02940

By overnight
delivery:
           The Munder Funds
           c/o PFPC Global Fund Services
           4400 Computer Drive
           Westborough, MA 01581


 PURCHASING SHARES

Who May Purchase Shares
Customers (and their immediate family members) of banks and other institutions that have entered into agreements with us to provide shareholder services for customers may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Funds' other classes of shares.

Purchase Price of Shares
Class K shares of the Funds are sold at the net asset value (NAV) next determined after a purchase order is received in proper form.

Policies for Purchasing Shares
 . All share purchases are effected through a customer's account at a financial institution. Confirmations of share purchases will be sent to the financial institution involved.

 . Financial institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their customers, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers.

 . Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Method for Purchasing Shares
You may purchase shares through selected banks or other financial institutions.


 REDEEMING SHARES

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for a Fund (other than a Money Market Fund) before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day. If we receive a redemption order for a Money Market Fund before 12:00 noon (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If an order for a Money Market Fund is received between 12:00 noon and 4:00 p.m. (Eastern time), payment is normally wired the next business day.

Methods for Redeeming Shares
 . You may redeem shares of all Funds through your bank or other financial institution.

 . You may redeem a portion of your shares of the Income Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds through the free checkwriting privilege.


 ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS

 . We consider purchase or redemption orders to be in "proper form" when all required documents are properly completed, signed and received.

 .  If your purchase order and payment for the Cash Investment Fund and U.S.
   Treasury Money Market Fund is received in proper form after 2:45 p.m. (Eastern time), you will receive dividends for that day. If your redemption order is received before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

  If your purchase order and payment for the Tax-Free Money Market Fund is received in proper form after 12:00 p.m. (Eastern time), you will receive dividends for that day. If your redemption order is received before 12:00 p.m. (Eastern time), you will not receive dividends for that day.

 .  The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

 .  To limit the Funds' expenses, we no longer issue share certificates.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 .  A Fund may temporarily stop redeeming shares if:

      the NYSE is closed;

      trading on the NYSE is restricted;

      an emergency exists and theFund cannot sell its assets or accurately determine the value of its assets;

      the SEC orders the Fund to suspend redemptions.

 . If accepted by a Fund, investors may purchase shares of the Fund (other than the Real Estate Equity Investment Fund) with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.


 SHAREHOLDER PRIVILEGES

Free Checkwriting. Free checkwriting is available to holders of Class K shares of the Income Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds who complete a checkwriting authorization form and return it to the Funds' transfer agent. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.


 SERVICE AGENTS

Class K shares of the Funds are sold through institutions that have entered into shareholder servicing agreements with the Funds. These agreements are permitted under the Funds' Shareholder Servicing Plan. Under the agreements, the institutions provide shareholder services to their customers who are record or beneficial owners of Class K shares. In return for providing these services, the institutions are entitled to receive a fee from each Fund at an annual rate of up to 0.25% of the average daily net asset value of the Class K shares owned by their customers. Class K shares bear all fees paid to institutions under the Shareholder Servicing Plan. Payments are not tied exclusively to the shareholder expenses actually incurred by the institutions and may exceed service expenses actually incurred.
Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

In addition, the advisor may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

PRICING OF FUND SHARES

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Each Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open. NAV is the value of a single share of a Fund. NAV for Class K shares is calculated by (1) taking the current value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

The NAV of each Fund (other than the Money Market Funds) is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Boards of Directors/Trustees of the Funds.

In determining each Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Boards of Directors/Trustees.

Foreign securities may trade in their primary markets on weekends or other days when a Fund does not price its shares. Therefore, the value of a Fund's portfolio may change on days when shareholders will not be able to buy or sell their shares.

DISTRIBUTIONS

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As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. The Funds pass substantially all of its earnings along to its shareholders as distributions. When the Funds earn dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.


BALANCED FUND, LARGE-CAP VALUE FUND, SMALL COMPANY GROWTH FUND, INDEX 500 FUND AND INTERNATIONAL BOND FUND


These Funds pay dividends, if any, quarterly.

BIO(TECH)/2/ FUND, DIGITAL ECONOMY FUND, FOCUS GROWTH FUND, FUTURE TECHNOLOGY FUND, FRAMLINGTON EMERGING MARKETS FUND, FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND, FRAMLINGTON HEALTHCARE FUND, FRAMLINGTON INTERNATIONAL GROWTH FUND, INTERNATIONAL EQUITY FUND, INTERNATIONAL NETNET FUND, MICRO-CAP EQUITY FUND, MIDCAP SELECT FUND, MULTI-SEASON GROWTH FUND, POWER PLUS FUND AND SMALL-CAP VALUE FUND/ /

These Funds pay dividends, if any, at least annually.

BOND FUND, INTERMEDIATE BOND FUND, U.S. GOVERNMENT INCOME FUND, MICHIGAN TAX-FREE BOND FUND, TAX-FREE BOND FUND, TAX-FREE SHORT-INTERMEDIATE BOND FUND AND REAL ESTATE EQUITY INVESTMENT FUND

These Funds pay dividends, if any, monthly.

CASH INVESTMENT FUND, TAX-FREE MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND

Dividend distributions are declared daily and paid monthly.

ALL FUNDS

All Funds distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale of the shares.

Each Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

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Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.


 TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. The Tax-Free Funds and Tax-Free Money Market Fund expect that a portion of their dividend distributions will be exempt from federal income tax. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

 TAXES ON SALES

If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.


 OTHER CONSIDERATIONS

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT

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 INVESTMENT ADVISORS AND SUB-ADVISOR

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund other than Index 500 Fund and International Equity Fund. World Asset Management ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of the Index 500 Fund and the International Equity Fund. World is a wholly-owned subsidiary of MCM. As of December 31, 2000, MCM and its affiliates had approximately $47.8 billion in assets under management, of which $27.2 billion were invested in equity securities, $6.5 billion were invested in money market or other short-term instruments, $5.4 billion were invested in other fixed income securities, $1.9 billion were invested in balanced investments and $6.8 billion were invested in non-discretionary assets. As of June 30, 2000, World had approximately $22.0 billion in assets under management, of which $17.2 billion were invested in domestic equity securities, $42 billion were invested in international equity securities and $600 million were invested in other fixed income securities.

Framlington Overseas Investment Management Limited ("Framlington"), an affiliate of MCM, is the sub-advisor of the Framlington Funds, the Bio(Tech)/2/ Fund and International NetNet Fund.

The advisors provide overall investment management for their respective Funds. Except for the Framlington Funds, the Bio(Tech)/2/ Fund and International NetNet Fund they also provide all research and credit analysis and are responsible for all purchases and sales of portfolio securities.

Framlington provides research and credit analysis for each of the Framlington Funds and is responsible for making all purchases and sales of portfolio securities for each of the Framlington Funds other than the Framlington Global Financial Services Fund. MCM and Framlington each manage a portion of the assets of the Framlington Global Financial Services Fund.

Framlington provides foreign research and credit analysis for the Framlington Global Financial Services Fund and the International NetNet Fund and is responsible for making all purchases and sales of foreign portfolio securities. Framlington is responsible for the allocation of the Framlington Global Financial Services Fund's assets among countries. To the extent the Funds invest in domestic securities, MCM provides research and credit analysis and is responsible for making all purchases and sales of domestic portfolio securities.

MCM and Framlington provide research and credit analysis and are responsible for purchases and sales of portfolio securities for the Bio(Tech)/2/ Fund.

During the fiscal year ended June 30, 2000, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:


Balanced Fund............................. 0.65%
Focus Growth Fund......................... 0.75%
Future Technology Fund.................... 1.00%
Index 500 Fund............................ 0.10%
International Equity Fund................. 0.75%
International NetNet Fund................. 1.25%
Large-Cap Value Fund...................... 0.75%
Micro-Cap Equity Fund..................... 1.00%
MidCap Select Fund........................ 0.75%
Multi-Season Growth Fund.................. 0.75%
Real Estate Equity Investment Fund........ 0.74%
Small-Cap Value Fund...................... 0.75%
Small Company Growth Fund................. 0.75%
Framlington Emerging Markets Fund......... 1.25%
Framlington Global Financial Services Fund 0.75%
Framlington Healthcare Fund............... 1.00%
Framlington International Growth Fund..... 1.00%
Bond Fund................................. 0.50%
Intermediate Bond Fund.................... 0.50%
International Bond Fund................... 0.50%
U.S. Government Income Fund............... 0.50%
Michigan Tax-Free Bond Fund............... 0.50%
Tax-Free Bond Fund........................ 0.50%
Tax-Free Short-Intermediate Bond Fund..... 0.50%
Cash Investment Fund...................... 0.35%
Tax-Free Money Market Fund................ 0.35%
U.S. Treasury Money Market Fund........... 0.35%


Because MCM voluntarily agreed to waive a portion of its fees for the Multi-Season Growth Fund, the payments shown above for the Fund was less than the contractual advisory fees of 1.00% of the first

$500 million of the Multi-Season Growth Fund's average daily net assets and .75% of the Fund's average daily net assets over $500 million.

MCM is entitled to a fee equal to: 1.25% annually of the average daily net assets of the Bio(Tech)/2/ Fund and .75% annually of the average daily net assets of each of the Digital Economy Fund and the Power Plus Fund.

Performance Information. The tables below contain performance information for certain Funds created through the conversion of a common or collective trust fund which had investment objectives and policies materially similar to those of the corresponding Funds. Immediately before and after the conversion, the same person managed both the common or collective trust fund and the corresponding Fund.

The table for each Fund:

 . includes the average annual total returns of the common or collective trust fund and the average annual total returns of the corresponding Fund linked together;

 .  assumes that net investment income and dividends have been reinvested;

 . assumes that the common or collective trust fund paid the same levels of fees and expenses as the corresponding Fund currently pays;

 . does not reflect any potential negative impact on the common and collective trust funds' performance if they had been subjected to the same regulatory restrictions (the 1940 Act and the Internal Revenue Code) as the corresponding Fund; and

 .  indicates past performance only and does not predict future results.

                                     Munder Small
                                       Company    Russell
                       Period Ended  Growth Fund   2000
                       June 30, 2000  (Class K)*  Index**
                       ------------- ------------ -------
                         1 Year.....    20.33%    14.33%
                         3 Years....     6.40%    10.57%
                         5 Years....    16.26%    14.27%
                         10 Years...    15.24%    13.56%

--------
   *Converted from collective trust fund to mutual fund on November 23, 1992. **Russell 2000 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                      FT/S&P
                                          Munder     Actuaries
                                       International   World
                  Period Ended          Equity Fund  Index ex.
                  June 30, 2000         (Class K)*    U.S.**
                  -------------        ------------- ---------
                  1 Year..............     23.51%      18.59%
                  3 Years.............     12.62%       9.87%
                  5 Years.............     13.83%      11.29%
                  Inception on Septem-
                    ber 30, 1990......     12.80%      10.84%

--------
   *Converted from collective trust fund to mutual fund on November 23, 1992. **FT/S&P Actuaries World Index ex-U.S. performance shows total return in U.S.
    dollars but does not reflect the deduction of fees, expenses and taxes.
    Source: Ibbotson Associates, Inc.

                Munder
              Index 500    S&P
Period Ended     Fund      500
June 30, 2000 (Class K)* Index**
------------- ---------- -------
  1 Year.....    6.63%    7.25%
  3 Years....   18.96%   19.66%
  5 Years....   23.07%   23.80%
  10 Years...   17.12%   17.80%

--------
   *Converted from collective trust fund to mutual fund on December 7, 1992. **S&P 500 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                            Lehman
                           Brothers
              Munder Bond Gov't/Corp.
Period Ended     Fund        Bond
June 30, 2000 (Class K)*    Index**
------------- ----------- -----------
  1 Year.....    2.46%       4.31%
  3 Years....    4.84%       6.03%
  5 Years....    5.12%       6.10%
  10 Years...    6.58%       7.84%

--------
   *Converted from collective trust fund to mutual fund on November 23, 1992. **Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

              Munder U.S.   Lehman
              Government   Brothers
                Income    Gov't/Corp.
Period Ended     Fund        Bond
June 30, 2000 (Class K)*    Index**
------------- ----------- -----------
  1 Year.....    3.74%       4.31%
  3 Years....    5.13%       6.03%
  5 Years....    5.44%       6.10%
  10 Years...    7.04%       7.84%

--------
   *Converted from collective trust fund to mutual fund on July 5, 1994. **Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                              Lehman
                 Munder      Brothers
              Intermediate Intermediate
Period Ended   Bond Fund    Gov't/Bond
June 30, 2000  (Class K)*    Index**
------------- ------------ ------------
  1 Year.....    3.80%        4.22%
  3 Years....    4.76%        5.63%
  5 Years....    4.93%        5.82%
  10 Years...    6.29%        7.28%

--------
   *Convertedfrom collective trust fund to mutual fund on November 20, 1992. **LehmanBrothers Intermediate Government/Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                 Lehman
                                        Munder   20-Year
                                       Tax-Free   Muni
                        Period Ended  Bond Fund   Bond
                        June 30, 2000 (Class K)* Index**
                        ------------- ---------- -------
                          1 Year.....   2.73%     3.56%
                          3 Years....   3.94%     5.09%
                          5 Years....   4.81%     6.32%
                          10 Years...   6.20%       N/A

--------
   *Convertedfrom common trust fund to mutual fund on July 5, 1994. **Lehman20-Year Municipal Bond Index performance shows total return in U.S.
          dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

Indices
The S&P 500 is a widely recognized unmanaged index of U.S. stock market activity.

The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ.

The FT/S&P Actuaries World Index ex.U.S. is an unmanaged index used to portray the global equity market excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

The Lehman Brothers Intermediate Government/Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

The Lehman Brothers 20-Year Municipal Bond
Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

 PORTFOLIO MANAGERS


BALANCED FUND, DIGITAL ECONOMY FUND, FOCUS GROWTH FUND, FUTURE TECHNOLOGY FUND, LARGE-CAP VALUE FUND, MICRO-CAP EQUITY FUND, MIDCAP SELECT FUND, POWER PLUS FUND, SMALL-CAP VALUE FUND AND SMALL COMPANY GROWTH FUND


A team of professional portfolio managers employed by MCM makes investment decisions for the Funds.

BIO(TECH)/2/ FUND AND INTERNATIONAL NETNET FUND / /

A team of professional portfolio managers employed by MCM and Framlington make investment decisions for the Fund.


INTERNATIONAL EQUITY FUND



Theodore Miller and Brian Kozeliski jointly manage the Fund. Mr. Miller, Director of International Investments of World since 1997, has managed the Fund since October 1995. Mr. Kozeliski, a portfolio manager of World, has jointly managed the Fund since October, 2000. Prior to joining World in 1999, Mr. Kozeliski was a business analyst at Continental Promotion Group (1998-1999) a web page administrator at American Graduate School of Int'l Management (1997-1998) and a customer support manager for Sykes Enterprise Inc. (1995-1997).




MULTI-SEASON GROWTH FUND

Leonard J. Barr II and John Richardson jointly manage the Fund. Mr. Barr, Senior Vice President and Director of Research of MCM, has been the Fund's portfolio manager since the Fund's inception in April 1993. Mr. Richardson has managed the Fund since August 1999. Mr. Richardson, Senior Partner & Director of Equity Portfolio Management, has managed equity and balanced portfolios since joining MCM in 1985.

REAL ESTATE EQUITY INVESTMENT FUND

Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has been with the Advisor since 1993 and also serves as portfolio manager for separately managed institutional accounts.

FRAMLINGTON EMERGING MARKETS FUND

A team of professional portfolio managers employed by Framlington makes investment decisions for the Fund. William Calvert heads the team. Mr. Calvert has been employed by Framlington since 1997. Prior to that he was employed by Edmond de Rothschild securities.

FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND

A team of professional managers employed by the MCM or Framlington makes decisions for the Fund.

FRAMLINGTON HEALTHCARE FUND

A team of professional portfolio managers employed by Framlington makes investment decisions for the Fund. Antony Milford, head of the Specialist Desk for Framlington, has been the Fund's primary portfolio manager since the Fund's inception. Mr. Milford has managed funds for Framlington since 1971.

FRAMLINGTON INTERNATIONAL GROWTH FUND

A team of professional portfolio managers employed by Framlington makes investment decisions for the Fund. Simon Key, Chief Investment Officer of Framlington, heads the team. Mr. Key has managed the Fund for Framlington since 1989.

BOND FUND, INTERMEDIATE BOND FUND AND U.S. GOVERNMENT INCOME FUND

Anne K. Kennedy and Peter G. Root jointly manage the Bond Fund, the Intermediate Bond Fund and U.S. Government Income Fund. Ms. Kennedy, Vice President and Director of Portfolio Management of the Advisor or of Old MCM, Inc. ("Old MCM"), the predecessor to the Advisor since 1991, has managed the Bond Fund and the U.S. Government Income Fund since January 2000 and the Intermediate Bond Fund since March 1995. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Bond Fund and Intermediate Bond Fund since January 2000 and the U.S. Government Income Fund since March 1995. Mr. Root joined Old MCM in 1991.

INTERNATIONAL BOND FUND

Sharon E. Fayolle and Peter G. Root jointly manage the International Bond Fund. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Fund since January 2000. Mr. Root joined Old MCM in 1991.

MICHIGAN TAX-FREE BOND FUND, TAX-FREE BOND FUND AND TAX-FREE SHORT-INTERMEDIATE BOND FUND

Talmadge D. Gunn and Roger A. Soderstrom jointly manage the Tax-Free Funds. Mr. Gunn, Vice President and Director of Tax-Exempt Trading of MCM since 1993, has managed the Funds since their inception. Mr. Soderstrom, a Senior Portfolio Manager with MCM since 1997, has managed the Funds since August 1999. Prior to joining MCM in 1997, Mr. Soderstrom managed the core fixed income portfolio at Foremost Corporation of America
(1987-1997).

INDEX 500 FUND

Todd B. Johnson and Kenneth A. Schluchter III jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of World, has been the portfolio manager of the Fund since July 1992. Mr. Schluchter, who has managed the Fund since June 1997, was previously a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995).

FINANCIAL HIGHLIGHTS

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The financial highlights table is intended to help shareholders understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Because the Class K shares of
 Focus Growth Fund and Framlington Global Financial Services Fund had not yet commenced operations on June 30, 2001, financial highlights are not presented for the Fund. The information has been audited by Ernst & Young LLP, independent auditors, whose report, along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports without charge by calling (800) 438-5789.



                                                                                  Balanced Fund(a)
                                                                  ------------------------------------------------
                                                                   Year      Year       Year     Year       Year
                                                                   Ended    Ended      Ended     Ended     Ended
                                                                  6/30/01 6/30/00(c) 6/30/99(c) 6/30/98  6/30/97(c)
                                                                  ------- ---------- ---------- -------  ----------
Net asset value, beginning of period............................. $        $ 12.98    $ 13.49   $ 13.03    $12.37

                                                                  -------  -------    -------   -------    ------
Income from investment operations:
Net investment income............................................             0.15       0.22      0.31      0.29
Net realized and unrealized gain on investments..................             2.39       1.02      1.64      1.30

                                                                  -------  -------    -------   -------    ------
Total from investment operations.................................             2.54       1.24      1.95      1.59

                                                                  -------  -------    -------   -------    ------
Less distributions:
Dividends from net investment income.............................            (0.15)     (0.23)    (0.32)    (0.27)
Distributions from net realized gains............................            (3.23)     (1.52)    (1.17)    (0.66)

                                                                  -------  -------    -------   -------    ------
Total distributions..............................................            (3.38)     (1.75)    (1.49)    (0.93)

                                                                  -------  -------    -------   -------    ------
Net asset value, end of period................................... $        $ 12.14    $ 12.98   $ 13.49    $13.03

                                                                  =======  =======    =======   =======    ======
Total return (b).................................................       %    27.01%     10.83%    15.86%    13.64%

                                                                  =======  =======    =======   =======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................. $        $23,695    $27,206   $31,748    $6,588
Ratio of operating expenses to average net assets................       %     1.26%      1.22%     1.17%     1.22%
Ratio of net investment income to average net assets.............       %     1.33%      1.78%     2.41%     2.30%
Portfolio turnover rate..........................................       %      176%       116%       79%      125%
Ratio of operating expenses to average net assets without waivers       %     1.26%      1.22%     1.17%     1.22%

--------
(a)The Munder Balanced Fund Class K Shares commenced operations on April 16,
   1993.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.

                                                                              Bio(Tech)/2/
                                                                               Fund (a)
                                                                              -----------
                                                                               K Shares
                                                                              -----------
                                                                                Period
                                                                                 Ended
                                                                              6/30/01(c)
                                                                              -----------
Net asset value, beginning of period.........................................   $ 10.00
                                                                                -------
Income from investment operations:
Net investment loss..........................................................     (0.12)
Net realized and unrealized loss on investments..............................     (2.36)
                                                                                -------
Total from investment operations.............................................     (2.48)
                                                                                -------
Net asset value, end of period...............................................   $  7.52
                                                                                =======
Total return(b)..............................................................    (24.80)%
                                                                                =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................   $    21
Ratio of operating expenses to average net assets............................      3.22%(d)
Ratio of net investment income to average net assets.........................     (2.75)%(d)
Portfolio turnover rate......................................................        26%
Ratio of operating expenses to average net assets without expenses reimbursed      3.22%(d)

--------

(a)The Munder Bio(Tech)/2/ Fund Class K Shares commenced operations on November 1, 2000.


(b)Total return represents aggregate total return for the period indicated.


(c)Per share numbers have been calculated using the average share method.


(d)Annualized.

                                                                               Digital
                                                                               Economy
                                                                               Fund (a)
                                                                              ----------
                                                                               K Shares
                                                                              ----------
                                                                                Period
                                                                                Ended
                                                                              6/30/01(c)
                                                                              ----------
Net asset value, beginning of period.........................................  $ 10.00
                                                                               -------
Income from investment operations:
Net investment income........................................................    (0.10)
Net realized and unrealized loss on investments..............................    (2.09)
                                                                               -------
Total from investment operations.............................................    (2.19)
                                                                               -------
Net asset value, end of period...............................................  $  7.81
                                                                               =======
Total return(b)..............................................................   (21.90)%
                                                                               =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................  $     5
Ratio of operating expenses to average net assets............................     2.55%(d)
Ratio of net investment loss to average net assets...........................    (1.61)%(d)
Portfolio turnover rate......................................................       71%
Ratio of operating expenses to average net assets without expenses reimbursed     2.55%(d)

--------

(a)The Munder Digital Economy Fund Class K Shares commenced operations on September 18, 2000.


(b)Total return represents aggregate total return for the period indicated.


(c)Per share numbers have been calculated using the average shares method.


(d)Annualized.

                                                                                     Future
                                                                                   Technology
                                                                                    Fund (a)
                                                                              ---------------
                                                                               Year   Period
                                                                               Ended   Ended
                                                                              6/30/01 6/30/00
                                                                              ------- -------
Net asset value, beginning of period.........................................   $     $ 14.40
                                                                                ---   -------
Income from investment operations:
Net investment loss..........................................................           (0.01)
Net realized and unrealized gain on investments..............................            3.71
                                                                                ---   -------
Total from investment operations.............................................            3.70
                                                                                ---   -------
Less distributions:
Distributions from capital...................................................               -
                                                                                ---   -------
Total distributions..........................................................               -
                                                                                ---   -------
Net asset value, end of period...............................................         $ 18.10
                                                                                ---   -------
Total return (b).............................................................     %     25.69%
                                                                                ===   =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................   $     $11,159
Ratio of operating expenses to average net assets............................     %      1.60%(c)
Ratio of net investment loss to average net assets...........................     %     (1.27)%(c)
Portfolio turnover rate......................................................     %        53%
Ratio of operating expenses to average net assets without expenses reimbursed     %      1.64%(c)

--------
(a)The Munder Future Technology Fund Class K Shares commenced operations on May 25, 2000.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.

                                                                                Index 500 Fund (a)
                                                                  ---------------------------------------------
                                                                   Year    Year      Year      Year      Year
                                                                   Ended   Ended     Ended     Ended     Ended
                                                                  6/30/01 6/30/00   6/30/99   6/30/98   6/30/97
                                                                  ------- --------  --------  --------  -------
Net asset value, beginning of period............................. $       $  29.29  $  24.44  $  20.94  $ 16.16
                                                                  ------- --------  --------  --------  -------
Income from investment operations:
Net investment income............................................             0.21      0.22      0.28     0.31
Net realized and unrealized gain on investments..................             1.67      5.09      5.48     5.04
                                                                  ------- --------  --------  --------  -------
Total from investment operations.................................             1.88      5.31      5.76     5.35
                                                                  ------- --------  --------  --------  -------
Less distributions:
Dividends from net investment income.............................            (0.20)    (0.22)    (0.27)   (0.30)
Distributions from net realized gains............................            (0.28)    (0.24)    (1.99)   (0.27)
                                                                  ------- --------  --------  --------  -------
Total distributions..............................................            (0.48)    (0.46)    (2.26)   (0.57)
                                                                  ------- --------  --------  --------  -------
Net asset value, end of period................................... $       $  30.69  $  29.29  $  24.44  $ 20.94
                                                                  ======= ========  ========  ========  =======
Total return (b).................................................       %     6.63%    21.99%    29.42%   33.79%
                                                                  ======= ========  ========  ========  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................. $       $328,059  $272,450  $168,639  $61,254
Ratio of operating expenses to average net assets................       %     0.60%     0.55%     0.53%    0.54%
Ratio of net investment income to average net assets.............       %     0.70%     0.96%     1.23%    1.76%
Portfolio turnover rate..........................................       %        8%        6%        8%      11%
Ratio of operating expenses to average net assets without waivers       %     0.61%     0.60%     0.60%    0.64%

--------
(a)The Munder Index 500 Fund Class K Shares commenced operations on December 7, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.

                                                                             International Equity Fund(a)
                                                                  -------------------------------------------------
                                                                   Year      Year       Year     Year        Year
                                                                   Ended    Ended      Ended     Ended      Ended
                                                                  6/30/01 6/30/00(c) 6/30/99(c) 6/30/98   6/30/97(c)
                                                                  ------- ---------- ---------- --------  ----------
Net asset value, beginning of period............................. $        $  16.22   $  15.03  $  15.74   $  15.08
                                                                  -------  --------   --------  --------   --------
Income from investment operations:
Net investment income............................................              0.25       0.16      0.16       0.14
Net realized and unrealized gain/(loss)on investments............              3.43       1.43      0.32       2.31
                                                                  -------  --------   --------  --------   --------
Total from investment operations.................................              3.68       1.59      0.48       2.45
                                                                  -------  --------   --------  --------   --------
Less distributions:
Dividends from net investment income.............................             (0.28)     (0.17)    (0.19)     (0.20)
Distributions from net realized gains............................             (1.59)     (0.23)    (1.00)     (1.59)
Distributions from capital.......................................                 -          -         -          -
                                                                  -------  --------   --------  --------   --------
Total distributions..............................................             (1.87)     (0.40)    (1.19)     (1.79)
                                                                  -------  --------   --------  --------   --------
Net asset value, end of period................................... $        $  18.03   $  16.22  $  15.03   $  15.74
                                                                  =======  ========   ========  ========   ========
Total return (b).................................................       %     23.51%     10.94%     4.24%     18.09%
                                                                  =======  ========   ========  ========   ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................. $        $118,766   $106,106  $105,916   $135,593
Ratio of operating expenses to average net assets................       %      1.30%      1.29%     1.25%      1.26%
Ratio of net investment income to average net assets.............       %      1.44%      1.09%     1.03%      0.98%
Portfolio turnover rate..........................................       %        18%        23%       41%        46%
Ratio of operating expenses to average net assets without waivers       %      1.30%      1.29%     1.25%      1.26%

--------
(a)The Munder International Equity Fund Class K Shares commenced operations on November 23, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.

                                                       International
                                                      NetNet Fund(a)
                                                   ----------------
                                                    Year     Period
                                                    Ended    Ended
                                                   6/30/01 6/30/00(d)
                                                   ------- ----------
Net asset value, beginning of period.............. $        $ 10.00
                                                   ------   -------
Income from investment operations:
Net investment loss...............................            (0.01)
Net realized and unrealized gain on investments...            (1.11)

                                                   ------   -------
Total from investment operations..................            (1.12)

                                                   ------   -------
Net asset value, end of period.................... $        $  8.88
                                                   ======   =======
Total return(b)...................................      %    (11.20)%

                                                   ======   =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............. $        $11,332
Ratio of operating expenses to average net assets.      %      2.08%(c)
Ratio of net investment loss to average net assets      %     (0.60)%(c)
Portfolio turnover rate...........................      %         6%

--------
(a)The Munder International NetNet Fund Class K Shares commenced operations on April 11, 2000.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                               Large-Cap Value Fund (a)
                                                                  -------------------------------------------------
                                                                   Year      Year      Year      Year        Year
                                                                   Ended    Ended      Ended     Ended      Ended
                                                                  6/30/01 6/30/00(c)  6/30/99   6/30/98   6/30/97(c)
                                                                  ------- ----------  --------  --------  ----------
Net asset value, beginning of period............................. $        $  15.00   $  15.64  $  15.23   $  13.05
                                                                  -------  --------   --------  --------   --------
Income from investment operations:
Net investment income............................................              0.18       0.21      0.28       0.32
Net realized and unrealized gain on investments..................             (2.59)      0.72      2.97       3.14
                                                                  -------  --------   --------  --------   --------
Total from investment operations.................................             (2.41)      0.93      3.25       3.46
                                                                  -------  --------   --------  --------   --------
Less distributions:
Dividends from net investment income.............................             (0.18)     (0.18)    (0.28)     (0.32)
Distributions from net realized gains............................             (0.57)     (1.39)    (2.56)     (0.96)
                                                                  -------  --------   --------  --------   --------
Total distributions..............................................             (0.75)     (1.57)    (2.84)     (1.28)
                                                                  -------  --------   --------  --------   --------
Net asset value, end of period................................... $        $  11.84   $  15.00  $  15.64   $  15.23
                                                                  =======  ========   ========  ========   ========
Total return (b).................................................       %    (16.49)%     6.95%    23.00%     28.12%
                                                                  =======  ========   ========  ========   ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................. $        $110,257   $205,364  $216,387   $212,415
Ratio of operating expenses to average net assets................       %      1.23%      1.21%     1.19%      1.20%
Ratio of net investment income to average net assets.............       %      1.37%      1.45%     1.78%      2.28%
Portfolio turnover rate..........................................       %        91%        50%       73%        62%
Ratio of operating expenses to average net assets without waivers       %      1.23%      1.21%     1.19%      1.20%

--------

(a)The Munder Large-Cap Value Fund Class K Shares commenced operations on July 5, 1994.

(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.

                                                                                  Micro-Cap Equity Fund(a)
                                                                   -------------------------------------------------
                                                                    Year      Year       Year       Year      Period
                                                                    Ended    Ended      Ended      Ended      Ended
                                                                   6/30/01 6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97(d)
                                                                   ------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.............................. $         $18.15     $17.00     $12.82     $10.12

                                                                   -------   ------     ------     ------     ------
Income from investment operation:
Net investment income.............................................            (0.31)     (0.18)     (0.17)     (0.05)
Net realized and unrealized gain on investments...................            10.91       1.63       4.99       2.75

                                                                   -------   ------     ------     ------     ------
Total from investment operations..................................            10.60       1.45       4.82       2.70

                                                                   -------   ------     ------     ------     ------
Less distributions:
Distributions from net realized gains.............................                -      (0.30)     (0.64)         -

                                                                   -------   ------     ------     ------     ------
Total distributions...............................................                -      (0.30)     (0.64)         -

                                                                   -------   ------     ------     ------     ------
Net asset value, end of period.................................... $         $28.75     $18.15     $17.00     $12.82

                                                                   =======   ======     ======     ======     ======
Total return (b)..................................................       %    58.40%      9.04%     37.90%     26.68%

                                                                   =======   ======     ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................. $         $6,393     $2,740     $3,050     $  199
Ratio of operating expenses to average net assets.................       %     1.68%      1.53%      1.53%      1.50%(c)
Ratio of net investment income to average net assets..............       %    (1.23)%    (1.21)%    (0.98)%    (0.88)%(c)
Portfolio turnover rate...........................................       %      187%       184%       172%        68%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................       %     1.68%      1.64%      1.78%      7.90%(c)

--------
(a)The Munder Micro-Cap Equity Fund Class K Shares commenced operations on December 31, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                                Multi-Season Growth Fund(a)
                                                                  ------------------------------------------------------
                                                                   Year      Year      Year         Year          Year
                                                                   Ended    Ended      Ended       Ended         Ended
                                                                  6/30/01 6/30/00(c)  6/30/99    6/30/98(c)    6/30/97(c)
                                                                  ------- ----------  --------   ----------    ----------
Net asset value, beginning of period.............................   $      $  22.04   $  21.42    $  18.00      $  14.83
                                                                    --     --------   --------    --------      --------
Income from investment operation:
Net investment income/(loss).....................................             (0.03)     (0.02)       0.00(d)       0.04
Net realized and unrealized gain/(loss) on investments...........             (0.01)      2.22        4.35          3.89
                                                                    --     --------   --------    --------      --------
Total from investment operations.................................             (0.04)      2.20        4.35          3.93
                                                                    --     --------   --------    --------      --------
Less distributions:
Dividends from net investment income.............................                 -          -       (0.01)        (0.01)
Distributions from net realized gains............................             (1.37)     (1.58)      (0.92)        (0.75)
                                                                    --     --------   --------    --------      --------
Total distributions..............................................             (1.37)     (1.58)      (0.93)        (0.76)
                                                                    --     --------   --------    --------      --------
Net asset value, end of period...................................   $      $  20.63   $  22.04    $  21.42      $  18.00
                                                                    ==     ========   ========    ========      ========
Total return (b).................................................    %         0.27%     11.40%      25.05%        27.55%
                                                                    ==     ========   ========    ========      ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................   $      $280,339   $327,355    $275,378      $237,330
Ratio of operating expenses to average net assets................    %         1.24%      1.22%       1.21%         1.25%
Ratio of net investment income/(loss) to average net assets......    %        (0.14)%    (0.09)%      0.00%(d)      0.25%
Portfolio turnover rate..........................................    %           44%        53%         34%           33%
Ratio of operating expenses to average net assets without waivers    %         1.42%      1.39%       1.39%         1.50%

--------
(a)The Munder Multi-Season Growth Fund Class K Shares commenced operations on June 23, 1995.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.

                                                                               Power
                                                                                Plus
                                                                              Fund(a)
                                                                              --------
                                                                              K Shares
                                                                              --------
                                                                               Period
                                                                               Ended
                                                                              6/30/01
                                                                              --------
Net asset value, beginning of period.........................................  $10.00
                                                                               ------
Income from investment operations:
Net investment income........................................................   (0.01)
Net realized and unrealized gain/loss on investments.........................   (0.13)
                                                                               ------
Total from investment operations.............................................   (0.14)
                                                                               ------
Net asset value, end of period...............................................  $ 9.86
                                                                               ======
Total return(b)..............................................................   (1.40)%
                                                                               ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................  $   62
Ratio of operating expenses to average net assets............................    1.50%(c)
Ratio of net investment income to average net assets.........................    (.41)%(c)
Portfolio turnover rate......................................................      36%
Ratio of operating expenses to average net assets without expenses reimbursed    1.50%(c)

--------

(a)The Munder Power Plus Fund Class K Shares commenced operations on March 13, 2001.


(b)Total return represents aggregate total return for the period indicated.


(c)Annualized.

                                                                         Real Estate Equity Investment Fund(a)
                                                                  -----------------------------------------------
                                                                   Year      Year       Year       Year    Period
                                                                   Ended    Ended      Ended      Ended     Ended
                                                                  6/30/01 6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97
                                                                  ------- ---------- ---------- ---------- -------
Net asset value, beginning of period.............................   $       $12.78     $14.94     $14.40   $12.07
                                                                    --      ------     ------     ------   ------
Income from investment operations:
Net investment income............................................             0.56       0.58       0.69     0.40
Net realized and unrealized gain/(loss) on investments...........            (0.57)     (1.64)      0.61     2.38
                                                                    --      ------     ------     ------   ------
Total from investment operations.................................            (0.01)     (1.06)      1.30     2.78
                                                                    --      ------     ------     ------   ------
Less distributions:
Dividends from net investment income.............................            (0.56)     (0.61)     (0.62)   (0.41)
Distributions in excess of net investment income.................                -          -          -    (0.01)
Distributions from net realized gains............................                -      (0.39)     (0.14)       -
Distributions from capital.......................................            (0.12)     (0.10)         -    (0.03)
                                                                    --      ------     ------     ------   ------
Total distributions..............................................            (0.68)     (1.10)     (0.76)   (0.45)
                                                                    --      ------     ------     ------   ------
Net asset value, end of period...................................   $       $12.09     $12.78     $14.94   $14.40
                                                                    ==      ======     ======     ======   ======
Total return (b).................................................    %        0.55%     (6.66)%     8.92%   23.11%
                                                                    ==      ======     ======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................   $       $1,234     $2,277     $2,145   $1,481
Ratio of operating expenses to average net assets................    %        1.33%      1.27%      1.28%    1.35%(c)
Ratio of net investment income to average net assets.............    %        4.90%      4.50%      4.15%    3.80%(c)
Portfolio turnover rate..........................................    %          15%        22%        15%      15%
Ratio of operating expenses to average net assets without waivers    %        1.33%      1.27%      1.28%    1.38%(c)

--------
(a)The Munder Real Estate Equity Investment Fund Class K Shares commenced operations on October 3, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                                 Small-Cap Value Fund(a)
                                                                  -------------------------------------------------
                                                                   Year      Year       Year       Year      Period
                                                                   Ended    Ended      Ended      Ended      Ended
                                                                  6/30/01 6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97(d)
                                                                  ------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.............................   $      $ 13.11    $ 14.25    $ 12.04    $ 10.08
                                                                    --     -------    -------    -------    -------
Income from investment operations:
Net investment income............................................             0.04       0.05       0.08       0.09
Net realized and unrealized gain/(loss) on investments...........            (0.92)     (0.85)      2.83       1.91
                                                                    --     -------    -------    -------    -------
Total from investment operations.................................            (0.88)     (0.80)      2.91       2.00
                                                                    --     -------    -------    -------    -------
Less distributions:
Dividends from net investment income.............................            (0.06)     (0.06)     (0.06)     (0.04)
Distributions in excess of net investment income.................                -      (0.01)         -          -
Distributions from net realized gains............................                -      (0.27)     (0.64)         -
Distributions from capital.......................................                -          -          -          -
                                                                    --     -------    -------    -------    -------
Total distributions..............................................            (0.06)     (0.34)     (0.70)     (0.04)
                                                                    --     -------    -------    -------    -------
Net asset value, end of period...................................   $      $ 12.17    $ 13.11    $ 14.25    $ 12.04
                                                                    ==     =======    =======    =======    =======
Total return (b).................................................    %       (6.73)%    (5.33)%    24.53%     19.85%
                                                                    ==     =======    =======    =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................   $      $15,571    $74,472    $84,699    $50,769
Ratio of operating expenses to average net assets................    %        1.31%      1.23%      1.27%      1.38%(c)
Ratio of net investment income to average net assets.............    %        0.31%      0.45%      0.56%      1.93%(c)
Portfolio turnover rate..........................................    %          76%        69%        53%        73%
Ratio of operating expenses to average net assets without waivers    %        1.31%      1.23%      1.27%      1.51%(c)

--------
(a)The Munder Small-Cap Value Fund Class K Shares commenced operations on December 31, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                    Small Company Growth Fund(a)
                                                       ----------------------------------------------------
                                                        Year      Year       Year        Year        Year
                                                        Ended    Ended      Ended       Ended       Ended
                                                       6/30/01 6/30/00(c) 6/30/99(c)  6/30/98(c)  6/30/97(c)
                                                       ------- ---------- ----------  ----------  ----------
Net asset value, beginning of period.................. $        $ 16.54    $  19.96    $  21.62    $  21.08
                                                       -------  -------    --------    --------    --------
Income from investment operations:
Net investment loss...................................            (0.15)      (0.07)      (0.13)      (0.12)
Net realized and unrealized gain/(loss) on investments             3.49       (2.14)       2.58        3.65
                                                       -------  -------    --------    --------    --------
Total from investment operations......................             3.34       (2.21)       2.45        3.53
                                                       -------  -------    --------    --------    --------
Less distributions:
Distributions from net realized gains.................                -       (1.21)      (4.11)      (2.99)
                                                       -------  -------    --------    --------    --------
Total distributions...................................                -       (1.21)      (4.11)      (2.99)
                                                       -------  -------    --------    --------    --------
Net asset value, end of period........................ $        $ 19.88    $  16.54    $  19.96    $  21.62
                                                       =======  =======    ========    ========    ========
Total return (b)......................................       %    20.33%     (10.92)%     12.36%      18.93%
                                                       =======  =======    ========    ========    ========
Ratio to average net assets/supplemental data:
Net assets, end of period (000's)..................... $        $55,092    $123,341    $159,837    $152,766
Ratio of operating expenses to average net assets.....       %     1.26%       1.22%       1.20%       1.22%
Ratio of net investment loss to average net assets....       %    (0.89)%     (0.44)%     (0.57)%     (0.62)%
Portfolio turnover rate...............................       %      158%        108%        123%         98%
Ratio of operating expenses to average net assets
 without waivers......................................       %     1.26%       1.22%       1.20%       1.22%

--------
(a)The Munder Small Company Growth Fund Class K Shares commenced operations on November 23, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.

                                                                     Framlington Emerging Markets Fund(a)
                                                            --------------------------------------------------
                                                             Year      Year        Year       Year      Period
                                                             Ended    Ended       Ended      Ended      Ended
                                                            6/30/01 6/30/00(d)  6/30/99(d) 6/30/98(d) 6/30/97(d)
                                                            ------- ----------  ---------- ---------- ----------
Net asset value, beginning of period.......................  $       $ 11.60     $  8.99    $ 12.92     $10.06
                                                             ----    -------     -------    -------     ------
Income from investment operations:
Net investment income/(loss)...............................             0.00(e)     0.03       0.10       0.05
Net realized and unrealized gain/(loss) on investments.....             1.02        2.58      (3.72)      2.84
                                                             ----    -------     -------    -------     ------
Total from investment operations...........................             1.02        2.61      (3.62)      2.89
                                                             ----    -------     -------    -------     ------
Less distributions:
Dividends from net investment income.......................                -           -      (0.04)     (0.03)
Distributions from net realized gains......................                -           -      (0.05)         -
Distributions in excess of net realized gains..............                -           -      (0.22)         -
                                                             ----    -------     -------    -------     ------
Total distributions........................................                -           -      (0.31)     (0.03)
                                                             ----    -------     -------    -------     ------
Net asset value, end of period.............................  $       $ 12.62     $ 11.60    $  8.99     $12.92
                                                             ====    =======     =======    =======     ======
Total return (b)...........................................     %       8.79%      29.03%    (28.34)%    28.69%
                                                             ====    =======     =======    =======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).......................  $       $41,167     $36,438    $31,790     $4,419
Ratio of operating expenses to average net assets..........     %       1.98%       1.85%      1.89%      1.79%(c)
Ratio of net investment income/(loss) to average net assets     %      (0.02)%      0.39%      0.93%      1.14%(c)
Portfolio turnover rate....................................     %        177%        159%        94%        46%
Ratio of operating expenses to average net assets without
 expenses reimbursed.......................................     %       2.14%       2.12%      2.14%      5.43%(c)

--------
(a)The Munder Framlington Emerging Markets Fund Class K Shares commenced operations on January 10, 1997.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.
(e)Amount represents less than $0.01 per share.

                                                                              Framlington Healthcare Fund(a)
                                                                   ------------------------------------------------
                                                                    Year       Year       Year       Year    Period
                                                                    Ended     Ended      Ended      Ended     Ended
                                                                   6/30/01  6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97
                                                                   -------- ---------- ---------- ---------- -------
Net asset value, beginning of period.............................. $         $ 10.44    $ 11.80     $10.89   $ 9.45

                                                                   --------  -------    -------     ------   ------
Income from investment operations:
Net investment income/(loss)......................................             (0.19)     (0.13)     (0.14)   (0.02)
Net realized and unrealized gain/(loss) on investments............             18.06      (1.13)      1.05     1.46

                                                                   --------  -------    -------     ------   ------
Total from investment operations..................................             17.87      (1.26)      0.91     1.44

                                                                   --------  -------    -------     ------   ------
Less distributions:
Distributions from net realized gains.............................                 -      (0.08)         -        -
Distributions in excess of net realized gains.....................                 -      (0.02)         -        -

                                                                   --------  -------    -------     ------   ------
Total distributions...............................................                 -      (0.10)         -        -

                                                                   --------  -------    -------     ------   ------
Net asset value, end of period.................................... $         $ 28.31    $ 10.44     $11.80   $10.89

                                                                   ========  =======    =======     ======   ======
Total return (b)..................................................        %   170.91%    (10.70)%     8.45%   15.24%

                                                                   ========  =======    =======     ======   ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................. $         $   387    $    60     $  163   $  119
Ratio of operating expenses to average net assets.................        %     1.61%      1.61%      1.62%    1.55%(c)
Ratio of net investment income/(loss) to average net assets.......        %    (1.01)%    (1.27)%    (1.21)%  (0.95)%(c)
Portfolio turnover rate...........................................        %       60%        49%        47%      14%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................        %     1.63%      1.92%      2.40%    7.33%(c)

--------
(a)The Munder Framlington Healthcare Fund Class K Shares commenced operations on April 1, 1997.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                         Framlington International Growth Fund (a)
                                                                   -------------------------------------------------
                                                                    Year      Year       Year       Year      Period
                                                                    Ended    Ended      Ended      Ended      Ended
                                                                   6/30/01 6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97(d)
                                                                   ------- ---------- ---------- ---------- ----------
Net asset value, beginning of period..............................   $       $12.75     $11.92     $11.35     $ 9.87

                                                                     ---     ------     ------     ------     ------
Income from investment operations:
Net investment income/(loss)......................................            (0.05)     (0.02)      0.02       0.05
Net realized and unrealized gain on investments...................             3.72       0.86       0.61       1.43

                                                                     ---     ------     ------     ------     ------
Total from investment operations..................................             3.67       0.84       0.63       1.48

                                                                     ---     ------     ------     ------     ------
Less distributions:
Dividends from net investment income..............................            (0.08)         -      (0.02)         -
Distributions in excess of net investment income..................            (0.05)         -          -          -
Distributions from net realized gains.............................            (0.54)     (0.01)     (0.03)         -
Distributions in excess of net realized gains.....................                -          -      (0.01)         -

                                                                     ---     ------     ------     ------     ------
Total distributions...............................................            (0.67)     (0.01)     (0.06)         -

                                                                     ---     ------     ------     ------     ------
Net asset value, end of period....................................   $       $15.75     $12.75     $11.92     $11.35

                                                                     ===     ======     ======     ======     ======
Total return (b)..................................................     %      28.98%      7.02%      5.60%     14.99%

                                                                     ===     ======     ======     ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............................   $       $2,839     $1,834     $2,271     $1,089
Ratio of operating expenses to average net assets.................     %       1.69%      1.61%      1.62%      1.55%(c)
Ratio of net investment income/(loss) to average net assets.......     %      (0.34)%    (0.17)%     0.21%      1.01%(c)
Portfolio turnover rate...........................................     %         65%        66%        38%        15%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................     %       1.71%      1.76%      1.82%      2.56%(c)

--------
(a)The Munder Framlington International Growth Fund Class K Shares commenced operations on January 10, 1997.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                                    Bond Fund(a)
                                                                  ------------------------------------------------
                                                                   Year      Year       Year       Year     Year
                                                                   Ended    Ended      Ended      Ended     Ended
                                                                  6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97
                                                                  ------- ---------- ---------- ---------- -------
Net asset value, beginning of period.............................   $      $  9.62    $  9.99    $  9.57   $  9.53

                                                                    ---    -------    -------    -------   -------
Income from investment operations:
Net investment income............................................             0.57       0.58       0.59      0.61
Net realized and unrealized gain/(loss) oninvestments............            (0.32)     (0.40)      0.40      0.01

                                                                    ---    -------    -------    -------   -------
Total from investment operations.................................             0.25       0.18       0.99      0.62

                                                                    ---    -------    -------    -------   -------
Less distributions:
Dividends from net investment income.............................            (0.57)     (0.55)     (0.57)    (0.58)
Distributions from net realized capital gains....................            (0.06)         -          -         -

                                                                    ---    -------    -------    -------   -------
Total distributions..............................................            (0.63)     (0.55)     (0.57)    (0.58)

                                                                    ---    -------    -------    -------   -------
Net asset value, end of period...................................   $      $  9.24    $  9.62    $  9.99   $  9.57

                                                                    ===    =======    =======    =======   =======
Total return (b).................................................     %       2.68%      1.72%     10.57%     6.72%

                                                                    ===    =======    =======    =======   =======
Ratios to average net assets/supple-mental data:
Net assets, end of period (in 000's).............................   $      $40,105    $51,465    $43,281   $34,999
Ratio of operating expenses to average net assets................     %       0.99%      0.97%      0.96%     0.96%
Ratio of net investment income to average net assets.............     %       6.10%      5.77%      5.93%     6.34%
Portfolio turnover rate..........................................     %        205%       142%       222%      279%
Ratio of operating expenses to average net assets without waivers     %       0.99%      0.97%      0.96%     0.96%

--------
(a)The Munder Bond Fund Class K Shares commenced operations on November 23,
   1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.

                                                                    Intermediate Bond Fund(a)
                                                       --------------------------------------------------
                                                        Year      Year       Year       Year       Year
                                                        Ended    Ended      Ended      Ended      Ended
                                                       6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97(c)
                                                       ------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.................. $        $   9.26   $   9.50   $   9.33   $   9.31
                                                       ------   --------   --------   --------   --------
Income from investment operations:
Net investment income.................................              0.51       0.51       0.55       0.55
Net realized and unrealized gain/(loss) on investments             (0.17)     (0.24)      0.15       0.02
                                                       ------   --------   --------   --------   --------
Total from investment operations......................              0.34       0.27       0.70       0.57
                                                       ------   --------   --------   --------   --------
Less distributions:
Dividends from net investment income..................             (0.52)     (0.51)     (0.53)     (0.55)
                                                       ------   --------   --------   --------   --------
Total distributions...................................             (0.52)     (0.51)     (0.53)     (0.55)
                                                       ------   --------   --------   --------   --------
Net asset value, end of period........................ $        $   9.08   $   9.26   $   9.50   $   9.33
                                                       ======   ========   ========   ========   ========
Total return (b)......................................      %       3.80%      2.83%      7.73%      6.34%
                                                       ======   ========   ========   ========   ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).................. $        $268,001   $339,622   $355,840   $325,331
Ratio of operating expenses to average net assets.....      %       0.96%      0.95%      0.93%      0.93%
Ratio of net investment income to average net assets..      %       5.63%      5.38%      5.77%      5.91%
Portfolio turnover rate...............................      %        130%       128%       194%       325%
Ratio of operating expenses to average net assets
 without waivers......................................      %       0.96%      0.95%      0.93%      0.93%

--------
(a)The Munder Intermediate Bond Fund Class K Shares commenced operations on November 20, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.

                                                                             International Bond Fund(a)
                                                                  --------------------------------------------
                                                                   Year      Year       Year     Year   Period
                                                                   Ended    Ended      Ended     Ended   Ended
                                                                  6/30/01 6/30/00(d) 6/30/99(d) 6/30/98 6/30/97
                                                                  ------- ---------- ---------- ------- -------
Net asset value, beginning of period.............................   $       $ 9.75     $ 9.67   $ 9.83   $9.54
                                                                    ---     ------     ------   ------   -----
Income from investment operations:
Net investment income............................................             0.28       0.31     0.19    0.09
Net realized and unrealized gain/(loss) on investments...........            (0.24)      0.10    (0.11)   0.20
                                                                    ---     ------     ------   ------   -----
Total from investment operations.................................             0.04       0.41     0.08    0.29
                                                                    ---     ------     ------   ------   -----
Less distributions:
Dividends from net investment income.............................            (0.50)     (0.18)   (0.22)      -
Distributions from net realized gains............................               --      (0.15)   (0.02)      -
                                                                    ---     ------     ------   ------   -----
Total distributions..............................................            (0.50)     (0.33)   (0.24)      -
                                                                    ---     ------     ------   ------   -----
Net asset value, end of period...................................   $       $ 9.29     $ 9.75   $ 9.67   $9.83
                                                                    ===     ======     ======   ======   =====
Total return (b).................................................     %       0.24%      3.92%    0.80%   3.04%
                                                                    ===     ======     ======   ======   =====
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................   $       $   44     $   27   $   77   $ 103
Ratio of operating expenses to average net assets................     %       1.16%      1.14%    1.11%   1.14%(c)
Ratio of net investment income to average net assets.............     %       2.94%      3.03%    3.53%   3.61%(c)
Portfolio turnover rate..........................................     %        138%        59%      81%     75%
Ratio of operating expenses to average net assets without waivers     %       1.16%      1.14%    1.11%   1.18%(c)

--------
(a)The Munder International Bond Fund Class K Shares commenced operations on March 25, 1997.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                   U.S. Government Income Fund(a)
                                                       ---------------------------------------------------
                                                        Year      Year          Year     Year      Year
                                                        Ended    Ended         Ended     Ended     Ended
                                                       6/30/01 6/30/00(c)    6/30/99(c) 6/30/98   6/30/97
                                                       ------- ----------    ---------- --------  --------
Net asset value, beginning of period.................. $        $  10.03      $  10.38  $  10.09  $   9.98
                                                       -------  --------      --------  --------  --------
Income from investment operations:
Net investment income.................................              0.60          0.59      0.60      0.65
Net realized and unrealized gain/(loss) on investments             (0.24)        (0.37)     0.36      0.07
                                                       -------  --------      --------  --------  --------
Total from investment operations......................              0.36          0.22      0.96      0.72
                                                       -------  --------      --------  --------  --------
Less distributions:
Dividends from net investment income..................             (0.60)        (0.55)    (0.61)    (0.61)
Distributions from net realized gains.................             (0.00)(d)     (0.01)    (0.06)    (0.00)(d)
Distributions in excess of net realized gains.........             (0.00)(d)     (0.01)        -         -
                                                       -------  --------      --------  --------  --------
Total distributions...................................             (0.60)        (0.57)    (0.67)    (0.61)
                                                       -------  --------      --------  --------  --------
Net asset value, end of period........................ $        $   9.79      $  10.03  $  10.38  $  10.09
                                                       =======  ========      ========  ========  ========
Total return (b)......................................       %      3.74%         2.11%     9.70%     7.49%
                                                       =======  ========      ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).................. $        $177,334      $213,327  $219,724  $197,479
Ratio of operating expenses to average net assets.....       %      0.97%         0.96%     0.94%     0.96%
Ratio of net investment income to average net assets..       %      6.07%         5.74%     6.00%     6.51%
Portfolio turnover rate...............................       %        15%           23%       85%      130%
Ratio of operating expenses to average net assets
 without waivers......................................       %      0.97%         0.96%     0.94%     0.96%

--------
(a)The Munder U.S. Government Income Fund Class K Shares commenced operations on July 5, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.

                                                                           Michigan Tax-Free Bond Fund(a)
                                                                  ---------------------------------------------
                                                                   Year    Year       Year     Year       Year
                                                                   Ended   Ended     Ended     Ended     Ended
                                                                  6/30/01 6/30/00  6/30/99(c) 6/30/98  6/30/97(c)
                                                                  ------- -------  ---------- -------  ----------
Net asset value, beginning of period............................. $       $  9.62   $ 10.06   $  9.64   $  9.34
                                                                  ------  -------   -------   -------   -------
Income from investment operations:
Net investment income............................................            0.39      0.39      0.42      0.43
Net realized and unrealized gain/(loss) on investments...........           (0.16)    (0.28)     0.44      0.30
                                                                  ------  -------   -------   -------   -------
Total from investment operations.................................            0.23      0.11      0.86      0.73
                                                                  ------  -------   -------   -------   -------
Less distributions:
Dividends from net investment income.............................           (0.40)    (0.39)    (0.42)    (0.43)
Distributions from net realized gains............................               -     (0.16)    (0.02)    (0.00)(d)
                                                                  ------  -------   -------   -------   -------
Total distributions..............................................           (0.40)    (0.55)    (0.44)    (0.43)
                                                                  ------  -------   -------   -------   -------
Net asset value, end of period................................... $       $  9.45   $  9.62   $ 10.06   $  9.64
                                                                  ======  =======   =======   =======   =======
Total return (b).................................................      %     2.48%     0.99%     9.02%     8.00%
                                                                  ======  =======   =======   =======   =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................. $       $45,515   $64,065   $57,574   $43,316
Ratio of operating expenses to average net assets................      %     1.03%     1.00%     0.98%     0.88%
Ratio of net investment income to average net assets.............      %     4.14%     3.89%     4.29%     4.57%
Portfolio turnover rate..........................................      %       13%       33%       34%       19%
Ratio of operating expenses to average net assets without waivers      %     1.03%     1.00%     0.98%     1.02%

--------
(a)The Munder Michigan Tax-Free Bond Fund Class K Shares commenced operations on January 3, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.

                                                                                Tax-Free Bond Fund(a)
                                                                  ------------------------------------------------
                                                                   Year      Year     Year      Year        Year
                                                                   Ended    Ended     Ended     Ended      Ended
                                                                  6/30/01 6/30/00(c) 6/30/99   6/30/98   6/30/97(c)
                                                                  ------- ---------- --------  --------  ----------
Net asset value, beginning of period............................. $        $  10.03  $  10.74  $  10.52   $  10.35
                                                                  ------   --------  --------  --------   --------
Income from investment operations:
Net investment income............................................              0.41      0.42      0.49       0.47
Net realized and unrealized gain on investments..................             (0.15)    (0.32)     0.38       0.25
                                                                  ------   --------  --------  --------   --------
Total from investment operations.................................              0.26      0.10      0.87       0.72
                                                                  ------   --------  --------  --------   --------
Less distributions:
Dividends from net investment income.............................             (0.42)    (0.42)    (0.49)     (0.47)
Distributions from net realized gains............................             (0.08)    (0.39)    (0.16)     (0.08)
                                                                  ------   --------  --------  --------   --------
Total distributions..............................................             (0.50)    (0.81)    (0.65)     (0.55)
                                                                  ------   --------  --------  --------   --------
Net asset value, end of period................................... $        $   9.79  $  10.03  $  10.74   $  10.52
                                                                  ======   ========  ========  ========   ========
Total return (b).................................................      %       2.73%     0.82%     8.43%      7.13%
                                                                  ======   ========  ========  ========   ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................. $        $134,676  $173,863  $194,077   $190,243
Ratio of operating expenses to average net assets................      %       1.00%     0.98%     0.93%      0.95%
Ratio of net investment income to average net assets.............      %       4.26%     3.94%     4.60%      4.52%
Portfolio turnover rate..........................................      %          6%       32%       61%        45%
Ratio of operating expenses to average net assets without waivers      %       1.00%     0.98%     0.93%      0.95%

--------
(a)The Munder Tax-Free Bond Fund Class K Shares commenced operations on July 5, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.

                                                                        Tax-Free Short-Intermediate Bond Fund(a)
                                                                  ----------------------------------------------------
                                                                   Year      Year          Year     Year        Year
                                                                   Ended    Ended         Ended     Ended      Ended
                                                                  6/30/01 6/30/00(c)    6/30/99(c) 6/30/98   6/30/97(c)
                                                                  ------- ----------    ---------- --------  ----------
Net asset value, beginning of period............................. $        $  10.22      $  10.46  $  10.41   $  10.34
                                                                  ------   --------      --------  --------   --------
Income from investment operations:
Net investment income............................................              0.38          0.38      0.43       0.41
Net realized and unrealized gain/(loss) on investments...........             (0.12)        (0.14)     0.13       0.10
                                                                  ------   --------      --------  --------   --------
Total from investment operations.................................              0.26          0.24      0.56       0.51
                                                                  ------   --------      --------  --------   --------
Less distributions:
Dividends from net investment income.............................             (0.38)        (0.38)    (0.42)     (0.41)
Distributions from net realized gains............................             (0.05)        (0.10)    (0.09)     (0.03)
Distributions in excess of net realized gains....................             (0.00)(d)         -         -          -
                                                                  ------   --------      --------  --------   --------
Total distributions..............................................             (0.43)        (0.48)    (0.51)     (0.44)
                                                                  ------   --------      --------  --------   --------
Net asset value, end of period................................... $        $  10.05      $  10.22  $  10.46   $  10.41
                                                                  ======   ========      ========  ========   ========
Total return (b).................................................      %       2.68%         2.27%     5.44%      5.04%
                                                                  ======   ========      ========  ========   ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................. $        $201,005      $268,948  $295,601   $283,641
Ratio of operating expenses to average net assets................      %       0.97%         0.96%     0.94%      0.93%
Ratio of net investment income to average net assets.............      %       3.75%         3.63%     4.07%      3.96%
Portfolio turnover rate..........................................      %         15%           25%       27%        31%
Ratio of operating expenses to average net assets without waivers      %       0.97%         0.96%     0.94%      0.93%

--------
(a)The Munder Tax-Free Short-Intermediate Bond Fund Class K Shares commenced operations on February 9, 1987.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.

                                                                              Cash Investment Fund(a)
                                                                  ----------------------------------------------
                                                                   Year    Year      Year      Year      Year
                                                                   Ended   Ended     Ended     Ended     Ended
                                                                  6/30/01 6/30/00   6/30/99   6/30/98   6/30/97
                                                                  ------- --------  --------  --------  --------
Net asset value, beginning of period............................. $       $   1.00  $   1.00  $   1.00  $   1.00
                                                                  ------  --------  --------  --------  --------
Income from investment operations:
Net investment income............................................            0.051     0.046     0.050     0.048
                                                                  ------  --------  --------  --------  --------
Total from investment operations.................................            0.051     0.046     0.050     0.048
                                                                  ------  --------  --------  --------  --------
Less distributions:
Dividends from net investment income.............................           (0.051)   (0.046)   (0.050)   (0.048)
                                                                  ------  --------  --------  --------  --------
Total distributions..............................................           (0.051)   (0.046)   (0.050)   (0.048)
                                                                  ------  --------  --------  --------  --------
Net asset value, end of period................................... $       $   1.00  $   1.00  $   1.00  $   1.00
                                                                  ======  ========  ========  ========  ========
Total return (b).................................................      %      5.23%     4.68%     5.14%     4.90%
                                                                  ======  ========  ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................. $       $811,582  $869,709  $672,842  $599,858
Ratio of operating expenses to average net assets................      %      0.70%     0.68%     0.66%     0.70%
Ratio of net investment income to average net assets.............      %      5.11%     4.57%     5.02%     4.81%
Ratio of operating expenses to average net assets without waivers      %      0.70%     0.68%     0.66%     0.70%

--------
(a)The Munder Cash Investment Fund Class K Shares commenced operations on November 23, 1992.
(b)Total return represents aggregate total return for the period indicated.

                                                                           Tax-Free Money Market Fund(a)
                                                                  ----------------------------------------------
                                                                   Year    Year      Year      Year      Year
                                                                   Ended   Ended     Ended     Ended     Ended
                                                                  6/30/01 6/30/00   6/30/99   6/30/98   6/30/97
                                                                  ------- --------  --------  --------  --------
Net asset value, beginning of period............................. $       $   1.00  $   1.00  $   1.00  $   1.00
                                                                  ------  --------  --------  --------  --------
Income from investment operations:
Net investment income............................................            0.030     0.026     0.029     0.028
                                                                  ------  --------  --------  --------  --------
Total from investment operations.................................            0.030     0.026     0.029     0.028
                                                                  ------  --------  --------  --------  --------
Less distributions:
Dividends from net investment income.............................           (0.030)   (0.026)   (0.029)   (0.028)
                                                                  ------  --------  --------  --------  --------
Total distributions..............................................           (0.030)   (0.026)   (0.029)   (0.028)
                                                                  ------  --------  --------  --------  --------
Net asset value, end of period................................... $       $   1.00  $   1.00  $   1.00  $   1.00
                                                                  ======  ========  ========  ========  ========
Total return (b).................................................      %      3.04%     2.61%     2.98%     2.90%
                                                                  ======  ========  ========  ========  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................. $       $229,726  $289,536  $205,600  $226,782
Ratio of operating expenses to average net assets................      %      0.71%     0.70%     0.69%     0.68%
Ratio of net investment income to average net assets.............      %      2.99%     2.57%     2.93%     2.86%
Ratio of operating expenses to average net assets without waivers      %      0.71%     0.70%     0.69%     0.68%

--------
(a)The Munder Tax-Free Money Market Fund Class K Shares commenced operations on November 23, 1992.
(b)Total return represents aggregate total return for the period indicated.

                                                                       U.S. Treasury Money Market Fund(a)
                                                                  --------------------------------------------
                                                                   Year    Year       Year     Year     Year
                                                                   Ended   Ended     Ended     Ended    Ended
                                                                  6/30/01 6/30/00  6/30/99(f) 6/30/98  6/30/97
                                                                  ------- -------  ---------- -------  -------
Net asset value, beginning of period............................. $       $  1.00   $  1.00   $  1.00  $  1.00
                                                                  ------  -------   -------   -------  -------
Income from investment operations:
Net investment income............................................           0.047     0.042     0.048    0.047
Net realized and unrealized gain (loss) on investments...........           0.000     0.000     0.000    0.000
                                                                  ------  -------   -------   -------  -------
Tot al from investment operations................................           0.047     0.042     0.048    0.047
                                                                  ------  -------   -------   -------  -------
Less distributions:
Dividends from net investment income.............................          (0.047)   (0.042)   (0.048)  (0.047)
                                                                  ------  -------   -------   -------  -------
Total distributions..............................................          (0.047)   (0.042)   (0.048)  (0.047)
                                                                  ------  -------   -------   -------  -------
Net asset value, end of period................................... $       $  1.00   $  1.00   $  1.00  $  1.00
                                                                  ======  =======   =======   =======  =======
Total return (b).................................................      %     4.77%     4.33%     4.87%    4.73%
                                                                  ======  =======   =======   =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................. $       $ 3,440   $ 1,779   $41,247  $41,877
Ratio of operating expenses to average net assets................      %     0.76%     0.73%     0.72%    0.69%
Ratio of net investment income to average net assets.............      %     4.65%     4.23%     4.77%    4.64%
Ratio of operating expenses to average net assets without waivers      %     0.76%     0.73%     0.72%    0.69%

--------
(a)The Munder Fund U.S. Treasury Money Market Fund Class K Shares commenced operations on November 25, 1992.
(b)Total return represents aggregate total return for the period indicated.-

             More information about the Funds is available free upon request, including the following:

             ANNUAL/SEMI-ANNUAL REPORTS
             You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

             STATEMENT OF ADDITIONAL INFORMATION
             Provides more details about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus)


               To Obtain Information:

               BY TELEPHONE
               Call 1-800-438-5789

               BY MAIL
               Write to:
               The Munder Funds
               c/o PFPC Global Fund Services
               P.O. Box 9701
               Providence, RI 02940-9701

               BY OVERNIGHT DELIVERY TO:
               The Munder Funds
               c/o PFPC Global Fund Services
               4400 Computer Drive
               Westborough, MA 01581

               ON THE INTERNET
               Text-only versions of fund documents can be viewed online or downloaded from:

                   SECURITIES AND EXCHANGE COMMISSION
                   http://www.sec.gov

               You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

               You may also find more information about the Funds on the Internet at: http://www.munderfunds.com. This website is not considered part of the prospectus.


             PROK201

             SEC File Numbers: 811-7346, 811-5899, 811-7897



--------------------------------------------------------------------------------

                                                                      Prospectus

                                                                  CLASS Y SHARES


                                                                October   , 2001










                                                         The Munder Equity Funds
                                                                        Balanced
                                                                   Bio(Tech)/2 /
                                                                 Digital Economy


                                        Focus Growth (formerly Equity Selection)
                                                               Future Technology
                                                            International Equity
                                                            International NetNet

                                        Large-Cap Value (formerly Equity Income)

                                                                Micro-Cap Equity
                                   MidCap Select (formerly Growth Opportunities)
                                                             Multi-Season Growth
                                                                          NetNet
                                                                      Power Plus
                                                   Real Estate Equity Investment
                                                                 Small-Cap Value
                                                            Small Company Growth

                                                    The Munder Framlington Funds
                                                    Framlington Emerging Markets
                                           Framlington Global Financial Services
                                                          Framlington Healthcare
                                                Framlington International Growth

                                                         The Munder Income Funds
                                                                            Bond
                                                               Intermediate Bond
                                                              International Bond
                                                          U.S. Government Income
                                                          Michigan Tax-Free Bond
                                                                   Tax-Free Bond
                                                Tax-Free Short-Intermediate Bond

                                                   The Munder Money Market Funds
                                                                 Cash Investment
                                                                    Money Market
                                                           Tax-Free Money Market
                                                      U.S. Treasury Money Market

                           As with all mutual funds, the Securities and Exchange
                     Commission has not approved or disapproved these securities nor passed upon the accuracy or adequacy of this prospectus.
                                    It is a criminal offense to state otherwise.



--------------------------------------------------------------------------------

        [LOGO] Munder Logo

TABLE OF CONTENTS


        2   RISK/RETURN SUMMARY
               . Equity Funds
               . Income Funds
               . Tax-Free Funds
               . Money Market Funds
        66  FEES AND EXPENSES
        70  MORE ABOUT THE FUNDS
        70  GLOSSARY
        71  PRINCIPAL INVESTMENT STRATEGIES AND RISKS
        73  OTHER INVESTMENT STRATEGIES AND RISKS

        77  YOUR INVESTMENT
        77  HOW TO REACH THE FUNDS
        77  PURCHASING SHARES
        78  EXCHANGING SHARES
        78  REDEEMING SHARES
        78  ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES AND REDEMPTIONS
        79  SHAREHOLDER PRIVILEGES

        80  PRICING OF FUND SHARES

        81  DISTRIBUTIONS

        82  FEDERAL TAX CONSIDERATIONS
        82  TAXES ON DISTRIBUTIONS
        82  TAXES ON SALES OR EXCHANGES
        82  OTHER CONSIDERATIONS

        83  MANAGEMENT
        83  INVESTMENT ADVISORS AND SUB-ADVISOR
        85  PORTFOLIO MANAGERS

        87  FINANCIAL HIGHLIGHTS


BACK COVER FOR ADDITIONAL INFORMATION

RISK/RETURN SUMMARY

--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About The Funds."

Certain terms used in this prospectus are defined in the Glossary. Unless otherwise noted, all goals of the Funds are non-fundamental and may be changed by the Funds' Board of Directors/Trustees without shareholder approval.


 EQUITY FUNDS


BALANCED FUND


 GOAL

The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by allocating its assets among three asset groups: equity securities, fixed income securities and cash equivalents.

The Fund normally will invest at least 25% of its assets in fixed income securities and no more than 75% of its assets in equity securities. The Fund will notify shareholders at least 30 days before changing this policy.

The advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

 . general market and economic conditions and trends;

 . interest rates and inflation rates;

 . fiscal and monetary developments; and

 . long-term corporate earnings growth.

The advisor will try to take advantage of changing economic conditions by adjusting the ratio of equity securities to fixed income securities or cash equivalents. For example, if the advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's equity securities holdings and reduce its fixed income securities and cash equivalents holdings.

Stocks are chosen on the basis of above-average and sustainable earnings growth, financial stability and attractive valuation. Bond strategy focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

The Fund's fixed income securities include:

 . U.S. Government securities;

 . obligations of foreign governments;

 . corporate obligations;

 . zero coupon bonds;

 . variable and floating rate securities;

 . mortgage and other asset-backed securities; and

 . stripped securities.

The Fund's fixed income securities are rated investment grade or better. The average dollar-weighted maturity is expected to vary between six to fifteen years.

The Fund's cash equivalents are short-term, high-quality money market instruments and include:

 . commercial paper;

 . bankers' acceptances and certificates of deposit;

 . corporate obligations; and

 . U.S. Government securities.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calender year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.




                                    [CHART]

BALANCED FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1994  -5.19%
1995  23.55%
1996  12.86%
1997  17.98%
1998  10.95%
1999  19.40%

Year-to-date through September 30, 2000: 20.53%

Best Quarter:                               Q4 1998                    14.61%
Worst Quarter:                              Q3 1998                   (9.55)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                        Since
                                                      Inception
                                       1 Year 5 Years (4/13/93)
                 -----------------------------------------------
                 Class Y               19.40% 16.86%   12.19%
                 S&P 500(R) Index/(1)/ 21.03% 28.55%   22.39%
                 60% S&P 500(R)/
                   20% Lehman
                   Aggregate Bond/
                   20% Lehman
                   Credit Index/(1)/   11.74% 20.17%   15.85%

--------
(1)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index of U.S. stock market activity. The Lehman Brothers Aggregate Bond Index is an unmanaged index of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Lehman Brothers Credit Index (formerly known as Lehman Brothers Corporate Bond Index) is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. The Fund has changed its secondary index from a composite of 60% S&P 500(R)/40% Lehman Brothers Gov't/Credit Index to a composite of 60% S&P 500(R)/20% Lehman Brothers Aggregate Bond Index/20% Lehman Brothers Credit Index which better represents the market in which the Fund invests.

BIO(TECH)/2/ FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its goal by investing in equity securities of companies engaged in developing, producing and marketing technologically advanced solutions for the healthcare and medical fields. Although the Fund may invest in foreign companies, most of these companies are currently located in the United States.

The Fund will invest in:

 . biotechnology firms;

 . medical device and instrumentation manufacturers;

 . pharmaceuticals companies;

 . specialty pharmaceuticals, including advanced drug delivery producers;

 . health care information technologies firms; and

 . medical device and instrument manufacturers.

Under normal market conditions, the Fund will invest at least 65% of its assets in companies dedicated to biotechnological solutions for the healthcare and medical fields. Such companies derive at least 50% of sales, earnings or assets from biotechnology products, licenses and services.

The Fund's investments may include foreign securities of companies located in countries with mature markets.

There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. Therefore, the Fund may invest in small companies and may invest without limit in initial public offerings ("IPOs"). It is uncertain whether IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may also purchase and sell futures, options and forward currency exchange contracts.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest primarily in the biotechnology industry and other health care related technologies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transactions costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Derivatives Risk. The Fund may suffer a loss from its use of futures or options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

 PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

DIGITAL ECONOMY FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation while outperforming the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R)") over the long-term.


 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its goal by investing primarily in companies that leverage technology to gain a competitive advantage. Companies using the Internet to improve efficiencies, utilizing technology to increase market-share and profitability, and companies transforming their businesses to become more competitive are all candidates for investment.

Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of companies that are using technology in order to gain a competitive advantage over competing companies. The Fund will attempt to control risk by maintaining sector weightings approximately equal to the S&P 500(R) at all times.

The advisor will identify both new companies and mature companies in various industries that are using technology and technological innovation to become more profitable than their peers. As a result, the Fund will not be limited to companies in traditional technology industries.

The advisor will select stocks of companies that (i) will benefit from changes in technology, (ii) will use technology to gain an enduring competitive advantage, and (iii) are gaining market share and are positioned to be the market leaders of the future.

There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. Therefore, the Fund may invest in small companies and may invest without limit in initial public offerings ("IPOs"). It is uncertain whether IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may invest up to 25% of its assets in foreign securities. The Fund may invest in options, futures contracts and other derivative products.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor regardless of movements in the securities markets.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 .  Technology Risk. The Fund will concentrate its investments in companies that rely significantly on
  technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.

 . IPO Risk. Investments in initial public offerings may result in increased transactions costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Derivatives Risk. The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.


 PERFORMANCE

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

FOCUS GROWTH FUND
(formerly Equity Selection Fund)


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities.

The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

The Fund generally invests in companies with market capitalizations of at least $1 billion.

The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

The Fund may also invest in foreign securities.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Medium-Size Company Stock Risk. The stocks of medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

   FOCUS GROWTH FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)
1999  16.74%

Year-to-date through September 30, 2000: 14.70%

Best Quarter                                Q4 1999                    13.18%
Worst Quarter                               Q3 1999                   (7.72)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                Since
                              Inception
                       1 Year (11/11/98)
-----------------------------------------
Class Y                16.74%   25.98%
S&P 500(R) Index/(1)/  21.03%   19.09%
Russell 1000(R) Growth
  Index/(1)/           33.14%   29.56%

--------
(1)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index of U.S. stock market activity. The Russell 1000(R) Growth Index is an index which measures the performance of those Russell 1000(R) companies (the 1,000 smallest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values. The Fund has changed its primary market index from the S&P 500(R) Index to the Russell 1000(R) Growth Index, which better represents the markets in which the Fund typically invests.

FUTURE TECHNOLOGY FUND


 GOAL

The Fund's goal is to provide capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings.

The products and services provided by technology-related companies may include: computer hardware and software, communications hardware and software, semiconductors, business services, media and information services, and Internet-related services.

In selecting stocks, the advisor will first identify attractive sectors within the technology industry. The advisor will then focus on companies that it believes are current industry leaders or leading companies in developing sectors. Using fundamental analysis, the advisor will look for companies with:

 .  strong market share within their sector; and/or

 .  technologically superior products or services; and

 .  stable or improving revenue growth, earnings growth or order trends.

There is not limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. The Fund may invest in small companies and may invest without limit in initial public offerings ("IPOs"). It is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (1940 Act) and may invest more of its assets in fewer issuers than a "diversified" investment company.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will concentrate its investments in the technology industry. Market or economic factors impacting that industry could have a major effect on the value of the Fund's investments. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

 . Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail to achieve an adequate level of market recognition or acceptance.


 PERFORMANCE

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

INTERNATIONAL EQUITY FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing primarily in foreign securities including American Depositary Receipts (ADRs).

Under normal market conditions, at least 65% of the Fund's assets are invested in equity securities in at least three foreign countries. The Fund mostly invests in mature markets, but may also invest in emerging markets.

The Fund emphasizes companies with a market capitalization of at least $250 million. The Fund then invests in additional securities trading on either a foreign or U.S. stock exchange, which are chosen through an economic modeling process. This process seeks to identify those stocks that will have strong relative performance in their home market.

At least once a quarter, the advisor creates a list of foreign securities and ADRs which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The advisor updates the securities list frequently (at least quarterly), adds new securities to the list if they are eligible and sells securities not on the updated securities list as soon as practicable.

After the advisor creates the securities list, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the advisor believes broader market exposure will benefit the Fund, it will allocate up to 100% of the Fund's assets in first section securities. When the advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.



 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Emerging Markets Risk. Investments by the Fund in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency conditions.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.


 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.




                                    [CHART]

INTERNATIONAL EQUITY FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1992   1.29%
1993  32.51%
1994  -8.35%
1995  14.03%
1996  10.41%
1997   3.37%
1998  13.37%
1999  44.54%

Year-to-date through September 30, 2000: (12.37)%

Best Quarter:  Q4 1999   25.39%
Worst Quarter: Q3 1998 (16.69)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                  Since
                                Inception
                 1 Year 5 Years (12/1/91)
------------------------------------------
Class Y          44.45% 16.35%   13.38%
FTSE World Index
  ex-U.S./(1)/   31.83% 12.67%   10.71%

--------
(1)The FTSE (Financial Times/London Stock Exchange) World Index ex-U.S. (formerly known as the FT/S&P Actuaries World Index ex-U.S.) is an unmanaged index used to portray global equity markets excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross represent each country and includes gross reinvestment of dividends.

INTERNATIONAL NETNET FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its goal by using a growth strategy to invest primarily in foreign companies engaged in the Internet or Intranet related business.

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of foreign companies that are engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses. The Fund will invest in foreign equity securities and ADRs.

The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

There is no limit on the market capitalization of the companies in which the Fund may invest, or in the length of operating history for the companies. The Fund may invest in small companies. The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may invest in emerging markets. The Fund may also purchase and sell options and forward currency exchange contracts.



 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor or the sub-advisor, regardless of movements in the securities markets.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Emerging Markets Risk. Investments by the Fund in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency conditions.

 . Sector Risk. The Fund will invest primarily in foreign companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail to achieve an adequate level of market recognition or acceptance.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . Derivatives Risk. The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.


 PERFORMANCE

As of the date of this prospectus, the Fund has not completed a full calendar year of operations. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

LARGE-CAP VALUE FUND


(formerly Equity Income Fund)



 GOAL


The Fund's goal is to provide long-term capital appreciation and current income.



 PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its goal by investing primarily in companies whose equity securities are trading at a valuation discount relative to the marketplace, their peers and historical levels. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of large-capitalization companies. Large-capitalization companies are companies having a market capitalization within the range of companies included in the Russell 1000 Value Index. As of the date of this prospectus, such capitalizations are
approximately $   billion or greater.





The advisor generally selects large companies with relatively low valuations that it believes possess a catalyst for favorable or improved security values. The advisor may also consider one or more of the following factors:



 . Financial strength and strong fundamentals, including low price to earnings ratios;



 .  Improving earnings estimates and stock price trends;



 .  Quality of management, profitability and industry leadership position;



 .  Current dividend; and



 .  Unrecognized assets.





 PRINCIPAL RISKS


All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.




 . Value Investing Risk. Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

EQUITY INCOME FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1995  34.27%
1996  16.14&
1997  32.35%
1998  10.31%
1999   0.12%

Year-to-date through September 30, 2000: (3.85)%

Best Quarter:  Q4 1998  13.72%
Worst Quarter: Q3 1998 (9.97)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                        Since
                                      Inception
                      1 Year  5 Years (7/5/94)
------------------------------------------------
Class Y               (0.12)% 17.86%   16.03%
Russell 1000(R) Value
  Index/(1)/            7.34% 23.07%   20.65%
S&P 500(R) Index/(1)/  21.03% 28.33%   21.42%

--------
(1)The Russell 1000(R) Value Index is an index which measures the performance of those Russell 1000(R) companies (the 1,000 smallest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. The Fund has changed its primary market index from the S&P 500(R) Index to the Russell 1000(R) Value Index which better represents the market in which the Fund invests. Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index of U.S. stock market activity.

MICRO-CAP EQUITY FUND


 GOAL

The Fund's goal is to provide capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities of micro-capitalization companies. Micro-capitalization companies means companies having market capitalizations within the range of the companies in the Wilshire Micro-Cap Index. As of the date of this prospectus, such capitalizations do not exceed approximately $300 million, which is considerably less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor will choose companies that:

 .  present the ability to grow significantly over the next several years;

 . may benefit from changes in technology, regulations and industry sector trends; and

 .  are still in the developmental stage and may have limited product lines.

There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may also invest in equity securities of larger capitalization companies. The Fund may invest without limit in initial public offerings ("IPOs") of micro-capitalization companies, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail to achieve an adequate level of market recognition or acceptance.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

MICRO-CAP EQUITY FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1997  71.60%
1998  -5.58%
1999  75.00%

Year-to-date through September 30, 2000: 2.84%

Best Quarter:  Q4 1999   47.89%
Worst Quarter: Q3 1998 (28.33)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                       Since
                                      Inception
                              1 Year (12/26/96)
------------------------------------------------
Class Y                       75.00%   41.83%
Wilshire Micro-Cap Index/(1)/ 40.86%   17.40%

--------
(1)The Wilshire Micro-Cap Index consists of all issues in the Wilshire 5000 Index that rank below the 2,501st company based on size. The Wilshire 5000 Index contains all publicly traded U.S. stocks, but excludes REITS and limited partnerships.

MIDCAP SELECT FUND
(formerly Growth Opportunities Fund)


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in the equity securities of mid capitalization companies. Mid capitalization companies means companies having a market capitalization within the range of companies included in the S&P MidCap 400(R) Index. As of the date of this prospectus, such capitalizations are between approximately $100 million and $9 billion.

Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 10,000 companies over the past three years and investing in approximately 50 to 100 companies based on:

 .  superior earnings growth;

 .  financial stability;

 .  relative market value; and

 .  price changes compared to the S&Ps MidCap 400 Index.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies' stocks typically are traded in a lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

  MIDCAP SELECT FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1999  31.62%

Year-to-date through September 30, 2000: 32.53%

Best Quarter:  Q4 1999  24.95%
Worst Quarter: Q1 1999 (7.77)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                          Since
                                        Inception
                                 1 Year (6/24/98)
-------------------------------------------------
Class Y                          31.62%  17.04%
S&P MidCap 400(R) Index/(1)/\\\\ 14.71%  12.97%

--------
(1)Standard & Poor's MidCap 400 Index is a capitalization-weighted index of that measures the performance of the mid-range sector of the U.S. stock market.

MULTI-SEASON GROWTH FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

The advisor chooses the Fund's investments by reviewing the earnings growth of approximately 5,500 companies over the past five years and investing in approximately 50 to 100 companies based on:

 . superior earnings growth;

 . financial stability;

 . relative market value; and

 . price changes compared to the S&P 500.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risk:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

MULTI-SEASON GROWTH FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1994  -2.17%
1995  32.59%
1996  22.58%
1997  30.49%
1998  15.37%
1999  11.54%

Year-to-date through September 30, 2000: (1.49)%

Best Quarter:  Q4 1998   19.83%
Worst Quarter: Q3 1998 (14.13)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                           Since
                                         Inception
                          1 Year 5 Years (8/16/93)
--------------------------------------------------
Class Y                   11.54% 22.24%   17.53%
S&P 500(R) Index/(1)/\\\\ 21.03% 28.55%   22.48%

--------
(1)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index of U.S. stock market activity.

NETNET FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its goal by investing primarily in companies engaged in the Internet and Intranet related business.

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that are engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses.

The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

There is no limit on the market capitalization of the companies the Fund may invest in, or in the length of operating history for the companies. The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may also invest in foreign securities and purchase and sell options.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Derivatives Risk. The Fund may suffer a loss from its use of options, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

NETNET FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1997   30.43%
1998   98.48%
1999  176.58%

Year-to-date through September 30, 2000: (14.45)%

Best Quarter:  Q4 1999   79.81%
Worst Quarter: Q1 1997 (19.15)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                       Since
                                                     Inception
                                             1 Year  (6/1/98)
                 ---------------------------------------------
                 Class Y                    176.58%    93.72%
                 S&P 500(R) Index/(1)/       21.04%    20.46%
                 Russell 2000(R) Index/(1)/  21.26%    17.78%
                 Inter@ctive Week Internet
                   Index 100/(1)/           1068.29%  172.11%

--------
(1)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index of U.S. stock market activity. Russell 2000(R) Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ. The Inter@ctive Week Internet Index 100 is an unmanaged index of 100 companies considered by Inter@ctive Week magazine to be key drivers in the internet industry. The Fund has changed its primary index from the Russell 2000(R) Index to the S&P 500(R) Index which better represents the market in which the Fund invests.

POWER PLUS FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGY

The Fund pursues it goal by investing in equity securities of U.S. and non-U.S. companies considered by the portfolio managers of the Fund to significantly benefit from or derive revenue from non-regulated energy or power-related activities. The Fund will invest in small, medium and large capitalization companies.

Under normal market conditions, the Fund will invest at least 80% of its total assets in companies that are primarily engaged in non-regulated energy and power activities, which are companies for which at least 50% of its sales, earnings or assets arise from or are dedicated to non-regulated energy or power activities. Energy-related activities may involve:

 .  conventional sources of energy such as oil, natural gas and coal, and

 . renewable sources of energy such as geothermal, biomass, solar and wind power.

Power-related activities include:

 .  power generation from independent power producers and others, and

 .  power technology.

Power technology is broadly defined to encompass all aspects of generating, monitoring, conditioning (i.e., improving power quality) and delivering power such as fuel cells, microturbines, flywheel storage devices, superconductors and uninterruptible power supply products.

The Fund may invest, on a direct or indirect basis, up to 10% of its total assets in equity securities of privately-owned energy and power-related companies that plan to conduct an IPO within several years from the time the Fund makes its investment.

The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund.

The advisor selects companies on a "bottom up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The advisor evaluates companies, analyzing a number of factors, including the growth prospects of an energy or power-related company relative to the price of its stock and companies that are at the leading edge of new developments in the energy or power sectors.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Technology Risk. The Fund will invest in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the Fund's investments. The value of stocks of these companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and completion. Technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the stock market.


 PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and, therefore, does not have annual returns for a full calendar year. For this reason, a bar chart and performance table showing performance information and information on the Fund's best and worst calendar quarters is not provided in this prospectus.

REAL ESTATE EQUITY INVESTMENT FUND


 GOAL

The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry.

A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations.

The companies in which the Fund primarily invests include:

 . equity real estate investment trusts ("REITS") (only if they are traded on a securities exchange or NASDAQ);

 .  brokers, home builders and real estate developers;

 . companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies);

 .  manufacturers and distributors of building supplies;

 .  mortgage REITS; and

 .  financial institutions which issue or service mortgages.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will concentrate its investments in the real estate industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

REAL ESTATE EQUITY INVESTMENT FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1995   11.98%
1996   34.43%
1997   22.40%
1998  -16.91%
1999   -4.62%

Year-to-date through September 30, 2000: 18.91%

Best Quarter:  Q4 1996   17.88%
Worst Quarter: Q3 1999 (10.27)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                   Since
                                  Inception
                 1 Year  5 Years (10/3/94)
-------------------------------------------
Class Y          (4.62)%  7.87%    7.96%
NAREIT
  Index/(1)/\\\\ (4.62)%  8.09%    8.61%

--------
(1) NationalAssociation of Real Estate Investment Trusts ("NAREIT") are equity real estate investment trusts which are defined as those which derive more than 75% of their income from equity investments in real estate assets. The NAREIT Equity Index includes all tax qualified real estate investment trusts listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market System.

SMALL-CAP VALUE FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies. Small capitalization companies means companies with market capitalizations within the range of the companies in the Russell 2000 Index. As of the date of this prospectus, such capitalizations do not exceed approximately $1.5 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in equity securities of companies that the advisor believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the advisor considers these factors, among others, in choosing companies:

 .  a stable or improving earnings record;

 .  sound finances;

 .  above-average growth prospects;

 .  participation in a fast growing industry;

 .  strategic niche position in a specialized market; and

 .  adequate capitalization.

The Fund may also invest in equity securities of larger capitalization companies.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

SMALL-CAP VALUE FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1997  44.49%
1998  -6.46%
1999  -4.92%

Year-to-date through September 30, 2000: 11.05%

Best Quarter:  Q3 1997   22.59%
Worst Quarter: Q3 1998 (19.92)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                               Since
                                             Inception
                                     1 Year  (12/26/96)
-------------------------------------------------------
Class Y                              (4.92)%    8.96%
Russell 2000(R) Index/(1)/\\\\        21.26%   13.08%
Russell 2000(R) Value Index/(1)/\\\\ (1.49)%    6.69%

--------
(1)The Russell 2000(R) Value Index is an unmanaged index which measures the performance of those Russell 2000(R) companies with lower price-to-back ratios and lower forecasted growth rates. The Russell 2000(R) Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ. The Fund has changed its primary index from the Russell 2000(R) Index to the Russell 2000(R) Value Index which better represents the market in which the Fund invests.-

SMALL COMPANY GROWTH FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The advisor considers these factors, among others, in choosing companies:

 .  above-average growth prospects;

 .  participation in a fast-growing industry;

 .  strategic niche position in a specialized market; and

 .  adequate capitalization.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Small Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

SMALL COMPANY GROWTH FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1992  17.80%
1993  13.14%
1994  -2.53%
1995  30.01%
1996  37.17%
1997  25.55%
1998  -7.23%
1999   2.31%

Year-to-date through September 30, 2000: 12.57%

Best Quarter:  Q2 1997   24.09%
Worst Quarter: Q3 1998 (21.02)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                  Since
                                Inception
                 1 Year 5 Years (12/1/91)
------------------------------------------
Class Y           2.31% 16.27%    14.69%
Russell 2000(R)
  Index/(1)/\\\\ 21.26% 16.69%  14.66%\\\\
Russell 2000(R)
  Growth
  Index/(1)/\\\\ 43.10% 18.98%    13.95%

--------
(1)The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 2000(R) Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ. The Fund has changed its primary market index from Russell 2000(R) Index to the Russell 2000(R) Growth Index which better represents the market in which the Fund invests.

FRAMLINGTON EMERGING
MARKETS FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The companies may be identified from research reports, stock screens or personal knowledge of products and services.

A company will be considered to be in an emerging market country if:

 . the company is organized under the laws of, or has a principal office in, an emerging market country;

 .  the company's stock is traded primarily in an emerging market country;

 .  most of the company's assets are in an emerging market country; or

 . most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

The Fund may also invest in foreign securities of companies located in countries with mature markets.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Emerging Markets Risk. Investments by the Fund in foreign securities of issuers in emerging market countries is subject to emerging markets risk. Investing in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency conditions.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calender year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.
When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

FRAMLINGTON EMERGING MARKETS FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1997   13.06%
1998  -27.27%
1999   86.29%

Year-to-date through September 30, 2000: (29.48)%

Best Quarter:  Q4 1999   43.09%
Worst Quarter: Q3 1998 (21.56)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                               Since
                             Inception
                      1 Year (12/31/96)
---------------------------------------
Class Y               86.29%   15.26%
MSCI Emerging Markets
  Free Index/(1)/     66.41%    3.18%
MSCI Emerging Markets
  Index/(1)/\\\\      68.82%    3.91%

--------
(1)The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged index used to measure common stock price movement of freely investable opportunities for foreign investors in emerging markets countries. The MSCI Emerging Markets Index is an unmanaged index used to measure common stock price movements in emerging markets countries. The Fund has changed its primary market index from the MSCI Emerging Markets Index to the MSCI Emerging Markets Free Index which better represents the market in which the Fund invests.

FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industries and companies providing services primarily within the financial services industries. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industries.

Examples of companies in the financial services industry are:

 .  commercial, industrial and investment banks;

 .  savings and loan associations;

 .  brokerage companies;

 .  consumer and industrial finance companies;

 .  real estate and leasing companies;

 .  insurance companies; and

 .  holding companies for each of the above.

A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor evaluates companies, analyzing a number of factors, including the growth prospects of a financial services company relative to the price of its stock.

The sub-advisor allocates assets among countries based on:

 . its analysis of the trends in the financial services industry in particular regions;

 .  the relative valuation of financial services companies in different regions;
   and

 . its assessment of the prospects for a particular equity market and its currency.

Under normal market conditions, the Fund invests at least 65% of its assets in at least three different countries, including the United States. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

The Fund may also enter into forward currency exchange contracts.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest primarily in companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industries. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Derivatives Risk. The Fund may suffer a loss from the Fund's use of forward currency exchange contracts and other forms of derivative instruments. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1999  4.52%

Year-to-date through September 30, 2000: 12.80%

Best Quarter:  Q4 1999   7.35%
Worst Quarter: Q3 1999 (2.52)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                   Since
                                  Inception
                          1 Year (6/24/98)
-------------------------------------------
Class Y                    4.52%    3.42%
MSCI World Index/(1)/\\\\ 25.34%   32.85%
MSCI World Finance
  Index/(1)/\\\\           6.65%    3.37%

--------
(1)The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index used to measure common stock price movement in developed countries. The MSCI World Finance Index is an unmanaged index which follows four sub-sectors (Insurance, Financial Services, Real Estate and Banking) of the MSCI World Index.

FRAMLINGTON HEALTHCARE FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States.

The Fund will invest in:

 .  pharmaceutical producers;

 .  biotechnology firms;

 .  medical device and instrument manufacturers;

 .  distributors of healthcare products;

 .  healthcare providers and managers; and

 .  other healthcare service companies.

Under normal market conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor evaluates companies, analyzing a number of factors, including the growth prospects of a healthcare company relative to the price of its stock and companies that are at the leading edge of new developments in the healthcare industry.

The Fund's investments may include foreign securities of companies located in countries with mature markets.

 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Sector Risk. The Fund will invest primarily in companies which are principally engaged in the healthcare industry and companies providing services primarily within the real estate industry. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

FRAMLINGTON HEALTHCARE FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1997  16.40%
1998   1.26%
1999  39.13%

Year-to-date through September 30, 2000: 112.93%

Best Quarter:                               Q4 1999                    43.93%
Worst Quarter:                              Q3 1998                  (17.15)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                Since
                              Inception
                      1 Year  (12/31/96)
-----------------------------------------
Class Y                39.13%   17.91%
MSCI World Index/(1)/ 25.34%    22.05%
S&P Healthcare
  Composite/(1)/      (8.25)%   23.89%

--------
(1)The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index used to measure common stock price movement in developed countries. The S&P Healthcare Composite is a capitalization-weighted index of all of the stocks in the S&P 500 that are involved in the business of healthcare-related products or services. The Fund has changed the index to which it is compared to better represent the market in which it invests. Previously, the Fund was compared to the S&P Healthcare Composite.

FRAMLINGTON INTERNATIONAL
GROWTH FUND


 GOAL

The Fund's goal is to provide long-term capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries.

The sub-advisor will choose companies that demonstrate:

 .  above-average profitability;

 .  high quality management; and

 .  the ability to grow significantly in their countries.

The sub-advisor selects companies on a "bottom-up approach." This strategy is the search for outstanding performance of individual companies before considering the impact of economic trends. The sub-advisor generally selects stocks of companies that the sub-advisor believes can grow their earnings faster than the market.

The Fund may invest in companies located in countries with mature markets and in those with emerging markets.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Emerging Markets Risk. Investments by the Fund in foreign securities of issuers in emerging market countries is subject to emerging markets risk. Investing in emerging market countries heightens the risks presented by investing in foreign securities and currencies and may result in loss to the Fund. Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small and risky. Investors are often limited in their ability to invest in, and withdraw assets from, these foreign markets. Additional restrictions may be imposed under emergency c onditions.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.




                                    [CHART]

FRAMLINGTON INTERNATIONAL GROWTH FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1997   2.22%
1998  15.64%
1999  45.50%

Year-to-date through September 30, 2000: (11.35)%

Best Quarter:  Q4 1999   26.08%
Worst Quarter: Q3 1998 (17.50)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                              Since
                            Inception
                     1 Year (12/31/96)
---------------------------------------
Class Y              45.50%   19.79%
MSCI EAFE Index/(1)/ 27.30%   16.07%

--------
(1)Morgan Stanley (MSCI) EAFE Index is an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia, New Zealand and countries in the Far East.

 INCOME FUNDS


BOND FUND


 GOAL

The Fund's primary goal is to provide a high level of current income. Its secondary goal is capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities. These may include:

 . U.S. Government securities and repurchase agreements collateralized by such securities;

 .  obligations of state, local and foreign governments;

 .  obligations of domestic and foreign banks;

 .  obligations of domestic and foreign corporations;

 .  zero coupon bonds, debentures and convertible debentures;

 .  mortgage and other asset-backed securities; and

 .  stripped securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issuers. The advisor invests in all bond market sectors and actively trades the portfolio across issuers and sectors.

The Fund's dollar-weighted average maturity will generally range between six and fifteen years.

The Fund will generally purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

BOND FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1992   1.14%
1993  11.17%
1994  -4.09%
1995  17.74%
1996   2.72%
1997   8.85%
1998   8.90%
1999  -2.94%

Year-to-date through September 30, 2000: 6.78%

 Best Quarter:                               Q2 1995                     5.88%
            Worst Quarter:                   Q1 1994                   (3.34)%
Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                       Since
                                     Inception
                     1 Year  5 Years (12/1/91)
-----------------------------------------------
Class Y              (2.94)%  6.83%    5.66%
Lehman Aggregate
  Bond Index/(1)/    (0.83)%  7.73%    6.55%
Lehman Gov't/
  -Credit Index/(1)/ (2.15)%  7.61%    6.58%
50% Lehman
  Aggregate
  Bond/50%
  Lehman Credit
  Index/(1)/         (1.38)%  7.96%    6.84%

--------
(1)The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or better. The Lehman Brothers Government/Credit Index is a weighted composite of (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Credit Index (formerly Lehman Brothers Corporate Bond Index), which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. The Fund has changed its primary market index from the Lehman Brothers Government/Credit Index to the Lehman Brothers Aggregate Bond Index which better represents the market in which the Fund invests.

INTERMEDIATE BOND FUND


 GOAL

The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities. These may include:

 . U.S. Government securities and repurchase agreements collateralized by such securities;

 .  obligations of state, local and foreign governments;

 .  obligations of domestic and foreign banks;

 .  obligations of domestic and foreign corporations;

 .  zero coupon bonds, debentures and convertible debentures;

 .  mortgage and other asset-backed securities; and

 .  stripped securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and analysis of such factors as interest rate relationships, the relative attractiveness of bond market sectors and the characteristics of individual issues.

The Fund's dollar-weighted average maturity will generally range between three and eight years.

The Fund will generally purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

INTERMEDIATE BOND FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1992   6.79%
1993   8.05%
1994  -3.08%
1995  14.01%
1996   3.13%
1997   7.21%
1998   7.21%
1999   0.20%

Year-to-date through September 30, 2000: 6.08%

                         Best Quarter:  Q2 1995   4.55%
                         Worst Quarter: Q1 1994 (2.58)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                 Since
                               Inception
               1 Year  5 Years (12/1/91)
-----------------------------------------
Class Y          0.20%  6.25%    5.50%
Lehman Int.
  Gov't/Credit
  Index/(1)/   (2.15)%  7.61%    6.60%

--------
(1)The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. Government with a maturity between one and ten years and (ii) Lehman Brothers Credit Index (formerly known as the Lehman Brothers Corporate Bond Index), which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collaterized mortgage obligations.

INTERNATIONAL BOND FUND


 GOAL

The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a broad range of bonds and other fixed income securities of foreign issuers. These may include:

 . obligations issued by foreign governments, their agencies, instrumentalities or political subdivisions;

 . obligations issued or guaranteed by supranational organizations (such as the World Bank);

 .  obligations of foreign banks or bank holding companies; and

 .  obligations of foreign corporations.

The Fund will invest in the securities of issuers in at least three foreign countries.

The Fund's strategy focuses on analysis of bond yield relationships and specifically focuses on making allocation decisions based on yield relationships between countries, pricing inefficiencies in the marketplace and yield curve analysis.

The Fund will generally purchase fixed income securities rated investment grade or better and the portfolio's dollar-weighted average maturity will generally range between three and fifteen years.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Foreign Securities Risk. Investments by the Fund in foreign securities may experience greater and more rapid change in value than investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

INTERNATIONAL BOND FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1997  -4.87%
1998  17.64%
1999  -5.42%

Year-to-date through September 30, 2000: (7.17)%

Best Quarter:  Q3 1998   9.51%
Worst Quarter: Q1 1997 (5.51)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                        Since
                                      Inception
                              1 Year  (10/2/96)
------------------------------------------------
Class Y                       (5.42)%   2.52%
Salomon Bros. Non-U.S.
  World Gov't Bond Index/(1)/ (5.07)%   2.40%

--------
(1)The Salomon Brothers Non-U.S. World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, Dm 30 billion and (Yen)2.5 trillion.

U.S. GOVERNMENT INCOME FUND


 GOAL

The Fund's goal is to provide high current income.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a broad range of U.S. Government securities and repurchase agreements relating to such securities.

The Fund's strategy focuses on areas where the advisor believes value can be added. These include credit analysis and an analysis of such factors as interest rate relationships, the relative attractiveness of the government-related sectors of the market and the characteristics of individual issues.

The Fund's dollar-weighted average maturity generally will range between six and fifteen years.

The Fund may also invest in other fixed income securities that are rated Single A or better, or if unrated, are of comparable quality.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risk:

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.



                                    [CHART]

U.S. GOVERNMENT INCOME FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1995  17.49%
1996   3.13%
1997   8.99%
1998   7.50%
1999  -0.88%

Year-to-date through September 30, 2000: 6.64%

Best Quarter:                               Q2 1995                     5.97%
           Worst Quarter:                   Q1 1996                   (2.08)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                      Since
                                    Inception
                    1 Year  5 Years (7/5/94)
----------------------------------------------
Class Y             (0.88)%  7.07%    6.42%
Lehman Gov't Bond
  Index/(1)/        (2.23)%  7.44%    6.63%
Lehman Gov't/Credit
  Index/(1)/\\\\    (2.15)%  7.61%    6.81%

--------
(1)The Lehman Brothers Government Bond Index is an unmanaged index which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government. The Lehman Brothers Government/Credit Index is a weighted composite of (i) Lehman Brothers Government Bond Index, and (ii) Lehman Brothers Credit Index (formerly known as the Lehman Brothers Corporate Bond Index), which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. The Fund has changed its primary index from the Lehman Brothers Government/Credit Index to the Lehman Brothers Government Bond Index which better represents the market in which the Fund invests.

 TAX-FREE FUNDS


MICHIGAN TAX-FREE BOND FUND
(Offered only in the State of Michigan)


 GOAL

The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes and Michigan state income tax as is consistent with prudent investment management and preservation of capital.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal market conditions, at least 80% of the Fund's net assets in municipal obligations issued by the State of Michigan and its political subdivisions. The interest on these obligations is exempt from Federal income taxes and Michigan state income tax.

The Fund will invest primarily in Michigan municipal obligations that have remaining maturities of between three and thirty years. The Fund's dollar-weighted average maturity will generally range between ten and twenty years.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may also invest in other fixed income securities that are rated Single A or better, or if unrated, of comparable quality.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

 . Municipal Securities Risk. The yields of municipal securities may move differently and adversely compared to yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

 . State-Specific Risk. Because the Fund invests primarily in a portfolio of Michigan municipal securities, the Fund is more susceptible to political, economic, regulatory or other factors affecting issuers of Michigan municipal securities than a fund that does not limit its investments to such issuers.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

MICHIGAN TAX-FREE BOND FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1995  17.05%
1996   3.28%
1997   9.76%
1998   5.90%
1999  -3.96%

Year-to-date through September 30, 2000: 7.32%

Best Quarter:                               Q1 1995                     6.78%
Worst Quarter:                              Q2 1999                   (2.81)%
                           Average Annual Total
                           Return
                           (for the periods ended
                           December 31, 1999)
                           -

                                                      Since
                                                    Inception
                                    1 Year  5 Years (1/3/94)
                   -------------------------------------------
                   Class Y          (3.96)%  6.18%    3.73%
                   Lehman Muni
                     Bond 20 Year
                     Index/(1)/       4.67% 42.64%    6.27%
                    1/3 Lehman Muni
                     20 Year/
                    1/3 Lehman Muni
                     15 Year/
                    1/3 Lehman
                    Muni 10
                    Year/(1)/       (2.81)%  7.40%    4.85%

--------
(1)The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 10-year Municipal Bond Index are performance benchmarks for the long-term investment grade tax-exempt bond market.

TAX-FREE BOND FUND


 GOAL

The Fund's goals are to provide a high level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in municipal obligations.

Under normal market conditions, at least 80% of the Fund's net assets will be invested in municipal obligations whose interest is exempt from regular Federal income tax. This fundamental policy may only be changed with shareholder approval.

In selecting securities for the Fund, the advisor places a premium on value and diversifies the Fund's portfolio holdings across maturities, industries and geographic locations.

The Fund invests primarily in intermediate-term and long-term municipal obligations that have remaining maturities of between three and thirty years. The Fund's dollar-weighted average maturity will generally range between ten and twenty years.

The Fund may also invest in other fixed income securities that are rated Single A or better, or if unrated, are of comparable quality.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

TAX-FREE BOND FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1995  16.07%
1996   2.38%
1997  10.13%
1998   5.58%
1999  -3.85%

Year-to-date through September 30, 2000: 6.82%

Best Quarter:  Q1 1995   6.10%
Worst Quarter: Q2 1999 (2.93)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                        Since
                                                      Inception
                                      1 Year  5 Years (7/21/94)
                 -----------------------------------------------
                 Class Y              (3.85)%  5.84%    5.19%
                 Lehman Muni Bond
                   20 Year Index/(1)/   4.67% 42.64%    7.89%
                  1/3 Lehman Muni
                   20 Year/
                    1/3 Lehman Muni
                   15 Year/
                    1/3 Lehman Muni
                   10 Year//(1)/      (2.81)%  7.40%    6.17%

--------
(1)The Lehman Brothers 20-year Municipal Bond Index, 15-year Municipal Bond Index and 10-year Municipal Bond Index are performance benchmarks for the long-term investment grade tax-exempt bond market.

TAX-FREE SHORT-INTERMEDIATE BOND FUND


 GOAL

The Fund's goals are to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goals by investing, under normal market conditions, at least 65% of its total assets in municipal obligations.

Under normal market conditions, at least 80% of the Fund's net assets will be invested in municipal obligations whose interest is exempt from regular Federal income tax.

The Fund generally buys obligations with remaining maturities of five years or less. The Fund's dollar-weighted average maturity will generally range between two and five years.

The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions.

The Fund is "non-diversified" under the 1940 Act and may invest more of its assets in fewer issuers than a "diversified" investment company.

The Fund may also invest in other fixed income securities that are rated Single A or better, or if unrated, are of comparable quality.


 PRINCIPAL RISKS

All investments carry some degree of risk which will affect the value of the Fund's portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Non-Diversified Risk. The Fund may invest more of its assets in fewer issuers than many other funds do, may be more susceptible to adverse developments affecting any single issuer, and may be more susceptible to greater losses because of these developments.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.




                                    [CHART]

TAX-FREE SHORT-INTERMEDIATE BOND FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1993   7.05%
1994  -2.49%
1995  11.71%
1996   3.18%
1997   5.88%
1998   4.94%
1999   0.15%

Year-to-date through September 30, 2000: 4.05%

Best Quarter:                               Q1 1995                     4.68%
           Worst Quarter:                   Q1 1994                   (3.22)%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                   Since
                                 Inception
                  1 Year 5 Years (12/17/92)
--------------------------------------------
Class Y            0.15%   5.10%      4.29%
Lehman Mutual
  Fund Int. Short
  Muni Index/(1)/ 0.87%   6.31%   N/A/(2)/

--------
(1)The Lehman Brothers Mutual Fund Intermediate Short Muni Index is an unmanaged index that covers multiple sectors of the municipal bond universe with maturities between one and 10 years.
(2)The index did not exist until 1993.

 MONEY MARKET FUNDS


CASH INVESTMENT FUND


 GOAL

The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing in a broad range of U.S.
dollar-denominated money market instruments.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.


 PRINCIPAL RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interset rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.




                                    [CHART]

CASH INVESTMENT FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1991  5.77%
1992  3.34%
1993  2.72%
1994  3.78%
1995  5.58%
1996  5.02%
1997  5.19%
1998  5.19%
1999  4.83%

Year-to-date through September 30, 2000: 4.42%

Best Quarter:  Q1 1991 1.62%
Worst Quarter: Q2 1993 0.66%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                         Since
                       Inception
        1 Year 5 Years (3/14/90)
---------------------------------
Class Y 4.83%   5.17%    4.88%

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield.

MONEY MARKET FUND


 GOAL

The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund's goal is "fundamental" and cannot be changed without a shareholder vote.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing in a broad range of U.S.
dollar-denominated money market instruments.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund's investments may include fixed and variable rate securities.


 PRINCIPAL RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

MONEY MARKET FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1994  3.68%
1995  5.20%
1996  4.94%
1997  5.05%
1998  5.04%
1999  4.63%

Year-to-date through September 30, 2000: 4.25%

Best Quarter:  Q3 1995 1.35%
Worst Quarter: Q1 1994 0.61%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                         Since
                       Inception
        1 Year 5 Years (8/18/93)
---------------------------------
Class Y 4.63%   4.98%    4.63%

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield.

TAX-FREE MONEY MARKET FUND


 GOAL

The Fund's goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing substantially all of its assets in short-term, U.S. dollar-denominated municipal obligations, the interest on which is exempt from regular Federal income tax.

Under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.


 PRINCIPAL RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.



                                    [CHART]

TAX-FREE MONEY MARKET FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1991  4.23%
1992  2.66%
1993  2.06%
1994  2.37%
1995  2.38%
1996  2.99%
1997  3.14%
1998  2.98%
1999  2.77%

Year-to-date through September 30, 2000: 2.65%

                          Best Quarter:  Q1 1991 1.09%
                          Worst Quarter: Q1 1994 0.45%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                                                 Since
                                               Inception
                                1 Year 5 Years (3/14/90)
                        ---------------------------------
                        Class Y 2.77%   3.06%    3.17%

You may call 1-800-438-5789 to obtain the Fund's current 7-day yield.

U.S. TREASURY MONEY MARKET FUND


 GOAL

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.


 PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing its assets solely in short-term bonds, bills and notes, issued by the U.S. Treasury (including "stripped" securities) and in repurchase agreements relating to such obligations.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.


 PRINCIPAL RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risk:

 . Interest Rate Risk. An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 PERFORMANCE

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows the Fund's average annual total returns for different calendar periods over the life of the Fund

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

U.S. TREASURY MONEY MARKET FUND CLASS Y
TOTAL RETURN
(PER CALENDAR YEAR)

1991  5.44%
1992  3.29%
1993  2.60%
1994  3.59%
1995  5.33%
1996  4.83%
1997  4.97%
1998  4.86%
1999  4.41%

Year-to-date through September 30, 2000: 4.08%

                          Best Quarter:  Q1 1991 1.51%
                          Worst Quarter: Q2 1993 0.63%

Average Annual Total Return
(for the periods ended December 31, 1999)
--------------------------------------

                         Since
                       Inception
        1 Year 5 Years (3/14/90)
---------------------------------
Class Y 4.41%   4.88%    4.61%


You may call 1-800-438-5789 to obtain the Fund's current 7-day yield.

 FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold Class Y shares the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases........... None
Maximum Deferred Sales Charge (Load)....................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
Redemption Fees............................................ None
Exchange Fees.............................................. None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) And Examples
The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                     Annual Fund Operating Expenses
                          as a % of Net Assets
                 --------------------------------------- -----
                 Balanced Fund
                 Management Fees........................  .65%
                 Other Expenses.........................  .36%
                                                         -----
                 Total Annual Fund Operating Expenses... 1.01%
                                                         =====
                 Bio(Tech)/2/ Fund
                 Management Fees........................ 1.25%
                 Other Expenses(1)......................  .50%
                                                         -----
                 Total Annual Fund Operating Expenses... 1.75%
                                                         =====
                 Digital Economy Fund
                 Management Fees........................  .75%
                 Other Expenses(1)......................  .50%
                                                         -----
                 Total Annual Fund Operating Expenses... 1.25%
                                                         =====
                 Focus Growth Fund
                 Management Fees........................  .75%
                 Other Expenses.........................  .41%
                                                         -----
                 Total Annual Fund Operating Expenses... 1.16%
                                                         =====
                 Future Technology Fund
                 Management Fees........................ 1.00%
                 Other Expenses(4)......................  .59%
                                                         -----
                 Total Annual Fund Operating Expenses(4) 1.59%
                                                         =====
                 International Equity Fund
                 Management Fees........................  .75%
                 Other Expenses.........................  .30%
                                                         -----
                 Total Annual Fund Operating Expenses... 1.05%
                                                         =====

   Examples
---------------
1 Year.. $  104
3 Years. $  323
5 Years. $  560
10 Years $1,241

                                 1 Year. $  179
                                 3 Years $  556

                                 1 Year. $  128
                                 3 Years $  399





                                1 Year.. $  119
                                3 Years. $  370
                                5 Years. $  642
                                10 Years $1,415

                                1 Year.. $  163
                                3 Years. $  506
                                5 Years. $  872
                                10 Years $1,901
                                1 Year.. $  126
                                3 Years. $  393
                                5 Years. $  679
                                10 Years $1,496

                                       Annual Fund Operating Expenses
                                            as a % on Net Assets
                                       ------------------------------


                   International NetNet Fund
                   Management Fees..................... 1.25%
                   Other Expenses......................  .58%
                                                        -----
                   Total Annual Fund Operating Expenses 1.83%
                                                        =====



                   Large-Cap Value Fund
                   Management Fees..................... .75%
                   Other Expenses...................... .23%
                                                        ----
                   Total Annual Fund Operating Expenses .98%
                                                        ====

                   Micro-Cap Equity Fund
                   Management Fees..................... 1.00%
                   Other Expenses......................  .43%
                                                        ----
                   Total Annual Fund Operating Expenses 1.43%
                                                        ====



                 MidCap Select Fund
                 Management Fees........................  .75%
                 Other Expenses(2)......................  .48%
                                                         -----
                 Total Annual Fund Operating Expenses(2) 1.23%
                                                         =====


                 Multi-Season Growth Fund
                 Management Fees(3).....................  .92%
                 Other Expenses.........................  .25%
                                                         -----
                 Total Annual Fund Operating Expenses(3) 1.17%
                                                         =====


                   Power Plus Fund
                   Management Fees.....................  .75%
                   Other Expenses(1)...................  .50%
                                                        -----
                   Total Annual Fund Operating Expenses 1.25%
                                                        =====


                   NetNet Fund
                   Management Fees..................... 1.00%
                   Other Expenses                        .41%
                                                        -----
                   Total Annual Fund Operating Expenses 1.41%
                                                        =====

                   Real Estate Equity Investment Fund
                   Management Fees.....................  .74%
                   Other Expenses                        .34%
                                                        -----
                   Total Annual Fund Operating Expenses 1.08%
                                                        =====

                   Small-Cap Value Fund
                   Management Fees.....................  .75%
                   Other Expenses                        .31%
                                                        -----
                   Total Annual Fund Operating Expenses 1.06%
                                                        =====


                                       Examples
                                       --------



                                1 Year.. $  188
                                3 Years. $  581
                                5 Years. $  998
                                10 Years $2,163


                                1 Year.. $  100
                                3 Years. $  314
                                5 Years. $  544
                                10 Years $1,206






                                1 Year.. $  147
                                3 Years. $  459
                                5 Years. $  787
                                10 Years $1,722


                                1 Year.. $  126
                                3 Years. $  393
                                5 Years. $  679
                                10 Years $1,496


                                1 Year.. $  119
                                3 Years. $  370
                                5 Years. $  642
                                10 Years $1,415


                                  1 Year. $128
                                  3 Years $399



                                1 Year.. $  145
                                3 Years. $  449
                                5 Years. $  776
                                10 Years $1,700


                                1 Year.. $  111
                                3 Years. $  345
                                5 Years. $  598
                                10 Years $1,323


                                1 Year.. $  109
                                3 Years. $  339
                                5 Years. $  587
                                10 Years $1,299

                         Annual Fund Operating Expenses
                              as a % on Net Assets
                   ------------------------------------------
                   Small Company Growth Fund
                   Management Fees.....................  .75%
                   Other Expenses......................  .26%
                                                        -----
                   Total Annual Fund Operating Expenses 1.01%
                                                        =====

                 Framlington Emerging Markets Fund
                 Management Fees........................ 1.25%
                 Other Expenses(2)......................   64%
                                                         -----
                 Total Annual Fund Operating Expenses(2) 1.89%
                                                         =====

                Framlington Global Financial Services Fund
                Management Fees...........................  .75%
                Other Expenses(2)......................... 1.31%
                                                           -----
                Total Annual Fund Operating Expenses(2)... 2.06%
                                                           =====

                 Framlington Healthcare Fund
                 Management Fees........................ 1.00%
                 Other Expenses(2)......................  .38%
                                                         -----
                 Total Annual Fund Operating Expenses(2) 1.38%
                                                         =====

                 Framlington International Growth Fund
                 Management Fees........................ 1.00%
                 Other Expenses(2)......................  .46%
                                                         -----
                 Total Annual Fund Operating Expenses(2) 1.46%
                                                         =====

                   Bond Fund
                   Management Fees..................... .50%
                   Other Expenses...................... .24%
                                                        ----
                   Total Annual Fund Operating Expenses .74%
                                                        ====

                   Intermediate Bond Fund
                   Management Fees..................... .50%
                   Other Expenses...................... .21%
                                                        ----
                   Total Annual Fund Operating Expenses .71%
                                                        ====

                   International Bond Fund
                   Management Fees..................... .50%
                   Other Expenses...................... .41%
                                                        ----
                   Total Annual Fund Operating Expenses .91%
                                                        ====

                   U.S. Government Income Fund
                   Management Fees..................... .50%
                   Other Expenses...................... .22%
                                                        ----
                   Total Annual Fund Operating Expenses .72%
                                                        ====

                                   Examples
                                ---------------
                                1 Year.. $  104
                                3 Years. $  323
                                5 Years. $  560
                                10 Years $1,241

                                1 Year.. $  194
                                3 Years. $  599
                                5 Years. $1,030
                                10 Years $2,227

                                1 Year.. $  211
                                3 Years. $  652
                                5 Years. $1,119
                                10 Years $2,408

                                1 Year.. $  141
                                3 Years. $  440
                                5 Years. $  760
                                10 Years $1,666

                                1 Year.. $  141
                                3 Years. $  465
                                5 Years. $  803
                                10 Years $1,756

                                1 Year.. $   76
                                3 Years. $  237
                                5 Years. $  413
                                10 Years $  921

                                1 Year.. $   73
                                3 Years. $  228
                                5 Years. $  396
                                10 Years $  885

                                1 Year.. $   93
                                3 Years. $  291
                                5 Years. $  506
                                10 Years $1,123

                                1 Year.. $   74
                                3 Years. $  231
                                5 Years. $  402
                                10 Years $  897

                        Annual Fund Operating Expenses
                             as a % of Net Assets
                   -----------------------------------------
                   Michigan Tax-Free Bond Fund
                   Management Fees..................... .50%
                   Other Expenses...................... .28%
                                                        ----
                   Total Annual Fund Operating Expenses .78%
                                                        ====

                   Tax-Free Bond Fund
                   Management Fees..................... .50%
                   Other Expenses...................... .25%
                                                        ----
                   Total Annual Fund Operating Expenses .75%
                                                        ====

                   Tax-Free Short-Intermediate Bond Fund
                   Management Fees...................... .50%
                   Other Expenses....................... .22%
                                                         ----
                   Total Annual Fund Operating Expenses. .72%
                                                         ====

                   Cash Investment Fund
                   Management Fees..................... .35%
                   Other Expenses...................... .20%
                                                        ----
                   Total Annual Fund Operating Expenses .55%
                                                        ====

                   Money Market Fund
                   Management Fees..................... .40%
                   Other Expenses...................... .25%
                                                        ----
                   Total Annual Fund Operating Expenses .65%
                                                        ====

                   Tax-Free Money Market Fund
                   Management Fees..................... .35%
                   Other Expenses...................... .21%
                                                        ----
                   Total Annual Fund Operating Expenses .56%
                                                        ====

                   U.S. Treasury Money Market Fund
                   Management Fees..................... .35%
                   Other Expenses...................... .26%
                                                        ----
                   Total Annual Fund Operating Expenses .61%
                                                        ====

                                   Examples
                                ---------------
                                1 Year.. $   80
                                3 Years. $  250
                                5 Years. $  435
                                10 Years $  969

                                1 Year.. $   77
                                3 Years. $  241
                                5 Years. $  418
                                10 Years $  933

                                1 Year.. $   74
                                3 Years. $  231
                                5 Years. $  402
                                10 Years $  897

                                1 Year.. $   56
                                3 Years. $  177
                                5 Years. $  308
                                10 Years $  691

                                1 Year.. $   67
                                3 Years. $  209
                                5 Years. $  363
                                10 Years $  812

                                1 Year.. $   57
                                3 Years. $  180
                                5 Years. $  314
                                10 Years $  703

1 Year.. $   63
3 Years. $  196
5 Years. $  341
10 Years $  764

--------
(1)Other expenses are based on estimated amounts for current fiscal year.
(2)The advisor has voluntarily agreed to reimburse the MidCap Select Fund, the Framlington Emerging Markets Fund, the Framlington Global Financial Services Fund, the Framlington Healthcare Fund and the Framlington International Growth Fund for certain operating expenses. As a result of the expense reimbursements, other operating expenses and total annual fund operating expenses for the current fiscal year are expected to be: .43% and 1.18%, respectively, for the MidCap Select Fund .48% and 1.73%, respectively, for the Framlington Emerging Markets Fund, .50% and 1.25%, respectively, for the Framlington Global Financial Services Fund, .36% and 1.36%, respectively, for the Framlington Healthcare Fund and .44% and 1.44%, respectively, for the Framlington International Growth Fund. The advisor may eliminate all or part of the expense reimbursements at any time.
(3)The advisor has voluntarily agreed to waive a portion of its management fees for the Multi-Season Growth Fund for the current fiscal year. The advisor may eliminate all or part of the fee waiver at any time. As a result of the fee waiver, actual management fees and total annual fund operating expenses for the Multi-Season Growth Fund are expected to be .75% and .99%, respectively.
(4)The expenses have been restated for the current fiscal year to reflect an increase in general operating expenses for the Future Technology Fund.

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------


This section further describes the Funds' principal investment strategies and risks that are summarized in the Risk/Return Summary. The Funds may also invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. The Glossary below explains certain terms used throughout this prospectus.


 GLOSSARY

TYPES OF FUNDS


Equity Funds are the Balanced Fund, Bio(Tech)/2 /Fund, Digital Economy Fund, Focus Growth Fund, Future Technology Fund, International Equity Fund, International NetNet Fund, Large-Cap Value Fund, Micro-Cap Equity Fund, MidCap Select Fund, Multi-Season Growth Fund, NetNet Fund, Power Plus Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Health Care Fund and Framlington International Growth Fund.


Income Funds are the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund.

Tax-Free Funds are the Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund.

Money Market Funds are the Cash Investment Fund, Money Market, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund.

TYPES OF SECURITIES

American Depositary Receipts (ADRs) are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets.

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible securities are bonds or preferred stocks that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the Funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Municipal obligations are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities. They may be payable from the issuer's general revenue, the revenue of a specific project, current revenues or a reserve fund.

RATING AGENCIES AND INDICES

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

S&P 500(R) is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index U.S. stock market activity.


 PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Foreign Securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

   Investment Strategy. Bio(Tech)/2 /Fund, International Equity Fund, International NetNet Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund, Framlington International Growth Fund and International Bond Fund will invest all or a substantial portion of their total assets in foreign securities.

   Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

   Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

   Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

   Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

   A further risk of investing in foreign securities is the risk that a Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

Investment Grade Credit Ratings. A security is considered investment grade if, at the time of purchase, it is rated:

 .  BBB or higher by S&P;

 .  Baa or higher by Moody's;

 .  BBB or higher by Duff & Phelps; or

 .  BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

   Investment Strategy. Fixed income and convertible securities purchased by the Funds will generally be rated at least investment grade, except that the Funds may also invest in unrated securities if the advisor or sub-advisor believes they are comparable in quality.

   Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The advisor or sub-advisor will consider such an event in determining whether the Fund should continue to hold the security.

Credit Quality of the Tax-Free Funds. The Tax-Free Funds will invest in long-term instruments only if they are rated "A" or better by Moody's or S&P or, if unrated, are of comparable quality. These Funds will invest in short-term instruments only if they (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii) if unrated, are of comparable quality.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in the Healthcare Sector by Framlington Healthcare Fund. The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

Investments in the Real Estate Sector by Real Estate Equity Investment Fund. The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one segment of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

Investments by the International NetNet Fund and the NetNet Fund. The International NetNet Fund will invest primarily in foreign companies engaged in the Internet and Intranet related activities. The NetNet Fund will invest primarily in companies engaged in the Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescene caused by scientific and technological advances. The value of a Fund's shares may fluctuate more than shares of a Fund investing in a broader range of industries.

Investments in the Technology Sector by Future Technology Fund. The Future Technology Fund will invest most of its assets in the technology industry, which is particularly affected by rapidly changing technology product cycles, government regulation and competition. Technology stocks especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Investment in the Energy and Power Sectors by the Power Plus Fund. The Fund will invest most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund will be particurlarly vunerable to developements in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Short-Term Trading. The historical portfolio turnover rates for the Funds are shown in the Financial Highlights.

   Investment Strategy. Some Funds may engage in short-term trading of portfolio securities, including, in the case of the Equity Funds, initial public offerings, which may result in increasing the Funds' turnover rate.

   Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from a Fund's performance.

Defensive Investing. Defensive investing occurs when a Fund invests all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

   Investment Strategy. Each Fund may employ defensive investment techniques and investments on a temporary basis.

   Special Risks. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.


 OTHER INVESTMENT STRATEGIES AND RISKS

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contract and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

   Investment Strategy. All Income Funds, Balanced Fund, Framlington Global Financial Services Fund, Money Market Fund and Cash Investment Fund may invest a portion of its assets in Asset-Backed Securities.

   Special Risks. In addition to credit and stock market risk, asset-backed securities involve repayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing and Reverse Repurchase Agreements.Money may be borrowed from banks and reverse repurchase agreements may be entered into with banks and other financial institutions for emergency purposes and redemptions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

   Investment Strategy. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

   Special Risks. Borrowings and reverse repurchase agreements by a Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Derivatives. "Derivative" instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, swaps, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

   Investment Strategy. All Funds (except the U.S. Treasury Money Market Fund) may use derivative instruments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The Funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The Funds will not use derivatives for speculative purposes.

   A Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the Fund's total assets.

   Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no Fund is required to hedge its foreign currency positions.

   The Equity Funds, Income Funds, Tax-Free Free Bond Fund and Michigan Tax-Free Bond Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

   Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;
   (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Guaranteed Investment Contracts. Guaranteed investment contracts are agreements by a Fund to make payments to an insurance company's general account in exchange for a minimum level of interest based on an index.

   Investment Strategy. The Income Funds, Cash Investment Fund and Money Market Fund may invest in guaranteed investment contracts.

   Special Risks. Guaranteed investment contracts are considered illiquid investments and are acquired subject to a Fund's limitation on illiquid investments.

Municipal Obligations. Municipal obligations may include: (i) general obligation bonds issued for various public purposes and supported by the municipal issuer's credit and taxing power; and (ii) revenue bonds whose principal and interest is payable only from the revenues of a particular project or facility.

   Investment Strategy. The Tax-Free Funds
   and Tax-Free Money Market Fund will normally invest at least 80% of their net assets in municipal obligations.

   Special Risks. Industrial revenue bonds depend on the credit standing of a private issuer and may be subject to the federal alternative minimum tax
   (AMT). Although Tax-Free Money Market Fund may invest more than 25% of its net assets in municipal revenue obligations, it does not intend to do so on a regular basis. If it does, it will be riskier than a fund which does not concentrate to such an extent on similar projects.

Securities Lending. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

   Investment Strategy. Each Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 25% of the value of a Fund's total assets (including the loan collateral).

   Special Risks. The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

   Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect a Fund's total returns.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund.

   Investment Strategy. Each Fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests. The Tax-Free Funds and Tax-Free Money Market Fund may hold uninvested cash if, in the advisor's opinion, suitable tax-exempt securities are not available. Each Tax-Free Fund may also invest a portion of its assets in short-term money market instruments, the income from which is subject to Federal income tax.

   Special Risks. A Fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

   Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when a Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

   Special Risks. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

YOUR INVESTMENT

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This section describes how to do business with the Funds.


 HOW TO REACH THE FUNDS

By telephone: 1-800-438-5789
           Call for shareholder services.

By mail:
           The Munder Funds
           c/o PFPC Global Fund Services
           P.O. Box 9701
           Providence, RI 02940

By overnight delivery:
           The Munder Funds
           c/o PFPC Global Fund Services
           4400 Computer Drive
           Westborough, MA 01581


 PURCHASING SHARES

Who May Purchase Shares
The following persons may purchase Class Y shares of the Funds:

 .  fiduciary and discretionary accounts of institutions;

 . institutional investors (including: banks; savings institutions; credit unions and other financial institutions; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and financial advisors acting for their own accounts or for the accounts of their clients);

 . directors, trustees, officers and employees of the Munder Funds, the advisor and the Funds' distributor;

 .  the advisor's investment advisory clients; and

 .  family members of employees of the advisor.

Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information about the Funds' other classes of shares.

Purchase Price of Shares
Class Y shares of the Funds are sold at the net asset value (NAV) next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum initial investment
The minimum initial investment by fiduciary and discretionary accounts of institutions and by institutional investors is $500,000 ($250,000 for the Real Estate Equity Investment Fund). Other investors are not subject to any minimum.

There is no minimum for subsequent investments.

Timing of orders
Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Methods for Purchasing Shares
You may purchase Class Y shares through the Fund's transfer agent or through the Fund's distributor through arrangements with a broker-dealer, financial advisor or other financial institution.

 . Through a Financial Institution. You may purchase shares through a broker-dealer, financial advisor or other financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

 . By Mail. You may open an account directly through the Fund's transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Global Fund Services, 4000 Computer Drive, Westborough, MA 01581. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the applicable address listed above. We reserve the right to refuse any payment such as temporary checks, credit cards or third-party checks.

 . By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the transfer agent at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

   Boston Safe Deposit and Trust Company
   Boston, MA
   ABA# 011001234
   DDA# 16-798-3
   Account No.:

You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 .  You may purchase shares through the Automatic Investment Plan.


 EXCHANGING SHARES

Policies for Exchanging Shares
 . You may exchange your Fund shares for Class Y shares of other Munder Funds based on their relative net asset values.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . A share exchange may be a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

 .  Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.


 REDEEMING SHARES

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for a Fund (other than a Money Market Fund) before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day. If we receive a redemption order for a Money Market Fund before 12:00 noon (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If an order for a Money Market Fund is received between 12:00 noon and 4:00 p.m. (Eastern time), we will normally wire redemption proceeds the next business day.

Methods for Redeeming Shares
 . You may redeem shares of all Funds through your broker-dealer, financial advisor or financial institution.

 . You may redeem a portion of your shares of the Income Funds (other than the International Bond Fund), the Tax-Free Funds and the Money Market Funds through the free checkwriting privilege.


 ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES AND REDEMPTIONS

 . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

 .  If your purchase order and payment for the Cash Investment Fund and U.S.
   Treasury Money Market Fund is received in proper form after 2:45 p.m. (Eastern time), you will receive dividends for that day. If your redemption order is received before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

  If your purchase order and payment for the Money Market Fund and Tax-Free Money Market Fund is received in proper form after 12:00 p.m. (Eastern time), you will receive dividends for that day. If your redemption order is received before 12:00 p.m. (Eastern time), you will not receive dividends for that day.

 .  The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase, redemption or exchange practices, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

 .  To limit the Funds' expenses, we no longer issue share certificates.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 .  A Fund may temporarily stop redeeming shares if:

   . the NYSE is closed;

   . trading on the NYSE is restricted;

   . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

   . the SEC orders the Fund to suspend redemptions.

 . If accepted by a Fund, investors may purchase shares of the Fund (other than the Real Estate Equity Investment Fund) with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly through the Funds' transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.


 SHAREHOLDER PRIVILEGES

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Free Checkwriting. Free checkwriting is available to holders of Class Y shares of the Income Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds who complete a checkwriting authorization form and return it to the Funds' transfer agent. You may write checks in the amount of $500 or more but you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

PRICING OF FUND SHARES

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Each Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open. NAV is the value of a single share of a Fund. NAV for Class Y shares is calculated by (1) taking the current value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time).

If the NYSE closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

The NAV of each Fund (other than the Money Market Funds) is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the Boards of Directors/Trustees of the Funds.

In determining each Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Boards of Directors/Trustees.

Foreign securities may trade in their primary markets on weekends or other days when a Fund does not price its shares. Therefore, the value of a Fund's portfolio may change on days when shareholders will not be able to buy or sell their shares.

DISTRIBUTIONS

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As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.


BALANCED FUND, LARGE-CAP VALUE FUND, SMALL COMPANY GROWTH FUND AND INTERNATIONAL BOND FUND


These Funds pay dividends, if any, quarterly.

BIo(TECH)/2/ FUND, DIGITAL ECONOMY FUND, FOCUS GROWTH FUND, FUTURE TECHNOLOGY FUND, FRAMLINGTON EMERGING MARKETS FUND, FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND, FRAMLINGTON HEALTHCARE FUND, FRAMLINGTON INTERNATIONAL GROWTH FUND, INTERNATIONAL EQUITY FUND, INTERNATIONAL NETNET FUND, MICRO-CAP EQUITY FUND, MIDCAP SELECT FUND, MULTI-SEASON GROWTH FUND, NETNET FUND, POWER PLUS FUND AND SMALL-CAP VALUE FUND

These Funds pay dividends, if any, at least annually.

BOND FUND, INTERMEDIATE BOND FUND, U.S. GOVERNMENT INCOME FUND, MICHIGAN TAX-FREE BOND FUND, TAX-FREE BOND FUND, TAX-FREE SHORT-INTERMEDIATE BOND FUND AND REAL ESTATE EQUITY INVESTMENT FUND

These Funds pay dividends, if any, monthly.

CASH INVESTMENT FUND, TAX-FREE MONEY MARKET FUND, MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND

Dividend distributions are declared daily and paid monthly.

ALL FUNDS

All Funds distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of that Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify the Funds by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

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Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.


 TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. The Tax-Free Funds and the Tax-Free Money Market Fund expect that a portion of their dividend distributions will be exempt from federal income tax. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.


 TAXES ON SALES OR EXCHANGES

If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.


 OTHER CONSIDERATIONS

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT

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 INVESTMENT ADVISORS AND SUB-ADVISOR

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund other than the International Equity Fund. World Asset Management ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of the International Equity Fund. World is a wholly-owned subsidiary of MCM. As of December 31, 2000, MCM and its affiliates had approximately $47.8 billion in assets under management, of which $27.2 billion were invested in equity securities, $6.5 billion were invested in money market or other short-term instruments, $5.4 billion were invested in other fixed income securities, $1.9 billion were invested in balanced investments and $6.8 billion were invested in non-discretionary assets. As of June 30, 2000, World had approximately $22.0 billion in assets under management, of which $17.2 billion were invested in domestic equity securities, $4.2 billion were invested in international equity securities and $600 million were invested in other fixed income securities.

Framlington Overseas Investment Management Limited ("Framlington"), an affiliate of MCM, is the sub-advisor of the Framlington Funds, the Bio(Tech)/2/ Fund and the International NetNet Fund.

The advisors provide overall investment management for their respective Funds. Except for the Framlington Funds, the Bio(Tech)/2/ Fund and the International NetNet Fund, the advisors provide all research and credit analysis and are responsible for all purchases and sales of portfolio securities.

Framlington provides research and credit analysis for each of the Framlington Funds and is responsible for making all purchases and sales of portfolio securities for each of the Framlington Funds other than the Framlington Global Financial Services Fund. MCM and Framlington each manage a portion of the assets of the Framlington Global Financial Services Fund.

Framlington provides foreign research and credit analysis for the Framlington Global Financial Services Fund and the International NetNet Fund and is responsible for making all purchases and sales of foreign portfolio securities. Framlington is responsible for the allocation of the Framlington Global Financial Services Fund's assets among countries. To the extent the Funds invests in domestic securities, MCM provides research and credit analysis and is responsible for making all purchases and sales of domestic portfolio securities.

MCM and Framlington provide research and credit analysis and are responsible for purchases and sales of portfolio securities.

During the fiscal year ended June 30, 2000, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers, if any) as follows:


                Balanced Fund............................. 0.65%
                Focus Growth Fund......................... 0.75%
                Future Technology Fund.................... 1.00%
                International NetNet Fund................. 1.25%
                International Equity Fund................. 0.75%
                Large-Cap Value Fund...................... 0.75%
                Micro-Cap Equity Fund..................... 1.00%
                MidCap Select Fund........................ 0.75%
                Multi-Season Growth Fund.................. 0.75%
                NetNet Fund............................... 1.00%
                Real Estate Equity Investment Fund........ 0.74%
                Small-Cap Value Fund...................... 0.75%
                Small Company Growth Fund................. 0.75%
                Framlington Emerging Markets Fund......... 1.25%
                Framlington Global Financial Services Fund 0.75%
                Framlington Healthcare Fund............... 1.00%
                Framlington International Growth Fund..... 1.00%
                Bond Fund................................. 0.50%
                Intermediate Bond Fund.................... 0.50%
                International Bond Fund................... 0.50%
                U.S. Government Income Fund............... 0.50%
                Michigan Tax-Free Bond Fund............... 0.50%
                Tax-Free Bond Fund........................ 0.50%
                Tax-Free Short-Intermediate Bond Fund..... 0.50%
                Cash Investment Fund...................... 0.35%
                Money Market Fund......................... 0.40%
                Tax-Free Money Market Fund................ 0.35%
                U.S. Treasury Money Market Fund........... 0.35%


Because MCM voluntarily agreed to waive a portion of its fees for the Multi-Season Growth Fund, the payment shown above for that Fund was less than the contractual advisory fees of 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of the Fund's average daily net assets over $500 million.

MCM is entitled to a fee equal to: 1.25% annually of the average daily net assets of the Bio(Tech)/2 /Fund and .75% annually of the average daily net assets of each of the Digital Economy Fund and the Power Plus Fund./ /

MCM may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. MCM may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Performance Information. The tables below contain performance information for certain Funds created through the conversion of a common or collective trust fund which had investment objectives and policies materially similar to those of the corresponding Funds. Immediately before and after the conversion, the same person managed both the common or collective trust fund and the corresponding Fund.

The table for each Fund:

 . includes the average annual total returns of the common or collective trust fund and the average annual total returns of the corresponding Fund linked together;

 .  assumes that net investment income and dividends have been reinvested;

 . assumes that the common or collective trust fund paid the same levels of fees and expenses as the corresponding Fund currently pays;

 . does not reflect any potential negative impact on the common and collective trust funds' performance if they had been subjected to the same regulatory restrictions (the 1940 Act and the Internal Revenue Code) as the corresponding Fund; and

 .  indicates past performance only and does not predict future results.

                Munder
                Small
               Company
                Growth   Russell
Period Ended     Fund     2000
June 30, 2000 (Class Y)* Index**
------------- ---------- -------
  1 Year.....   20.63%   14.33%
  3 Years....    6.67%   10.57%
  5 Years....   16.56%   14.27%
  10 Years...   15.49%   13.56%

--------
   *Converted from collective trust fund to mutual fund on December 1, 1991. **Russell 2000 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                               FT/S&P
                   Munder     Actuaries
                International   World
Period Ended     Equity Fund  Index ex.
June 30, 2000    (Class Y)*    U.S.**
-------------   ------------- ---------
1 Year.........     23.79%      18.59%
3 Years........     12.91%       9.87%
5 Years........     14.12%      11.29%
Inception on
  September 30,
  1990.........     12.08%      10.84%

--------
   *Converted from collective trust fund to mutual fund on December 1, 1991. **FT/S&P Actuaries World Index ex. U.S. performance shows total return in
    U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Ibbotson Associates, Inc.

                                                 Lehman
                                                Brothers
                                       Munder    Gov't/
                                        Bond     Corp.
                       Period Ended     Fund      Bond
                       June 30, 2000 (Class Y)* Index**
                       ------------- ---------- -------
                         1 Year.....    2.83%     4.31%
                         3 Years....    5.10%     6.03%
                         5 Years....    5.38%     6.10%
                         10 Years...    6.80%     7.84%

--------
   *Converted from collective trust fund to mutual fund on December 1, 1991. **Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                  Lehman
                                     Munder U.S. Brothers
                                     Government   Gov't/
                                       Income     Corp.
                       Period Ended     Fund       Bond
                       June 30, 2000 (Class Y)*  Index**
                       ------------- ----------  -------
                         1 Year.....    4.00%      4.31%
                         3 Years....    5.39%      6.03%
                         5 Years....    5.70%      6.10%
                         10 Years...    7.31%      7.84%

--------
   *Converted from collective trust fund to mutual fund on July 5, 1994. **Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                  Lehman
                                     Munder      Brothers
                                  Intermediate Intermediate
                    Period Ended   Bond Fund    Gov't/Bond
                    June 30, 2000  (Class Y)*    Index**
                    -------------  ----------    -------
                      1 Year.....     4.06%        4.22%
                      3 Years....     5.02%        5.63%
                      5 Years....     6.19%        5.82%
                      10 Years...     6.52%        7.28%

--------
   *Converted from collective trust fund to mutual fund on December 1, 1991. **Lehman Brothers Intermediate Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                       Munder    Lehman
                                      Tax-Free   20-Year
                       Period Ended  Bond Fund  Muni Bond
                       June 30, 2000 (Class Y)*  Index**
                       ------------- ----------  -------
                         1 Year.....    2.98%     3.56%
                         3 Years....    4.20%     5.09%
                         5 Years....    5.07%     6.32%
                         10 Years...    6.46%      N/A

--------
   *Converted from common trust fund to mutual fund on July 21, 1994. **Lehman 20-Year Municipal Bond Index performance shows total return in U.S.
   dollars but does not reflect the deduction of fees, expenses and taxes.
   Source: Lipper Analytical Services, Inc.

Indices
The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ.

The FT/S&P Actuaries World Index ex. U.S. is an unmanaged index used to portray the global equity market excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

The Lehman Brothers 20-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.


 PORTFOLIO MANAGERS


BALANCED FUND, DIGITAL ECONOMY FUND, FOCUS GROWTH FUND, FUTURE TECHNOLOGY FUND, LARGE-CAP VALUE FUND, MIDCAP SELECT FUND, NETNET FUND, POWER PLUS FUND, SMALL-CAP VALUE FUND AND SMALL COMPANY GROWTH FUND


A team of professional portfolio managers employed by MCM makes investment decisions for the Funds.

BIO(TECH)/2/ FUND AND INTERNATIONAL NETNET FUND

A team of professional portfolio managers employed by MCM and Framlington makes investment decisions for the Fund.


INTERNATIONAL EQUITY FUND



Theodore Miller and Brian Kozeliski jointly manage the Fund. Mr. Miller, Director of International investments of World since 1997, has managed the Fund since October 1995. Mr Kozeliski, a portfolio manager of World, has jointly managed the Fund since October, 2000. Prior to joining World in 1999, Mr. Kozeliski was a business analyst at Continental Promotion Group (1998-1999), a web page administrator at American Graduate School of int'l Management (1997-1998) and a customer support manager for Sykes Enterprises Inc. (1995-1997).




MICRO-CAP EQUITY FUND

Carl Wilk and Jeffrey Schwartz jointly manage the Fund. Mr. Wilk, Senior Portfolio Manager of MCM, has been the Fund's portfolio manager since its inception. He is also on the management committee for the Small Company Growth Fund. Prior to joining MCM in 1995, he was a Senior Equity Research Analyst at Woodbridge Capital Management. Mr. Schwartz, Senior Portfolio Manager of MCM, has been the Fund's portfolio manager since April 1998. He is also on the management committee of the Small Company Growth Fund. Mr. Schwartz joined MCM in 1992.

MULTI-SEASON GROWTH FUND

Leonard J. Barr II and John Richardson jointly manage the Fund. Mr. Barr, Senior Vice President and Director of Research of MCM, has been the Fund's portfolio manager since the Fund's inception in April 1993. Mr. Richardson has managed the Fund since August 1999. Mr. Richardson, Senior Partner & Director of Equity Portfolio Management, has managed equity and balanced portfolios since joining MCM in 1985.

REAL ESTATE EQUITY INVESTMENT FUND

Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby serves as portfolio manager for separately managed institutional accounts, and has been with MCM since 1993.

FRAMLINGTON EMERGING MARKETS FUND

A team of professional portfolio managers employed by Framlington makes investment decisions for the Fund. William Calvert heads the team. Mr. Calvert has been employed by Framlington since 1997. Prior to that he was employed by Edmond de Rothschild Securities.

FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND

A team of professional managers employed by MCM or Framlington makes decisions for the Fund.

FRAMLINGTON HEALTHCARE FUND

A team of professional portfolio managers employed by Framlington makes investment decisions for the Fund. Antony Milford, head of the Specialist Desk for Framlington, has been the Fund's primary portfolio manager since the Fund's inception. Mr. Milford has managed funds for Framlington since 1971.

FRAMLINGTON INTERNATIONAL GROWTH FUND

A team of professional portfolio managers employed by Framlington makes investment decisions for the Fund. Simon Key, Chief Investment Officer of Framlington, heads the team. Mr. Key has managed funds for Framlington since 1989.

BOND FUND, INTERMEDIATE BOND FUND AND U.S. GOVERNMENT INCOME FUND

Anne K. Kennedy and Peter G. Root jointly manage the Bond Fund, the Intermediate Bond Fund and U.S. Government Income Fund. Ms. Kennedy, Vice President and Director of Portfolio Management of MCM or of Old MCM, the predecessor to MCM since 1991, has managed the Bond Fund and the U.S. Government Income Fund since January 2000 and the Intermediate Bond Fund since March 1995. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of MCM since March 1995, has managed the Bond Fund and Intermediate Bond Fund since January 2000 and the U.S. Government Income Fund since March 1995. Mr. Root joined Old MCM in 1991.

INTERNATIONAL BOND FUND

Sharon E. Fayolle and Peter G. Root jointly manage the International Bond Fund. Ms. Fayolle, Vice President and Director of Money Market Trading for MCM or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of MCM since March 1995, has managed the Fund since January 2000. Mr. Root joined Old MCM in 1991.

MICHIGAN TAX-FREE BOND FUND, TAX-FREE BOND FUND AND TAX-FREE SHORT-INTERMEDIATE BOND FUND

Talmadge D. Gunn and Roger A. Soderstrom jointly manage the Tax-Free Funds. Mr. Gunn, Vice President and Director of Tax-Exempt Trading of MCM since 1993, has managed the Funds since their inception. Mr. Soderstrom, a Senior Portfolio Manager with MCM since 1997, has managed the Funds since August 1999. Prior to joining MCM in 1997, Mr. Soderstrom managed the core fixed income portfolio at Foremost Corporation of America (1987-1997).

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help shareholders understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Funds' operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors.The independent auditor's report along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports without charge by calling (800) 438-5789.



                                                              Balanced Fund(a)
                                              ------------------------------------------------
                                               Year      Year       Year     Year       Year
                                               Ended    Ended      Ended     Ended     Ended
                                              6/30/01 6/30/00(d) 6/30/99(d) 6/30/98  6/30/97(d)
                                              ------- ---------- ---------- -------  ----------
Net asset value, beginning of period......... $         $12.98    $ 13.48   $ 13.01   $ 12.35

                                              -------   ------    -------   -------   -------
Income from investment operations:
Net investment income........................             0.18       0.26      0.37      0.31
Net realized and unrealized gain/(loss) on
  investments................................             2.39       1.02      1.62      1.31

                                              -------   ------    -------   -------   -------
Total from investment operations.............             2.57       1.28      1.99      1.62

                                              -------   ------    -------   -------   -------
Less distributions:
Dividends from net investment income.........            (0.18)     (0.26)    (0.35)    (0.30)
Distributions from net realized gains........            (3.23)     (1.52)    (1.17)    (0.66)

                                              -------   ------    -------   -------   -------
Total distributions..........................            (3.41)     (1.78)    (1.52)    (0.96)

                                              -------   ------    -------   -------   -------
Net asset value, end of period............... $         $12.14    $ 12.98   $ 13.48   $ 13.01

                                              =======   ======    =======   =======   =======
Total return (b).............................       %    27.33%     11.21%    16.23%    13.91%

                                              =======   ======    =======   =======   =======
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)......... $         $5,430    $15,816   $47,215   $70,314
Ratio of operating expenses to average net
  assets.....................................       %     1.01%      0.97%     0.92%     0.97%
Ratio of net investment income to average net
  assets.....................................       %     1.58%      2.09%     2.66%     2.55%
Portfolio turnover rate......................       %      176%       116%       79%      125%
Ratio of operating expenses to average net
  assets without waivers.....................       %     1.01%      0.97%     0.92%     0.97%

--------
(a)The Munder Balanced Fund Class Y Shares commenced operations on April 13,
   1993.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per Share numbers have been calculated using average shares method.

                                                                              Bio(Tech)/2/
                                                                                Fund(a)
                                                                              -----------
                                                                               Y Shares
                                                                              -----------
                                                                                Period
                                                                                 Ended
                                                                              6/30/01(c)
                                                                              -----------
Net asset value, beginning of period.........................................  $
                                                                               ---------
Income from investment operations:
Net investment loss..........................................................
Net realized and unrealized loss on investments..............................
                                                                               ---------
Total from investment operations.............................................
                                                                               ---------
Net asset value, end of period...............................................  $
                                                                               =========
Total return(b)..............................................................          %
                                                                               =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................  $
Ratio of operating expenses to average net assets............................          %
Ratio of net investment loss to average net assets...........................          %
Portfolio turnover rate......................................................          %
Ratio of operating expenses to average net assets without expenses reimbursed          %

--------

(a)The Munder Bio(Tech)/2/ Fund Class Y Shares commenced operations on November 1, 2000.


(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.


(c)Per share numbers have been calculated using the average share method.


(d)Annualized.

                                                                               Digital
                                                                               Economy
                                                                               Fund(a)
                                                                              ----------
                                                                               Y Shares
                                                                              ----------
                                                                                Period
                                                                                Ended
                                                                              6/30/01(c)
                                                                              ----------
Net asset value, beginning of period......................................... $
                                                                              ---------
Income from investment operations:
Net investment loss..........................................................
Net realized and unrealized gain on investments..............................
                                                                              ---------
Total from investment operations.............................................
                                                                              ---------
Net asset value, end of period............................................... $
                                                                              =========
Total return(b)..............................................................         %
                                                                              =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $
Ratio of operating expenses to average net assets............................         %
Ratio of net investment loss to average net assets...........................         %
Portfolio turnover rate......................................................         %
Ratio of operating expenses to average net assets without expenses reimbursed         %

--------

(a)The Munder Digital Economy Fund Class Y Shares commenced operations on September 18, 2000.


(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.


(c)Per share numbers have been calculated using the average shares method.


(d)Annualized.

                                                       Focus Growth Fund (a)
                                                   -------------------------
                                                    Year    Year      Year
                                                    Ended   Ended     Ended
                                                   6/30/01 6/30/00   6/30/99
                                                   ------- -------   -------
Net asset value, beginning of period..............   $     $ 12.43   $ 10.00
                                                     --    -------   -------
Income from investment operations:
Net investment loss...............................           (0.05)    (0.02)
Net realized and unrealized gain on investments...            2.27      2.47
                                                     --    -------   -------
Total from investment operations..................            2.22      2.45
                                                     --    -------   -------
Less distributions:
Distributions in excess of net investment income..               -     (0.02)
Distributions from net realized gains.............           (0.77)        -
                                                     --    -------   -------
Total distributions...............................           (0.77)    (0.02)
                                                     --    -------   -------
Net asset value, end of period....................   $     $ 13.88   $ 12.43
                                                     ==    =======   =======
Total return (b)..................................           19.71%    24.50%
                                                     --    -------   -------
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............   $     $13.247   $13,011
Ratio of operating expenses to average net assets.    %       1.16%     1.65%(c)
Ratio of net investment loss to average net assets    %      (0.40)%   (0.33)%(c)
Portfolio turnover rate...........................    %        130%      107%

--------
(a)The Munder Focus Growth Fund Class Y Shares commenced operations on November 11, 1998.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.

                                                                                      Future
                                                                                    Technology
                                                                                      Fund(a)
                                                                              ------------------
                                                                                     Y Shares
                                                                              ------------------
                                                                                 Year    Period
                                                                                Ended     Ended
                                                                              6/30/01(c) 6/30/00
                                                                              ---------- -------
Net asset value, beginning of period.........................................   $        $ 10.00
                                                                               -------   -------
Income from investment operations:
Net investment loss..........................................................              (0.08)
Net realized and unrealized gain/(loss) on investments.......................               8.18
                                                                               -------   -------
Total from investment operations.............................................               8.10
                                                                               -------   -------
Less distributions:
Distributions from capital...................................................              (0.01)
                                                                               -------   -------
Total distributions..........................................................              (0.01)
                                                                               -------   -------
Net asset value, end of period...............................................   $        $ 18.09
                                                                               =======   =======
Total return(b)..............................................................        %     81.06%
                                                                               =======   =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).........................................   $        $19,855
Ratio of operating expenses to average net assets............................        %      1.35%(d)
Ratio of net investment loss to average net assets...........................        %     (1.03)%(d)
Portfolio turnover rate......................................................        %        53%
Ratio of operating expenses to average net assets without expenses reimbursed        %      1.40%(d)

--------

(a)The Munder Future Technology Fund Class Y Shares commenced operations on August 26, 1999.


(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.


(c)Per share numbers have been calculated using the average shares method.


(d)Annualized.

                                                         International Equity Fund(a)
                                              -------------------------------------------------
                                               Year      Year       Year     Year        Year
                                               Ended    Ended      Ended     Ended      Ended
                                              6/30/01 6/30/00(c) 6/30/99(c) 6/30/98   6/30/97(c)
                                              ------- ---------- ---------- --------  ----------
Net asset value, beginning of period......... $        $ 16.32    $ 15.10   $  15.80   $  15.15

                                              -------  -------    -------   --------   --------
Income from investment operations:
Net investment income........................             0.30       0.19       0.19       0.18
Net realized and unrealized gain/(loss) on
  investments................................             3.44       1.46       0.33       2.32

                                              -------  -------    -------   --------   --------
Total from investment operations.............             3.74       1.65       0.52       2.50

                                              -------  -------    -------   --------   --------
Less distributions:
Dividends from net investment income.........            (0.31)     (0.20)     (0.22)     (0.26)
Distributions from net realized gains........                -      (0.23)     (1.00)     (1.59)
Distributions from capital...................            (1.59)         -          -          -

                                              -------  -------    -------   --------   --------
Total distributions..........................            (1.90)     (0.43)     (1.22)     (1.85)

                                              -------  -------    -------   --------   --------
Net asset value, end of period............... $        $ 18.16    $ 16.32   $  15.10   $  15.80

                                              =======  =======    =======   ========   ========
Total return (b).............................       %    23.79%     11.30%      4.48%     18.35%

                                              =======  =======    =======   ========   ========
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)......... $        $79,520    $98,681   $102,081   $107,831
Ratio of operating expenses to average net
  assets.....................................       %     1.05%      1.04%      1.00%      1.01%
Ratio of net investment income to average net
  assets.....................................       %     1.69%      1.32%      1.28%      1.23%
Portfolio turnover rate......................       %       18%        23%        41%        46%
Ratio of operating expenses to average net
  assets without waivers.....................       %     1.05%      1.04%      1.00%      1.01%

--------
(a)The Munder International Equity Fund Class Y Shares commenced operations on December 1, 1991.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                                                           International
                                                          NetNet Fund(a)
                                                       ----------------
                                                        Year     Period
                                                        Ended    Ended
                                                       6/30/01 6/30/00(d)
                                                       ------- ----------
    Net asset value, beginning of period..............   $      $ 10.00
                                                         ---    -------
    Income from investment operations:
    Net investment loss...............................            (0.01)
    Net realized and unrealized gain on investments...            (1.09)
                                                         ---    -------
    Total from investment operations..................            (1.10)
                                                         ---    -------
    Net asset value, end of period....................          $  8.90
                                                         ===    =======
    Total return(b)...................................     %     (11.00)%
                                                         ===    =======
    Ratios to average net assets/supplemental data:
    Net assets, end of period (in 000's)..............   $      $ 5,088
    Ratio of operating expenses to average net assets.     %       1.83%(c)
    Ratio of net investment loss to average net assets     %      (0.35)%(c)
    Portfolio turnover rate...........................     %          6%

--------
(a)The Munder International NetNet Fund Class Y Shares commenced operations on April 11, 2000.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                               Large-Cap Value Fund(a)
                                                   ----------------------------------------------
                                                    Year      Year     Year     Year       Year
                                                    Ended    Ended     Ended    Ended     Ended
                                                   6/30/01 6/30/00(c) 6/30/99  6/30/98  6/30/97(c)
                                                   ------- ---------- -------  -------  ----------
Net asset value, beginning of period..............   $      $ 15.00   $ 15.64  $ 15.23   $ 13.05

                                                     --     -------   -------  -------   -------
Income from investment operations:
Net investment income.............................             0.21      0.25     0.32      0.35
Net realized and/or unrealized gain on investments            (2.59)     0.72     2.97      3.14

                                                     --     -------   -------  -------   -------
Total from investment operations..................            (2.38)     0.97     3.29      3.49

                                                     --     -------   -------  -------   -------
Less distributions:
Dividends from net investment income..............            (0.03)    (0.22)   (0.32)    (0.35)
Distributions from net realized gains.............            (0.57)    (1.39)   (2.56)    (0.96)

                                                     --     -------   -------  -------   -------
Total distributions...............................            (0.78)    (1.61)   (2.88)    (1.31)

                                                     --     -------   -------  -------   -------
Net asset value, end of period....................   $      $ 11.84   $ 15.00  $ 15.64   $ 15.23

                                                     ==     =======   =======  =======   =======
Total return (b)..................................    %      (16.28)%    7.22%   23.32%    28.43%

                                                     ==     =======   =======  =======   =======
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)..............   $      $73,435   $39,368  $34,840   $29,674
Ratio of operating expenses to average net assets.    %        0.98%     0.96%    0.94%     0.95%
Ratio of net investment income to average net
  assets..........................................    %        1.62%     1.69%    2.03%     2.53%
Portfolio turnover rate...........................    %          91%       50%      73%       62%
Ratio of operating expenses to average net assets
  without waivers and/or expenses reimbursed......    %        0.98%     0.96%    0.94%     0.95%

--------

(a)The Munder Large-Cap Value Fund Class Y Shares commenced operations on July 5, 1994.

(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                                                          Micro-Cap Equity Fund(a)
                                           -------------------------------------------------
                                            Year      Year       Year       Year      Period
                                            Ended    Ended      Ended      Ended      Ended
                                           6/30/01 6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97(d)
                                           ------- ---------- ---------- ---------- ----------
Net asset value, beginning of period......   $      $ 18.27    $ 17.05    $ 12.83     $10.00
                                             ---    -------    -------    -------     ------
Income from investment operations:
Net investment income/(loss)..............            (0.25)     (0.14)     (0.13)     (0.03)
Net realized and unrealized gain on
  investments.............................            10.95       1.66       4.99       2.86
                                             ---    -------    -------    -------     ------
Total from investment operations..........            10.70       1.52       4.86       2.83
                                             ---    -------    -------    -------     ------
Less distributions:
Distributions from net realized gains.....                -      (0.30)     (0.64)         -

                                             ---    -------    -------    -------     ------
Total distributions.......................                -      (0.30)     (0.64)         -
                                             ---    -------    -------    -------     ------
Net asset value, end of period............          $ 28.97    $ 18.27    $ 17.05     $12.83
                                             ===    =======    =======    =======     ======
Total return(b)...........................     %      58.57%      9.43%     38.19%     28.30%
                                             ===    =======    =======    =======     ======
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in 000's)......   $      $22,737    $17,543    $15,337     $2,279
Ratio of operating expenses to average net
  assets..................................     %       1.43%      1.28%      1.28%      1.25%(c)
Ratio of net investment income to average
  net assets..............................     %      (1.02)%    (0.94)%    (0.72)%    (0.63)%(c)
Portfolio turnover rate...................     %        187%       184%       172%        68%
Ratio of operating expenses to average net
  assets without waivers and/or expenses
  reimbursed..............................     %       1.43%      1.39%      1.53%      7.65%(c)

--------
(a)The Munder Micro-Cap Equity Fund Class Y Shares commenced operations on December 26, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                           MidCap Select Fund(a)
                                                                  -----------------------------------
                                                                   Year    Year      Year      Period
                                                                   Ended   Ended     Ended      Ended
                                                                  6/30/01 6/30/00   6/30/99    6/30/98
                                                                  ------- -------   -------    -------
Net asset value, beginning of period.............................   $     $ 10.85   $10.02     $10.00
                                                                    ---   -------   ------     ------
Income from investment operations:
Net investment income............................................           (0.03)   (0.02)      0.01
Net realized and/or unrealized gain on investments...............            4.87     0.85       0.01
                                                                    ---   -------   ------     ------
Total from investment operations.................................            4.84     0.83       0.02
                                                                    ---   -------   ------     ------
Less distributions:
Distributions from net realized gains............................           (0.22)   (0.00)(d)      -
                                                                    ---   -------   ------     ------
Total distributions..............................................           (0.22)   (0.00)(d)      -
                                                                    ---   -------   ------     ------
Net asset value, end of period...................................         $ 15.47   $10.85     $10.02
                                                                    ===   =======   ======     ======
Total return (b).................................................     %     45.67%    8.44%      0.20%
                                                                    ===   =======   ======     ======
Ratios to average net assets/supplemental data:..................
Net assets, end of period (in 000's).............................   $     $13,024   $3,434     $1,573
Ratio of operating expenses to average net assets................     %      1.18%    1.18%      1.15%(c)
Ratio of net investment income to average net assets.............     %     (0.44)%  (0.28)%     3.18%(c)
Portfolio turnover rate..........................................     %       128%     122%         0%
Ratio of operating expenses to average net assets without waivers
  and/or expenses reimbursed.....................................     %      1.23%    1.66%      1.16%(c)

--------
(a)The Munder MidCap Select Fund Class Y Shares commenced operations on June 24, 1998.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Amount represents less than $0.01 per share.

                                                            Multi-Season Growth Fund(a)
                                                 -------------------------------------------------
                                                  Year      Year     Year        Year       Year
                                                  Ended    Ended     Ended      Ended      Ended
                                                 6/30/01 6/30/00(c) 6/30/99   6/30/98(c) 6/30/97(c)
                                                 ------- ---------- --------  ---------- ----------
Net asset value, beginning of period............   $      $  22.34  $  21.66   $  18.17   $  14.94

                                                   --     --------  --------   --------   --------
Income from investment operations:
Net investment income/(loss)....................              0.02      0.04       0.05       0.08
Net realized and unrealized gain/(loss) on
  investments...................................             (0.01)     2.25       4.38       3.94

                                                   --     --------  --------   --------   --------
Total from investment operations................              0.01      2.29       4.43       4.02

                                                   --     --------  --------   --------   --------
Less distributions:
Dividends from net investment income............                 -     (0.03)     (0.02)     (0.04)
Distributions from net realized gains...........             (1.37)    (1.58)     (0.92)     (0.75)

                                                   --     --------  --------   --------   --------
Total distributions.............................             (1.37)    (1.61)     (0.94)     (0.79)

                                                   --     --------  --------   --------   --------
Net asset value at end of period................   $      $  20.98  $  22.34   $  21.66   $  18.17

                                                   ==     ========  ========   ========   ========
Total return (b)................................    %         0.50%    11.70%     25.28%     27.96%

                                                   ==     ========  ========   ========   ========
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)............   $      $250,523  $314,558   $332,156   $176,027
Ratio of operating expenses to average net
  assets........................................    %         0.99%     0.97%      0.96%      1.00%
Ratio of net investment income/(loss) to average
  net assets....................................    %         0.11%     0.17%      0.25%      0.50%
Portfolio turnover rate.........................    %           44%       53%        34%        33%
Ratio of operating expenses to average net
  assets without waivers and/or expenses
  reimbursed....................................    %         1.17%     1.14%      1.14%      1.25%

--------
(a)The Munder Multi-Season Growth Fund Class Y Shares commenced operations on August 16, 1993.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                                                                               NetNet Fund(a)
                                                                  -----------------------------------
                                                                   Year    Year        Year    Period
                                                                   Ended   Ended      Ended     Ended
                                                                  6/30/01 6/30/00   6/30/99(d) 6/30/98
                                                                  ------- -------   ---------- -------
Net asset value, beginning of period............................. $       $ 44.57    $ 20.69   $17.07
                                                                  ------- -------    -------   ------
Income from investment operations:
Net investment loss..............................................           (0.55)     (0.20)   (0.01)
Net realized and unrealized gain/(loss) on investments...........           26.81      24.27     3.63
                                                                  ------- -------    -------   ------
Total from investment operations.................................           26.26      24.07     3.62
                                                                  ------- -------    -------   ------
Less distributions:
Distributions from net realized gains............................           (0.27)     (0.19)       -
                                                                  ------- -------    -------   ------
Total distributions..............................................           (0.27)     (0.19)       -
                                                                  ------- -------    -------   ------
Net asset value at end of period................................. $       $ 70.56    $ 44.57   $20.69
                                                                  ======= =======    =======   ======
Total return (b).................................................       %   59.35%    117.49%   20.97%
                                                                  ======= =======    =======   ======
Ratios to average net assets/supplemental data:..................
Net assets, end of period (in 000's)............................. $       $28,834    $12,672   $5,240
Ratio of operating expenses to average net assets................       %    1.41%      1.34%    1.30%(c)
Ratio of net investment income/(loss) to average net assets......       %   (0.95)%    (0.70)%  (0.38)%(c)
Portfolio turnover rate..........................................       %      21%        22%     165%
Ratio of operating expenses to average net assets without waivers
  and/or expenses reimbursed.....................................       %    1.41%      1.34%    1.62%(c)

--------
(a)The Munder NetNet Fund Class Y Shares commenced operations on June 1, 1998.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                               Power
                                                                                Plus
                                                                              Fund(a)
                                                                              ---------
                                                                              Y Shares
                                                                              ---------
                                                                               Period
                                                                               Ended
                                                                              6/30/01
                                                                              ---------
Net asset value, beginning of period......................................... $
                                                                              ---------
Income from investment operations:
Net investment loss..........................................................
Net realized and unrealized gain on investments..............................
                                                                              ---------
Total from investment operations.............................................
                                                                              ---------
Net asset value, end of period............................................... $
                                                                              =========
Total return(b)..............................................................         %
                                                                              =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $
Ratio of operating expenses to average net assets............................         %
Ratio of net investment income (loss) to average net assets..................         %
Portfolio turnover rate......................................................         %
Ratio of operating expenses to average net assets without expenses reimbursed         %

--------

(a)The Munder Power Plus Fund Class Y Shares commenced operations on March 13, 2001.


(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.


(c)Annualized.


(d)Amount represents less than $.01 per share.

                                                        Real Estate Equity Investment Fund(a)
                                                  ------------------------------------------------
                                                   Year      Year       Year       Year     Year
                                                   Ended    Ended      Ended      Ended     Ended
                                                  6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97
                                                  ------- ---------- ---------- ---------- -------
Net asset value, beginning of period............. $        $ 12.80    $ 14.95    $ 14.40   $ 11.22

                                                  -------  -------    -------    -------   -------
Income from investment operations:
Net investment income/(loss).....................             0.59       0.60       0.68      0.51
Net realized and unrealized gain on investments..            (0.55)     (1.62)      0.66      3.22

                                                  -------  -------    -------    -------   -------
Total from investment operations.................             0.04      (1.02)      1.34      3.73

                                                  -------  -------    -------    -------   -------
Less distributions:
Dividends from net investment income.............            (0.59)     (0.64)     (0.65)    (0.51)
Distributions in excess of net investment income.                -          -          -     (0.01)

                                                  -------  -------    -------    -------   -------
Distributions from capital.......................            (0.12)     (0.10)         -     (0.03)

                                                  -------  -------    -------    -------   -------
Total distributions..............................            (0.71)     (1.13)     (0.79)    (0.55)

                                                  =======  =======    =======    =======   =======
Net asset value, end of period................... $        $ 12.13    $ 12.80    $ 14.95   $ 14.40

                                                  =======  =======    =======    =======   =======
Total return (b).................................       %     0.96%     (6.35)%     9.24%    33.79%
Ratios to average net assets/supplemental
  data:..........................................
Net assets, end of period (in 000's)............. $        $55,645    $68,856    $82,611   $48,206
Ratio of operating expenses to average net assets       %     1.08%      1.02%      1.03%     1.10%
Ratio of net investment income to average net
  assets.........................................       %     5.15%      4.73%      4.40%     4.05%
Portfolio turnover rate..........................       %       15%        22%        15%       15%
Ratio of operating expenses to average net assets
  without waivers................................       %     1.08%      1.02%      1.03%     1.13%

--------
(a)The Munder Real Estate Equity Investment Fund Class Y Shares commenced operations on October 3, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                                                         Small-Cap Value Fund (a)
                                           -------------------------------------------------
                                            Year      Year       Year       Year      Period
                                            Ended    Ended      Ended      Ended      Ended
                                           6/30/01 6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97(d)
                                           ------- ---------- ---------- ---------- ----------
Net asset value, beginning of period......   $      $ 13.13    $ 14.25    $ 12.04    $ 10.00
                                            ----    -------    -------    -------    -------
Income from investment operations:
Net investment income/(loss)..............             0.07       0.09       0.11       0.12
Net realized and unrealized gain on
  investments.............................            (0.92)     (0.85)      2.84       1.96
                                            ----    -------    -------    -------    -------
Total from investment operations..........            (0.85)     (0.76)      2.95       2.08
                                            ----    -------    -------    -------    -------
Less distributions:
Dividends from net investment income......            (0.08)     (0.09)     (0.10)     (0.04)
Dividends in excess of net investment
  income..................................                -          -          -          -
Distributions from net realized gains.....                -      (0.27)     (0.64)         -

                                            ----    -------    -------    -------    -------
Total distributions.......................            (0.08)     (0.36)     (0.74)     (0.04)
                                            ----    -------    -------    -------    -------
Net asset value, end of period............   $      $ 12.20    $ 13.13    $ 14.25    $ 12.04
                                            ====    =======    =======    =======    =======
Total return(b)...........................     %      (6.45)%    (5.01)%    24.84%     20.86%
                                            ====    =======    =======    =======    =======
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in 000's)......   $      $31,920    $59,432    $71,251    $18,271
Ratio of operating expenses to average net
  assets..................................     %       1.06%      0.98%      1.02%      1.13%(c)
Ratio of net investment income/(loss) to
  average net assets......................     %       0.56%      0.72%      0.81%      2.18%(c)
Portfolio turnover rate...................     %         76%        69%        53%        73%
Ratio of operating expenses to average net
  assets without waivers..................     %       1.06%      0.98%      1.02%      1.26%(c)

--------
(a)The Munder Small-Cap Value Fund Class Y Shares commenced operations on December 26, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                          Small Company Growth Fund(a)
                                             -----------------------------------------------------
                                              Year      Year        Year        Year        Year
                                              Ended    Ended       Ended       Ended       Ended
                                             6/30/01 6/30/00(c)  6/30/99(c)  6/30/98(c)  6/30/97(c)
                                             ------- ----------  ----------  ----------  ----------
Net asset value, beginning of period........ $        $  16.83    $  20.26    $  21.84    $  21.21

                                             ------   --------    --------    --------    --------
Income from investment operations:
Net investment loss.........................             (0.11)      (0.03)      (0.07)      (0.07)
Net realized and unrealized gain/(loss) on
  investments...............................              3.57       (2.17)       2.60        3.69

                                             ------   --------    --------    --------    --------
Total from investment operations............              3.46       (2.20)       2.53        3.62

                                             ------   --------    --------    --------    --------
Less distributions:
Dividends in excess of net investment income                 -       (0.02)          -           -
Distributions from net realized gains.......                 -       (1.21)      (4.11)      (2.99)

                                             ------   --------    --------    --------    --------
Total distributions.........................                 -       (1.23)      (4.11)      (2.99)

                                             ------   --------    --------    --------    --------
Net asset value, end of period.............. $        $  20.29    $  16.83    $  20.26    $  21.84

                                             ======   ========    ========    ========    ========
Total return (b)............................      %      20.63%     (10.62)%     12.57%      19.26%

                                             ======   ========    ========    ========    ========
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in 000's)........ $        $122,547    $163,827    $209,081    $152,772
Ratio of operating expenses to average net
  assets....................................      %       1.01%       0.97%       0.95%       0.97%
Ratio of net investment loss to average net
  assets....................................      %      (0.64)%     (0.19)%     (0.32)%     (0.37)%
Portfolio turnover rate.....................      %        158%        108%        123%         98%
Ratio of operating expenses to average net
  assets without waivers....................      %       1.01%       0.97%       0.95%       0.97%

--------
(a)The Munder Small Company Growth Fund Class Y Shares commenced operations on December 1, 1991.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                                                                     Framlington
                                                              Emerging Markets Fund(a)
                                                 -----------------------------------------------
                                                  Year    Year       Year       Year      Period
                                                  Ended   Ended     Ended      Ended      Ended
                                                 6/30/01 6/30/00  6/30/99(d) 6/30/98(d) 6/30/97(d)
                                                 ------- -------  ---------- ---------- ----------
Net asset value, beginning of period............   $     $ 11.64   $  9.00    $ 12.92     $10.00
                                                   ---   -------   -------    -------     ------
Income from investment operations:
Net investment income/(loss)....................            0.03      0.05       0.13       0.07
Net realized and unrealized gain/(loss) on
  investments...................................            1.03      2.59      (3.72)      2.88
                                                   ---   -------   -------    -------     ------
Total from investment operations................            1.06      2.64      (3.59)      2.95
                                                   ---   -------   -------    -------     ------
Less distributions:
Dividends from net investment income............               -         -      (0.06)     (0.03)
Distributions from net realized gains...........               -         -      (0.05)         -
Distributions in excess of net realized gains...               -         -      (0.22)         -

                                                   ---   -------   -------    -------     ------
Total distributions.............................               -         -      (0.33)     (0.03)
                                                   ---   -------   -------    -------     ------
Net asset value, end of period..................   $     $ 12.70   $ 11.64    $  9.00     $12.92
                                                   ===   =======   =======    =======     ======
Total return(b).................................     %      9.11%    29.33%    (28.12)%    29.51%
                                                   ===   =======   =======    =======     ======
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)............   $     $19,896   $17,857    $14,332     $4,826
Ratio of operating expenses to average net
  assets........................................     %      1.73%     1.60%      1.64%      1.54%(c)
Ratio of net investment income/(loss) to average
  net assets....................................     %      0.23%     0.64%      1.18%      1.39%(c)
Portfolio turnover rate.........................     %       177%      159%        94%        46%
Ratio of operating expenses to average net
  assets without expenses reimbursed............     %      1.89%     1.87%      1.89%      5.18%(c)

--------
(a)The Munder Framlington Emerging Markets Fund Class Y Shares, commenced operations on December 31, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                       Framlington Global Financial
                                                                             Services Fund(a)
                                                                   ---------------------------------
                                                                    Year    Year    Year      Period
                                                                    Ended   Ended   Ended      Ended
                                                                   6/30/01 6/30/00 6/30/99    6/30/98
                                                                   ------- ------- -------    -------
Net asset value, beginning of period..............................   $     $10.02  $10.19     $10.00
                                                                     --    ------  ------     ------
Income from investment operations:
Net investment income/(loss)......................................           0.11    0.10       0.01
Net realized and unrealized gain/(loss) on investments............           0.66   (0.23)(d)   0.18
                                                                     --    ------  ------     ------
Total from investment operations..................................           0.77   (0.13)      0.19
                                                                     --    ------  ------     ------
Less distributions:
Dividends from net investment income..............................          (0.17)  (0.04)         -
                                                                     --    ------  ------     ------
Total distributions...............................................          (0.17)  (0.04)         -
                                                                     --    ------  ------     ------
Net asset value, end of period....................................   $     $10.62  $10.02     $10.19
                                                                     ==    ======  ======     ======
Total return(b)...................................................    %      7.89%  (1.29)%     1.90%
                                                                     ==    ======  ======     ======
Ratios to average net assets/supplemental data:...................
Net assets, end of period (in 000's)..............................   $     $4,466  $2,947     $1,834
Ratio of operating expenses to average net assets.................    %      1.25%   1.18%      1.14%(c)
Ratio of net investment income to average net assets..............    %      1.20%   1.16%      3.60%(c)
Portfolio turnover rate...........................................    %        65%     75%         0%
Ratio of operating expenses to average net assets without expenses
  reimbursed......................................................    %      2.06%   2.45%      1.14%(c)

--------
(a)The Munder Framlington Global Financial Services Fund Class Y shares commenced operations on June 24, 1998.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)The amount shown at this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

                                                         Framlington Healthcare Fund(a)
                                              -----------------------------------------------
                                               Year      Year       Year       Year    Period
                                               Ended    Ended      Ended      Ended     Ended
                                              6/30/01 6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97
                                              ------- ---------- ---------- ---------- -------
Net asset value, beginning of period.........   $      $ 10.50    $ 11.84     $10.89   $10.00
                                                --     -------    -------     ------   ------
Income from investment operations:
Net investment income/(loss).................            (0.13)     (0.11)     (0.11)   (0.03)
Net realized and unrealized gain/(loss) on
  investments................................            18.19      (1.13)      1.06     0.92
                                                --     -------    -------     ------   ------
Total from investment operations.............            18.06      (1.24)      0.95     0.89
                                                --     -------    -------     ------   ------
Less distributions:
Dividends from net investment income.........                -          -          -        -
Distributions from net realized gains........                -      (0.08)         -        -
Distributions in excess of net realized gains                -      (0.02)         -        -

                                                --     -------    -------     ------   ------
Total distributions..........................                -      (0.10)         -        -
                                                --     -------    -------     ------   ------
Net asset value, end of period...............   $      $ 28.56    $ 10.50     $11.84   $10.89
                                                ==     =======    =======     ======   ======
Total return(b)..............................    %      171.74%    (10.42)%     8.72%    8.90%
                                                ==     =======    =======     ======   ======
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's).........   $      $15,989    $ 5,303     $5,458   $2,086
Ratio of operating expenses to average net
  assets.....................................    %        1.36%      1.36%      1.37%    1.30%(c)
Ratio of net investment loss to average net
  assets.....................................    %       (0.76)%    (1.03)%    (0.95)%  (0.70)%(c)
Portfolio turnover rate......................    %          60%        49%        47%      14%
Ratio of operating expenses to average net
  assets without expenses reimbursed.........    %        1.38%      1.67%      2.15%    7.08%(c)

--------
(a)The Munder Framlington Healthcare Fund Class Y Shares commenced operations on December 31, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                    Framlington International Growth Fund(a)
                                              -------------------------------------------------
                                               Year      Year       Year       Year      Period
                                               Ended    Ended      Ended      Ended      Ended
                                              6/30/01 6/30/00(d) 6/30/99(d) 6/30/98(d) 6/30/97(d)
                                              ------- ---------- ---------- ---------- ----------
Net asset value, beginning of period.........   $      $ 12.81    $ 11.94    $ 11.35    $ 10.00
                                                --     -------    -------    -------    -------
Income from investment operations:
Net investment income/(loss).................            (0.01)      0.01       0.05       0.07
Net realized and unrealized gain/(loss) on
  investments................................             3.74       0.87       0.61       1.28
                                                --     -------    -------    -------    -------
Total from investment operations.............             3.73       0.88       0.66       1.35
                                                --     -------    -------    -------    -------
Less distributions:
Dividends from net investment income.........            (0.12)         -      (0.03)         -
Distributions in excess of net investment
  income.....................................            (0.07)         -          -          -
Distributions from net realized gains........            (0.54)     (0.01)     (0.03)         -
Distributions in excess of net realized gains                 -         -      (0.01)         -

                                                --     -------    -------    -------    -------
Total distributions..........................            (0.73)     (0.01)     (0.07)         -
                                                --     -------    -------    -------    -------
Net asset value, end of period...............   $      $ 15.81    $ 12.81    $ 11.94    $ 11.35
                                                ==     =======    =======    =======    =======
Total return(b)..............................    %       29.34%      7.35%      5.86%     13.50%
                                                ==     =======    =======    =======    =======
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in 000's).........   $      $73,916    $60,940    $64,643    $23,831
Ratio of operating expenses to average net
  assets.....................................    %        1.44%      1.36%      1.37%      1.30%(c)
Ratio of net investment income/(loss) to
  average net assets.........................    %       (0.09)%     0.08%      0.46%      1.26%(c)
Portfolio turnover rate......................    %          65%        66%        38%        15%
Ratio of operating expenses to average net
  assets without expenses reimbursed.........    %        1.46%      1.51%      1.57%      2.31%(c)

--------
(a)The Munder Framlington International Growth Fund Class Y Shares commenced operations on December 15, 1996.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                                 Bond Fund(a)
                                              -------------------------------------------------
                                               Year      Year       Year       Year     Year
                                               Ended    Ended      Ended      Ended     Ended
                                              6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97
                                              ------- ---------- ---------- ---------- --------
Net asset value, beginning of period.........   $      $   9.62   $   9.99   $   9.58  $   9.53

                                                --     --------   --------   --------  --------
Income from investment operations:
Net investment income........................              0.59       0.60       0.61      0.63
Net realized and unrealized gain/(loss) on
  investments................................             (0.32)     (0.40)      0.39      0.03

                                                --     --------   --------   --------  --------
Total from investment operations.............              0.27       0.20       1.00      0.66

                                                --     --------   --------   --------  --------
Less distributions:
Dividends from net investment income.........             (0.59)     (0.57)     (0.59)    (0.61)
Distributions from net realized capital gain.             (0.06)         -          -         -

                                                --     --------   --------   --------  --------
Total distributions..........................             (0.65)     (0.57)     (0.59)    (0.61)

                                                --     --------   --------   --------  --------
Net asset value, end of period...............   $      $   9.24   $   9.62   $   9.99  $   9.58

                                                ==     ========   ========   ========  ========
Total return(b)..............................    %         2.94%      1.97%     10.72%     7.09%

                                                ==     ========   ========   ========  ========
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's).........   $      $115,171   $200,753   $221,427  $113,493
Ratio of operating expenses to average net
  assets.....................................    %         0.74%      0.72%      0.72%     0.71%
Ratio of net investment income to average net
  assets.....................................    %         6.35%      6.02%      6.18%     6.59%
Portfolio turnover rate......................    %          205%       142%       222%      279%
Ratio of operating expenses to average net
  assets without waivers.....................    %         0.74%      0.72%      0.72%     0.71%

--------
(a)The Munder Bond Fund Class Y Shares commenced operations on December 1,
   1991.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                                                        Intermediate Bond Fund(a)
                                           --------------------------------------------------
                                            Year      Year       Year       Year       Year
                                            Ended    Ended      Ended      Ended      Ended
                                           6/30/01 6/30/00(c) 6/30/99(c) 6/30/98(c) 6/30/97(c)
                                           ------- ---------- ---------- ---------- ----------
Net asset value, beginning of period...... $        $   9.26   $   9.50   $   9.33   $   9.31

                                           ------   --------   --------   --------   --------
Income from investment operations:
Net investment income.....................              0.54       0.54       0.57       0.57
Net realized and unrealized gain/(loss) on
  investments.............................             (0.18)     (0.25)      0.16       0.03

                                           ------   --------   --------   --------   --------
Total from investment operations..........              0.36       0.29       0.73       0.60

                                           ------   --------   --------   --------   --------
Less distributions:
Dividends from net investment income......             (0.54)     (0.53)     (0.56)     (0.58)

                                           ------   --------   --------   --------   --------
Total distributions.......................             (0.54)     (0.53)     (0.56)     (0.58)

                                           ------   --------   --------   --------   --------
Net asset value, end of period............ $        $   9.08   $   9.26   $   9.50   $   9.33

                                           ======   ========   ========   ========   ========
Total return (b)..........................      %       4.06%      3.08%      7.99%      6.60%

                                           ======   ========   ========   ========   ========
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in 000's)...... $        $128,663   $193,396   $226,856   $161,606
Ratio of operating expenses to average net
  assets..................................      %       0.71%      0.70%      0.68%      0.68%
Ratio of net investment income to average
  net assets..............................      %       5.90%      5.63%      6.02%      6.16%
Portfolio turnover rate...................      %        130%       128%       194%       825%
Ratio of operating expenses to average net
  assets without waivers..................      %       0.71%      0.70%      0.68%      0.68%

--------
(a)The Munder Intermediate Bond Fund Class Y Shares commenced operations on December 1, 1991.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                                                              International Bond Fund(a)
                                                  ----------------------------------------------
                                                   Year      Year       Year     Year    Period
                                                   Ended    Ended      Ended     Ended    Ended
                                                  6/30/01 6/30/00(d) 6/30/99(d) 6/30/98  6/30/97
                                                  ------- ---------- ---------- -------  -------
Net asset value, beginning of period.............    $     $  9.77    $  9.68   $  9.83  $ 10.00
                                                   -----   -------    -------   -------  -------
Income from investment operations:
Net investment income............................             0.31       0.34      0.22     0.25
Net realized and unrealized gain/(loss) on
  investments....................................            (0.24)      0.10     (0.11)   (0.34)
                                                   -----   -------    -------   -------  -------
Total from investment operations.................             0.07       0.44      0.11    (0.09)
                                                   -----   -------    -------   -------  -------
Less distributions:
Dividends from net investment income.............            (0.51)     (0.20)    (0.24)   (0.08)
Distributions from net realized gains............                -      (0.15)    (0.02)       -

                                                   -----   -------    -------   -------  -------
Total distributions..............................            (0.51)     (0.35)    (0.26)   (0.08)
                                                   -----   -------    -------   -------  -------
Net asset value, end of period...................    $     $  9.33    $  9.77   $  9.68  $  9.83
                                                   =====   =======    =======   =======  =======
Total return(b)..................................      %      0.57%      4.21%     1.12%   (0.90)%
                                                   =====   =======    =======   =======  =======
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's).............    $     $33,905    $51,193   $49,834  $51,679
Ratio of operating expenses to average net assets      %      0.91%      0.89%     0.86%    0.89%(c)
Ratio of net investment income to average net
  assets.........................................      %      3.20%      3.26%     3.78%    3.86%(c)
Portfolio turnover rate..........................      %       138%        59%       81%      75%
Ratio of operating expenses to average net assets
  without waivers................................      %      0.91%      0.89%     0.86%    0.93%(c)

--------
(a)The Munder International Bond Fund Class Y Shares commenced operations on October 2, 1996.
(b)Total return represents aggregate total return for the period indicated.
(c)Annualized.
(d)Per share numbers have been calculated using the average shares method.

                                                             U.S. Government Income Fund(a)
                                                  ------------------------------------------------
                                                   Year      Year         Year     Year     Year
                                                   Ended    Ended        Ended     Ended    Ended
                                                  6/30/01 6/30/00(c)   6/30/99(c) 6/30/98  6/30/97
                                                  ------- ----------   ---------- -------  -------
Net asset value, beginning of period.............   $      $ 10.03      $ 10.38   $ 10.09  $  9.98

                                                    --     -------      -------   -------  -------
Income from investment operations:
Net investment income............................             0.62         0.62      0.62     0.68
Net realized and unrealized gain/(loss) on
  investments....................................            (0.24)       (0.37)     0.36     0.07

                                                    --     -------      -------   -------  -------
Total from investment operations.................             0.38         0.25      0.98     0.75

                                                    --     -------      -------   -------  -------
Less distributions:
Dividends from net investment income.............            (0.62)       (0.58)    (0.63)   (0.64)
Distributions from net realized gains............            (0.00)(d)    (0.01)    (0.06)   (0.00)(d)
Distributions in excess of net realized gains....            (0.00)(d)    (0.01)        -        -

                                                    --     -------      -------   -------  -------
Total distributions..............................            (0.62)       (0.60)    (0.69)   (0.64)

                                                    --     -------      -------   -------  -------
Net asset value, end of period...................   $      $  9.79      $ 10.03   $ 10.38  $ 10.09

                                                    ==     =======      =======   =======  =======
Total return (b).................................    %        4.00%        2.37%     9.97%    7.75%

                                                    ==     =======      =======   =======  =======
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's).............   $      $32,453      $73,308   $70,842  $55,098
Ratio of operating expenses to average net assets    %        0.72%        0.71%     0.69%    0.71%
Ratio of net investment income to average net
  assets.........................................    %        6.32%        5.99%     6.25%    6.76%
Portfolio turnover rate..........................    %          15%          23%       85%     130%
Ratio of operating expenses to average net assets
  without waivers................................    %        0.72%        0.71%     0.69%    0.71%

--------
(a)The Munder U.S. Government Income Fund Class Y Shares commenced operations on July 5, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.

                                                          Michigan Tax-Free Bond Fund(a)
                                                  -------------------------------------------
                                                   Year    Year      Year     Year      Year
                                                   Ended   Ended    Ended     Ended    Ended
                                                  6/30/01 6/30/00 6/30/99(c) 6/30/98 6/30/97(c)
                                                  ------- ------- ---------- ------- ----------
Net asset value, beginning of period.............   $     $ 9.62    $10.06   $ 9.65    $ 9.35

                                                    --    ------    ------   ------    ------
Income from investment operations:
Net investment income............................           0.42      0.42     0.40      0.46
Net realized and unrealized gain/(loss) on
  investments....................................          (0.16)    (0.28)    0.47      0.29

                                                    --    ------    ------   ------    ------
Total from investment operations.................           0.26      0.14     0.87      0.75

                                                    --    ------    ------   ------    ------
Less distributions:
Dividends from net investment income.............          (0.42)    (0.42)   (0.44)    (0.45)
Distributions from net realized gains............              -     (0.16)   (0.02)    (0.00)(d)

                                                    --    ------    ------   ------    ------
Total distributions..............................          (0.42)    (0.58)   (0.46)    (0.45)

                                                    --    ------    ------   ------    ------
Net asset value, end of period...................   $     $ 9.46    $ 9.62   $10.06    $ 9.65

                                                    ==    ======    ======   ======    ======
Total return (b).................................    %      2.84%     1.24%    9.17%     8.26%

                                                    ==    ======    ======   ======    ======
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's).............   $     $1,363    $1,513   $1,011    $  652
Ratio of operating expenses to average net assets    %      0.78%     0.75%    0.73%     0.63%
Ratio of net investment income to average net
  assets.........................................    %      4.39%     4.14%    4.54%     4.82%
Portfolio turnover rate..........................    %        13%       33%      34%       19%
Ratio of operating expenses to average net assets
  without waivers................................    %        78%     0.75%    0.73%     0.77%

--------
(a)The Munder Michigan Tax-Free Bond Fund Class Y Shares commenced operations on January 3, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.

                                                              Tax-Free Bond Fund(a)
                                                  --------------------------------------------
                                                   Year      Year     Year    Year      Year
                                                   Ended    Ended     Ended   Ended    Ended
                                                  6/30/01 6/30/99(c) 6/30/99 6/30/98 6/30/97(c)
                                                  ------- ---------- ------- ------- ----------
Net asset value, beginning of period.............   $       $10.02   $10.73  $10.51    $10.34

                                                    --      ------   ------  ------    ------
Income from investment operations:
Net investment income............................             0.44     0.45    0.52      0.50
Net realized and unrealized gain/(loss) on
  investments....................................            (0.16)   (0.32)   0.37      0.25

                                                    --      ------   ------  ------    ------
Total from investment operations.................             0.28     0.13    0.89      0.75

                                                    --      ------   ------  ------    ------
Less distributions:
Dividends from net investment income.............            (0.44)   (0.45)  (0.51)    (0.50)
Distributions from net realized gains............            (0.08)   (0.39)  (0.16)    (0.08)

                                                    --      ------   ------  ------    ------
Total distributions..............................            (0.52)   (0.84)  (0.67)    (0.58)

                                                    --      ------   ------  ------    ------
Net asset value, end of period...................   $       $ 9.78   $10.02  $10.73    $10.51

                                                    ==      ======   ======  ======    ======
Total return (b).................................    %        2.98%    1.08%   8.70%     7.40%

                                                    ==      ======   ======  ======    ======
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's).............   $       $2,381   $2,827  $4,123    $3,946
Ratio of operating expenses to average net assets    %        0.75%    0.73%   0.68%     0.70%
Ratio of net investment income to average net
  assets.........................................    %        4.51%    4.19%   4.85%     4.77%
Portfolio turnover rate..........................    %           6%      32%     61%       45%
Ratio of operating expenses to average net assets
  without waivers................................    %        0.75%    0.73%   0.68%     0.70%

--------
(a)The Munder Tax-Free Bond Fund Class Y Shares commenced operations on July 21, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.

                                                      Tax-Free Short-Intermediate Bond Fund(a)
                                                  ------------------------------------------------
                                                   Year      Year        Year     Year      Year
                                                   Ended    Ended       Ended     Ended    Ended
                                                  6/30/01 6/30/00(c)  6/30/99(c) 6/30/98 6/30/97(c)
                                                  ------- ----------  ---------- ------- ----------
Net asset value, beginning of period............. $         $10.22      $10.47   $10.42    $10.34

                                                  ------    ------      ------   ------    ------
Income from investment operations:
Net investment income............................             0.40        0.41     0.45      0.44
Net realized and unrealized gain/(loss) on
  investments....................................            (0.10)      (0.15)    0.14      0.11

                                                  ------    ------      ------   ------    ------
Total from investment operations.................             0.30        0.26     0.59      0.55

                                                  ------    ------      ------   ------    ------
Less distributions:
Dividends from net investment income.............            (0.41)      (0.41)   (0.45)    (0.44)
Distributions from net realized gains............            (0.05)      (0.10)   (0.09)    (0.03)
Distributions in excess of net realized gains....             0.00(d)        -        -         -

                                                  ------    ------      ------   ------    ------
Total distributions..............................            (0.46)      (0.51)   (0.54)    (0.47)

                                                  ------    ------      ------   ------    ------
Net asset value, end of period................... $         $10.06      $10.22   $10.47    $10.42

                                                  ======    ======      ======   ======    ======
Total return (b).................................      %      3.04%       2.42%    5.70%     5.40%

                                                  ======    ======      ======   ======    ======
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)............. $         $6,867      $7,095   $9,419    $7,511
Ratio of operating expenses to average net assets      %      0.72%       0.71%    0.69%     0.68%
Ratio of net investment income to average net
  assets.........................................      %      4.00%       3.88%    4.32%     4.21%
Portfolio turnover rate..........................      %        15%         25%      27%       31%
Ratio of operating expenses to average net assets
  without waiver.................................      %      0.72%       0.71%    0.69%     0.68%

--------
(a)The Munder Tax-Free Short-Intermediate Bond Fund Class Y Shares commenced operations on December 17, 1992.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.
(d)Amount represents less than $0.01 per share.

                                                                 Cash Investment Fund(a)
                                                     ----------------------------------------------
                                                      Year    Year      Year      Year      Year
                                                      Ended   Ended     Ended     Ended     Ended
                                                     6/30/01 6/30/00   6/30/99   6/30/98   6/30/97
                                                     ------- --------  --------  --------  --------
Net asset value, beginning of period................ $       $   1.00  $   1.00  $   1.00  $   1.00

                                                     ------  --------  --------  --------  --------
Income from investment operations:
Net investment income...............................            0.053     0.047     0.051     0.050

                                                     ------  --------  --------  --------  --------
Total from investment operations....................            0.053     0.047     0.051     0.050

                                                     ------  --------  --------  --------  --------
Less distributions:
Dividends from net investment income................           (0.053)   (0.047)   (0.051)   (0.050)

                                                     ------  --------  --------  --------  --------
Total distributions.................................           (0.053)   (0.047)   (0.051)   (0.050)

                                                     ------  --------  --------  --------  --------
Net asset value, end of period...................... $       $   1.00  $   1.00  $   1.00  $   1.00

                                                     ======  ========  ========  ========  ========
Total return (b)....................................      %      5.39%     4.84%     5.30%     5.07%

                                                     ======  ========  ========  ========  ========
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)................ $       $197,156  $358,125  $327,417  $279,427
Ratio of operating expenses to average net assets...      %      0.55%     0.53%     0.51%     0.55%
Ratio of net investment income to average net assets      %      5.26%     4.72%     5.17%     4.96%
Ratio of operating expenses to average net assets
  without waivers...................................      %      0.55%     0.53%     0.51%     0.55%

--------
(a)The Munder Cash Investment Fund Class Y Shares commenced operations on March 14, 1990.
(b)Total return represents aggregate total return for the period indicated.

                                                                 Money Market Fund(a)
                                                     --------------------------------------------
                                                      Year    Year     Year      Year     Year
                                                      Ended   Ended    Ended     Ended    Ended
                                                     6/30/01 6/30/00  6/30/99   6/30/98  6/30/97
                                                     ------- -------  --------  -------  --------
Net asset value, beginning of period................   $     $  1.00  $   1.00  $  1.00  $   1.00

                                                       --    -------  --------  -------  --------
Income from investment operations:
Net investment income...............................           0.050     0.046    0.050     0.049

                                                       --    -------  --------  -------  --------
Total from investment operations....................           0.050     0.046    0.050     0.049

                                                       --    -------  --------  -------  --------
Less distributions:
Dividends from net investment income................          (0.050)   (0.046)  (0.050)   (0.049)

                                                       --    -------  --------  -------  --------
Total distributions.................................          (0.050)   (0.046)  (0.050)   (0.049)

                                                       --    -------  --------  -------  --------
Net asset value, end of period......................   $     $  1.00  $   1.00  $  1.00  $   1.00

                                                       ==    =======  ========  =======  ========
Total return (b)....................................    %       5.13%     4.71%    5.14%     4.97%

                                                       ==    =======  ========  =======  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................   $     $27,942  $139,388  $68,689  $124,621
Ratio of operating expenses to average net assets...    %       0.65%     0.62%    0.64%     0.64%
Ratio of net investment income to average net assets    %       5.02%     4.55%    5.03%     4.86%
Ratio of operating expenses to average net assets
  without waivers...................................    %       0.65%     0.62%    0.64%     0.64%

--------
(a)The Munder Money Market Fund Class Y Shares commenced operations on August 18, 1993.
(b)Total return represents aggregate total return for the period indicated.

                                                                 Tax-Free Money Market Fund(a)
                                                          ------------------------------------------
                                                           Year    Year     Year     Year     Year
                                                           Ended   Ended    Ended    Ended    Ended
                                                          6/30/01 6/30/00  6/30/99  6/30/98  6/30/97
                                                          ------- -------  -------  -------  -------
Net asset value, beginning of period.....................   $     $  1.00  $  1.00  $  1.00  $  1.00

                                                            --    -------  -------  -------  -------
Income from investment operations:
Net investment income....................................           0.032    0.027    0.031    0.030

                                                            --    -------  -------  -------  -------
Total from investment operations.........................           0.032    0.027    0.031    0.030

                                                            --    -------  -------  -------  -------
Less distributions:
Dividends from net investment income.....................          (0.032)  (0.027)  (0.031)  (0.030)

                                                            --    -------  -------  -------  -------
Total distributions......................................          (0.032)  (0.027)  (0.031)  (0.030)

                                                            --    -------  -------  -------  -------
Net asset value, end of period...........................   $     $  1.00  $  1.00  $  1.00  $  1.00

                                                            ==    =======  =======  =======  =======
Total return (b).........................................    %       3.20%    2.76%    3.13%    3.04%

                                                            ==    =======  =======  =======  =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................   $     $16,541  $21,791  $20,397  $22,951
Ratio of operating expenses to average net assets........    %       0.56%    0.55%    0.54%    0.53%
Ratio of net investment income to average net assets.....    %       3.14%    2.73%    3.08%    3.01%
Ratio of operating expenses to average net assets without
  waivers................................................    %       0.56%    0.55%    0.54%    0.53%

--------
(a)The Munder Tax-Free Money Market Fund Class Y Shares commenced operations on March 14, 1990.
(b)Total return represents aggregate total return for period indicated.

                                                           U.S. Treasury Money Market Fund(a)
                                                     ---------------------------------------------
                                                      Year    Year       Year     Year     Year
                                                      Ended   Ended     Ended     Ended    Ended
                                                     6/30/01 6/30/00  6/30/99(f) 6/30/98  6/30/97
                                                     ------- -------  ---------- -------  --------
Net asset value, beginning of period................   $     $  1.00   $  1.00   $  1.00  $   1.00

                                                       --    -------   -------   -------  --------
Income from investment operations:
Net investment income...............................           0.048     0.044     0.049     0.048

                                                       --    -------   -------   -------  --------
Total from investment operations....................           0.048     0.044     0.049     0.048

                                                       --    -------   -------   -------  --------
Less distributions:
Dividends from net investment income................          (0.048)   (0.044)   (0.049)   (0.048)

                                                       --    -------   -------   -------  --------
Total distributions.................................          (0.048)   (0.044)   (0.049)   (0.048)

                                                       --    -------   -------   -------  --------
Net asset value, end of period......................   $     $  1.00   $  1.00   $  1.00  $   1.00

                                                       ==    =======   =======   =======  ========
Total return (b)....................................    %       4.92%     4.33%     5.00%     4.91%

                                                       ==    =======   =======   =======  ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................   $     $14,266   $33,967   $37,437  $233,549
Ratio of operating expenses to average net assets...    %       0.61%     0.58%     0.57%     0.54%
Ratio of net investment income to average net assets    %       4.80%     4.40%     4.92%     4.79%
Ratio of operating expenses to average net assets
  without waivers...................................    %       0.61%     0.58%     0.57%     0.54%

--------
(a)The Munder U.S. Treasury Money Market Fund Class Y Shares commenced operations on March 14, 1990.
(b)Total return represents aggregate total return for the period indicated.

             More information about the Funds is available free upon request, including the following:

             ANNUAL/SEMI-ANNUAL REPORTS
             You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

             STATEMENT OF ADDITIONAL INFORMATION
             Provides more details about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus)


               To Obtain Information:

               BY TELEPHONE
               Call 1-800-438-5789

               BY MAIL
               Write to:
               The Munder Funds
               c/o PFPC Global Fund Services
               P.O. Box 9701
               Providence, RI 02940-9701

               BY OVERNIGHT DELIVERY TO:
               The Munder Funds
               c/o PFPC Global Fund Services
               4400 Computer Drive
               Westborough, MA 01581

               ON THE INTERNET
               Text-only versions of fund documents can be viewed online or downloaded from:

                   SECURITIES AND EXCHANGE COMMISSION
                   http://www.sec.gov

               You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

               You may also find more information about the Funds on the Internet at: http://www.munderfunds.com. This website is not considered part of the prospectus.


             PROY201

             SEC File Numbers: 811-7346, 811-5899, 811-7897



--------------------------------------------------------------------------------

               THE MUNDER FUNDS TRUST, THE MUNDER FUNDS, INC. AND
                       THE MUNDER FRAMLINGTON FUNDS TRUST

                    Munder Balanced Fund                                              Munder Bio(Tech)/2/ Fund
                      Munder Bond Fund                                             Munder Digital Economy Fund
                 Munder Cash Investment Fund                                         Munder Focus Growth Fund
                    Munder Index 500 Fund                                         Munder Future Technology Fund
                Munder Intermediate Bond Fund                                     Munder International Bond Fund
               Munder International Equity Fund                                  Munder International NetNet Fund
        Munder Large-Cap Value Fund (formerly Munder Equity Income Fund)           Munder Micro-Cap Equity Fund
             Munder Michigan Tax-Free Bond Fund                                     Munder MidCap Select Fund
              Munder Small Company Growth Fund                                       Munder Money Market Fund
                  Munder Tax-Free Bond Fund                                      Munder Multi-Season Growth Fund
              Munder Tax-Free Money Market Fund                                         Munder NetNet Fund
        Munder Tax-Free Short-Intermediate Bond Fund                                  Munder Power Plus Fund
             Munder U.S. Government Income Fund                               Munder Real Estate Equity Investment Fund
                   Munder Small-Cap Value Fund                                 Munder U.S. Treasury Money Market Fund

                    Munder Framlington Emerging Markets Fund
                Munder Framlington Global Financial Services Fund
                       Munder Framlington Healthcare Fund
                  Munder Framlington International Growth Fund

                           (collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION

                                October ___, 2001

     This Statement of Additional Information ("SAI"), which has been filed with the Securities and Exchange Commission (the "SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above. The Munder Funds, Inc. (the "Company") currently offers a selection of fifteen investment portfolios, fourteen of which are described in this SAI; The Munder Funds Trust (the "Trust") currently offers a selection of fourteen investment portfolios, each of which is described in this SAI; and The Munder Framlington Funds Trust ("Framlington") currently offers a selection of four investment portfolios, each of which is described in this SAI. This SAI is not a prospectus, and should be read only in conjunction with the Company's, the Trust's, and Framlington's Prospectuses dated October ____, 2001. The financial statements for the Funds including the notes thereto, dated June 30, 2001, are incorporated by reference into this SAI from the annual reports of the Funds. A copy of each Prospectus or annual report may be obtained free of charge through Funds Distributor, Inc. (the "Distributor"), or by calling the Funds at (800) 438-5789.

     An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                                TABLE OF CONTENTS

                                                                                                      Page
                                                                                                      ----
History and General Information ..................................................................       3
Fund Investments .................................................................................       4
Risk Factors and Special Considerations -- Index 500 Fund ........................................      18
Risk Factors and Special Considerations -- Michigan Tax-Free Bond Fund
and Tax-Free Short-Intermediate Bond Fund ........................................................      19
Investment Limitations ...........................................................................      22
Temporary Defensive Position .....................................................................      27
Management of the Funds ..........................................................................      27
Investment Advisory and Other Service Arrangements ...............................................      32
Code of Ethics ...................................................................................      43
Portfolio Transactions ...........................................................................      44
Additional Purchase, Redemption, Exchange and Conversion Information .............................      47
Net Asset Value ..................................................................................      50
Performance Information ..........................................................................      51
Taxes ............................................................................................      59
Additional Information Concerning Shares .........................................................      65
Other Information ................................................................................      67
Registration Statement ...........................................................................      86
Financial Statements .............................................................................      86
Appendix A .......................................................................................     A-1
Appendix B .......................................................................................     B-1

No person has been authorized to give any information or to make any representations not contained in this SAI or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                         HISTORY AND GENERAL INFORMATION

The following Funds are described in this SAI:


The Munder Funds Trust
----------------------
Munder Balanced Fund ("Balanced Fund")
Munder Bond Fund ("Bond Fund")
Munder Cash Investment Fund ("Cash Investment Fund")
Munder Index 500 Fund ("Index 500 Fund")
Munder Intermediate Bond Fund ("Intermediate Bond Fund")
Munder International Equity Fund ("International Equity Fund")
Munder Large-Cap Value Fund ("Large-Cap Value Fund")(formerly "Equity Income
Fund)
Munder Michigan Tax-Free Bond Fund ("Michigan Tax-Free Bond Fund")
Munder Small Company Growth Fund ("Small Company Growth Fund")
Munder Tax-Free Bond Fund ("Tax-Free Bond Fund")
Munder Tax-Free Money
Market Fund ("Tax-Free Money Market Fund")
Munder Tax-Free Short-Intermediate Bond Fund ("Tax-Free Short-Intermediate Bond Fund")
Munder U.S. Government Income Fund ("U.S. Government Income Fund")
Munder U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")

The Munder Funds, Inc.
----------------------
Munder Bio(Tech)/2/ Fund ("Bio(Tech)/2/ Fund")
Munder Digital Economy Fund ("Digital Economy Fund")
Munder Focus Growth Fund ("Focus Growth Fund")
Munder Future Technology Fund ("Future Technology Fund")
Munder International Bond Fund ("International Bond Fund")
Munder International NetNet Fund ("International NetNet Fund")
Munder Micro-Cap Equity Fund ("Micro-Cap Equity Fund")
Munder MidCap Select Fund ("MidCap Select Fund")
Munder Money Market Fund ("Money Market Fund")
Munder Multi-Season Growth Fund ("Multi-Season Growth Fund")
Munder NetNet Fund ("NetNet Fund")
Munder Power Plus Fund ("Power Plus Fund")
Munder Real Estate Equity Investment Fund ("Real Estate Equity Investment Fund") Munder Small-Cap Value Fund ("Small-Cap Value Fund")

The Munder Framlington Funds Trust
----------------------------------
Munder Framlington Emerging Markets Fund ("Emerging Markets Fund")
Munder Framlington Global Financial Services Fund ("Global Financial Services Fund")
Munder Framlington Healthcare Fund ("Healthcare Fund")
Munder Framlington International Growth Fund ("International Growth Fund")

     The Company, the Trust and Framlington are each open-end investment management companies. All of the Funds are diversified except for the International Bond Fund, the Michigan Tax-Free Bond Fund, the Tax-Free Short-Intermediate Bond Fund, and the Future Technology Fund.

     The Trust was organized on August 30, 1989 under the name "PDB Fund," which was changed in November 1989 to "Opportunity Funds," in February 1990 to "Ambassador Funds" and in June 1995 to "The Munder Funds Trust." The Tax-Free Short-Intermediate Bond Fund originally commenced operations on February 9, 1987 under the name Tax-Free Intermediate Bond Fund as a separate portfolio of the St. Clair Tax-Free Fund, Inc. On November 20, 1992, the St. Clair Tax-Free Intermediate Bond Fund was reorganized as the Ambassador Tax-Free Intermediate Bond Fund. The Company was organized as a Maryland corporation on November 18, 1992. Framlington was organized as a Massachusetts business trust on October 30, 1996.

     As stated in each Prospectus, the investment advisor of each Fund (other than the Index 500 Fund and the International Equity Fund) is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 95% of the partnership interests in the Advisor.

     World Asset Management ("World"), a Delaware limited liability company, is the investment advisor for the Index 500 Fund and the International Equity Fund. World is a wholly-owned subsidiary of the Advisor.

     Framlington Overseas Investment Management Limited (the "Sub-Advisor") serves as sub-advisor for the Emerging Markets, Global Financial Services, Healthcare and International Growth Funds (the "Framlington Funds"), the International NetNet Fund and the Bio(Tech)2 Fund. The Sub-Advisor is a subsidiary of Framlington Group Limited, incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly-owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by HSBC plc, a banking and financial services organization based in the United Kingdom.

     Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in each Prospectus.

                                FUND INVESTMENTS

     The following supplements the information contained in each Prospectus concerning the investment objectives and policies of the Funds. With the exception of the investment objectives of Multi-Season Growth Fund, Real Estate Equity Investment Fund and Money Market Fund, each Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. The Tax-Free Bond Fund and Tax-Free Money Market Fund each have a fundamental policy to invest at least 80% of its respective assets in municipal obligations bearing tax-exempt interest; all other investment policies, other than those specifically designated as fundamental, are non-fundamental policies and may be changed without the authorization of the holders of a majority of a Fund's outstanding shares. There can be no assurance that a Fund will achieve its objective.

     A description of applicable credit ratings is set forth in Appendix A to this SAI.


     For purposes of this SAI, the Bio(Tech)/2/ Fund, Digital Economy Fund, Focus Growth Fund, Future Technology Fund, Global Financial Services Fund, Index 500 Fund, International Equity Fund, International NetNet Fund, Large-Cap Value Fund, Micro-Cap Equity Fund, MidCap Select Fund, Multi-Season Growth Fund, NetNet Fund, Power Plus Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Small Company Growth Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund are referred to as the "Equity Funds"; the Bond Fund, Intermediate Bond Fund and U.S. Government Income Fund are referred to as the "Bond Funds"; the Michigan Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund are referred to as the "Tax-Free Bond Funds" and Cash Investment Fund, Money Market Fund, Tax-Free Money Fund and U.S. Treasury Money Market Fund are referred to as the "Money Market Funds."

     Borrowing. Each of the Funds is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and are authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Funds to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Fund.


     Foreign Securities. Each Equity Fund (except Bio(Tech)/2/ Fund, Global Financial Services Fund, Real Estate Equity Investment Fund, International Equity Fund, International NetNet Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund), each Bond Fund, the Balanced Fund, the Cash Investment Fund and the Money Market Fund may invest up to 25% of its assets in foreign securities. Each Tax-Free Bond Fund may invest up to 10% of its assets in foreign securities. Under normal market conditions, the International Equity Fund, International Bond Fund and International Growth Fund will each invest at least 65% of its assets in securities of issuers located in at least three countries other than the United States. The Global Financial Services Fund will invest at least 65% of its assets in securities of issuers located in at least three countries, one of which may be the United States. The Emerging Markets Fund will invest at least 65% of its assets in emerging market countries. There is no limit on the Healthcare Fund's and Bio(Tech)/2/ Fund's investments in foreign securities. The Future Technology Fund, International NetNet Fund, NetNet Fund and Multi-Season Growth Fund typically will only purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

     The International Bond Fund will primarily invest in foreign debt obligations denominated in foreign currencies, including the European Currency Unit ("ECU"), which are issued by foreign governments and governmental agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations (as defined below); corporate debt securities; bank or bank holding company debt securities and other debt securities including those convertible into foreign stock. Certain European currencies are being converted into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular. For the purposes of the 65% minimum with respect to the International Bond Fund's designation as an international bond fund, the securities described in this paragraph are considered "international bonds."

     Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than their actual market values and they may be adverse to a Fund.

     The Advisor, World or the Sub-Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

     Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor, World or the Sub-Advisor, will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.


     Forward Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Equity Funds (excluding the Real Estate Equity Investment Fund), the Balanced Fund, the Bond Funds and the International Bond Fund are authorized to enter into forward currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Advisor, World or the Sub-Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward currency contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, a Fund may enter into a forward currency contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

         Cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward currency contracts will be designated on the records of the Funds' custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the designated securities, the designated securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund. A forward currency contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward currency contract (or call option) permitting a Fund to buy the same currency at a price no higher than a Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting a Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

     Futures Contracts and Related Options. The Equity Funds, the Balanced Fund, the Bond Funds, the Tax-Free Bond Funds and the International Bond Fund may purchase and sell futures contracts on interest-bearing securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     Illiquid Securities. The Equity Funds, Balanced Fund, Tax-Free Bond Funds, International Bond Fund and the Bond Funds may invest up to 15%, and each of the Money Market Funds may invest up to 10%, of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act"). If, after the time of acquisition, events cause this limit to be exceeded, a Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

         Each Fund (except U.S. Treasury Money Market Fund) may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section
4(2) paper"). A Fund may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor, World or the Sub-Advisor will determine the liquidity of such investments pursuant to guidelines established by the Boards of Directors/Trustees. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Interest Rate Swap Transactions. Each of the Bond Funds and the International Bond Fund may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by a Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Funds will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties." Certain Federal income tax requirements may, however, limit the Funds' ability to engage in certain interest rate transactions. Gains from transaction in interest rate swaps distributed to shareholders of the Funds will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

     Each of the Funds' obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Each of the Funds' obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by designating cash, U.S. Government securities or other high-grade liquid securities on the books of the Fund's custodian, to avoid any potential leveraging of a Fund's portfolio.

     The Funds will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO") or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Funds will have contractual remedies pursuant to the agreements related to the transactions.

     The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of each of the Funds would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Investment Company Securities. Each of the Funds may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund.

     For hedging or other purposes, the Funds may invest in investment companies which seek to track the composition and/or performance of specific indexes or portions of specific indexes. Such investment companies may be traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of index-based, exchange traded investment companies include: SPDRs(R), Select Sector SPDRs(R), DIAMONDS(SM) and NASDAQ 100 Shares.

     Lending of Portfolio Securities. To enhance the return on its portfolio, each of the Funds may lend securities in its portfolio (subject to a limit of 25% of each Fund's, other than the Money Market Fund's, total assets; and 33 1/3% of the Money Market Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Funds due to (i) the inability of the borrower to return securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Funds will lend securities, the Advisor, World (with respect to the Index 500 Fund or International Equity Fund) or the Sub-Advisor (with respect to the Framlington Funds) will consider all relevant facts and circumstances. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor, World or the Sub-Advisor has determined are creditworthy under guidelines established by the Boards of Directors/Trustees.

     Lower-Rated Debt Securities. It is expected that each Fund (other than the Money Market Funds and Index 500 Fund) will invest not more than 5% of its total assets in securities that are rated below investment grade by Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's"), or in comparable unrated securities. The Money Market Funds and the Index 500 Fund may not invest in such securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Fund's portfolio, with a commensurate effect on the value of each of the Fund's shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

     While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

     Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Funds. A description of applicable credit ratings is set forth in Appendix A of this SAI.

     Money Market Instruments. Each of the Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Advisor, World or the Sub-Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Investments by a Fund in commercial paper will consist of issues rated at the time of purchase A-1 and/or P-1 by S&P or Moody's. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor, World (with respect to the Index 500 Fund or International Equity
Fund) or the Sub-Advisor (with respect to the Framlington Funds) at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master notes only when the Advisor, World or the Sub-Advisor deems the investment to involve minimal credit risk.

     Mortgage-Related Securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Municipal Obligations. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Company, the Trust nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

     An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

     From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal obligations for investment by the Tax-Free Bond Funds and the Tax-Free Money Market Fund and the liquidity and value of such Funds. In such an event the Board of Trustees would reevaluate the Fund's investment objective and policies and consider changes in its structure or possible dissolution.

     The Cash Investment Fund and the Money Market Fund each may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. Neither the Cash Investment Fund nor the Money Market Fund expects to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.

     Non-Domestic Bank Obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     Options. Each of the Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond
Fund) may write covered call options, buy put options, buy call options and write secured put options. For a detailed description on options, see Appendix B to this SAI.


     Real Estate Securities. The Real Estate Equity Investment Fund may invest without limit in shares of real estate investment trusts ("REITs"). The Equity Funds and the Balanced Fund may also invest in REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity

REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. However, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

     Repurchase Agreements. Each of the Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase the securities at an agreed-upon time and price ("repurchase agreements"). The Advisor, World or the Sub-Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain collateral in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided the repurchase agreement itself matures in 397 days or less.

     The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held, as applicable, by the Trust's, Framlington's or the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund's custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Rights and Warrants. The Equity Funds and the Balanced Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     Short Sales. The Global Financial Services Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against-the-box." The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealers, usually cash, U.S. Government securities or other highly liquid securities similar to those borrowed. The Fund will also be required to deposit similar collateral with its custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to as least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over any received by the Fund on such security, the Fund may not received any payments (including interest) on its collateral deposited with such broker-dealer. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

     If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain is limited to the price at which it sold the security short; its potential loss is theoretically unlimited.

     Stand-by Commitments. The Balanced Fund, Cash Investment Fund, Money Market Fund, the Tax-Free Bond Funds and Tax-Free Money Market Fund may each enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

     The Company and the Trust expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of such Fund's total assets calculated immediately after each stand-by commitment is acquired.

     The Funds intend to enter into stand-by commitments only with dealers, banks and broker/dealers which, in the Advisor's opinion, present minimal credit risks. The Tax-Free Bond Funds and the Tax-Free Money Market Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

     Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than the Tax-Free Short-Intermediate Bond Fund) may purchase and sell stock index futures, options on stock and bond indices and options on stock and bond index futures contracts as a hedge against movements in the equity and bond markets. The Tax-Free Short-Intermediate Bond Fund may purchase and sell bond index futures contracts.

The International Bond Fund may purchase and sell options on bond index futures contracts as a hedge against movements in the bond markets.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

     If the Advisor, World (with respect to the Index 500 Fund and the International Equity Fund) or the Sub-Advisor (with respect to the Framlington Funds) expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor, World or the Sub-Advisor, as the case may be, expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Funds' portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

     The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond Fund) may purchase and write call and put options on stock index futures contracts and each such Fund and the International Bond Fund may purchase and write call and put options on bond index futures contracts. Each such Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such Funds may purchase put options or write call options on stock and bond index futures (only bond index futures in the case of the International Bond Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

     In connection with transactions in stock or bond index futures, stock or bond index options and options on stock or bond index futures, the Funds will be required to deposit as "initial margin" an amount of cash or short-term U.S. Government securities equal to between 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

     Stripped Securities. Certain Funds may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed principal payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Company, the Trust and Framlington are not aware of any binding legislative, judicial or administrative authority on this issue.

     Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

     The U.S. Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     In addition, the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.

     The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

     Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

     The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Boards of Directors/Trustees. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's net asset value per share.

     Supranational Bank Obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

     U.S. Government Obligations. The Funds may purchase obligations issued or guaranteed by the U.S. Government and, except in the case of the U.S. Treasury Money Market Fund, U.S. Government agencies and instrumentalities. The U.S. Treasury Money Market Fund will purchase obligations issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United

States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

     Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by a Fund may have stated maturities in excess of a Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor or the Sub-Advisor, as the case may be, will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

     In determining average weighted portfolio maturity of the Funds, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaulted or during periods that a Fund is not entitled to exercise its demand rights.

     Variable and floating rate instruments held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     Guaranteed Investment Contracts. The Bond Funds, International Bond Fund, Cash Investment Fund and Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Boards of Directors/Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the Fund's limitation on illiquid investments.

     When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When a Fund agrees to purchase securities on a when-issued or forward commitment basis, a Fund will designate cash or liquid portfolio securities equal to the amount of the commitment. Normally, a Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments, the Advisor or the Sub-Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

     A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

     When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., Fitch IBCA, Inc. and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     With respect to each of the Money Market Funds, securities (other than U.S. Government securities) must be rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities. In addition, each of Cash Investment Fund and Money Market Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. Each of Cash Investment Fund, Money Market Fund and Tax-Free Money Market Fund intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the Boards of Directors/Trustees, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

     Other. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Boards of Directors/Trustees or the

Advisor, World or the Sub-Advisor, pursuant to guidelines established by the Boards, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

            RISK FACTORS AND SPECIAL CONSIDERATIONS -- INDEX 500 FUND

     Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the Index 500 Fund are not managed in this manner. Instead, with the aid of a computer program, World purchases and sells securities for the Index 500 Fund in an attempt to produce investment results that substantially duplicate the performance of the common stocks included in the S&P 500 Composite Stock Price Index ("S&P 500"), taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

     The Index 500 Fund does not expect to hold at any particular time all of the stocks included in the S&P 500. World believes, however, that through the application of capitalization weighing and sector balancing techniques it will be able to construct and maintain the Index 500 Fund's investment portfolio so that it reasonably tracks the performance of the S&P 500. World will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the S&P 500. This comparison is made because World believes that, unless the Index 500 Fund holds all stocks included in the S&P 500, the selection of stocks for purchase by the Index 500 Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors that are dominated by the larger corporations, such as communications, automobile, oil and energy. As a result, events disproportionately affecting such industries could affect the performance of the Index 500 Fund differently than the performance of the S&P
500. Conversely, if smaller companies were not purchased by the Index 500 Fund, the representation of industries included in the S&P 500 that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

     For these reasons, World will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in the Index 500 Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the S&P 500. This process continues until the portfolio is fully invested (except for cash holdings).

     Redemptions of a substantial number of shares of the Index 500 Fund could reduce the number of issuers represented in the Index 500 Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the S&P 500.

     If an issuer drops in ranking, or is eliminated entirely from the S&P 500, World may be required to sell some or all of the common stock of such issuer then held by the Index 500 Fund. Such sales of portfolio securities may be made at times when, if World were not required to effect purchases and sales of portfolio securities in accordance with the S&P 500, such securities might not be sold. These sales may result in lower prices for the securities than may have been realized or in losses that may not have been incurred if World were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the S&P 500. However, although World does not intend to screen securities for investment by the Fund by traditional methods of financial and market analysis, World will monitor the Index 500 Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Index 500 Fund's ability to achieve its investment objective.

     The Index 500 Fund will invest primarily in the common stocks that constitute the S&P 500 in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that the Index 500 Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in the S&P 500, securities that are themselves outside the S&P 500. Such securities will be disposed of by the Index 500 Fund in due course consistent with the Index 500 Fund's investment objective.

     In addition, the Index 500 Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of the S&P
500. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the S&P 500. SPDRs are traded on the American Stock Exchange.

     The Index 500 Fund may also purchase put and call options on the S&P 500 and S&P 100 stock indices, which are traded on national securities exchanges. In addition, the Index 500 Fund may enter into transactions involving futures contracts (and futures options) on these two stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the S&P 500. These transactions are effected in an effort to have fuller exposure to price movements in the S&P 500 pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in the S&P 500 at times when the Index 500 Fund is not fully invested in stocks that are included in the S&P 500. For example, by purchasing a futures contract, the Index 500 Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P 500, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the Index 500 Fund may be able, as an effective matter, to be fully invested in the S&P 500 while keeping a cash reserve to meet potential redemptions. See Appendix B to this SAI.

     The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Index 500 Fund. S&P has no obligation to take the needs of the Trust or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Index 500 Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Index 500 Fund.

    RISK FACTORS AND SPECIAL CONSIDERATIONS - MICHIGAN TAX-FREE BOND FUND AND
                      TAX-FREE SHORT-INTERMEDIATE BOND FUND

     The information set forth below is derived in substantial part from the official statements prepared in connection with the issuance of Michigan municipal bonds and similar obligations and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of Michigan (the "State"). The Trust has not independently verified this information.

     The State Constitution limits the purposes for which State general obligation debt may be issued. Such debt is limited to short-term debt for State operating purposes, short and long-term debt for the purpose of making loans to school districts and long-term debt for voter approved purposes. The State's Constitution also directs or restricts the use of certain revenues.

     Expenditures are not permitted by the State Constitution to exceed available revenues. The State Constitution requires that the Governor, with the approval of the appropriating committees of the State House and Senate, reduce expenditures whenever it appears that the actual revenues will be less than the originally projected revenues upon which the budget was based.

     The State finances its operations through the State's General Fund and special revenue funds. The General Fund receives revenues of the State that are not specifically required to be included in the special revenue funds. General Fund revenues are obtained approximately 55% from the payment of State taxes and 45% from federal and non-tax revenue sources. Tax revenues credited to the General Fund include portions of collections from the personal income tax, the single business tax, use tax, sales tax and various other taxes.

     The State's Constitution also limits the amount of total State revenues raised from taxes and other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a specified percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater. The percentage is based upon the ratio of the 1978-79 fiscal year revenues to total 1977 State personal income. If any fiscal year revenues exceed the revenue limitation by 1%, the entire amount exceeding the limitation must be rebated in the following fiscal year's personal income tax or single business tax. Annual excesses of less than 1% may be transferred into the State's Budget Stabilization Fund, discussed below. The State may raise taxes in excess of the limit in emergency situations, when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

     In 1977, the State enacted legislation which created the Counter-Cyclical Budget and Economic Stabilization Fund, commonly known as the Budget Stabilization Fund ("BSF"), to accumulate balances during years of significant economic growth for utilization in years when the State's economy experiences cyclical downturns or unforeseen fiscal emergencies. Calculated on an accrual basis, the unreserved ending accrued balance of the BSF on September 30, 1995 was $987.9 million, $614.5 million on September 30, 1996, $579.8 million on September 30, 1997 and 1,000.5 million on September 30, 1998. The balance is net of a reserve for future education funding of $539.1 million on September 30, 1996 and $572.6 million on September 30, 1997.

     In 1999, legislation was passed completely phasing out the single business tax ("SBT"). Effective January 1, 1999, the SBT rate was reduced from 2.3% to 2.2% and is to be reduced annually by 0.1% each January 1 until the tax is completely eliminated. The annual reduction does not occur if the BSF balance for the prior fiscal year is under $250 million. SBT rate reductions will cease until the BSF fiscal year ending balance returns to $250 million or more. The same legislation also provides single business tax relief for companies that spin off a portion of their business pursuant to a restructuring, specifically defines the tax base of foreign corporations for single business tax purposes and replaces the capital acquisition deduction with an investment tax credit ("ITC"). The ITC becomes effective on January 1, 2000 and was set at the revenue neutral rate of 0.85%, which will be reduced in proportion to the SBT rate cut.

     Property tax and school finance reform measures enacted in 1998 substantially cut local school property taxes and raised additional State revenues to replace most of the property tax cut. A constitutional amendment approved by the voters in March 1994, increased the State sales and use tax from 4% to 6%, limited the ability of local school districts to levy taxes, and limited assessment increases for each parcel of property to the lesser of 5% or the rate of inflation. When property is subsequently sold, its taxable value will revert to the current assessment level of 50% of true cash value. Companion legislation increased the cigarette tax $.25 to $.75 per pack and imposed an additional tax of 16% of the wholesale price on certain other tobacco products, imposed a State real estate transfer tax of 0.75% and a 6-mill State property tax and cut the State's income tax rate from 4.6% to 4.4%. These measures shift significant portions of the cost of local school operations from local school districts to the State and raise additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

          The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involve programs generally in the areas of corrections, tax collection, commerce and budgetary reductions to school districts and governmental units and court funding. Relief sought includes damages in tort cases generally, alleviation of prison overcrowding, improvement of prison medical and mental health care and refund claims under State taxes. The State is also a party to various legal proceedings which, if resolved in the State's favor, would result in contingency gains to the State's General Fund balance, but without material effect upon such fund balance. Although the ultimate disposition and consequences of all of these proceedings are not presently determinable, the Attorney General of the State has indicated in a recent official statement prepared in connection with issuance of general obligation bonds of the State that such ultimate dispositions and consequences of any single proceeding or all legal proceedings collectively should not themselves, except as listed below, have a material adverse effect on the security for such bonds; provided, however, that no opinion is expressed with respect to the ultimate disposition and consequences of any litigation in combination with any State revenue loss, the implementation of any tax reduction proposal or the failure of the State to realize any budget assumption.

         On August 22, 1994, the Ingham Circuit and probate courts, together with the 55th District Court, filed suits in the Court of Claims and Ingham County Circuit Court against the State of Michigan and Ingham County for declaratory and injunctive relief, and for damages, due to the alleged failure of the State Court Administrative Office to properly calculate Ingham County's reimbursement under the court funding statute. These cases have been dismissed by stipulation of the parties because the plaintiffs are raising the same claims as members of a class action captioned as 10th Judicial Circuit, et al v State of Michigan, et al. Plaintiffs assert that the amount in controversy exceeds $5 million dollars. The case is currently pending final class certification.

         In an order dated June 10, 1997 and a decision rendered July 31, 1997, the Michigan Supreme Court decided, in the consolidated cases of Durant v State of Michigan and Schmidt v State of Michigan, that the special education, special education transportation, bilingual education, driver training and school lunch programs provided by local school districts are State mandated programs within the meaning of Michigan Constitution, Article 9, ss. 29 (part of the so-called "Headlee Amendment") and, therefore, the State is obligated to fund these programs at levels established by the Headlee Amendment. In fashioning a remedy in this case of first impression under the Headlee Amendment, the Court concluded that, in future cases, the correct remedy will typically be limited to a declaratory judgment. However, due to the protracted nature of the Durant and Schmidt litigation, the Court ruled that money damages, without interest, shall be paid to the 84 plaintiff school districts for the full amount of the underfunding for the State mandated programs during the 1991-92, 1992-93, and 1993-94 school years. On November 19, 1997, the Governor signed legislation providing approximately $212 million to the 84 plaintiff school districts to cover the underfunding for those three years. That payment was made to the 84 plaintiff school districts on April 15, 1998 from the State's Budget Stabilization Fund. The board of education of each plaintiff school district is to determine the appropriate distribution of the award between taxpayer relief and/or use by the district for other public purposes. The Court has affirmed the award to plaintiffs of their costs including attorney fees. Approximately 400 other school districts have asserted similar claims. In companion legislation signed by the Governor on November 19, 1997, the State will pay each "non-Durant" school district for its underfunded State mandated program costs for those same three years, if the district agreed, by March 2, 1998, to waive any claim against the State of the same nature as the claims made by the 84 Durant plaintiffs through September 30, 1997. All "non-Durant" school districts submitted the statutory waiver by March 2, 1998. It is estimated that the aggregate payments to the "non-Durant" school districts will, over time, total $632 million. Those payments, commencing in fiscal year 1998-1999, will be paid out of the Budget Stabilization Fund and the General Fund, half in annual payments over 10 years and half in annual payments over 15 years.

         On May 14, 1998, more than 100 Michigan school districts and individuals filed suit in the Michigan Court of Appeals, asserting that the current version of the state school aid act violates the Headlee Amendment, in much the same manner as prior versions of the act were ruled unconstitutional by the Michigan Supreme Court in Durant v State Board of Education, 456 Mich 175
(1977). Durant, et al. v State, et al. ("Durant II"). The Durant II plaintiffs are claiming damages of approximately $347 million for each of the 1997-1998, 1998-1999 and 1999-2000 school years for the State's alleged underfunding of special education services, special education transportation, and school lunch programs. The Durant II plaintiffs are also requesting a declaratory judgment that the current version of the state school aid act will not provide proper funding levels for future school years. They also seek attorney fees and costs of the litigation. On June 11, 1998, the Michigan Court of Appeals dismissed this suit on technical grounds, without prejudice however, to the timely filing of a new complaint. On September 29, 1998, the Michigan Supreme Court reversed the June 11, 1998 Order of the Michigan Court of Appeals and remanded Durant II to the Michigan Court of Appeals. The Michigan Supreme Court directed the Michigan Court of Appeals to resolve expeditiously certain issues raised by the Durant II plaintiffs.

     On October 30, 1998, the school districts moved to amend their complaint to challenge the newly-enacted amendments to the State School Aid Act, 1998 PA 339, to add claims for the 1999-2000 fiscal year and to add a new count for mandamus against the State treasurer. On December 2, 1998, the Court of Appeals granted the Durant II plaintiffs' motion to amend the complaint and established a briefing schedule. On September 17, 1999, the Court of Appeals granted the Durant II plaintiffs' motion to file a second amended complaint which, among other provisions, added 125 additional school districts and at least 125 individuals as plaintiffs, bringing the entire class to approximately 500 plaintiffs. The case remains pending in the Court of Appeals and is expected to proceed in an expedited fashion.

     The principal sectors of Michigan's diversified economy are the manufacturing of durable goods (including automobiles and components and office equipment), tourism and agriculture. The health of the State's economy, and in particular its durable goods manufacturing industries, is susceptible to a long-term increase in the cost of energy and energy related products. As reflected in historical employment figures, the State's economy has lessened its dependence upon durable goods manufacturing. In 1960, employment in such industry accounted for 33% of the State's work force. By 1998, this figure had fallen to 14.4%. Although manufacturing (including auto-related manufacturing) continues to be an important part of the State's economy, approximately 66% of the civilian labor force is currently engaged in service related employment.

     As of the date of this SAI, the State's general obligation bonds have been rated "AA+" by Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc. ("S&P"), "Aa1" by Moody's Investors Service, Inc. ("Moody's"), and "AA+" by Fitch ICBA ("Fitch"). In January, 1998, the State received an upgrade from S&P from its prior rating of "AA". In March, 1998, the State received an upgrade from Moody's from its prior rating of "Aa2". In April, 1998, the State received an upgrade from Fitch from its prior rating of "AA". Such ratings are in each case based upon certain information and materials concerning the Bonds and the State furnished by the State to such rating agencies. Any explanation of the significance of such ratings may be obtained only from the rating agencies furnishing the same. There is no assurance that such ratings will prevail for any given period of time or that they will not be revised downward or withdrawn entirely by any or all of such rating agencies if, in the judgment of any or all of them, circumstances so warrant. Any such downward revision or withdrawal of such ratings, or any or all of them, may have an adverse effect on the market price of the Bonds. To the extent that the portfolio of Michigan municipal bonds is comprised of revenue of general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan obligations will be different from those given to the State of Michigan and their value may be independently affected by economic matters not directly impacting the State.

                             INVESTMENT LIMITATIONS

     Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Other Information-Shareholder Approvals").

     No Fund of the Trust may:

     1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of a Fund's total assets (taken at current value) would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Trust, except that (a) with respect to each Fund, other than the Michigan

               Tax-Free Bond Fund and the Tax-Free Short-Intermediate Bond Fund, up to 25% of the value of the Fund's total assets (taken at current value) may be invested without regard to these limitations and (b) with respect to the Michigan Tax-Free Bond Fund and the Tax-Free Short-Intermediate Bond Fund, up to 50% of the value of the Fund's total assets may be invested without regard to these limitations so long as no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guaranteeof a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of a Fund's total assets;

          2. Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of a Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowing from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation;

          3. Purchase any securities which would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments that are issued (as defined in investment limitation 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (ii) with respect to the Money Market Funds only, instruments issued by domestic branches of U.S. banks and (iii) repurchase agreements secured by the instruments described in clause (i) and, with respect to the Money Market Funds, clause (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

          4. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

          5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act;

          6. Act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended, except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with a Fund's investment objective, policies and limitations may be deemed to be underwriting;

          7. Write or sell put options, call options, straddles, spreads, or any combination thereof except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that each Equity and Bond Fund may enter into forward currency contracts in accordance with its investment objectives and policies. Notwithstanding the above, the Tax-Free Short-Intermediate Bond Fund may not write or purchase options, including puts, calls, straddles, spreads, or any combination thereof;

          8. Purchase securities of companies for the purpose of exercising control;

          9. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities;

          10. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions in securities on a when-issued or forward commitment basis, and except that each Equity Fund and Bond Fund may enter into forward currency contracts in accordance with its investment objectives and policies; or

          11. Make loans, except that each Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately negotiated), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment objective and policies.

         In addition, the Tax-Free Short-Intermediate Bond Fund may not:

          1. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or its Advisor who own beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

          2. Invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation; or

          3. Participate on a joint or joint and several basis in any securities trading account.

         No Fund of Framlington may:

          1. Purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of a Fund may be invested without regard to this 5% limitation;

          2. Invest 25% or more of its total assets in securities issued by one or more issuers conducting their principal business activities in the same industry (except that the Healthcare Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in healthcare industries and the Global Financial Services Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in the financial services industry);

          3. Borrow money or enter into reverse repurchase agreement except that a Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

          4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

          5. Make loans of securities to other persons in excess of 25% of a Fund's total assets; provided a Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

          6. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

          7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

          8. Purchase securities on margin, or make short sales of securities (except that the Global Financial Services Fund may make short sales of securities), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but a Fund may make margin deposits in connection with transactions in options, futures and options of futures;

          9. Make investments for the purpose of exercising control or management;

          10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by a Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by a Fund's Prospectus; or

          11.  Issue senior securities, except as permitted by the 1940 Act.

          Additional investment restrictions adopted by each Fund of Framlington which may be changed by the Board of Trustees, provide that each Fund may not:

          1.   Invest more than 15% of its net assets in illiquid securities;

          2. Own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer; or

          3. Invest in other investment companies except as permitted under the 1940 Act.

          No Fund of the Company may:

          1. Invest more than 25% of its total assets in any one industry (i) provided that securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not considered to represent industries; (ii) except that the Real Estate Equity Investment Fund will invest more than 25% of its assets in securities of issuers in the real estate industry; (iii) except that the NetNet Fund will invest more than 25% of its assets in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with the Internet or Intranet related businesses; (iv) provided that with respect to the Focus Growth Fund, utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; (v) except that the Future Technology Fund will invest more than 25% of its total assets in the technology industry; (vi) except that the International NetNet Fund will invest more than 25% of its assets in securities of foreign companies engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing of products, processes or services for use with the Internet or Intranet related businesses; (vii) except that the Bio(Tech)2 Fund will invest more than 25% of its assets in securities of companies dedicated to biotechnological solutions for the healthcare and medical fields; and (viii) except that the Power Plus Fund will invest more than

               25% of its assets in securities of companies that are primarily engaged in non-regulated energy and power activities;

          2. (For each Fund except the International Bond Fund and the Future Technology Fund) with respect to 75% of a Fund's assets, invest more than 5% of a Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

          3.   Borrow money or issue senior securities (as defined in the 1940
               Act) except that the Funds may borrow (i) for temporary purposes in amounts not exceeding 5% of its total assets and (ii) to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

          4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

          5. Make loans of securities to other persons in excess of 25% of a Fund's total assets and 33 1/3% of the Money Market Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

          6. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

          7. (For each Fund except the Real Estate Equity Investment Fund) purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein. The Real Estate Equity Investment Fund may not buy or sell real estate; however, this prohibition does not apply to the purchase or sale of (i) securities which are secured by real estate, (ii) securities representing interests in real estate, (iii) securities of companies operating in the real estate industry including real estate investment trusts, and (iv) the holding and sale of real estate acquired as a result of the ownership of securities;

          8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Funds (with the exception of the Money Market Fund) may make margin deposits in connection with transactions in options, futures and options on futures;

          9. Make investments for the purpose of exercising control or management; or

          10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Future Technology, MidCap Select, Multi-Season, NetNet, Real Estate, Value and International Bond Funds of forward currency contracts, financial futures contracts and options on financial futures contracts, and options on securities and on securities, foreign currencies and on securities indices, as permitted by each Fund's prospectus.

          Additional investment restrictions adopted by each Fund of the Company, which may be changed by the Board of Directors, provide that each Fund may not:

          1. Invest more than 15% of its net assets (10% of net assets for the Money Market Fund) (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions and (in the case of International Bond Fund only) which are not otherwise marketable;

     2. (For each Fund except the International Bond Fund and the Future Technology Fund) own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer;

     3. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases); or

     4. Invest in other investment companies except as permitted under the 1940 Act.

     In addition, the International Bond Fund and the Future Technology Fund may not with respect to 50% of each Fund's assets, invest more than 5% of each Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, at the close of each quarter of its taxable year.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                          TEMPORARY DEFENSIVE POSITION

     During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund (other than the Index 500 Fund and the Money Market Funds) may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                             MANAGEMENT OF THE FUNDS

                        TRUSTEES, DIRECTORS AND OFFICERS

     The trustees, directors and executive officers of the Trust, Framlington and the Company, and their business addresses, ages, and principal occupations during the past five years are as set forth below. An asterisk (*) indicates a trustee/director who may be deemed to be an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Trust, Framlington and the Company.


---------------------------------------------------------------------------------------------------------------------
                                   Positions with Trust, Company   Principal Occupation(s)
Name, Address and Age              and Framlington+                During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Charles W. Elliott                 Trustee/Director and Chairman   Senior Advisor to the President, Western Michigan
1024 Essex Circle                  of the Board of Trustees and    University (July 1995 through December 1998).
Kalamazoo, MI 49008                Directors                       Director, Steelcase Financial Corporation.
Age 69.
---------------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.                  Trustee/Director and Vice       Chairman and Chief Executive Officer, Walbridge
1876 Rathmor                       Chairman of the Boards of       Aldinger Company (construction company) (1991 to
Bloomfield Hills, MI 48304         Trustees and Directors          present).
Age 54.

---------------------------------------------------------------------------------------------------------------------
Thomas B. Bender                   Trustee/Director                Director, Disciplined Growth Investors (investment
5033 Wood Ridge Road                                               management firm) (December 1999 to present);
Glen Arbor, MI 49636                                               Partner, Financial & Investment Management Group
Age 68.                                                            (April 1991 to December 1999).

------------------------------------------------------------------------------------------------------------------------
                                   Positions with Trust, Company   Principal Occupation(s)
Name, Address and Age              and Framlington+                During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
David J. Brophy                    Trustee/Director                Professor, University of Michigan (since August
1025 Martin Place                                                  1966).  Director, River Place Financial Corporation
Ann Arbor, MI 48104                                                (since 1982).
Age 65.

------------------------------------------------------------------------------------------------------------------------
Dr. Joseph E. Champagne            Trustee/Director                Vice President, Macomb College (since 2001); Dean,
319 East Snell Road                                                Macomb College (since September 1997); Corporate
Rochester, MI 48306                                                and Executive Consultant (since September 1993).
Age 63.                                                            Chairman of Board of Directors, Ross Controls of
                                                                   Troy, Michigan (manufacturing and engineering
                                                                   corporation).

------------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert                   Trustee/Director                President and Chief Executive Officer, Capital
10726 Falls Pointe Drive                                           Automotive REIT (real estate investment trust
Great Falls, VA 22066                                              specializing in retail automotive properties)
Age 53.                                                            (since November 1997); President, Mid-Atlantic
                                                                   Region of Pulte Home Corporation (developer of
                                                                   residential land and construction of housing units)
                                                                   (1983 to 1997). Director, Capital Automotive REIT
                                                                   (real estate investment trust specializing in retail
                                                                   automotive properties).

------------------------------------------------------------------------------------------------------------------------
Dr. Arthur T. Porter               Trustee/Director                President and Chief Executive Officer of the
3663 Woodward Ave.,                                                Detroit Medical Center (May 1999 to present);
Suite 200                                                          Executive Vice President and Chief Operating
Detroit, MI 48201                                                  Officer of Detroit Medical Center (February 1999 to
Age 45.                                                            May 1999); Professor with Tenure and Chairman of
                                                                   Radiation Oncology of Wayne State University School
                                                                   of Medicine (1991 to 1999); Radiation Oncologist in
                                                                   Chief of Detroit Medical Center (1991 to 1999);
                                                                   President and Chief Executive Officer of Radiation
                                                                   Oncology Research and Development Center (1991 to
                                                                   1999); Chief, Gershenson Radiation Oncology
                                                                   Center-Harbor Hospital (1991 to 1999). Chairman of the
                                                                   Board of Chancellors of the American College of
                                                                   Radiation Oncology; Director, Board of Scientific
                                                                   Counselors of National Cancer Institute (USA);
                                                                   Director, Detroit Economic Club.
------------------------------------------------------------------------------------------------------------------------
Michael T. Monahan                 Trustee/Director                President of Monahan Enterprises, LLC (consulting
913 W. Harsdale                                                    company) (June 1999 to present); Chairman of the
Bloomfield Hills, MI 48302                                         Advisor (January 2000 to December 2000); Chief
Age 62.                                                            Executive Officer of the Advisor (October 1999 to
                                                                   December 1999); President of Comerica Incorporated
                                                                   (February 1992 to June 1999); President of Comerica
                                                                   Bank (February 1992 to June 1999). Director,
                                                                   Framlington Group plc (December 1999 to present);
                                                                   Director, Hertz Corporation; Director, Jacobson
                                                                   Stores, Inc.

------------------------------------------------------------------------------------------------------------------------
                                   Positions with Trust, Company   Principal Occupation(s)
Name, Address and Age              and Framlington+                During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
James C. Robinson                  President                       Chief Executive Officer of the Advisor (January
480 Pierce Street                                                  2000 to present) Executive Vice President of the
Suite 300                                                          Advisor (February 1998 to December 1999); Chief
Birmingham, MI 48009                                               Investment Officer/Fixed Income of the Advisor
Age 40.                                                            (January 1995 to December 1999).

------------------------------------------------------------------------------------------------------------------------
Stephen J. Shenkenberg             Vice President and Secretary    General Counsel to the Advisor (July 2000 to
480 Pierce Street                                                  present); Deputy General Counsel of Strong Capital
Suite 300                                                          Management, Inc. (November 1996 to July 2000);
Birmingham, MI 48009                                               Associate Counsel of Strong Capital Management,
Age 43.                                                            Inc. (December 1992 to November 1996).

------------------------------------------------------------------------------------------------------------------------
Elyse G. Essick                    Vice President                  Vice President and Director of Communications and
480 Pierce Street                                                  Client Services of the Advisor (since January
Suite 300                                                          1995).
Birmingham, MI 48009
Age 43.

------------------------------------------------------------------------------------------------------------------------
Peter K. Hoglund                   Vice President                  Chief Administration Officer of the Advisor (May
480 Pierce Street                                                  2000 to present); Associate of Heartland Industrial
Suite 300                                                          Partners, a private equity group (October 1999 to
Birmingham, MI 48009                                               May 2000); Sr. Portfolio Manager of the Advisor
Age 35.                                                            (January 1995 to October 1999); Research Analyst of
                                                                   the Advisor (May 1993 to January 1995).

------------------------------------------------------------------------------------------------------------------------
Cherie Ugorowski                   Treasurer                       Controller of the Advisor (June 2001 to present);
480 Pierce Street                                                  External Reporting Manager, Corporate Consolidation
Suite 300                                                          & Income Tax Accounting, DaimlerChrysler
Birmingham, MI 48009                                               Corporation (June 2000 to June 2001); External
Age 32.                                                            Reporting Specialist, DaimlerChrysler Corporation
                                                                   (September 1999 to June 2000); Manager, Audit and
                                                                   Business Advisory Practice, Arthur Andersen LLP (May
                                                                   1995 to September 1999).

------------------------------------------------------------------------------------------------------------------------
David Rumph                        Assistant Treasurer             Analyst of the Advisor (May 2001 to present);
480 Pierce Street                                                  Analyst, Controller's Group, Delphi Automotive
Suite 300                                                          Corp. (June 1999 to April 2001); Manager, Mutual
Birmingham, MI 48009                                               Fund Operations, First Chicago NBD Bank's Pegasus
Age 29.                                                            Funds (May 1997 to May 1999); Audit Senior, Arthur
                                                                   Andersen LLP (September 1993 to April 1997).

------------------------------------------------------------------------------------------------------------------------
                                   Positions with Trust, Company   Principal Occupation(s)
Name, Address and Age              and Framlington+                During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Bradford E. Smith                  Assistant Treasurer             Manager of Mutual Fund Operations of the Advisor
480 Pierce Street                                                  (March 2000 to present); Administrator of Mutual
Suite 300                                                          Fund Operations of the Advisor (August 1999 to
Birmingham, MI 48009                                               February 2000); Assistant Vice President, Madison
Age 29.                                                            Mosaic, LLC (advisor to the Mosaic Funds)
                                                                   (September 1998 to July 1999); Assistant Director of
                                                                   Shareholder Service, Madison Mosaic, LLC (April 1997
                                                                   to August 1998); Cash Manager, GIT Funds (n.k.a.
                                                                   Mosaic Funds); (June 1996 to March 1997); Registered
                                                                   Representative, GIT Investment Services, Inc.
                                                                   (January 1995 to May 1996).

------------------------------------------------------------------------------------------------------------------------
Melanie Mayo West                  Assistant Secretary             Associate General Counsel of the Advisor (November
480 Pierce Street                                                  2000 to present); Associate, Dykema Gossett PLLC
Suite 300                                                          (August 1998 to November 2000); Associate, Hertz,
Birmingham, MI 48009                                               Schram & Saretsky, P.C. (March 1998 to August
Age 34.                                                            1998); Associate, Howard & Howard Attorneys, P.C.
                                                                   (May 1995 to March 1998).

------------------------------------------------------------------------------------------------------------------------
Mary Ann Shumaker                  Assistant Secretary             Associate General Counsel of the Advisor (since July
480 Pierce Street                                                  1997); Associate, Miro Weiner & Kramer (law firm)
Suite 300                                                          (1991 to 1997).
Birmingham, MI 48009
Age 47
------------------------------------------------------------------------------------------------------------------------


_______
+ Individual holds the same position with St. Clair Funds, Inc. ("St. Clair") and Munder @Vantage Fund ("@Vantage"), each a registered investment company.

         Trustees of the Trust and Framlington who are not employees of the Advisor or any of its affiliates and Directors of the Company and St. Clair who are not employees of the Advisor or any of its affiliates receive an aggregate fee from the Trust, Framlington, the Company and St. Clair for service on those organizations' respective Boards, comprised of an annual retainer fee of $35,000 (($43,750) for the Chairman) and a fee of $3,500 for each Board meeting attended. Trustees of @Vantage who are not employees of the Advisor or any of its affiliates receive an annual retainer fee of $5,000 and a fee of $500 for each meeting attended. Board members who are members of the Audit Committee, Board Process and Compliance Committee, and/or Nominating Committee also receive a retainer and a fee for each meeting of the committee attended. Trustees and Directors are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         The Boards of Directors/Trustees of the Company, the Trust, Framlington and St. Clair adopted a deferred compensation plan (the "Plan") on August 14, 2001. The Plan permits each director/trustee who receive compensation from the Funds of the Company, the Trust, Framlington and St. Clair to defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Following the Plan's adoption, each director/trustee had 30 days to elect to defer fees earned from the Funds for the remainder of the calendar year 2001. For the calendar years after 2001, deferral elections must be made prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the director/trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring director/trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligations of the Company, the Trust, Framlington and St. Clair to make payments under the Plan will be unsecured general obligations of the Funds, payable out of the general assets and property of the Funds. A director/trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the director/trustee (up to 10 years). If a director/trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.



         The following table summarizes the compensation paid by the Trust, Framlington, the Company, St. Clair and @Vantage to their respective Directors/Trustees for the fiscal year ended June 30, 2001.


-------------------------- ---------------------------------------------------- ------------- ------------- ------------ ----------
                                       Aggregate Compensation from


                                                                                              Pension
                                                                                              Retirement    Estimated
                                                                                              Benefits      Annual       Total
                                                                                              Accrued as    Benefits     from the
                             Company       Trust       Framlington   St. Clair    @Vantage    Part of       upon         Fund
                            (15 funds)    (14 funds)  (4 funds)     (6 funds)    (1 fund)     Expenses      Retirement   Complex
-------------------------- ------------- ----------- ------------- ------------ ------------- ------------- ------------ ----------
Charles W. Elliott         $             $           $             $            $             None          None         $
-------------------------- ------------- ----------- ------------- ------------ ------------- ------------- ------------ ----------
John Rakolta, Jr.          $             $           $             $            $             None          None         $
-------------------------- ------------- ----------- ------------- ------------ ------------- ------------- ------------ ----------
Thomas B. Bender           $             $           $             $            $             None          None         $
-------------------------- ------------- ----------- ------------- ------------ ------------- ------------- ------------ ----------
David J. Brophy            $             $           $             $            $             None          None         $
-------------------------- ------------- ----------- ------------- ------------ ------------- ------------- ------------ ----------
Joseph E. Champagne        $             $           $             $            $             None          None         $
-------------------------- ------------- ----------- ------------- ------------ ------------- ------------- ------------ ----------
Thomas D. Eckert           $             $           $             $            $             None          None         $
-------------------------- ------------- ----------- ------------- ------------ ------------- ------------- ------------ ----------
Michael T. Monahan         $             $           $             $            $             None          None         $
-------------------------- ------------- ----------- ------------- ------------ ------------- ------------- ------------ ----------
Arthur T. Porter           $             $           $             $            $             None          None         $
-------------------------- ------------- ----------- ------------- ------------ ------------- ------------- ------------ ----------

         No officer, director or employee of the Advisor, World, the Sub-Advisor, Comerica, the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust, Framlington or the Company. As of October 1, 2001, the Trustees and officers of the Trust, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Trust except the ___________ Fund, in which the Trustees and officers, as a group, owned ________% of Class ____shares, the Trustees and officers of Framlington, as a group, owned less than 1% of all classes of outstanding shares of the Funds of Framlington except the ___________ Fund, in which the Directors and officers, as a group, owned ________% of Class ____shares and the Directors and officers of the Company, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Company except the ___________ Fund, in which the Directors and officers, as a group, owned ________% of Class ____shares.

         James C. Robinson is administrator of a pension plan for employees of Munder Capital Management, which as of October 1, 2001, owned __________ Class Y shares of the _______ Fund, which represented _____%, respectively, of the outstanding Class Y shares of these Funds.


         The initial sales charge on Class A shares of the Funds of the Company, the Trust and Framlington will be waived for full-time employees and retired employees of the Advisor and individuals with an investment account or relationship with the Advisor.

         Shareholder and Trustee Liability. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, the Trust's and Framlington's Declaration of Trust, as amended, each provide that shareholders shall not be subject to any personal liability in connection with the assets of the Trust or Framlington for the acts or obligations of the Trust or Framlington, and that every note, bond, contract, order or other undertaking made by the Trust or Framlington shall contain a provision to the effect that the shareholders are not personally liable thereunder. Each Declaration of Trust, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. Each Declaration of Trust, as amended, also provides that the Trust and Framlington shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust or Framlington, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust or Framlington itself would be unable to meet its obligations.

         Each Declaration of Trust, as amended, further provides that all persons having any claim against the Trustees, the Trust or Framlington shall look solely to the trust property for payment; that no Trustee of the Trust or Framlington shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust or Framlington; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, each Declaration of Trust, as amended, provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the Trustees will indemnify officers, representatives and employees of the Trust and Framlington to the same extent that Trustees are entitled to indemnification.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

         Investment Advisor, World and Sub-Advisor. The Advisor of each Fund (other than the Index 500 Fund and the International Equity Fund) is Munder Capital Management, a Delaware general partnership. The Advisor replaced Woodbridge Capital Management, Inc. ("Woodbridge") as investment advisor to the investment portfolios of the Trust and replaced Munder Capital Management, Inc. as the investment advisor to the investment portfolios of the Company on January 31, 1995, upon the closing agreement (the "Joint Venture Agreement") among Old MCM, Inc., Comerica, Woodbridge and WAM, pursuant to which Old MCM, Inc. contributed its investment advisory business and Comerica contributed the investment advisor business of its indirect subsidiaries, Woodbridge and World Asset Management, to the Advisor. The general partners of the Advisor are WAM, WAM II and Munder Group LLC. WAM and WAM II are wholly-owned subsidiaries of Comerica Bank - Detroit, which in turn. is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

         The investment advisor for the Index 500 Fund and the International Equity Fund is World Asset Management, a Delaware limited liability company. World is a wholly-owned subsidiary of the Advisor.

         The Funds have entered into Investment Advisory Agreements (the "Advisory Agreements") with the Advisor or World, which have been approved by the shareholders.

         Under the terms of the Advisory Agreements, the Advisor or World furnishes continuing investment supervision to the Funds and is responsible for the management of the Funds' portfolios. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor or World, subject to review by the Trust's and the Company's Boards of Directors/Trustees. Under the terms of the Advisory Agreement between the Advisor and Framlington and the Advisor and the Company, the Advisor furnishes overall investment management for the Framlington Funds, the International NetNet Fund and Bio(Tech)/2/ Fund, provides research and credit analysis, oversees the purchase and sale of portfolio securities by the Sub-Advisor, maintains books and records with respect to the Funds' securities transactions and provides periodic and special reports to the Board of Directors/Trustees as requested.

         The Advisory Agreements will continue in effect for a period of two years from their effective dates. If not sooner terminated, each Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Boards of Directors/Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Boards of Directors/Trustees. Each Advisory Agreement is terminable with respect to a Fund by vote of the Boards of Directors/Trustees, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor or World. The Advisor or World may also terminate its advisory relationship with respect to a Fund without penalty on 90 days' written notice to the Trust, Framlington or the Company, as applicable. Each Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         The Sub-Advisor is a subsidiary of Framlington Group Limited, which is incorporated in England and Wales and, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by HSBC Holdings plc, a banking and financial services organization based in the United Kingdom.

         The Framlington Funds, the International NetNet Fund and Bio(Tech)/2/ Fund have entered into a Sub-Advisory Agreement with the Advisor and the Sub-Advisor which has been approved by the shareholders of these Funds. Under the terms of the Sub-Advisory Agreement, the Sub-Advisor provides sub-advisory services to the Framlington Funds, the International NetNet Fund and Bio(Tech)/2/ Fund. Subject to the supervision of the Advisor, the Sub-Advisor is responsible for the management of each Fund's portfolio, including decisions regarding purchases and sales of portfolio securities by the Framlington Funds, the International NetNet Fund and Bio(Tech)/2/ Fund. The Sub-Advisor is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of related brokerage commissions.

         The Sub-Advisory Agreement, with respect to each Fund, will continue in effect with respect to each Fund for a period of two years from its effective date. If not sooner terminated, the Sub-Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors/Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) with respect to a Fund, the vote of a majority of the outstanding voting securities of that Fund, or (ii) the vote of a majority of the Board of Directors/Trustees. The Sub-Advisory Agreement is terminable by vote of the Board of Directors/Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days' written notice to the Sub-Advisor, or by the Advisor on 90 days' written notice to the Sub-Advisor. The Sub-Advisor may also terminate its sub-advisory relationship with a Fund without penalty on 90 days' written notice to Framlington. The Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from each Fund computed daily and payable monthly at the rates set forth below:

1.25% of average daily net assets

         .  Emerging Markets Fund*
         .  International NetNet Fund
         .  Bio(Tech)/2/ Fund

1.00% of the first $250 million of average daily net assets and 0.75% of net assets in excess of $250 million

         .  International Growth Fund*
         .  Healthcare Fund*


1.00% of average daily net assets

         .  Micro-Cap Equity Fund

1.00% of a Fund's average daily net assets up to $4 billion; 0.95% of a Fund's average daily net assets from $4 billion to $5 billion; and 0.90% of a Fund's average daily net assets in excess of $5 billion.

         .  Future Technology Fund
         .  NetNet Fund

0.75% of average daily net assets


         .  Digital Economy Fund
         .  Focus Growth Fund
         .  Global Financial Services Fund*
         .  Large-Cap Value Fund
         .  MidCap Select Fund*

          .    International Equity Fund
          .    Power Plus Fund
          .    Small-Cap Value Fund
          .    Small Company Growth Fund
          .    Multi-Season Growth Fund

0.74% of average daily net assets

          .    Real Estate Equity Investment Fund

0.65% of average daily net assets

          .    Balanced Fund

0.50% of average daily net assets

          .    Bond Fund
          .    Intermediate Bond Fund
          .    International Bond Fund
          .    U.S. Government Income Fund
          .    Michigan Tax-Free Bond Fund
          .    Tax-Free Bond Fund
          .    Tax-Free Short-Intermediate Bond Fund

0.40% of average daily net assets

          .    Money Market Fund

0.35% of average daily net assets

          .    Cash Investment Fund
          .    Tax-Free Money Market Fund
          .    U.S. Treasury Money Market Fund


---------------------------------

* The Advisor expects to voluntarily reimburse expenses during the current fiscal year with respect to MidCap Select Fund, International Growth Fund, Emerging Markets Fund, Healthcare Fund and Global Financial Services Fund. The Advisor may discontinue such expense reimbursements at any time, in its sole discretion.

         The Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to up to 0.50% of average daily net assets up to $250 million, reduced to 0.375% of average daily net assets in excess of $250 million for the International Growth Fund and the Healthcare Fund, up to 0.625% of average daily net assets for the Emerging Markets Fund and 0.375% of average daily net assets for the Global Financial Services Fund. The Advisor pays the Sub-Advisor a monthly fee equal on an annual basis of 0.625% of each average daily net assets for the International NetNet Fund and the Bio(Tech)/2/ Fund.

         For the advisory services provided and expenses assumed by it, World has agreed to a fee from each Fund computed daily and payable monthly at the rates set forth below:

0.20% of the first $250 million of average daily net assets;
0.12% of the next $250 million of net assets
and 0.07% of net assets in excess of $500 million
           .     Index 500 Fund

0.75% of average daily net assets
           .     International Equity Fund

         The advisory fees for the Funds of the Trust, the Company and Framlington for the last three fiscal years are set forth below.

--------------------------------------------------------------------------------------------------------------------------------
                                  Fiscal year ended              Fiscal year ended               Fiscal year ended
                                  June 30, 1999                  June 30, 2000                   June 30, 2001
                                                 Advisory Fees                  Advisory Fees                   Advisory Fees
                                  Advisory       Waived/         Advisory       Waived/          Advisory       Waived/
                                  Fees           Reimbursed      Fees           Reimbursed (if   Fees           Reimbursed (if
                                  Received       (if any)        Received       any)             Received       any)
--------------------------------------------------------------------------------------------------------------------------------
Funds of the Trust
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                     $  417,501                     $   260,611
--------------------------------------------------------------------------------------------------------------------------------
Bond Fund                         $1,323,141                     $ 1,077,348
--------------------------------------------------------------------------------------------------------------------------------
Cash Investment Fund              $4,450,033                     $ 4,653,012
--------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                    $  681,461     $1,778,650      $ 1,400,747     $ 2,311,983
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund            $2,847,670                     $ 2,355,369
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund         $1,537,543                     $ 1,637,127
--------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund              $1,851,765                     $ 1,483,572
--------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund       $  345,389                     $   280,550
--------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund         $2,558,572                     $ 1,874,829
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                $  971,168                     $   771,797
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund        $1,188,449                     $ 1,275,367
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate       $1,511,012                     $ 1,220,097
Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund       $1,506,263                     $ 1,299,092
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund   $  334,833                     $   222,962
--------------------------------------------------------------------------------------------------------------------------------

Funds of the Company
--------------------------------------------------------------------------------------------------------------------------------
Bio(Tech)/2/ Fund*
--------------------------------------------------------------------------------------------------------------------------------
Digital Economy Fund**
--------------------------------------------------------------------------------------------------------------------------------
Focus Growth Fund                 $   50,364***                  $    85,110
--------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund                                           $ 8,502,085     $   375,027
--------------------------------------------------------------------------------------------------------------------------------
International Bond Fund           $  270,236                     $   244,829
--------------------------------------------------------------------------------------------------------------------------------
International NetNet Fund                                        $ 1,039,691
--------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund             $  432,863     $   50,658      $   852,143     $     4,684
--------------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                $   19,294     $   12,414      $    48,430     $     3,256
--------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                 $  514,285                     $   488,797
--------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund          $5,611,477     $1,250,000      $ 5,251,672     $ 1,250,000
--------------------------------------------------------------------------------------------------------------------------------
NetNet Fund                       $8,434,195                     $62,796,523
--------------------------------------------------------------------------------------------------------------------------------
Power Plus Fund****
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment
Fund                              $  652,005                     $   493,473
--------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund              $1,022,524                     $   716,497

--------------------------------------------------------------------------------------------------------------------------------
Funds of Framlington
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund             $  538,218     $  118,477      $   773,463     $    95,447
--------------------------------------------------------------------------------------------------------------------------------
Global Financial Services Fund    $   18,413                     $    28,221     $    30,409
--------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                   $  192,182     $   59,761      $   819,735     $    15,128
--------------------------------------------------------------------------------------------------------------------------------
International Growth Fund         $  626,144     $   93,638      $   787,367     $    17,963
--------------------------------------------------------------------------------------------------------------------------------

----------
*The Bio(Tech)/2/ Fund commenced operations in __________, 2001. The advisory fees paid are for the period of commencement of operations through June 30, 2001.
**The Digital Economy Fund commenced operations in __________, 2001. The advisory fees paid are for the period of commencement of operations through June 30, 2001.
***The advisory fees paid are for the period of commencement of operations through June 30, 1999 for the Focus Growth Fund.
****The Power Plus Fund commenced operations in __________, 2001. The advisory fees paid are for the period of commencement of operations through June 30, 2001.

     Distribution Agreement. The Trust, Framlington and the Company have entered into an amended and restated combined distribution agreement, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Funds (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Suite 300, Boston, Massachusetts 02109.

     Distribution and Services Arrangements - Class A, Class B, Class C, Class II and Class K Shares. The Funds have adopted an amended and restated combined Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C, Class II and Class K Shares of the Funds pursuant to which the Funds may use their assets to finance activities relating to distribution of shares and the provision of certain shareholder services. Under the Plan, for Class A and Class K Shares, the Distributor is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A and Class K Shares of each Fund. For Class B, Class C and Class II Shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class B, Class C and Class II Shares of each relevant Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B, Class C and Class II Shares of each relevant Fund.

     Under the terms of the Plan, the Plan continues from year to year, provided such continuance is approved annually by vote of the Boards of Directors/Trustees, including a majority of the Directors/Trustees who are not interested persons of the Trust, Framlington or the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Directors/Trustees in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund on not more than 30 days' written notice to the Distributor of the Plan. Pursuant to each Plan, the Distributor will provide the Boards of Directors/Trustees periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

     The Directors/Trustees have determined that the Plans will benefit the Trust, Framlington, the Company and their respective shareholders by (I) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retaining existing accounts;
(iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

     With respect to Class B, Class C and Class II Shares of each relevant Fund, the Distributor expects to pay sales commissions to dealers authorized to sell a Fund's Class B, Class C and Class II Shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Funds' shares to support their sales efforts.

     The fees paid to the Distributor pursuant to the Plan for the Class A, Class B, Class C and Class II Shares are set forth in the tables below.

-----------------------------------------------------------------------------------------------------------------
                                                                         Class A Shares

                                                 Fiscal year ended      Fiscal year ended    Fiscal year ended
                                                 June 30, 1999          June 30, 2000        June 30, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Balanced Fund                                    $  2,752               $    6,781
-----------------------------------------------------------------------------------------------------------------
Bond Fund                                        $  5,031               $    6,407
-----------------------------------------------------------------------------------------------------------------
Cash Investment Fund                             $318,257               $  340,566
-----------------------------------------------------------------------------------------------------------------
Index 500 Fund                                   $668,669               $1,143,992
-----------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                           $ 22,016               $   23,737
-----------------------------------------------------------------------------------------------------------------
International Equity Fund                        $ 16,677               $   20,809
-----------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                             $ 14,718               $   14,052
-----------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund                      $  5,390               $    3,097
-----------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                        $ 52,064               $   41,740
-----------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                               $  6,166               $    5,108
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                         Class A Shares

                                                 Fiscal year ended      Fiscal year ended   Fiscal year ended
                                                 June 30, 1999          June 30, 2000       June 30, 2001
-----------------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate Bond Fund            $ 16,189               $   13,533
-----------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                       $177,079               $  203,692
-----------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund                      $  9,378               $   14,228
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                  $ 28,349               $   40,320

-----------------------------------------------------------------------------------------------------------------
Funds of the Company
-----------------------------------------------------------------------------------------------------------------
Bio(Tech)/2/ Fund
-----------------------------------------------------------------------------------------------------------------
Digital Economy Fund
-----------------------------------------------------------------------------------------------------------------
Future Technology Fund                                N/A               $  807,563
-----------------------------------------------------------------------------------------------------------------
International Bond Fund                          $    813               $      931
-----------------------------------------------------------------------------------------------------------------
International NetNet Fund                             N/A               $   93,973
-----------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                            $ 19,674               $   52,367
-----------------------------------------------------------------------------------------------------------------
Money Market Fund                                $ 45,127               $   77,597
-----------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund                         $100,839               $  138,000
-----------------------------------------------------------------------------------------------------------------
NetNet Fund                                      $839,394               $5,779,672
-----------------------------------------------------------------------------------------------------------------
Power Plus Fund
-----------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund               $  7,993               $    7,030
-----------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                             $ 15,374               $   10,020

-----------------------------------------------------------------------------------------------------------------
Funds of Framlington
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                            $  1,134               $    4,275
-----------------------------------------------------------------------------------------------------------------
Healthcare Fund                                  $ 10,366               $   55,424
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                        $  5,139               $    6,907
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                        Class B Shares

                                 Fiscal year ended            Fiscal year ended              Fiscal year ended
                                 June 30, 1999                June 30, 2000                  June 30, 2001

                                 Distribution   Contingent    Distribution    Contingent     Distribution    Contingent
                                 and Service    Deferred      and Service     Deferred       and Service     Deferred
                                 Fees           Sales Charge  Fees            Sales Charge   Fees            Sales Charge
--------------------------------------------------------------------------------------------------------------------------
Funds of the Trust
--------------------------------------------------------------------------------------------------------------------------
Balanced Fund                    $    9,120     $    909      $   41,466      $    5,282
--------------------------------------------------------------------------------------------------------------------------
Bond Fund                        $   15,696     $  2,354      $   31,465      $   15,127
--------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                   $1,928,910     $146,960      $3,539,936      $  445,827
--------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund           $   22,201     $  9,978      $   52,872      $   21,820
--------------------------------------------------------------------------------------------------------------------------
International Equity Fund        $    9,592     $  4,257      $   21,134      $    4,959
--------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund             $   24,950     $  4,389      $   36,171      $    9,635
--------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund      $    6,916     $    434      $    4,878      $   11,055
--------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund        $  107,763     $ 36,705      $   85,145      $   39,502
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund               $    7,353     $    428      $   11,148      $    4,706
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate
Bond Fund                        $    9,837     $    652      $   12,688      $    2,746
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund      $   35,222     $  3,037      $   48,689      $   13,410

--------------------------------------------------------------------------------------------------------------------------
Funds of the Company
--------------------------------------------------------------------------------------------------------------------------
Bio(Tech)/2/ Fund
--------------------------------------------------------------------------------------------------------------------------
Digital Economy Fund
--------------------------------------------------------------------------------------------------------------------------
Future Technology Fund                  N/A          N/A      $3,288,288      $1,144,892
--------------------------------------------------------------------------------------------------------------------------
International Bond Fund          $    1,342     $      0      $    1,544      $      500
--------------------------------------------------------------------------------------------------------------------------
International NetNet Fund               N/A          N/A      $  294,198      $        0
--------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund            $  127,395     $ 50,177      $  265,788      $   50,080
--------------------------------------------------------------------------------------------------------------------------
Money Market Fund                $   47,860     $ 77,825      $  209,739      $  549,710

--------------------------------------------------------------------------------------------------------------------------
                                                                    Class B Shares

                                 Fiscal year ended            Fiscal year ended               Fiscal year ended
                                 June 30, 1999                June 30, 2000                   June 30, 2001

                                 Distribution   Contingent    Distribution    Contingent    Distribution   Contingent
                                 and Service    Deferred      and Service     Deferred      and Service    Deferred
                                 Fees           Sales Charge  Fees            Sales Charge  Fees           Sales Charge
--------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund         $  948,914     $   41,704    $   672,504     $   81,040
--------------------------------------------------------------------------------------------------------------------------
NetNet Fund                      $3,635,986     $1,584,021    $26,585,334     $8,862,142
--------------------------------------------------------------------------------------------------------------------------
Power Plus Fund
--------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment    $   56,177     $   22,385    $    37,020     $   24,644
Fund
--------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund             $   28,749     $    6,116    $    28,323     $   10,622

--------------------------------------------------------------------------------------------------------------------------
Funds of Framlington
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund            $    4,912     $   22,506    $    21,671     $    9,496
--------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                  $   75,939     $   43,628    $   302,508     $  163,343
--------------------------------------------------------------------------------------------------------------------------
International Growth Fund        $    5,792     $   15,508    $    10,623     $    4,494
--------------------------------------------------------------------------------------------------------------------------


       As of June 30, 2000, the Focus Growth Fund, the MidCap Select Fund and the Global Financial Services Fund had not commenced selling of Class B Shares.


--------------------------------------------------------------------------------------------------------------------------
                                                                      Class C Shares

                                 Fiscal year ended            Fiscal year ended             Fiscal year ended
                                 June 30, 1999                June 30, 2000                 June 30, 2001

                                 Distribution   Contingent    Distribution    Contingent    Distribution   Contingent
                                 and Service    Deferred      and Service     Deferred      and Service    Deferred
                                 Fees           Sales Charge  Fees            Sales Charge  Fees           Sales Charge
--------------------------------------------------------------------------------------------------------------------------
Funds of the Trust
--------------------------------------------------------------------------------------------------------------------------
Balanced Fund                    $    1,491     $       36    $    14,537     $      504
--------------------------------------------------------------------------------------------------------------------------
Bond Fund                        $    2,689     $        0    $     4,054     $      444
--------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund           $    2,423     $      436    $     7,507     $    1,117
--------------------------------------------------------------------------------------------------------------------------
International Equity Fund        $   17,822     $      259    $    29,497     $    1,010
--------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund             $    9,852     $    2,098    $    10,898     $    2,154
--------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund      $    2,242     $    2,946    $     1,545     $      130
--------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund        $   47,642     $    4,471    $    33,388     $    1,134
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund               $      666     $       10    $     1,676     $       53
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate
Bond Fund                        $      316     $        0    $     2,757     $    1,387
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund      $    6,931     $        0    $    13,976     $    2,663

--------------------------------------------------------------------------------------------------------------------------
Funds of the Company
--------------------------------------------------------------------------------------------------------------------------
International Bond Fund          $      491     $        0    $       524     $        0
--------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund            $   57,284     $    6,445    $   117,226     $   10,072
--------------------------------------------------------------------------------------------------------------------------
Money Market Fund                $   15,411     $   11,034    $    74,390     $   85,315
--------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund         $  125,706     $    1,353    $   113,212     $      835
--------------------------------------------------------------------------------------------------------------------------
NetNet Fund                      $1,370,510     $  235,208    $12,742,083     $1,166,840
--------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment    $   12,460     $      594    $     8,021     $      254
Fund
--------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund             $   17,721     $      719    $    14,296     $       40

--------------------------------------------------------------------------------------------------------------------------
Funds of Framlington
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund            $    3,029     $       75    $     7,425     $    2,222
--------------------------------------------------------------------------------------------------------------------------
Healthcare Fund                  $   23,360     $      446    $   202,310     $   75,560
--------------------------------------------------------------------------------------------------------------------------
International Growth Fund        $    1,744     $       46    $     4,721     $      751
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                         Class II Shares

                                  Fiscal year ended               Fiscal year ended
                                  June 30, 2000                   June 30, 2001

                                  Distribution      Contingent    Distribution       Contingent
                                  and Service       Deferred      and Service        Deferred
                                  Fees              Sales Charge  Fees               Sales Charge
---------------------------------------------------------------------------------------------------
Funds of the Company
---------------------------------------------------------------------------------------------------
Bio(Tech)/2/ Fund
---------------------------------------------------------------------------------------------------
Digital Economy Fund
---------------------------------------------------------------------------------------------------
Future Technology Fund            $1,882,575      $0
---------------------------------------------------------------------------------------------------
International NetNet Fund         $0              $0
---------------------------------------------------------------------------------------------------
Power Plus Fund
---------------------------------------------------------------------------------------------------

         The shareholder servicing fees paid pursuant to the Plan for the Class K Shares are set forth in the table below.

--------------------------------------------------------------------------------
                                                  Class K Shares

                                                  Fiscal year ended
                                                  June 30, 2001

                                                  Shareholder Servicing Fee
--------------------------------------------------------------------------------
Funds of the Trust
--------------------------------------------------------------------------------
Balanced Fund
--------------------------------------------------------------------------------
Bond Fund
--------------------------------------------------------------------------------
Cash Investment Fund
--------------------------------------------------------------------------------
Index 500 Fund
--------------------------------------------------------------------------------
Intermediate Bond Fund
--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------
Large-Cap Value Fund
--------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund
--------------------------------------------------------------------------------
Small Company Growth Fund
--------------------------------------------------------------------------------
Tax-Free Bond Fund
--------------------------------------------------------------------------------
Tax-Free Short-Intermediate Bond Fund
--------------------------------------------------------------------------------
Tax-Free Money Market Fund
--------------------------------------------------------------------------------
U.S. Government Income Fund
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund

--------------------------------------------------------------------------------
Funds of the Company
--------------------------------------------------------------------------------
Bio(Tech)/2/ Fund
--------------------------------------------------------------------------------
Digital Economy Fund
--------------------------------------------------------------------------------
Future Technology Fund
--------------------------------------------------------------------------------
International Bond Fund
--------------------------------------------------------------------------------
International NetNet Fund
--------------------------------------------------------------------------------
Micro-Cap Equity Fund
--------------------------------------------------------------------------------
Money Market Fund
--------------------------------------------------------------------------------
Multi-Season Growth Fund
--------------------------------------------------------------------------------
NetNet Fund
--------------------------------------------------------------------------------
Power Plus Fund
--------------------------------------------------------------------------------
Real Estate Equity Investment Fund
--------------------------------------------------------------------------------
Small-Cap Value Fund

--------------------------------------------------------------------------------
Funds of Framlington
--------------------------------------------------------------------------------
Emerging Markets Fund
--------------------------------------------------------------------------------
Healthcare Fund

--------------------------------------------------------------------------------
                                                 Class K Shares

                                                 Fiscal year ended
                                                 June 30, 2001

                                                 Shareholder Servicing Fee
--------------------------------------------------------------------------------
International Growth Fund
--------------------------------------------------------------------------------

         The following amounts were paid by each Fund under the Plan for Class B shares during the fiscal year ended June 30, 2001.

----------------------------------------------------------------------------------------------------------------------------------
                                           Printing and
                                           Mailing of                                                             Interest
                                           Prospectuses                                                           Carrying or
                                           to other than                                         Compensation     other
                                           Current          Compensation      Compensation       to Sales         Financing
                             Advertising   Shareholders     to Underwriters   to Dealers         Personnel        Charges
----------------------------------------------------------------------------------------------------------------------------------
Funds of the Trust
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Bond Fund                    $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund               $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund       $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund    $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund         $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund  $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund    $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund           $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Tax-Free                     $             $                $                 $                  $                $
Short-Intermediate Bond
Fund
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund  $             $                $                 $                  $                $

----------------------------------------------------------------------------------------------------------------------------------
Funds of the Company
----------------------------------------------------------------------------------------------------------------------------------
Bio(Tech)/2/Fund             $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Digital Economy Fund         $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Focus Growth Fund            $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund       $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
International Bond Fund      $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
International NetNet Fund    $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund        $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund           $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund            $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund     $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
NetNet Fund                  $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Power Plus Fund              $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity           $             $                $                 $                  $                $
Investment Fund
----------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund         $             $                $                 $                  $                $

----------------------------------------------------------------------------------------------------------------------------------
Funds of Framlington
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund        $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
Global Financial Services
Fund
----------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund              $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------
International Growth Fund    $             $                $                 $                  $                $
----------------------------------------------------------------------------------------------------------------------------------

         The following amounts were paid by each Fund under the Plan for Class C shares during the fiscal year ended June 30, 2001.

---------------------------------------------------------------------------------------------------------------------------------
                                           Printing and
                                           Mailing of                                                             Interest
                                           Prospectuses                                                           Carrying or
                                           to other than                                         Compensation     other
                                           Current          Compensation      Compensation       to Sales         Financing
                             Advertising   Shareholders     to Underwriters   to Dealers         Personnel        Charges
---------------------------------------------------------------------------------------------------------------------------------
Funds of the Trust
---------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
Bond Fund                    $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund       $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
International Equity Fund    $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund         $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund  $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund    $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund           $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
Tax-Free                     $             $                $                 $                  $                $
Short-Intermediate Bond
Fund
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund  $             $                $                 $                  $                $

---------------------------------------------------------------------------------------------------------------------------------
Funds of the Company
---------------------------------------------------------------------------------------------------------------------------------
Focus Growth Fund            $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund       $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
International Bond Fund      $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund        $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund           $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
Money Market Fund            $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund     $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
NetNet Fund                  $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity           $             $                $                 $                  $                $
Investment Fund
---------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund         $             $                $                 $                  $                $

---------------------------------------------------------------------------------------------------------------------------------
Funds of Framlington
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund        $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
Global Financial Services
Fund
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Fund              $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------
International Growth Fund    $             $                $                 $                  $                $
---------------------------------------------------------------------------------------------------------------------------------

         The following amounts were paid by each Fund under its Plan for Class II shares during the fiscal year ended June 30, 2001.

---------------------------------------------------------------------------------------------------------------------------------

                                            Printing and
                                             Mailing of                                                              Interest
                                            Prospectuses                                                            Carrying or
                                            to other than                                         Compensation         other
                                               Current        Compensation      Compensation         to Sales        Financing
                             Advertising    Shareholders    to Underwriters       to Dealers        Personnel         Charges
---------------------------------------------------------------------------------------------------------------------------------
Funds of the Company
---------------------------------------------------------------------------------------------------------------------------------
Bio(Tech)/2/ Fund            $              $               $                   $                 $                 $
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                            Printing and
                                             Mailing of                                                              Interest
                                            Prospectuses                                                            Carrying or
                                            to other than                                         Compensation         other
                                               Current        Compensation      Compensation         to Sales        Financing
                             Advertising    Shareholders    to Underwriters       to Dealers        Personnel         Charges
----------------------------------------------------------------------------------------------------------------------------------
Digital Economy Fund         $              $               $                   $                 $                 $
----------------------------------------------------------------------------------------------------------------------------------
Future Technology Fund       $              $               $                   $                 $                 $
----------------------------------------------------------------------------------------------------------------------------------
International NetNet Fund    $              $               $                   $                 $                 $
----------------------------------------------------------------------------------------------------------------------------------
Power Plus Fund              $              $               $                   $                 $                 $
----------------------------------------------------------------------------------------------------------------------------------

         Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as administrator for the Trust, Framlington and the Company pursuant to a combined amended and restated administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Trust, Framlington and the Company; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds. The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence or willful misconduct in the performance of its duties and obligations thereunder. As compensation for these services, each Fund pays State Street an annual administration fee based upon a percentage of the average net assets of such Fund.

         The fees accrued to the Administrator for the last three fiscal years are set forth in the table below.

--------------------------------------------------------------------------------------------------------------------
                                            Fiscal year ended        Fiscal year ended        Fiscal year ended
                                            June 30, 1999            June 30, 2000            June 30, 2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Funds of the Trust
--------------------------------------------------------------------------------------------------------------------
Balanced Fund                               $68,581                  $41,888
--------------------------------------------------------------------------------------------------------------------
Bond Fund                                   $282,194                 $222,750
--------------------------------------------------------------------------------------------------------------------
Cash Investment Fund                        $1,375,320               $845,071
--------------------------------------------------------------------------------------------------------------------
Index 500 Fund                              $1,009,569               $1,483,642
--------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                      $606,823                 $462,659
--------------------------------------------------------------------------------------------------------------------
International Equity Fund                   $218,250                 $218,373
--------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                        $262,917                 $204,774
--------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund                 $73,705                  $58,080
--------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                   $363,930                 $258,496
--------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund                          $206,804                 $83,184
--------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                  $361,566                 $181,877
--------------------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate Bond Fund       $321,790                 $121,907
--------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund                 $321,496                 $268,798
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund             $102,073                 $34,849

--------------------------------------------------------------------------------------------------------------------
Funds of the Company
--------------------------------------------------------------------------------------------------------------------
Bio(Tech)2 Fund
--------------------------------------------------------------------------------------------------------------------
Digital Economy Fund
--------------------------------------------------------------------------------------------------------------------
Focus Growth Fund                           $7,147                   $11,672
--------------------------------------------------------------------------------------------------------------------
Future Technology Fund                                               $837,627
--------------------------------------------------------------------------------------------------------------------
International Bond Fund                     $57,684                  $46,528
--------------------------------------------------------------------------------------------------------------------
International NetNet Fund                                            $81,678
--------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                       $46,203                  $87,836
--------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                          $2,743                   $6,086
--------------------------------------------------------------------------------------------------------------------
Money Market Fund                           $137,095                 $116,098
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                            Fiscal year ended        Fiscal year ended        Fiscal year ended
                                            June 30, 1999            June 30, 2000            June 30, 2001
-----------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund                    $796,216                 $  724,377
-----------------------------------------------------------------------------------------------------------------
NetNet Fund                                 $895,909                 $6,458,442
-----------------------------------------------------------------------------------------------------------------
Power Plus Fund
-----------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund          $ 94,060                 $   69,012
-----------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                        $145,544                 $   98,907

-----------------------------------------------------------------------------------------------------------------
Funds of Framlington
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                       $ 45,835                 $   62,437
-----------------------------------------------------------------------------------------------------------------
Global Financial Services Fund              $  2,479                 $    3,884
-----------------------------------------------------------------------------------------------------------------
Healthcare Fund                             $ 20,469                 $   80,784
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                   $ 66,652                 $   79,480
-----------------------------------------------------------------------------------------------------------------

     Custodian. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian (the "Custodian") to the Funds. Pursuant to the terms and provisions of the custodian contract between State Street and the Company, the Trust and Framlington, State Street computes each Fund's net asset value and keeps the book account for each Fund.

     Transfer and Dividend Disbursing Agent. PFPC Inc. (the "Transfer Agent") located at 4400 Computer Drive, Westborough, Massachusetts 01581 serves as the transfer and dividend disbursing agent for the Funds pursuant to transfer agency agreements with the Trust, Framlington and the Company, respectively, under which the Transfer Agent (i) issues and redeems shares of each Fund, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Funds and (v) makes periodic reports to the Boards Directors/Trustees concerning the operations of each Fund.

     Comerica. As stated in the Funds' Class K Shares Prospectus, Class K Shares of the Funds are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Incorporated (a publicly-held bank holding company), its affiliates and subsidiaries and other institutions that have entered into agreements with the Company, the Trust and Framlington providing for shareholder services for their customers.

     Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. Except as noted in this SAI the Funds' service contractors bear all expenses in connection with the performance of their services and the Funds bear the expenses incurred in their operations. These expenses include, but are not limited to, fees paid to the Advisor, World, Sub-Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Boards of Directors/Trustees; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; and the expense of using independent pricing services. Any general expenses of the Trust, Framlington or the Company that are not readily identifiable as belonging to a particular investment portfolio of the Trust, Framlington or the Company are allocated among all investment portfolios of the Trust, Framlington or the Company by or under the direction of the Boards of Directors/Trustees in a manner that the Boards determine to be fair and equitable. The Advisor, World, Sub-Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                 CODE OF ETHICS

     The Company, the Trust, Framlington, the Advisor, World and the Sub-Advisor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Company, the Trust, Munder Framlington, Advisor, World and the Sub-Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http:/www.sec.gov.

                             PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Boards of Directors/Trustees, the Advis or, World or the Sub-Advisor, as the case may be, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds.

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.

     Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor, World or the Sub-Advisor, as the case may be, will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor, World or the Sub-Advisor, as the case may be, believes such practice to be in the Funds' interests.

     Since the Money Market Funds will invest only in short-term debt instruments, their annual portfolio turnover rates will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net investment income of a Money Market Fund. The portfolio turnover rate of a Fund is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were thirteen months or less for the Money Market Funds or one year or less for the Equity and Bond Funds) by the monthly average value of the securities held by the Fund during the year. The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.

     Each Fund's portfolio turnover rate is included in the prospectuses under the section entitled "Financial Highlights." For the fiscal year ended June 30, 2000 and June 30, 2001 the portfolio turnover rates for the Funds were:

     In its Advisory Agreements, the Advisor and World and, in the case of the Framlington Funds, the Sub-Advisor pursuant to the Sub-Advisory Agreement each agree to select broker-dealers in accordance with guidelines established by the Boards of Directors/Trustees from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor, World or the Sub-Advisor, as the case may be, shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory and Sub-Advisory Agreements authorize the Advisor, World or the Sub-Advisor, as the case may be, subject to the prior approval of the Boards of

Directors/Trustees, to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor, World or the Sub-Advisor, as the case may be, determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor, World or the Sub-Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor, World or the Sub-Advisor, as the case may be, and does not reduce the advisory fees payable to the Advisor, World or the Sub-Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     The table below shows information on brokerage commissions paid by the Funds. For the fiscal year ended June 30, 1999:

------------------------------------------------------------------------------------------------------------------
                                                             % of Brokerage Commission     $ Amount of Transactions
                                     $ Amount Brokerage      Representing Research         Involving Research
                                     Commission              Services                      Services
------------------------------------------------------------------------------------------------------------------
Funds of the Trust
------------------------------------------------------------------------------------------------------------------
Balanced Fund                         $  148,930             2.29%                          $  3,404
------------------------------------------------------------------------------------------------------------------
Focus Growth Fund                     $   32,160             0.01%                          $     3
------------------------------------------------------------------------------------------------------------------
Index 500 Fund                        $   78,429             0.00%                          $     -
------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                  $  339,050             10.01%                         $33,930
------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund             $  867,597             0.54%                          $ 4,713

------------------------------------------------------------------------------------------------------------------
Funds of the Company
------------------------------------------------------------------------------------------------------------------
International Equity Fund             $   82,374             0.00%                          $     -
------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                 $  157,816             2.47%                          $ 3,905
------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                    $    8,130             1.25%                          $   102
------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund              $1,066,557             3.11%                          $33,221
------------------------------------------------------------------------------------------------------------------
NetNet Fund                           $  407,329             6.63%                          $27,000
------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund    $  102,511             0.00%                          $     -
------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                  $  192,950             1.80%                          $ 3,481

------------------------------------------------------------------------------------------------------------------
Funds of Framlington
------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                 $  456,864             0.00%                          $     -
------------------------------------------------------------------------------------------------------------------
Global Financial Services Fund        $    6,873             0.00%                          $     -
------------------------------------------------------------------------------------------------------------------
Healthcare Fund                       $   20,634             0.00%                          $     -
------------------------------------------------------------------------------------------------------------------
International Growth Fund             $  257,980             0.00%                          $     -
------------------------------------------------------------------------------------------------------------------

     The table below shows information on brokerage commissions paid by the Funds. For the fiscal year ended June 30, 2000:

------------------------------------------------------------------------------------------------------------------
                                                             $ of Brokerage Commission     $ Amount of Transactions
                                     $ Amount Brokerage      Representing Research         Involving Research
                                     Commission              Services                      Services
------------------------------------------------------------------------------------------------------------------
Funds of the Trust
------------------------------------------------------------------------------------------------------------------
Balanced Fund                         $  298,347.31          $23,331.50                    $14,902,627.20
------------------------------------------------------------------------------------------------------------------
Equity Income Fund                    $  462,172.39          $47,562.00                    $25,480,072.33
------------------------------------------------------------------------------------------------------------------
Index 500 Fund                        $   54,892.88          $        -                    $            -
------------------------------------------------------------------------------------------------------------------
International Equity Fund             $   61,823.90          $        -                    $            -
------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund             $1,135,406.10          $15,577.00                    $ 4,981,732.18

                                       45

---------------------------------------------------------------------------------------------------------------------
                                                              $ of Brokerage Commission     $ Amount of Transactions
                                      $ Amount Brokerage      Representing Research         Involving Research
                                      Commission              Services                      Services
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Funds of the Company
---------------------------------------------------------------------------------------------------------------------
Focus Growth Fund                     $    11,478.44          $     102.00                  $    155,639.11
---------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                 $ 1,511,801.78          $     117.00                  $  1,399,766.04
---------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                    $    32,513.10          $   2,566.00                  $    911,433.08
---------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund              $ 1,115,407.06          $ 175,515.10                  $ 51,000,968.72
---------------------------------------------------------------------------------------------------------------------
NetNet Fund                           $ 5,797,984.65          $ 150,492.00                  $ 24,427,339.03
---------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund    $   107,826.00          $   6,000.00                  $  1,455,533.98
---------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                  $   687,021.06          $   3,240.00                  $  1,005,443.26

---------------------------------------------------------------------------------------------------------------------
Funds of Framlington
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                 $   255,563.74          $          -                  $             -
---------------------------------------------------------------------------------------------------------------------
Global Financial Services Fund        $     9,011.98          $     678.00                  $    147,680.31
---------------------------------------------------------------------------------------------------------------------
Healthcare Fund                       $   258,386.90          $   3,626.93                  $    805,985.13
---------------------------------------------------------------------------------------------------------------------
International Growth Fund             $   125,390.11          $          -                  $             -
---------------------------------------------------------------------------------------------------------------------

         The table below shows information on brokerage commissions paid by the Funds. For the fiscal year ended June 30, 2001:

---------------------------------------------------------------------------------------------------------------------
                                                              $ of Brokerage Commission     $ Amount of Transactions
                                      $ Amount Brokerage      Representing Research         Involving Research
                                      Commission              Services                      Services
---------------------------------------------------------------------------------------------------------------------
Funds of the Trust
---------------------------------------------------------------------------------------------------------------------
Balanced Fund                         $                       $                             $
---------------------------------------------------------------------------------------------------------------------
Index 500 Fund                        $                       $                             $
---------------------------------------------------------------------------------------------------------------------
International Equity Fund             $                       $                             $
---------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                  $                       $                             $
---------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund             $                       $                             $

---------------------------------------------------------------------------------------------------------------------
Funds of the Company
---------------------------------------------------------------------------------------------------------------------
Focus Growth Fund                     $                       $                             $
---------------------------------------------------------------------------------------------------------------------
Micro-Cap Equity Fund                 $                       $                             $
---------------------------------------------------------------------------------------------------------------------
MidCap Select Fund                    $                       $                             $
---------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund              $                       $                             $
---------------------------------------------------------------------------------------------------------------------
NetNet Fund                           $                       $                             $
---------------------------------------------------------------------------------------------------------------------
Real Estate Equity Investment Fund    $                       $                             $
---------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                  $                       $                             $

---------------------------------------------------------------------------------------------------------------------
Funds of Framlington
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                 $                       $                             $
---------------------------------------------------------------------------------------------------------------------
Global Financial Services Fund        $                       $                             $
---------------------------------------------------------------------------------------------------------------------
Healthcare Fund                       $                       $                             $
---------------------------------------------------------------------------------------------------------------------
International Growth Fund             $                       $                             $
---------------------------------------------------------------------------------------------------------------------


         Portfolio securities will not be purchased from or sold to the Advisor, World, Sub-Advisor, Distributor or any affiliated person (as defined in the 1940
Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         Investment decisions for each Fund and for other investment accounts managed by the Advisor, World or the Sub-Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. To the extent permitted by law, the Advisor, World or the Sub-Advisor, as the case may be, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

         A Fund will not purchase securities while the Advisor, World, the Sub-Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Trust's or Framlington Board of Trustees or the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.


         The Trust, the Company and Framlington are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940) Act or their parent companies held by them as of the close of their most recent fiscal year and state the value of such holdings. As of June 30, 2001, the _________ Fund held securities of Chase Manhattan Corporation valued at $__________,

      ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

         Purchases. As described in the Prospectuses, shares of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker and/or financial advisor.

         Retirement Plans. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

         Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order. The redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge ("CDSC").

         Contingent Deferred Sales Charge - Class B Shares. Class B Shares redeemed within six years of purchase are subject to a CDSC. The CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower.

         For redemptions of Class B Shares of the Fund purchased after June 27, 1995, or purchased by exchanging Class B Shares of any other Munder Fund purchased after June 27, 1995, the Prospectus describes the CDSC Schedule and applicable waivers. For redemptions of Class B Shares of the Fund purchased by exchanging Class B Shares of any Fund of The Munder Funds Trust ("Trust Funds")* purchased on or before June 27, 1995, the CDSC Schedule and applicable waivers are set forth below.

--------------------------------------------------------------------------------
                              Class B Shares of the Trust Funds
                             Purchased on or before June 27, 1995
Redemption During                                                         CDSC
--------------------------------------------------------------------------------
1/st/ Year Since Purchase ............................................    4.00%
--------------------------------------------------------------------------------
2/nd/ Year Since Purchase ............................................    4.00%
--------------------------------------------------------------------------------
3/rd/ Year Since Purchase ............................................    3.00%
--------------------------------------------------------------------------------
4/th/ Year Since Purchase ............................................    3.00%
--------------------------------------------------------------------------------
5/th/ Year Since Purchase ............................................    2.00%
--------------------------------------------------------------------------------
6/th/ Year Since Purchase ............................................    1.00%
--------------------------------------------------------------------------------

*The Trust Funds in existence as of June 27, 1995 are: Balanced Fund, Index 500 Fund, International Equity Fund, Large-Cap Value Fund, Small Company Growth Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Income Fund, Michigan Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Short-Intermediate Bond Fund, Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund.


         CDSC Waivers - Class B Shares of the Trust Funds Purchased on or before June 27, 1995. The CDSC will be waived with respect to Class B Shares of the Trust Funds purchased on or before June 27, 1995 in the following circumstances:

         (1) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner;
         (2) minimum required distributions made in connection with an IRA or other retirement plan following attainment of age 59 1/2; and
         (3) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily.

         CDSC and Applicable Waivers - Class B Shares of the Munder Funds, Inc. Funds Purchased on or before June 27, 1995. For redemptions of Class B Shares of the Fund purchased by exchanging Class B Shares of any Fund of The Munder Funds, Inc. ("Company Funds") purchased on or before June 27, 1995*, the Prospectus describes the CDSC Schedule. The CDSC will be waived on the following types of redemptions with respect to Class B Shares of the Company Funds purchased on or before June 27, 1995:

         (1) redemptions by investors who have invested a lump sum amount of $1 million or more in the Fund;
         (2) redemptions by the officers, directors, and employees of the Advisor or the Distributor and such persons' immediate families;
         (3) dealers or brokers who have a sales agreement with the Distributor, for their own accounts, or for retirement plans for their employees or sold to registered representatives or full time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);
         (4) involuntary redemptions effected pursuant to the Fund's right to liquidate shareholder accounts having an aggregate net asset value of less than $250; and
         (5) redemptions the proceeds of which are reinvested in the Fund within 90 days of the redemption.

*The Company Funds in existence as of June 27, 1995 are: Multi-Season Growth Fund, Real Estate Equity Investment Fund and Money Market Fund.

         Contingent Deferred Sales Charge - Class A, Class II, Class C Shares. The Prospectuses describe the CDSC for Class A, Class II or C Shares of the Funds of the Trust, the Company and Framlington purchased after June 27, 1995.

         Class A Shares of the Trust Funds purchased on or before June 27, 1995 without a sales charge by reason of a purchase of $500,000 or more are subject to a CDSC of 1.00% of the lower of the original purchase price or the net asset value at the time of redemption if such shares are redeemed within two years of the date of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 that are redeemed will not be subject to the CDSC to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions; (2) Class A Shares redeemed more than two years after their purchase; (3) a minimum required distribution made in connection with IRA or other retirement plans following attainment of age 59 1/2; or (4) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner.

         No CDSC is imposed to the extent that the current net asset value of the shares redeemed does not exceed (a) the current net asset value of shares purchased through reinvestment of dividends or capital gain distributions plus
(b) the current net asset value of shares purchased more than one year prior to the redemption, plus (c) increases in the net asset value of the shareholder's shares above the purchase payments made during the preceding one year.

         The holding period of Class A or Class C Shares of a Fund acquired through an exchange of the corresponding class of shares of the Munder Money Market Fund (which are available only by exchange of Class A or Class C Shares of the Fund, as the case may be) and the Company Funds, the Framlington Funds and the non-money market funds of the Trust will be calculated from the date that the Class A or Class C Shares of the Fund were initially purchased.

         In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing all Class A Shares on which a front-end sales charge has been assessed; then of shares acquired pursuant to the reinvestment of dividends and distributions; and then of amounts representing the cost of shares purchased one year or more prior to the redemption.

         Other Redemption Information. Redemption proceeds are normally paid in cash; however, each Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

         The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed other than for customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

         The Funds may involuntarily redeem an investor's shares if the net asset value of such shares is less than $250; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $250 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

         Conversion of Class B Shares to Class A Shares. Class B Shares of the Fund will automatically convert to Class A Shares of the Fund on the first business day of the month on which the eighth anniversary of the issuance of such Class B Shares occurs. The conversion will be effected at the relative net asset values per share of the two classes.

         If you acquired Class B shares of the Fund by exchanging shares of another Munder Fund of The Munder Funds, Inc., The Munder Funds Trust or The Munder Framlington Funds Trust which you purchased before November 8, 2000, those shares will automatically convert six years after issuance of the original purchase. The conversion will be effected at the relative net asset values per share of the two classes.

         Exchanges. In addition to the method of exchanging shares described in the Funds' Prospectuses, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Funds at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., Eastern time. The Funds, Distributor and Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                 NET ASSET VALUE

         Money Market Funds. The value of the portfolio securities of the Money Market Funds is calculated using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

         As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Boards of Directors/Trustees have established procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, for the purpose of maintaining a stable net asset value of $1.00 per share for each Money Market Fund for purposes of sales and redemptions. These procedures include a review by the Boards of Directors/Trustees, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Fund, the Boards of Directors/Trustees will promptly consider whether any and, if any, what action should be initiated. If the Board believes that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per share may result in material dilution of other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

         Pursuant to Rule 2a-7 under the 1940 Act, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that such Funds will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities), nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two nationally recognized security rating organizations NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and security which has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board of Directors/Trustees. There can be no assurance that a constant net asset value will be maintained for each Money Market Fund.

         All Funds. Securities traded on a national securities exchange or on NASDAQ are valued at the last sale price. If there were no sales of such securities on the date of valuation but where closing bid and asked prices for such day are available, then such securities will be valued at the mean between the most recently quoted bid and asked prices. Securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

         Where no last sales price is available for an ADR or GDR on the exchange or market where it is principally traded, the ADR or GDR will be valued at the closing sales price of its underlying security on the security's principal foreign exchange, multiplied by the relevant exchange rate and the ADR's or GDR's conversion rate of the ADR or GDR to one share of its underlying security.

         Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security's principal exchange or market. However, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund's net asset value that is likely to affect materially the value of the foreign security, the security will be valued at fair value.

         In determining the approximate market value of portfolio investments, the Trust, Framlington or the Company may employ pricing services selected by the Advisor, and approved by the Boards of Directors/Trustees, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. All cash, receivables and current payables are carried on the Trust's, Framlington's or the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Boards of Directors/Trustees.

         Restricted and illiquid securities, including venture capital investments, and securities and assets for which market quotations are not readily available are valued at fair value using pricing procedures for the Funds, which have been approved by the Boards of Directors/Trustees. The procedures require that the Pricing Committee, which is comprised of the Advisor's officers and employees as designated from time to time by management of the Advisor, meet when a security's market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund's portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two members of the Pricing Committee are required to approve a valuation determination or procedural change.

         Minutes of all Pricing Committee meetings are provided to the Boards of Directors/Trustees and reviewed by the Advisor at their next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Boards' input on any particular issue.

         In-Kind Purchases. With the exception of the Real Estate Equity Investment Fund, payment for shares may, in the discretion of the Advisor, World or the Sub-Advisor, be made in the form of securities that are permissible investments for the Funds as described in the Prospectuses. Shares of the Real Estate Equity Investment Fund will not be issued for consideration other than cash. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                             PERFORMANCE INFORMATION

Yield of the Money Market Funds

         The Money Market Funds' current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by:
(a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. Based on the foregoing computations, the table below shows the annualized yields for all share classes of the Cash Investment, Money Market, Tax-Free Money Market and U.S. Treasury Money Market Funds for the seven-day period ended June 30, 2001.

------------------------------------------------------------------------------------------------------------------------
                        Class A             Class B             Class C             Class K             Class Y
                            Effective            Effective           Effective            Effective           Effective
                  Yield     Yield      Yield     Yield      Yield    Yield      Yield     Yield      Yield    Yield
------------------------------------------------------------------------------------------------------------------------

Cash
Investment
Fund
------------------------------------------------------------------------------------------------------------------------
Money
Market Fund
------------------------------------------------------------------------------------------------------------------------
Tax-Free
Money
Market
Fund
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury
Money
Market Fund
------------------------------------------------------------------------------------------------------------------------

         In addition, a standardized "tax-equivalent yield" may be quoted for the Tax-Free Money Market Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by 1 minus a stated Federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal income tax. For the seven-day period ended June 30, 2001, the tax-equivalent yield for Class A, Class K and Class Y Shares of the Tax-Free Money Market Fund was ___% (Class A), ____% (Class K) and ____% (Class Y) calculated for all share classes based on a stated tax rate of 31%. The fees which may be imposed by institutions on their Customers are not reflected in the calculations of yields for the Funds.

         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Fund will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

Performance of the Non-Money Market Funds

         Yield. The Bond Funds' and International Bond Fund's (or one month) standard yield described in the applicable Prospectus is calculated for each Fund in accordance with the method prescribed by the SEC for mutual funds:

                           YIELD = 2 [(a-b + 1)/6/ - 1]
                                       ---
                                       cd

Where:
         a =dividends and interest earned by a Fund during the period;
         b =expenses accrued for the period (net of reimbursements and waivers); c =average daily number of shares outstanding during the period entitled to receive dividends;
         d =maximum offering price per share on the last day of the period.

         For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable "a" in the formula), each Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

         Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula). A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge imposed -- currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Balanced Fund and 4.00% of the per share offering price for Class A Shares of the Bond Fund, International Bond Fund and Tax-Free Bond Funds. The tax-equivalent yield for each Tax-Free Bond Fund below is based on a stated federal tax rate of 31% and, with respect to Michigan Tax-Free Bond Fund, a Michigan state tax rate of 4%.

         The standard yields and/or tax-equivalent yields of the Class A, Class B, Class C, Class K and Class Y Shares of the following Funds for the 30-day period ended June 30, 2001 were:

-----------------------------------------------------------------------------------------------------------------------------------
                                          30-Day Yield                                   Tax-Equivalent 30-Day Yield

                      Class A    Class B    Class C    Class K    Class Y    Class A    Class B    Class C    Class K    Class Y
-----------------------------------------------------------------------------------------------------------------------------------
Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond
Fund
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
International Bond
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free
Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free
Short-Intermediate
Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------

         Total Return. Each Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                     P (1 + T)/n/ = ERV
Where:
         P = hypothetical initial payment of $1,000;

         T = average annual total return;

         n = period covered by the computation, expressed in years; and

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

         Each Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                    (ERV) - 1
                                    ----
                    Aggregate Total Return = P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Funds' average annual total return and load adjusted aggregate total return quotations for Class A Shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares - currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Balanced Fund and 4.00% of the per share offering price for Class A Shares of the Bond Fund, International Bond Fund and Tax-Free Bond Funds; and the Funds' load adjusted average annual total return and load adjusted aggregate total return quotations for Class B Shares will reflect any applicable CDSC; provided that the Funds may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A Shares or Class B Shares in accordance with the views of the SEC. Quotations which do not reflect the sales charge will, of course, be higher than quotations which do.



         Based on the foregoing calculation, the average annual total return figures for the Class A, B, C, II, K and Y Shares of each of the following Funds for the 1 year and 5 year periods ended June 30, 2001 and commencement of operations through June 30, 2001 are set forth below.

-------------------------------------------------------------------------------------------------------------------------------
                                Returns Do Not Reflect Sales Charge (Load)          Returns Do Reflect Sales Charge (Load)

Fund-Inception Date              1 Year          5 Years      Since Inception      1 Year        5 Years      Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Funds of the Trust
-------------------------------------------------------------------------------------------------------------------------------

Balanced Fund
Class A-4/30/93                           %                %                 %             %               %                 %
Class B-6/21/94                           %                %                 %             %               %                 %
Class C-1/24/96                           %                %                 %             %               %                 %
Class K-4/16/93                           %                %                 %             %               %                 %
Class Y-4/13/93                           %                %                 %             %               %                 %

-------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund
Class A-8/8/94                            %                %                 %             %               %                 %
Class B-8/9/94                            %                %                 %             %               %                 %
Class C-12/5/95                           %                %                 %             %               %                 %
Class K-7/5/94                            %                %                 %             %               %                 %

-------------------------------------------------------------------------------------------------------------------------------
                                Returns Do Not Reflect Sales Charge (Load)          Returns Do Reflect Sales Charge (Load)

Fund-Inception Date              1 Year          5 Years      Since Inception      1 Year        5 Years      Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Class Y-7/5/94                            %                %                 %             %               %                 %

-------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund
Class A-12/9/92                           %                %                 %             %               %                 %
Class B-10/31/95                          %                %                 %             %               %                 %
Class C-                                  %                %                 %             %               %                 %
Class K-12/7/92                           %                %                 %             %               %                 %
Class Y-12/1/91                           %                %                 %             %               %                 %

-------------------------------------------------------------------------------------------------------------------------------
International Equity Fund
Class A-11/30/92                          %                %                 %             %               %                 %
Class B-3/9/94                            %                %                 %             %               %                 %
Class C-9/29/95                           %                %                 %             %               %                 %
Class K-11/23/92                          %                %                 %             %               %                 %
Class Y-12/1/91                           %                %                 %             %               %                 %

-------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund
Class A-11/23/92                          %                %                 %             %               %                 %
Class B-4/28/94                           %                %                 %             %               %                 %
Class C-9/26/95                           %                %                 %             %               %                 %
Class K-11/23/92                          %                %                 %             %               %                 %
Class Y-12/1/91                           %                %                 %             %               %                 %

-------------------------------------------------------------------------------------------------------------------------------
Bond Fund
Class A-12/9/92                           %                %                 %             %               %                 %
Class B-3/13/96                           %                %                 %             %               %                 %
Class C-3/25/96                           %                %                 %             %               %                 %
Class K-11/23/92                          %                %                 %             %               %                 %
Class Y-12/1/91                           %                %                 %             %               %                 %

-------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund
Class A-11/24/92                          %                %                 %             %               %                 %
Class B-10/25/94                          %                %                 %             %               %                 %
Class C-4/19/96                           %                %                 %             %               %                 %
Class K-11/20/92                          %                %                 %             %               %                 %
Class Y-12/1/91                           %                %                 %             %               %                 %

-------------------------------------------------------------------------------------------------------------------------------
US Income Fund
Class A-7/28/94                           %                %                 %             %               %                 %
Class B-9/6/95                            %                %                 %             %               %                 %
Class C-8/12/96                           %                %                 %             %               %                 %
Class K-7/5/94                            %                %                 %             %               %                 %
Class Y-7/5/94                            %                %                 %             %               %                 %

-------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Free Bond Fund
Class A-2/15/94                           %                %                 %             %               %                 %
Class B-7/5/94                            %                %                 %             %               %                 %
Class C-10/4/96                           %                %                 %             %               %                 %
Class K-1/3/94                            %                %                 %             %               %                 %
Class Y-1/3/94                            %                %                 %             %               %                 %

-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond Fund
Class A-10/9/95                           %                %                 %             %               %                 %
Class B-12/6/94                           %                %                 %             %               %                 %

-----------------------------------------------------------------------------------------------------------------------------
                               Returns Do Not Reflect Sales Charge (Load)          Returns Do Reflect Sales Charge (Load)

Fund-Inception Date             1 Year          5 Years      Since Inception      1 Year        5 Years      Since Inception
-----------------------------------------------------------------------------------------------------------------------------
Class C-7/7/98                           %               %                %            %              %                %
Class K-7/5/94                           %               %                %            %              %                %
Class Y-7/21/94                          %               %                %            %              %                %

-----------------------------------------------------------------------------------------------------------------------------
Tax-Free
Short-Intermediate Bond
Fund
Class A-11/30/92                         %               %                %            %              %                %
Class B-5/16/96                          %               %                %            %              %                %
Class C-7/8/98                           %               %                %            %              %                %
Class K-2/9/87*                          %               %                %            %              %                %
Class Y-12/17/92                         %               %                %            %              %                %

-----------------------------------------------------------------------------------------------------------------------------
Funds of the Company
-----------------------------------------------------------------------------------------------------------------------------
Bio(Tech)2 Fund
Class A-                                 %               %                %            %              %                %
Class B-                                 %               %                %            %              %                %
Class II-                                %               %                %            %              %                %
Class K-                                 %               %                %            %              %                %
Class Y-                                 %               %                %            %              %                %

-----------------------------------------------------------------------------------------------------------------------------
Digital Economy Fund
Class A-                                 %               %                %            %              %                %
Class B-                                 %               %                %            %              %                %
Class II-                                %               %                %            %              %                %
Class K-                                 %               %                %            %              %                %
Class Y-                                 %               %                %            %              %                %

-----------------------------------------------------------------------------------------------------------------------------
Focus Growth Fund
Class A-                                 %               %                %            %              %                %
Class B-                                 %               %                %            %              %                %
Class II-5/22/00-                        %               %                %            %              %                %
Class K-                                 %               %                %            %              %                %
Class Y-11/11/98                         %               %                %            %              %                %

-----------------------------------------------------------------------------------------------------------------------------
MidCap Select Fund
Class A-                                 %               %                %            %              %                %
Class B-                                 %               %                %            %              %                %
Class II- 5/22/00                        %               %                %            %              %                %
Class K-                                 %               %                %            %              %                %
Class Y-6/24/98                          %               %                %            %              %                %
-----------------------------------------------------------------------------------------------------------------------------

International Bond Fund
Class A-10/17/96                         %               %                %            %              %                %
Class B-6/9/97                           %               %                %            %              %                %
Class C-6/3/98                           %               %                %            %              %                %
Class K-3/25/97                          %               %                %            %              %                %
Class Y-10/2/96                          %               %                %            %              %                %
-----------------------------------------------------------------------------------------------------------------------------

Micro-Cap Equity Fund
Class A-12/26/96                         %               %                %            %              %                %
Class B-2/24/97                          %               %                %            %              %                %
Class C-3/31/97                          %               %                %            %              %                %
Class K-12/31/96                         %               %                %            %              %                %
Class Y-12/26/96                         %               %                %            %              %                %

-----------------------------------------------------------------------------------------------------------------------------
                               Returns Do Not Reflect Sales Charge (Load)          Returns Do Reflect Sales Charge (Load)

Fund-Inception Date             1 Year          5 Years      Since Inception      1 Year        5 Years      Since Inception
-------------------------------------------------------------------------------------------------------------------------
Multi-Season Growth Fund
Class A-8/4/93                           %               %                %            %              %                %
Class B-4/29/93                          %               %                %            %              %                %
Class C-9/20/93                          %               %                %            %              %                %
Class K-6/23/95                          %               %                %            %              %                %
Class Y-8/16/93                          %               %                %            %              %                %

-------------------------------------------------------------------------------------------------------------------------
NetNet Fund
Class A-8/19/96                          %               %                %            %              %                %
Class B-6/1/98                           %               %                %            %              %                %
Class C-11/3/98                          %               %                %            %              %                %
Class Y-6/1/98                           %               %                %            %              %                %
                                         %               %                %            %              %                %
-------------------------------------------------------------------------------------------------------------------------
Power Plus Fund
Class A-                                 %               %                %            %              %                %
Class B-                                 %               %                %            %              %                %
Class II-                                %               %                %            %              %                %
Class K-                                 %               %                %            %              %                %
Class Y-                                 %               %                %            %              %                %

-------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund
Class A-1/10/97                          %               %                %            %              %                %
Class B-2/11/97                          %               %                %            %              %                %
Class C-1/13/97                          %               %                %            %              %                %
Class K-12/31/96                         %               %                %            %              %                %
Class Y-12/26/96                         %               %                %            %              %                %

-------------------------------------------------------------------------------------------------------------------------
Real Estate Equity
Investment Fund
Class A-9/30/94                          %               %                %            %              %                %
Class B-10/3/94                          %               %                %            %              %                %
Class C-1/5/96                           %               %                %            %              %                %
Class K-10/3/96                          %               %                %            %              %                %
Class Y-10/3/94                          %               %                %            %              %                %

-------------------------------------------------------------------------------------------------------------------------
Funds of Framlington

Emerging Markets Fund
Class A-1/14/97                          %               %                %            %              %                %
Class B-2/25/97                          %               %                %            %              %                %
Class C-3/3/97                           %               %                %            %              %                %
Class K-1/10/97                          %               %                %            %              %                %
Class Y-12/31/96                         %               %                %            %              %                %

-------------------------------------------------------------------------------------------------------------------------
Global Financial Services
Fund
Class A-                                 %               %                %            %              %                %
Class B-                                 %               %                %            %              %                %
Class II-5/22/00                         %               %                %            %              %                %
Class K-                                 %               %                %            %              %                %
Class Y-6/24/98                          %               %                %            %              %                %

-------------------------------------------------------------------------------------------------------------------------
Healthcare Fund
Class A-2/14/97                          %               %                %            %              %                %
Class B-1/31/97                          %               %                %            %              %                %
Class C-1/13/97                          %               %                %            %              %                %

-------------------------------------------------------------------------------------------------------------------------------
                                Returns Do Not Reflect Sales Charge (Load)          Returns Do Reflect Sales Charge (Load)


Fund-Inception Date              1 Year          5 Years      Since Inception      1 Year        5 Years      Since Inception
-------------------------------------------------------------------------------------------------------------------------------
Class K-4/1/97                         %                %                    %          %               %                   %
Class Y-12/31/96                       %                %                    %          %               %                   %

-------------------------------------------------------------------------------------------------------------------------------
International Growth Fund
Class A-2/20/97                        %                %                    %          %               %                   %
Class B-3/19/97                        %                %                    %          %               %                   %
Class C-2/13/97                        %                %                    %          %               %                   %
Class K-1/10/97                        %                %                    %          %               %                   %
Class Y-12/31/96                       %                %                    %          %               %                   %

-------------------------------------------------------------------------------------------------------------------------------

-----------
*For the ten-year period ended June 30, 2001, the average annual return for Class K Shares of the Tax-Free Short-Intermediate Bond Fund was ______%.



     The foregoing performance data reflects the imposition of the maximum sales load on Class A Shares but does not reflect payments under the Trust's Distribution and Service plan, which were not imposed before December
31, 1993.

     All Funds. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     From time to time, in advertisements or in reports to shareholders, a Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. In addition, as stated in the Funds' Prospectuses, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of a Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

                                      TAXES

     The following summarizes certain additional Federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     General. Each Fund intends to elect and qualify to be taxed separately as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

     Distributions of net investment income received by a Fund from investments in debt securities (other than interest on tax-exempt municipal obligations held by the Tax-Free Bond Funds and Tax-Free Money Market Fund) and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

     Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. The Funds expect that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction.

     In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of such Fund's current and accumulated earnings and profits.

     Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Funds each year.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, a Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     The Trust, the Framlington Trust and the Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he is not subject to backup withholding or that he is an "exempt recipient."

     Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

     Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

     Tax-Free Bond Funds and Tax-Free Money Market Fund. The Michigan Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Short-Intermediate Bond Fund, and Tax-Free Money Market Fund are designed to provide investors with current tax-exempt interest income. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Funds' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" generally include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     In order for the Funds to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of each Fund's taxable year at least 50% of the value of the Fund's assets must consist of tax-exempt municipal obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. However, all shareholders required to file a federal income tax return are required to report the receipt of exempt-interest dividends and other tax-exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax in two circumstances. First, exempt-interest dividends derived from certain "private activity" bonds issued after August 7, 1986 will generally constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt-interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining the amount of certain adjustments for alternative minimum tax purposes. Receipt of exempt-interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

     The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends during such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such dividends.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally is not deductible for federal income tax purposes if the Funds distribute exempt-interest dividends during the shareholder's taxable year.

     Investors may be subject to state and local taxes on income derived from an investment in a Fund. In certain states, income derived from a Fund which is attributable to interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation.

     Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before investing in a Fund.

     Michigan Tax Considerations - Michigan Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund. As stated in the Michigan Tax-Free Bond Fund Prospectus and the Tax-Free Short-Intermediate Bond Fund Prospectus, dividends paid by the Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan Income Tax and Michigan Single Business Tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations, such dividends will be subject to Michigan Income and Michigan Single Business Taxes, even though the dividends may be exempt for federal Income Tax purposes.

     In particular, gross interest income and dividends derived from obligations or securities of the State of Michigan and its political subdivisions, exempt from federal Income Tax, are exempt from Michigan Income Tax under Act No. 281, Public Acts of Michigan, 1967, as amended, and are exempt from Michigan Single Business Tax under Act No. 228, Public Acts of Michigan, 1975, as amended. The Michigan Income Tax act levies a flat-rate income tax on individuals, estates, and trusts. The Single Business Tax Act levies a tax upon the "adjusted tax base" of most individuals, corporations, financial organizations, partnerships, joint ventures, estates, and trusts with "business activity" in Michigan.

     The transfer of obligations or securities of the State of Michigan and its political subdivisions by the Fund, as well as the transfer of Fund shares by a shareholder, is subject to Michigan taxes measured by gain on the sale, payment, or other disposition thereof.

     International Equity Fund, International Growth Fund, International NetNet Fund, Emerging Markets Fund, Global Financial Services Fund and International Bond Fund. Income received by the International Equity Fund, the International Growth Fund, the International NetNet Fund, the Emerging Markets Fund, the Global Financial Services Fund and the International Bond Fund from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds' shareholders. So long as a Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of the value of the Fund's assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations are imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to limitations, including the restriction that the credit may not exceed the shareholder's United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, only a portion of the foreign tax credit will be allowed to offset any alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

     Taxation of Certain Financial Instruments. Special rules govern the Federal income tax treatment of financial instruments that may be held by some of the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, all described above.

     Original Issue Discount. The Funds may purchase debt securities with original issue discount. Original issue discount represents the difference between the original price of the debt instrument and the stated redemption price at maturity. Original issue discount is required to be accreted on a daily basis and is considered interest income for tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Market Discount. The Funds may purchase debt securities at a discount in excess of the original issue discount to the stated redemption price maturity (for debt securities without original issue discount), and this discount is called market discount. If market discount is be recognized at the time of disposition of the debt security, accrued market discount is recognized to the extent of gain on the disposition of the debt security.

     Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code section 1234. Pursuant to Internal Revenue Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and generally for purposes of the 4% excise tax, on October 31 of each year) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Generally, hedging transactions, if any, undertaken by a Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Funds are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

     The Funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of substantially as compared to a fund that did not engage in such hedging transactions.

     The diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures or forward contracts.

     Constructive Sales. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

     Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income and loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Passive Foreign Investment Companies. Certain Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least on-half of its assets constitute passive assets, or 75% or more of its gross income passive income. If a Fund receives a so-called "excess distribution" with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

     Other Taxation. The foregoing discussion relates only to U.S. federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Funds, and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                    ADDITIONAL INFORMATION CONCERNING SHARES

     The Trust and Framlington are Massachusett business trusts. Under each Declaration of Trust, the beneficial interest in the Trust or Framlington may be divided into an unlimited number of full and fractional transferable shares. The Company is a Maryland corporation. The Trust's and Framlington's Declaration of Trust and the Company's Articles of Incorporation authorize the Boards of Directors/Trustees to classify or reclassify any unissued shares of the Trust, Framlington and the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Trust's Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest in the Trust, representing interests in the Balanced, Index 500, International Equity, Large-Cap Value, Small Company Growth, Bond, Intermediate Bond, U.S. Income, Michigan Bond, Tax-Free Bond, Tax-Free Short-Intermediate Bond, Cash Investment, Tax-Free Money Market and U.S. Treasury Money Market Funds. The shares of each Fund

(other than the Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares. The Class C shares of the Index 500 Fund are not currently offered. The Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund offer only Class A Shares, Class K Shares and Class Y Shares. Pursuant to the authority of Framlington's Declaration of Trust, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in Framlington representing interests in the International Growth Fund, Emerging Markets Fund, Global Financial Services Fund and Healthcare Fund. The shares of each Fund (except the Global Financial Services Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares. The shares of the Global Financial Services Fund are offered in five separate classes: Class A, Class B, Class II, Class K and Class Y Shares. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in the Bio(Tech)2 Fund, Digital Economy Fund, Focus Growth Fund, Fund of Funds, Future Technology Fund, International Bond Fund, International NetNet Fund, Micro-Cap Equity Fund, Money Market Fund, MidCap Select Fund, Multi-Season Growth Fund, NetNet Fund, Power Plus Fund, Real Estate Equity Investment Fund and Small-Cap Value Fund. The shares of each Fund (other than the Bio(Tech)2 Fund, Digital Economy Fund, Focus Growth Fund, Future Technology Fund, International NetNet Fund, Fund of Funds, Money Market Fund, MidCap Select Fund, NetNet Fund and Power Plus Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares. The Money Market Fund offers only Class A, Class B and Class C Shares (which may be acquired only through an exchange of shares from the corresponding classes of other funds of the Trust, Framlington and the Company) and Class Y Shares. The Fund of Funds offers only Class A, Class B and Class Y Shares. The NetNet Fund offers only Class A, Class B, Class C and Class Y Shares. The Bio(Tech)2 Fund, Digital Economy Fund, Focus Growth Fund, Future Technology Fund, International NetNet Fund, MidCap Select Fund and Power Plus Fund offer Class A, Class B, Class II, Class K and Class Y Shares.

     The Boards of the Trust, the Company and Framlington have adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of each Fund. The Multi-Class Plan provides that shares of each class of a Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

     In the event of a liquidation or dissolution of the Trust, Framlington or the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Trust's, Framlington's or the Company's respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

     Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, only Class B Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan, only Class C Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class C Plan, only Class II Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to a Fund's Class II Plan and only Class K Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Class K Plan. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, Framlington or the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Boards of Directors/Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust, Framlington or the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter, (i) unless it is clear that the interests of each Fund in the matter are substantially identical or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement, sub-advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust, Framlington or the Company voting together in the aggregate without regard to a particular Fund.

     Shares of each of the Trust, Framlington and the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of each of the Trust's, Framlington's and the Company's outstanding shares (irrespective of class) may elect all of the trustees or directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus, shares will be fully paid and non-assessable by each of the Trust, Framlington and the Company.

     Annual shareholder meetings to elect trustees or directors will not be held unless and until such time as required by law. At that time, the trustees then in office will call a shareholders' meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. Meetings of the shareholders of the Trust, Framlington or the Company shall be called by the trustees or directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     The Trust's and Framlington's Declaration of Trust, as amended, each authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust's and Framlington's Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

                                OTHER INFORMATION

     Counsel. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust, Framlington and the Company. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington D.C. 20006, serves as counsel to the Independent Directors/Trustees.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trust's, Framlington's and the Company's independent auditors.


     Control Persons and Principal Holders. As of October 1, 2001, Comerica Bank, One Detroit Center, 500 Woodward Ave., Detroit, Michigan 48226, held of record substantially all of the outstanding shares of the Funds as agent or trustee for its customers. As a result, Comerica Bank will be able to affect the outcome of matters presented for a vote of each Fund's shareholders. As of October 1, 2001, the following persons were beneficial owners of 5% or more of the outstanding shares of any class of a Fund because they possessed voting or investment power with respect to such shares:

-------------------------------------------------------------------------------
Name of Fund         Name and Address                  Percentage of Total
                                                       Shares Outstanding
-------------------------------------------------------------------------------

     As of October 1, 2001, Munder Capital Management, on behalf of their clients owned _____% of _________ Fund Class ________shares,


     Shareholder Approvals. As used in this SAI, a "majority of the outstanding shares" of a Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

                             REGISTRATION STATEMENT

     This SAI and each of the Fund's Prospectuses do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

     Statements contained herein and in each of the Fund's Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS



     [The financial statements for the Trust, Framlington and the Company including the notes thereto, dated June 30, 2000 have been audited by Ernst & Young LLP and are incorporated by reference into this SAI from the Annual Reports of the Trust, Framlington and the Company dated as of June 30, 2001. The information under the caption "Financial Highlights" of the Funds for the period from commencement of operations through June 30, 2000, appearing in the related Prospectuses dated October ___, 2001 has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.]

                                   APPENDIX A
                                   ----------

                              - Rated Investments -

Corporate Bonds
---------------

     From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

     "Aaa":

               Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa":

               Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A":

               Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa":

               Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba":

               Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B":

               Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa":

               Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     From Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA":

               Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA":

               Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A":

               Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB":

               Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB," "B" and "CCC":

               Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper
----------------

     The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "Prime-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

     Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Boards of Trustees and Directors.

                                   APPENDIX B
                                   ----------

     The Equity Funds, the Balanced Fund and the Bond Funds may enter into certain futures transactions and options for hedging purposes. Each of the Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond Fund) may also write covered call options, buy put options, buy call options and write secured put options. Such transactions are described in this Appendix.

I. Interest Rate Futures Contracts
   -------------------------------

     Use of Interest Rate Futures Contracts. Bond prices are established in both
     --------------------------------------
the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

     Description of Interest Rate Futures Contracts. An interest rate futures
     ----------------------------------------------
contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes, Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities, three-month United States Treasury Bills, and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

     Example of Futures Contract Sale. The Funds would engage in an interest
     --------------------------------
rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The Advisor wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Advisor believes that, because of an anticipated rise in interest rates, the value will decline to 95. The fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

     In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

     The advisor could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

     If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

     Example of Futures Contract Purchase. The Funds would engage in an interest
     ------------------------------------
rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

     For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The advisor wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the advisor believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 91/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or designated on the books of the Fund's custodian for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

     The advisor could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

     If, however, short-term rates remained above available long-term rated, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II. Index Futures Contracts
    -----------------------

     General. A bond index assigns relative values of the bonds included in the
     -------
index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

     A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks.

     Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions. The following are examples of
     --------------------------------------------
transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

                             Portfolio                                    Futures
Anticipate buying $62,500 in Equity Securities         -Day Hedge is Placed-
                                                       Buying 1 Index Futures at 125
                                                       Value of Futures = $62,500/Contract

Buy Equity Securities with Actual Cost = $65,000       Day Hedge is Lifted-
Increase in Purchase Price = $2,500                    Sell 1 Index Futures at 130
                                                       Value of Futures = $65,000/Contract
                                                       Gain on Futures = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract - 125 X $500 =
$62,500 Portfolio Beta Relative to the Index = 1.0

                      Portfolio                                                  Futures
Anticipate Selling $1,000,000 in Equity Securities                    - Day Hedge is Placed-
                                                                      Sell 16 Index Futures at 125
                                                                      Value of Futures = $1,000,000

Equity Securities - Own Stock                                         Day Hedge is Lifted-
with Value = $960,000                                                 Buy 16 Index Futures at 120
Loss in Portfolio Value = $40,000                                     Value of Futures = $960,000
                                                                      Gain on Futures = $40,000

III.  Margin Payments
      ---------------

     Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian in an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor, World or the Sub-Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.  Risks of Transactions in Futures Contracts
     ------------------------------------------

     There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor, World or the Sub-Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor, World or the Sub-Advisor. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

     In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor, World or the Sub-Advisor may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Funds is also subject to the Advisor's, World's or the Sub-Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

V.  Options on Futures Contracts
    ----------------------------

     The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from(call) or sell to(put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI. Currency Transactions
    ---------------------

     The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the SAI. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor or World.

     The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     The Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

     The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor, World or the Sub-Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor, World or the Sub-Advisor believes that the value of the schillings will decline against the U.S. dollar, the Advisor, World or the Sub-Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will designate liquid, high grade assets on the books of the Fund's custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VII.  Other Matters
      -------------

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.

VIII. Options
      -------

     Each of the Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond Fund) may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

     A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Funds may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The exercise price of the call the Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     In the case of writing a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount as are earmarked on the books of the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or liquid securities equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference in cash or liquid securities is earmarked on the books of the Fund's custodian. A Fund will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. A Fund will write put options only if they are "secured" by cash or liquid securities earmarked on the books of the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

     The Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Funds may purchase call options to hedge against an increase in the price of securities that they anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying security (in the case of a covered call option) or liquidate the earmarked securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     Currency transactions, including options on currencies and currency futures, are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as the incurring of transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits
         --------


(a) (1) Declaration of Trust of the Registrant, dated August 30, 1989, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 1, 1989.

     (2) Amendment No. 1 to Declaration of Trust of the Registrant is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on November 21, 1989.

     (3) Amendment No. 2 to Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 22, 1990.

     (4) Amendment No. 3 to the Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 20 filed with the Commission on June 28, 1995.

     (5) Certificate of Classification of Shares, dated August 30, 1991, pertaining to Class D shares; Class E shares; Class F shares; Class G shares; Class H shares; and Class I shares is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 3, 1992.

     (6) Certificate of Classification of Shares pertaining to Class A-1 shares and Class A-2 shares; Class B-1 shares and Class B-2 shares; Class C-1 shares and Class C-2 shares; Class D-1 shares and Class D-2 shares; Class E-1 shares and Class E-2 shares; Class F-1 shares and Class F-2 shares; Class G-1 shares and Class G-2 shares; Class H-1 shares and Class H-2 shares; Class I-1 shares and Class I-2 shares; Class J shares; Class J-1 shares; and Class J-2 shares; and Class K shares; Class K-1 shares and Class K-2 shares is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 3, 1992.

     (7) Certificate of Classification of Shares pertaining to Class L shares, Class L-1 shares and Class L-2 shares is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1993.

     (8) Certificate of Classification of Shares pertaining to Class M shares, Class M-1 shares and Class M-2 shares is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 29, 1993.

     (9) Certificate of Classification of Shares pertaining to Class N shares, Class N-1 shares and Class N-2 shares is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the Commission on December 30, 1993.

     (10) Certificate of Classification of Shares pertaining to Class O shares, Class O-1 shares and Class O-2 shares; Class P shares, Class P-1 shares and Class P-2 shares is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1994.

     (11) Certificate of Classification of Shares pertaining to Class A-3 shares; Class D-3 shares; Class E-3 shares; Class G-3 shares; Class H-3 shares; Class I-3 shares; Class J-3 shares; Class K-3 shares; Class L-3 shares; Class M-3 shares; Class N-3 shares; Class O shares; Class O-1 shares; Class O-2 shares; Class O-3 shares; Class P shares; Class P-1 shares; Class P-2 shares and Class P-3 shares is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 28, 1994.

     (12) Certificate of Classification of Shares pertaining to Class D-4 shares, E-4 shares, F-4 shares, G-4 shares, H-4 shares, I-4 shares, K-4 shares, L-4 shares, M-4 shares, N-4 shares, O-4 shares and P-4 shares is incorporated herein by reference to Post-Effective Amendment No. 20 filed with the Commission on June 28, 1995.

     (13) Certificate of Classification of Shares pertaining to Class F-3 for the Index Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 23 filed with the Commission on October 28, 1996.

(b) Amended and Restated By-Laws dated February 25, 2001 to be filed by amendment.


(c)  Not Applicable.


(d) (1) Amended and Restated Investment Advisory Agreement, dated May 15, 2001, among Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust, St. Clair Funds, Inc. and Munder Capital Management to be filed by amendment.

     (2) Amended and Restated Investment Advisory Agreement, dated May 15, 2001, among Registrant, St. Clair Funds, Inc. and World Asset Management LLC to be filed by amendment.

(e) Amended and Restated Combined Distribution Agreement, dated May 15, 2001, among Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust, St. Clair Funds, Inc. and Funds Distributor, Inc. to be filed by amendment.


(f)  Not Applicable.


(g) Form of Master Custodian Agreement among Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust, St. Clair Funds, Inc. and State Street Bank and Trust Company to be filed by amendment.

(h) (1) Amended and Restated Combined Administration Agreement, dated August 14, 2001, among Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust, St. Clair Funds, Inc. and State Street Bank and Trust Company to be filed by amendment.

     (2) Transfer Agency and Registrar Agreement, dated June 28, 1995, between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

     (3) Form of Amendment dated February 4, 1997 to the Transfer Agency and Registrar Agreement dated June 28, 1995 between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

     (4) Form of Amendment dated May 6, 1997 to the Transfer Agency and Registrar Agreement dated June 28, 1995 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 9 (cc) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

     (5) Amendment No. 1, dated June 1, 1998, to the Transfer Agency and Registrar Agreement dated June 28, 1995 between Registrant and PFPC Inc. is incorporated herein by reference to Post-

          Effective No. 26 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

     (6) Amendment No. 3, dated June 1, 1998, to the Transfer Agency and Registrar Agreement dated June 28, 1995 between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective No. 26 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

     (7) Amendment, dated March 16, 1999, to Transfer Agency and Registrar Agreement dated June 28, 1995, between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 27, 1999.

     (8) Amendment, dated March 26, 1999, to Transfer Agency and Registrar Agreement dated June 28, 1995, between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 27, 1999.

     (9) Amendment, dated October 1, 1999, to Transfer Agency and Registrar Agreement dated June 28, 1995, between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 25, 2000.


(i) (1) Opinion and Consent of Counsel is incorporated by reference to the Rule 24f-2 Notice filed on August 28, 1997, Accession Number 0000927405-97-000310.

     (2)  Consent of Counsel is incorporated herein by reference to Exhibit
          (10)(b) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.


(j) (1) Powers of Attorney is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 25, 2000.

     (2) Certified Resolution of Board, dated November 15, 2000, authorizing signature on behalf of Registrant pursuant to power of attorney is filed herein.

     (3)  Powers of Attorney are filed herein.




(k)  Not Applicable.

(l) Purchase Agreement between Registrant and Shearson Lehman Hutton Inc. dated November 13, 1989 is incorporated herein by reference to Exhibit (13) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 1, 1990.


(m) Amended and Restated Combined Distribution and Service Plan, dated May 15, 2001, to be filed by amendment.

(n)  Amended and Restated Multi-Class Plan to be filed by amendment.

(p) Code of Ethics, dated August 14, 2001, of the Registrant, Munder Capital Management, World Asset Management, LLC, The Munder Funds, Inc., The Munder Framlington Funds Trust, St. Clair Funds, Inc. and Munder @Vantage Trust to be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------
         Not Applicable.

Item 25. Indemnification
         ---------------
         Indemnification of Registrant's principal underwriter against certain losses is provided for in Section V of the Amended and Restated Distribution Agreement incorporated herein by reference to Exhibit 6
         (e) hereto. Indemnification of Registrant's Custodian is provided for, respectively, in Section 22 of the Custodian Agreement incorporated herein by reference as Exhibit 8(a) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition,
         Section 9.3 of the Registrant's Agreement and Declaration of Trust incorporated herein by reference as Exhibit 1(a) hereto provides as follows:

         Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trustees shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Section 9.6 of the Registrant's Agreement and Declaration of Trust, incorporated herein by reference as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

         Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 26. Business and Other Connections of Investment Advisors
         -----------------------------------------------------------------

         (a) Munder Capital Management and World Asset Management perform investment advisory services for Registrant and other investment companies and institutional and individual investors.

         Munder Capital Management

         Name                          Position with Advisor
         Munder Group LLC              Partner
         WAM Holdings, Inc.            Partner
         WAM Holdings II, Inc.         Partner
         Leonard J. Barr, II           Senior Vice President and Director of Research
         Enrique Chang                 Chief Investment Officer of Equities
         Clark Durant                  Vice President and President of Munder Charitable Gift Fund
         Elyse G. Essick               Vice President and Director of Communications and Client Services
         Sharon E. Fayolle             Vice President and Director of Cash Management
         Peter K. Hoglund              Chief Administrative Officer
         Anne K. Kennedy               Vice President and Director of Portfolio Management
         Ann F. Putallaz               Vice President and Director of Retirement Services Group
         Peter G. Root                 Vice President and Chief Investment Officer of Fixed Income
         James C. Robinson             Chief Executive Officer
         Stephen J. Shenkenberg        Executive Vice President and General Counsel

         For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management, SEC File No. 801-48394.

         World Asset Management

         Name                                     Position with Advisor
         Todd B. Johnson                          President, Chief Investment Officer and Chief Executive Officer
         Robert J. Kay                            Director, Client Services
         Theodore D. Miller                       Director, International Investments
         Kenneth A. Schluchter, III               Director, Domestic Investments

         For further information relating to the Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by World Asset Management, SEC File No. 801-55795.

Item 27. Principal Underwriters
         ----------------------


         (a) Funds Distributor, Inc. ("FDI"), is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of The BISYS Group, Inc. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI acts as principal underwriter of the following investment companies other than the Registrant:

                  The Brinson Funds
                  Dresdner RCM Capital Funds, Inc.

                  Dresdner RCM Global Funds, Inc.
                  Dresdner RCM Investment Funds Inc.
                  GMO Trust
                  LaSalle Partners Funds, Inc.
                  LMCG Funds
                  Merrimac Series
                  Monetta Fund, Inc.
                  Monetta Trust
                  The Montgomery Funds I
                  The Montgomery Funds II
                  The Munder Framlington Funds Trust
                  The Munder Funds, Inc.
                  National Investors Cash Management Fund, Inc.
                  Nomura Pacific Basin Fund, Inc.
                  The Saratoga Advantage Trust
                  SG Cowen Funds, Inc.
                  SG Cowen Income + Growth Fund, Inc.
                  SG Cowen Standby Reserve Fund, Inc.
                  SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
                  SG Cowen Series Fund, Inc.
                  Skyline Funds
                  St. Clair Funds, Inc.
                  TD Waterhouse Family of Funds, Inc.
                  TD Waterhouse Trust
                  UAM Funds, Inc.
                  UAM Funds, Inc. II
                  UAM Funds Trust

         (b)


                  Name and Principal           Position and Offices with               Position and Offices
                  Business Address*            Funds Distributor, Inc.                 with Registrant
                  -----------------            -----------------------                 ---------------
                  Lynn C. Mangum               Director                                None
                  Dennis Sheehan               Director and Treasurer                  None
                  William Tonko                President                               None
                  Marie E. Connolly            Executive Vice President and            None
                                               Supervising Principal
                  Olu T. Lawal                 Fin-Op                                  None
                  Patrick McKeon               Vice President and Chief Compliance     None
                                               Officer
                  Charles Booth                Vice President                          None
                  Margaret W. Chambers         Vice President                          None
                  Kevin J. Dell                Secretary                               None

                  *60 State Street, Suite 1300, Boston, Massachusetts 02109

         (c)      Not Applicable.

Item 28. Location of Accounts and Records
         --------------------------------

         (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its functions as investment advisor);

         (2) World Asset Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its functions as investment advisor);

         (3) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its functions as distributor);


         (4) PFPC Inc., 100 Federal Street, Boston, Massachusetts 02110 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as transfer agent); and


         (5) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its functions as administrator and custodian).

Item 29. Management Services
         -------------------
         Not Applicable.

Item 30. Undertakings
         ------------
         Not Applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 31 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(a) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and The State of Michigan, on the 24th day of September, 2001.


THE MUNDER FUNDS TRUST
By:   /s/ James C. Robinson
      ------------------------
      James C. Robinson, President

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


Signatures                       Title                      Date
----------                       -----                      ----

*/s Charles W. Elliott           Trustee                    September 24, 2001
 ------------------------
 Charles W. Elliott

*/s/ Joseph E. Champagne         Trustee                    September 24, 2001
 ------------------------
 Joseph E. Champagne

*/s/ Thomas B. Bender            Trustee                    September 24, 2001
 ------------------------
 Thomas B. Bender

*/s/ Thomas D. Eckert            Trustee                    September 24, 2001
 ------------------------
 Thomas D. Eckert

*/s/ John Rakolta, Jr.           Trustee                    September 24, 2001
 ------------------------
 John Rakolta, Jr.

*/s/ David J. Brophy             Trustee                    September 24, 2001
 ------------------------
 David J. Brophy

*/s/ Michael T. Monahan          Trustee                    September 24, 2001
 ------------------------
 Michael T. Monahan

*/s/ Arthur T. Porter            Trustee                    September 24, 2001
 ------------------------
Arthur T. Porter

*/s/ James C. Robinson           President                  September 24, 2001
 ------------------------
James C. Robinson

*/s/ Cherie Ugorowski            Treasurer                  September 24, 2001
 ------------------------
Cherie Ugorowski


* By:  /s/ Stephen J. Shenkenberg
       --------------------------
       Stephen J. Shenkenberg
       as Attorney-in-Fact

                                  Exhibit Index


Exhibit
-------
99(j)(2)         Certified Resolution
99(j)(3)         Powers of Attorney